N-30D TABLE OF CONTENTS


SSgA Fund Name                                                        N-30D Page
--------------                                                        ----------
SSgA-SM-Life Solutions-SM- Funds ..................................
     Income and Growth Fund .......................................
     Balanced Fund ................................................
     Growth Fund ..................................................
Money Market Fund .................................................
Matrix Equity Fund ................................................
Prime Money Market Fund ...........................................
Small Cap Fund ....................................................
US Treasury Money Market Fund .....................................
Yield Plus Fund ...................................................
Bond Market Fund ..................................................
S&P 500 Index Fund ................................................
Active International Fund .........................................
Tax Free Money Market Fund ........................................
US Government Money Market Fund ...................................
Growth and Income Fund ............................................
Intermediate Fund .................................................
Emerging Markets Fund .............................................
Tuckerman Active REIT Fund ........................................
International Growth Opportunities ................................
High Yield Bond ...................................................
Special Equity ....................................................
Aggressive Equity Fund ............................................
IAM Shares Fund ...................................................

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                              Life Solutions Funds

                                February 29, 2000

                        SSgA(R) Life Solutions(sm) Funds

                             Income and Growth Fund
                                  Balanced Fund
                                   Growth Fund

                                Semiannual Report

                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Income and Growth Fund  Financial Statements..............................    2

    Financial Highlights..................................................    6

Balanced Fund  Financial Statements.......................................    8

    Financial Highlights..................................................   12

Growth Fund  Financial Statements.........................................   14

    Financial Highlights..................................................   18

Notes to Financial Statements.............................................   19

Fund Management and Service Providers.....................................   27

"SSgA(R)" is a registered trademark and "Life Solutionssm" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA Life Solutions
Income and Growth Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                        Number            Value
                                                          of              (000)
                                                        Shares              $
                                                        ------            ------
Investments
Domestic Equities - 24.7%
SSgA Aggressive Equity Fund                                49,005            966
SSgA Matrix Equity Fund                                   225,599          3,431
SSgA S&P 500 Index Fund                                    34,722            826
SSgA Small Cap Fund                                        42,905            886
                                                                          ------
                                                                           6,109
                                                                          ------

International Equities - 8.8%
SSgA Active International Fund                            167,175          1,943
SSgA Emerging Markets Fund                                 18,842            236
                                                                          ------
                                                                           2,179
                                                                          ------

Bonds - 64.2%
SSgA Bond Market Fund                                   1,488,973         14,115
SSgA High Yield Bond Fund                                 166,988          1,723
                                                                          ------
                                                                          15,838
                                                                          ------

Short-Term Assets - 1.6%
SSgA Money Market Fund (a)                                404,517            405
                                                                          ------

Total Investments - 99.3%
(identified cost $24,602)                                                 24,531
                                                                          ------

Other Assets and Liabilities
Deferred organization expenses                                                18
Receivable from Adviser                                                       22
Other assets                                                                 180
Liabilities                                                                  (54)
                                                                          ------

Total Other Assets and Liabilities, Net - 0.7%                               166
                                                                          ------

Net Assets - 100.0%                                                       24,697
                                                                          ======

2 Semiannual Report

SSgA Life Solutions
Income and Growth Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                         Value
                                                                         (000)
                                                                           $
                                                                         ------
Net Assets Consist of:
Accumulated distributions in excess of net investment income               (356)
Accumulated net realized gain (loss)                                         34
Unrealized appreciation (depreciation) on investments                       (71)
Shares of beneficial interest                                                 2
Additional paid-in capital                                               25,088
                                                                         ------

Net Assets                                                               24,697
                                                                         ======

Net Asset Value, offering and redemption price per share:
      ($24,697,234 divided by 1,974,022 shares of $.001 par value
      shares of beneficial interest outstanding)                          12.51
                                                                         ======

(a) At amortized cost, which approximates market.

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 3

SSgA Life Solutions
Income and Growth Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
    Income distributions from Underlying Funds ..............................    $   574

Expenses
    Distribution fees .............................................   $     2
    Transfer agent fees ...........................................        10
    Fund accounting fees ..........................................         7
    Professional fees .............................................         5
    Registration fees .............................................        16
    Shareholder servicing fees ....................................        16
    Amortization of deferred organization expenses ................         3
    Miscellaneous .................................................         6
                                                                      -------

    Expenses before reductions ....................................        65
    Expense reductions ............................................       (10)
                                                                      -------

        Expenses, net .............................................                   55
                                                                                 -------

Net investment income .............................................                  519
                                                                                 -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ...................................................       218
    Capital gain distributions from Underlying Funds ..............       761        979
                                                                      -------

Net change in unrealized appreciation (depreciation) on investments                  (96)
                                                                                 -------

Net realized and unrealized gain (loss) ...........................                  883
                                                                                 -------

Net increase (decrease) in net assets from operations .............              $ 1,402
                                                                                 =======

See the accompanying notes which are an integral part of the financial statements.

4 Semiannual Report

SSgA Life Solutions
Income and Growth Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                       For the six              For the
                                                                       Months Ended            Fiscal Year
                                                                     February 29, 2000            Ended
                                                                       (Unaudited)           August 31, 1999
                                                                     -----------------       ---------------
Increase (Decrease) in Net Assets

Operations
    Net investment income .............................................  $    519                   $    922
    Net realized gain (loss) ..........................................       979                      1,066
    Net change in unrealized appreciation (depreciation) ..............       (96)                       758
                                                                         --------                   --------

        Net increase (decrease) in net assets from operations .........     1,402                      2,746
                                                                         --------                   --------

Distributions
    From net investment income ........................................    (1,449)                    (1,186)
    From net realized gain ............................................      (691)                      (983)
                                                                         --------                   --------

        Net decrease in net assets from distributions .................    (2,140)                    (2,169)
                                                                         --------                   --------

Share Transactions
    Net increase (decrease) in net assets from share transactions .....      (307)                     1,394
                                                                         --------                   --------

Total net increase (decrease) in net assets ...........................    (1,045)                     1,971

Net Assets
    Beginning of period ...............................................    25,742                     23,771
                                                                         --------                   --------
End of period (including accumulated distributions in excess of net investment income of $356 and undistributed net investment
    income of $574, respectively) .....................................  $ 24,697                   $ 25,742
                                                                         ========                   ========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA Life Solutions
Income and Growth Fund

Financial Highlights
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          Fiscal Years Ended August 31,
                                                                   --------------------------------------------
                                                     2000*            1999             1998            1997**
                                                  ----------       ----------       ----------       ----------
Net Asset Value, Beginning of Period .........    $    12.93       $    12.65       $    12.93       $    12.68
                                                  ----------       ----------       ----------       ----------

Income From Operations
    Net investment income (a) ................           .26              .44              .46               --
    Net realized and unrealized gain (loss)              .45              .95             (.01)             .25
                                                  ----------       ----------       ----------       ----------

        Total income from operations .........           .71             1.39              .45              .25
                                                  ----------       ----------       ----------       ----------

Distributions
    From net investment income ...............          (.77)            (.61)            (.41)              --
    From net realized gain ...................          (.36)            (.50)            (.32)              --
                                                  ----------       ----------       ----------       ----------

        Total distributions ..................         (1.13)           (1.11)            (.73)              --
                                                  ----------       ----------       ----------       ----------

Net Asset Value, End of Period ...............    $    12.51       $    12.93       $    12.65       $    12.93
                                                  ==========       ==========       ==========       ==========

Total Return (%)(b) ..........................          5.81            11.27             3.53             1.97

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)..        24,697           25,742           23,771           13,979

    Ratios to average net assets (%)(c):
        Operating expenses, net (d) ..........           .45              .45              .45              .35
        Operating expenses, gross (d) ........           .53              .50              .72             1.14
        Net investment income ................          4.19             3.37             3.00              .16

    Portfolio turnover rate (%) ..............         15.97            93.34            93.28           106.68

*   For the six months ended February 29, 2000 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts and Underlying Funds.

6 Semiannual Report

                 (This page has been left blank intentionally.)

SSgA Life Solutions
Balanced Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
                                                      ------             ------
Investments
Domestic Equities - 39.4%
SSgA Aggressive Equity Fund                            381,183            7,513
SSgA Matrix Equity Fund                              1,843,250           28,036
SSgA S&P 500 Index Fund                                207,660            4,938
SSgA Small Cap Fund                                    319,694            6,602
                                                                        -------
                                                                         47,089
                                                                        -------

International Equities - 14.0%
SSgA Active International Fund                       1,286,492           14,949
SSgA Emerging Markets Fund                             146,697            1,840
                                                                        -------
                                                                         16,789
                                                                        -------

Bonds - 45.3%
SSgA Bond Market Fund                                5,114,408           48,485
SSgA High Yield Bond Fund                              543,817            5,612
                                                                        -------
                                                                         54,097
                                                                        -------

Short-Term Assets - 1.2%
SSgA Money Market Fund (a)                           1,410,464            1,410
                                                                        -------

Total Investments - 99.9%
(identified cost $116,286)                                              119,385
                                                                        -------

Other Assets and Liabilities
Deferred organization expenses                                               18
Other assets                                                                233
Liabilities                                                                (212)
                                                                        -------

Total Other Assets and Liabilities, Net - 0.1%                               39
                                                                        -------

Net Assets - 100.0%                                                     119,424
                                                                        =======

8 Semiannual Report

SSgA Life Solutions
Balanced Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                        Value
                                                                        (000)
                                                                          $
                                                                       -------
Net Assets Consist of:
Accumulated distributions in excess of net investment income            (2,352)
Accumulated net realized gain (loss)                                     1,515
Unrealized appreciation (depreciation) on investments                    3,099
Shares of beneficial interest                                                9
Additional paid-in capital                                             117,153
                                                                       -------

Net Assets                                                             119,423
                                                                       =======

Net Asset Value, offering and redemption price per share:
    ($119,423,042 divided by 8,672,804 shares of $.001 par value
    shares of beneficial interest outstanding)                           13.77
                                                                       =======

(a) At amortized cost, which approximates market.

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA Life Solutions
Balanced Fund

Statement of Operations
Amounts in thousands

                          For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
    Income distributions from Underlying Funds ....................                  $2,273

Expenses
    Distribution fees .............................................      $   12
    Transfer agent fees ...........................................          12
    Fund accounting fees ..........................................           7
    Professional fees .............................................           5
    Registration fees .............................................          20
    Shareholder servicing fees ....................................          77
    Amortization of deferred organization expenses ................           3
    Miscellaneous .................................................          13
                                                                         ------

        Total expenses ............................................                     149
                                                                                     ------

Net investment income .............................................                   2,124
                                                                                     ------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ...................................................       1,082
    Capital gain distributions from Underlying Funds ..............       5,424       6,506
                                                                         ------

Net change in unrealized appreciation (depreciation) on investments                     705
                                                                                     ------

Net realized and unrealized gain (loss) ...........................                   7,211
                                                                                     ------

Net increase (decrease) in net assets from operations .............                  $9,335
                                                                                     ======

See the accompanying notes which are an integral part of the financial statements.

10 Semiannual Report

SSgA Life Solutions
Balanced Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                         For the Six              For the
                                                                         Months Ended            Fiscal Year
                                                                       February 29, 2000            Ended
                                                                          (Unaudited)          August 31, 1999
                                                                       -----------------       ---------------
Increase (Decrease) in Net Assets

Operations
    Net investment income ............................................    $   2,124               $   2,837
    Net realized gain (loss) .........................................        6,506                   5,339
    Net change in unrealized appreciation (depreciation) .............          705                   7,816
                                                                          ---------               ---------

        Net increase (decrease) in net assets from operations ........        9,335                  15,992
                                                                          ---------               ---------

Distributions
    From net investment income .......................................       (6,007)                 (4,311)
    From net realized gain ...........................................       (3,568)                 (5,336)
                                                                          ---------               ---------

        Net decrease in net assets from distributions ................       (9,575)                 (9,647)
                                                                          ---------               ---------

Share Transactions
    Net increase (decrease) in net assets from share transactions ....       20,572                   1,943
                                                                          ---------               ---------

Total net increase (decrease) in net assets ..........................       20,332                   8,288

Net Assets
    Beginning of period ..............................................       99,092                  90,804
                                                                          ---------               ---------
End of period (including accumulated distributions in excess of net investment income of $2,352 and undistributed net investment
    income of $1,531, respectively) ..................................    $ 119,423               $  99,092
                                                                          =========               =========

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 11

SSgA Life Solutions
Balanced Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      Fiscal Years Ended August 31,
                                                                 ---------------------------------------
                                                      2000*         1999          1998          1997**
                                                   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period ............  $     13.80   $     12.95   $     13.98   $     13.69
                                                   -----------   -----------   -----------   -----------

Income From Operations
    Net investment income (a) ...................          .25           .38           .50            --
    Net realized and unrealized gain (loss) .....          .82          1.84          (.45)          .29
                                                   -----------   -----------   -----------   -----------

        Total income from operations ............         1.07          2.22           .05           .29
                                                   -----------   -----------   -----------   -----------

Distributions
    From net investment income ..................         (.70)         (.61)         (.56)           --
    From net realized gain ......................         (.40)         (.76)         (.52)           --
                                                   -----------   -----------   -----------   -----------

        Total distributions .....................        (1.10)        (1.37)        (1.08)           --
                                                   -----------   -----------   -----------   -----------

Net Asset Value, End of Period ..................  $     13.77   $     13.80   $     12.95   $     13.98
                                                   ===========   ===========   ===========   ===========

Total Return (%)(b) .............................         8.15         17.89           .33          2.12

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) ....      119,423        99,092        90,804        47,003

    Ratios to average net assets (%)(c):
        Operating expenses, net (d) .............          .25           .28           .36           .35
        Operating expenses, gross (d) ...........          .25           .28           .36           .49
        Net investment income ...................         3.59          2.83          2.07           .07

    Portfolio turnover rate (%) .................        15.35         51.09        101.40         51.61

*   For the six months ended February 29, 2000 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts and Underlying Funds.

12 Semiannual Report

                 (This page has been left blank intentionally.)

SSgA Life Solutions
Growth Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                       Number            Value
                                                         of              (000)
                                                       Shares              $
                                                       ------            ------
Investments
Domestic Equities - 55.5%
SSgA Aggressive Equity Fund                            274,641            5,413
SSgA Matrix Equity Fund                              1,401,014           21,309
SSgA S&P 500 Index Fund                                137,077            3,260
SSgA Small Cap Fund                                    231,962            4,790
                                                                         ------
                                                                         34,772
                                                                         ------

International Equities - 18.3%
SSgA Active International Fund                         880,916           10,236
SSgA Emerging Markets Fund                              98,619            1,236
                                                                         ------
                                                                         11,472
                                                                         ------

Bonds - 24.8%
SSgA Bond Market Fund                                1,462,643           13,866
SSgA High Yield Bond Fund                              157,541            1,626
                                                                         ------
                                                                         15,492
                                                                         ------

Short-Term Assets - 1.2%
SSgA Money Market Fund (a)                             774,586              775
                                                                         ------

Total Investments - 99.8%
(identified cost $59,711)                                                62,511
                                                                         ------

Other Assets and Liabilities
Deferred organization expenses                                               18
Other assets                                                                306
Liabilities                                                                (232)
                                                                         ------

Total Other Assets and Liabilities, Net - 0.2%                               92
                                                                         ------

Net Assets - 100.0%                                                      62,603
                                                                         ======

14 Semiannual Report

SSgA Life Solutions
Growth Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                      Value
                                                                      (000)
                                                                        $
                                                                      ------
Net Assets Consist of:
Accumulated distributions in excess of net investment income          (1,943)
Accumulated net realized gain (loss)                                   2,199
Unrealized appreciation (depreciation) on investments                  2,800
Shares of beneficial interest                                              4
Additional paid-in capital                                            59,543
                                                                      ------

Net Assets                                                            62,603
                                                                      ======

Net Asset Value, offering and redemption price per share:
    ($62,602,971 divided by 4,227,100 shares of $.001 par value
    shares of beneficial interest outstanding)                         14.81
                                                                      ======

(a)   At amortized cost, which approximates market.

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 15

SSgA Life Solutions
Growth Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

Investment Income
    Income distributions from Underlying Funds .......................          $  821
                                                                                ------

Expenses
    Distribution fees ................................................  $    6
    Transfer agent fees ..............................................      12
    Fund accounting fees .............................................      10
    Professional fees ................................................       5
    Registration fees ................................................      27
    Shareholder servicing fees .......................................      42
    Amortization of deferred organization expenses ...................       3
    Miscellaneous ....................................................      15
                                                                        ------

        Total expenses ...............................................             120
                                                                                ------

Net investment income ................................................             701
                                                                                ------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ......................................................   1,302
    Capital gain distributions from Underlying Funds .................   4,212   5,514
                                                                        ------

Net change in unrealized appreciation (depreciation) on investments ..             502
                                                                                ------

Net realized and unrealized gain (loss) ..............................           6,016
                                                                                ------

Net increase (decrease) in net assets from operations ................          $6,717
                                                                                ======

See the accompanying notes which are an integral part of the financial statements.

16 Semiannual Report

SSgA Life Solutions
Growth Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                      For the Six              For the
                                                                      Months Ended            Fiscal Year
                                                                    February 29, 2000            Ended
                                                                       (Unaudited)          August 31, 1999
                                                                    -----------------       ---------------
Increase (Decrease) in Net Assets

Operations
    Net investment income .............................................  $    701               $  1,215
    Net realized gain (loss) ..........................................     5,514                  4,065
    Net change in unrealized appreciation (depreciation) ..............       502                  8,203
                                                                         --------               --------

        Net increase (decrease) in net assets from operations .........     6,717                 13,483
                                                                         --------               --------

Distributions
    From net investment income ........................................    (3,157)                (2,340)
    From net realized gain ............................................    (2,360)                (3,927)
                                                                         --------               --------

        Net decrease in net assets from distributions .................    (5,517)                (6,267)
                                                                         --------               --------

Share Transactions
    Net increase (decrease) in net assets from share transactions .....    (3,615)                 4,370
                                                                         --------               --------

Total Net Increase (Decrease) in Net Assets ...........................    (2,415)                11,586
                                                                         --------               --------

Net Assets
    Beginning of period ...............................................    65,018                 53,432
                                                                         --------               --------
End of period (including accumulated distributions in excess of net investment income of $1,943 and undistributed net investment
    income of $513, respectively) .....................................  $ 62,603               $ 65,018
                                                                         ========               ========

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 17

SSgA Life Solutions
Growth Fund

Financial Highlights
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   Fiscal Years Ended August 31,
                                                              ------------------------------------
                                                    2000*        1999         1998        1997**
                                                 ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period ..........  $    14.62   $    13.02   $    14.79   $    14.44
                                                 ----------   ----------   ----------   ----------

Income From Operations
    Net investment income (a) .................         .16          .26          .38           --
    Net realized and unrealized gain (loss) ...        1.28         2.81         (.75)         .35
                                                 ----------   ----------   ----------   ----------

        Total income from operations ..........        1.44         3.07         (.37)         .35
                                                 ----------   ----------   ----------   ----------

Distributions
    From net investment income ................        (.72)        (.55)        (.71)          --
    From net realized gain ....................        (.53)        (.92)        (.69)          --
                                                 ----------   ----------   ----------   ----------

        Total distributions ...................       (1.25)       (1.47)       (1.40)          --
                                                 ----------   ----------   ----------   ----------

Net Asset Value, End of Period ................  $    14.81   $    14.62   $    13.02   $    14.79
                                                 ==========   ==========   ==========   ==========

Total Return (%)(b) ...........................       10.30        24.72        (2.68)        2.42

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands) ..      62,603       65,018       53,432       43,603

    Ratios to average net assets (%)(c):
        Operating expenses, net (d) ...........         .37          .38          .41          .35
        Operating expenses, gross (d) .........         .37          .38          .41          .54
        Net investment income .................        2.16         1.89         1.52          .09

    Portfolio turnover rate (%) ...............       17.72        43.15        67.66        39.49

*   For the six months ended February 29, 2000 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts and Underlying Funds.

18 Semiannual Report

SSgA
Life Solutions Funds

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.  Organization

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on three portfolios, the SSgA Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/Underlying Fund                                         Asset Allocation Ranges
                                                          ----------------------------------------
                                                          Income and      Balanced         Growth
                                                          Growth Fund       Fund            Fund
                                                          -----------     --------         -------
Equities
    US Equities                                            20 - 60%       40 - 80%        60 - 100%
        SSgA S&P 500 Index Fund
        SSgA Matrix Equity Fund
        SSgA Small Cap Fund
        SSgA Growth and Income Fund
        SSgA Special Equity Fund
        SSgA Real Estate Equity Fund
        SSgA Aggressive Equity Fund
    International Equities*                                   15%            20%             25%
        SSgA Active International Fund
        SSgA Emerging Markets Fund
        SSgA International Growth Opportunities Fund
Bonds                                                      40 - 80%       20 - 60%         0 - 40%
        SSgA Bond Market Fund
        SSgA Intermediate Fund
        SSgA High Yield Bond Fund
        SSgA Yield Plus Fund
Short Term Assets                                           0 - 20%        0 - 20%         0 - 20%
        SSgA Money Market Fund
        SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

                                                            Semiannual Report 19

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

    Objectives of the Underlying Funds:

    The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

    SSgA S&P 500 Index Fund: To seek to replicate the total return of the S&P 500 Index.

    SSgA Matrix Equity Fund: To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

    SSgA Small Cap Fund: To maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities of smaller capitalized issuers.

    SSgA Growth and Income Fund: To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

    SSgA Special Equity Fund: To maximize total return through investment in mid- and small capitalization US equity securities.

    SSgA Tuckerman Active REIT Fund (formerly SSgA Real Estate Equity Fund): To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

    SSgA Aggressive Equity Fund: To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

    SSgA Active International Fund: To provide long-term capital growth by investing primarily in securities of foreign issuers.

    SSgA Emerging Markets Fund: To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

    SSgA International Growth Opportunities Fund: To provide long-term capital growth by investing primarily in securities of foreign issuers.

    SSgA Bond Market Fund: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

    SSgA Intermediate Fund: To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

    SSgA High Yield Bond Fund: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

20 Semiannual Report

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

    SSgA Yield Plus Fund: To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

    SSgA Money Market Fund: To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

    SSgA US Government Money Market Fund: To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

    The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

    Security valuation: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

    Securities transactions: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    Investment income: Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

    Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Growth Fund intends to defer a net realized capital loss of $32,528 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in fiscal year 2000.

                                                            Semiannual Report 21

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

    The Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                                                     Net
                                                                                                 Unrealized
                                  Federal Tax           Unrealized          Unrealized          Appreciation
                                      Cost             Appreciation       (Depreciation)        (Depreciation)
                                  ------------         ------------       --------------        --------------
    Income and Growth Fund        $ 25,063,080         $ 7,013,255        $ (7,545,276)          $ (532,021)
    Balanced Fund                  118,065,994           2,732,653          (1,414,001)           1,318,652
    Growth Fund                     60,687,021           2,747,515            (923,050)           1,824,465

    Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

    Expenses: The Funds will pay all of their expenses other than those expressly assumed by the Adviser and the Administrator. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. Expenses included in the accompanying statements of operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

    Deferred organization expenses: The Funds have incurred expenses in connection with their organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3.  Securities Transactions

    Investment transactions: During the six months ended February 29, 2000, purchases and sales of the Underlying Funds aggregated to the following:

                                   Purchases            Sales
                                  -----------        -----------
    Income and Growth Fund        $ 3,946,579        $ 5,739,349
    Balanced Fund                  36,460,203         17,830,220
    Growth Fund                    11,547,679         17,440,279

22 Semiannual Report

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

4.  Related Parties

    Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the six months ended February 29, 2000, the Adviser voluntarily agreed to reimburse the Funds for all expenses (except 12b-1 distribution and shareholder servicing expenses) in excess of .30% of average daily net assets on an annual basis.

    In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended February 29, 2000, the custodian fees for the Income and Growth Fund, Balanced Fund and Growth Fund were reduced by $4, $4 and $12, respectively, under these arrangements.

    Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to the percentages, stated below, of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds. Each Fund will pay indirectly its proportionate share of the following: All Underlying Funds combined (except Active International, Emerging Markets and International Growth Opportunities) up to and including $500 million - .06%; over $500 million up to and including $1 billion - .05%; and over $1 billion - .03%. Active International, Emerging Markets and International Growth Opportunities up to and including $500 million - .07%; over $500 million up to and including $1 billion - .06%; over $1 billion up to and including $1.5 billion - .04%; and over $1.5 billion - .03%.

    The percentage of the fee paid by the each Underlying Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Underlying Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios, including the Funds.

    Distributor and Shareholder Servicing: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including the Funds.

                                                            Semiannual Report 23

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

    The Funds and Underlying Funds have a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of the Funds and Underlying Fund shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

    Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .25% of a Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

    The Funds have entered into service agreements with State Street Solutions ("Solutions"), State Street Brokerage Services, Inc. ("SSBSI"), the State Street Retirement Investment Services Division ("RIS"), (collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .13% each, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Funds were charged shareholder servicing expenses by Solutions, SSBSI and RIS as follows:

                                 Solutions        SSBSI           RIS
                                 ---------       -------        -------
    Income and Growth Fund        $12,006        $   527        $ 3,061
    Balanced Fund                  54,476            398         26,809
    Growth Fund                    40,485            275          4,326

    Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

24 Semiannual Report

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

    Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

                                     Income and     Balanced         Growth
                                    Growth Fund       Fund            Fund
                                    -----------     --------         ------
    Custodian fees                    $ 2,088        $ 4,618        $17,369
    Distribution                        6,332         30,766         20,168
    Shareholder servicing fees          2,699          7,584         10,378
    Transfer agent fees                   397            922          3,047
                                      -------        -------        -------
                                      $11,516        $43,890        $50,962
                                      =======        =======        =======

    Beneficial interest: In the Income and Growth Fund, as of February 29, 2000, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 57% and 18%, respectively, of the total outstanding shares of the Fund. In the Balanced Fund, as of February 29, 2000, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 60% and 31%, respectively, of the total outstanding shares of the Fund. In the Growth Fund, as of February 29, 2000, three shareholders (who were also affiliates of the Investment Company) were record owners of approximately 74%, 12% and 10%, respectively, of the total outstanding shares of the Fund.

    Transactions with Affiliated Companies: An affiliated company is a company in which a Fund has ownership of at least 5% of voting securities. Transactions during the six months ended February 29, 2000 with Underlying Funds which are or were affiliates are as follows:

                                                                                           Dividend and
                                                                                           Distribution
                  Affiliate                       Purchase Cost         Sales Cost            Income
    ---------------------------------------       -------------        ------------        ------------
    Income and Growth Fund
            SSgA Aggressive Equity Fund            $    574,301        $    181,966        $    162,704
                                                   ------------        ------------        ------------
                                                   $    574,301        $    181,966        $    162,704
                                                   ============        ============        ============
    Balanced Fund
            SSgA Aggressive Equity Fund            $  4,433,341        $    403,894        $  1,183,861
            SSgA Active International Fund           12,568,083           2,321,654             187,384
            SSgA Bond Market Fund                    50,754,626           2,862,649           1,520,381
            SSgA Matrix Equity Fund                  29,650,645           2,041,438           4,135,945
            SSgA High Yield Bond Fund                 5,701,416             108,966             257,274
                                                   ------------        ------------        ------------
                                                   $103,108,111        $  7,738,601        $  7,284,845
                                                   ============        ============        ============
    Growth Fund
            SSgA Aggressive Equity Fund            $  2,959,738        $    599,434        $    928,450
            SSgA Active International Fund            8,540,644           3,176,689             131,663
                                                   ------------        ------------        ------------
                                                   $ 11,500,382        $  3,776,123        $  1,060,113
                                                   ============        ============        ============

    The values of the above Underlying Funds are shown in the accompanying Statements of Net Assets.

                                                            Semiannual Report 25

SSgA
Life Solutions Funds

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.  Fund Share Transactions (amounts in thousands)

                                                                              For the Periods Ended
                                                            ---------------------------------------------------------
                                                               February 29, 2000                  August 31, 1999
                                                            -----------------------           -----------------------
                                                            Shares         Dollars            Shares         Dollars
                                                            ------         --------           ------         --------
    Income and Growth Fund
    Proceeds from shares sold ....................             220         $  2,779              866         $ 10,846
    Proceeds from reinvestment of distributions ..             173            2,139              172            2,169
    Payments for shares redeemed .................            (409)          (5,225)            (926)         (11,621)
                                                            ------         --------           ------         --------

    Total net increase (decrease) ................             (16)        $   (307)             112         $  1,394
                                                            ======         ========           ======         ========

    Balanced Fund
    Proceeds from shares sold ....................           1,974         $ 27,512              992         $ 12,420
    Proceeds from reinvestment of distributions ..             713            9,575              737            9,647
    Payments for shares redeemed .................          (1,192)         (16,515)          (1,560)         (20,124)
                                                            ------         --------           ------         --------

    Total net increase (decrease) ................           1,495         $ 20,572              169         $  1,943
                                                            ======         ========           ======         ========

                                                                              For the Periods Ended
                                                            ---------------------------------------------------------
                                                               February 29, 2000                  August 31, 1999
                                                            -----------------------           -----------------------
                                                            Shares         Dollars            Shares         Dollars
                                                            ------         --------           ------         --------
    Growth Fund
    Proceeds from shares sold ....................             426         $  6,326              776         $ 10,200
    Proceeds from reinvestment of distributions ..             385            5,517              465            6,267
    Payments for shares redeemed .................          (1,030)         (15,458)            (898)         (12,097)
                                                            ------         --------           ------         --------

    Total net increase (decrease) ................            (219)        $ (3,615)             343         $  4,370
                                                            ======         ========           ======         ========

6.  Interfund Lending Program

    The Funds and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

26 Semiannual Report

SSgA Life Solutions Funds

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

Officers
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Assistant Secretary, Assistant
        Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Secretary
    Carla L. Anderson, Assistant Secretary

Investment Adviser
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327

Distributor
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

Administrator
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

Legal Counsel
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

Independent Accountants
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110

                                                            Semiannual Report 27

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                                Money Market Fund

                                February 29, 2000

                                  SSgA(R) Funds

                                Money Market Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                         Page

Financial Statements.....................................................   3

Financial Highlights.....................................................  12

Notes to Financial Statements............................................  13

Fund Management and Service Providers....................................  17

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Money Market Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                            Principal
                                                                              Amount                      Date               Value
                                                                              (000)        Rate            of                (000)
                                                                                $            %           Maturity              $
                                                                            ---------      -----         --------           -------
Corporate Bonds and Notes - 26.8%
Abbey National Treasury Services PLC (MTN)                                    50,000       5.130         05/04/00           49,990
Abbey National Treasury Services PLC (MTN)                                    25,000       5.185         05/12/00           24,996
Associates Corp. N.A. (a)                                                     40,000       5.760         03/20/00           39,998
AT&T Corp. (a)                                                                75,000       5.990         07/13/00           74,989
AT&T Corp. (a)                                                               100,000       6.128         08/07/00          100,000
Bank of New York                                                              60,000       6.070         11/20/00           59,971
Bank of New York (MTN)                                                        35,000       5.345         05/24/00           34,996
Bank of New York (MTN)(a)                                                     25,000       5.900         05/15/00           24,997
Bank One Corp. (MTN)                                                          60,000       5.980         03/27/00           60,000
Bank One Corp. (MTN)(a)                                                       25,000       6.080         06/01/00           25,000
Bank One Corp. (MTN)(a)                                                       50,000       6.180         10/06/00           49,986
Branch Banking & Trust (a)                                                    48,000       5.980         03/08/00           47,999
Chase Manhattan Corp. (MTN)(a)                                                10,000       6.170         02/26/01           10,011
Citigroup, Inc. (MTN)(a)                                                      35,000       5.882         05/15/00           34,995
Comerica Bank (a)                                                             45,000       5.816         03/07/00           45,000
Comerica Bank (a)                                                             50,000       5.790         05/11/00           49,994
Comerica Bank (a)                                                             25,000       5.870         11/20/00           24,993
Commerzbank AG (a)                                                           125,000       5.790         02/16/01          124,941
DaimlerChrysler NA Holding (MTN)                                              30,000       6.680         02/07/01           29,981
DaimlerChrysler NA Holding (MTN)(a)                                           20,000       5.980         02/22/01           19,986
Diageo Capital PLC (a)                                                        55,000       6.049         08/10/00           54,981
du Pont (E.I.) de Nemours & Co.                                               25,000       9.150         04/15/00           25,117
du Pont (E.I.) de Nemours & Co. (MTN)                                         25,000       5.235         03/03/00           25,000
Emerson Electric Co.                                                          25,000       5.125         03/17/00           24,999
Fifth Third Bancorp                                                          150,000       5.810         03/06/00          150,000
Fifth Third Bancorp                                                           50,000       5.810         03/10/00           50,000
First Union National Bank                                                     60,000       5.300         03/01/00           60,000
First Union National Bank (a)                                                 75,000       5.850         03/10/00           75,000
First Union National Bank (a)                                                 27,115       6.125         04/20/00           27,119
First Union National Bank (a)                                                 40,000       6.040         07/28/00           40,000
Ford Motor Credit Co. (MTN)(a)                                               100,000       5.950         05/05/00          100,000
Ford Motor Credit Co. (MTN)(a)                                                50,000       6.060         11/22/00           49,982
General Electric Capital Corp. (MTN)(a)                                       25,000       6.041         05/03/00           25,000
General Electric Capital Corp. (MTN)(a)                                       40,000       6.049         05/12/00           40,000
GTE Corp. (a)                                                                 75,000       6.034         06/02/00           74,979
Harris Trust & Savings (a)                                                    75,000       5.905         06/01/00           74,990
Household Finance Corp. (MTN)                                                 75,000       5.678         07/07/00           74,987
Household Finance Corp. (MTN)(a)                                              50,000       6.025         04/17/00           49,996
IBM Corp. (MTN)(a)                                                            20,000       5.940         07/28/00           19,992
Key Bank N.A.                                                                 50,000       5.670         07/17/00           49,991
Key Bank N.A. (a)                                                             50,000       6.053         04/20/00           50,000
Key Bank N.A. (a)                                                             25,000       6.055         04/20/00           25,000
National City Bank (a)                                                        40,000       6.170         09/18/00           40,025

                                                             Semiannaul Report 3

SSgA
Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                            Principal
                                                                              Amount                      Date               Value
                                                                              (000)        Rate            of                (000)
                                                                                $            %           Maturity              $
                                                                            ---------      -----         --------           -------
National City Bank, Ohio                                                      25,000       5.200         05/15/00           24,998
PNC Bank, Pittsburgh (a)                                                      38,000       5.779         02/26/01           37,978
STEERS-A37 (a)                                                                62,456       5.879         10/25/11           62,456
US Bank, Minnesota (a)                                                        40,000       5.840         11/20/00           39,983
Wells Fargo & Company (MTN)(a)                                                60,000       5.977         06/13/00           59,990
Westpac Banking Corp.                                                         25,000       5.825         08/02/00           24,995
Xerox Capital Group PLC (MTN)(a)                                              50,000       6.035         08/18/00           49,985
Xerox Corp. (MTN)                                                             20,000       5.635         07/14/00           19,994
Xerox Credit Corp. (MTN)                                                      40,000       5.113         03/21/00           39,998
                                                                                                                         ---------
Total Corporate Bonds and Notes (cost $2,500,358)                                                                        2,500,358
                                                                                                                         ---------
Domestic Certificates of Deposit - 4.0%
ABN AMRO Bank NV Chicago (a)                                                  50,000       5.895         05/25/00           49,993
First Tennessee Bank N.A.                                                     30,000       5.900         04/24/00           30,000
First Tennessee Bank N.A.                                                     60,000       5.920         04/27/00           60,000
Key Bank N.A. (a)                                                            100,000       5.950         07/14/00           99,976
Royal Bank of Scotland (a)                                                    75,000       5.818         11/27/00           74,962
SunTrust Banks, Inc.                                                          32,000       5.900         04/24/00           32,000
SunTrust Banks, Inc.                                                          30,000       5.900         04/25/00           30,000
                                                                                                                         ---------
Total Domestic Certificates of Deposit (cost $376,931)                                                                     376,931
                                                                                                                         ---------
Eurodollar Certificates of Deposit - 8.0%
Abbey National PLC                                                            30,000       6.140         03/21/00           30,005
Abbey National PLC                                                            50,000       5.880         03/31/00           50,000
ABN AMRO Bank NV                                                              75,000       6.010         03/03/00           75,001
Bank of Montreal                                                              15,000       5.190         03/28/00           14,999
Bank of Scotland                                                              75,000       6.000         05/10/00           75,000
Barclays Bank                                                                100,000       5.900         03/06/00          100,000
Barclays Bank                                                                 30,000       5.800         07/28/00           30,000
Halifax PLC                                                                   50,000       5.940         04/18/00           50,000
Halifax PLC                                                                   85,000       6.000         05/10/00           85,000
National Australia Bank, Ltd.                                                 30,000       5.935         04/14/00           30,000
Royal Bank of Scotland                                                        50,000       5.845         03/20/00           50,000
Toronto Dominion                                                              50,000       5.865         03/23/00           50,000
Toronto Dominion                                                             100,000       5.930         04/27/00          100,000
Westpac Banking                                                               10,000       5.190         03/27/00           10,000
                                                                                                                         ---------
Total Eurodollar Certificates of Deposit (cost $750,005)                                                                   750,005
                                                                                                                         ---------

4  Semiannaul Report

SSgA
Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                            Principal
                                                                              Amount                      Date               Value
                                                                              (000)        Rate            of                (000)
                                                                                $            %           Maturity              $
                                                                            ---------      -----         --------           -------
Eurodollar Time Deposits - 0.8%
Credit Communal Debelgique                                                    20,000       6.100         03/09/00           20,001
Den Denske Bank                                                               50,000       5.890         03/31/00           50,000
                                                                                                                         ---------
Total Eurodollar Time Deposits (cost $70,001)                                                                               70,001
                                                                                                                         ---------
Foreign Commercial Paper - 2.1%
Commonwealth Bank of Australia                                                50,000       5.820         03/20/00           49,846
Commonwealth Bank of Australia                                                30,000       5.855         04/20/00           29,756
Commonwealth Bank of Australia                                                75,000       5.830         04/28/00           74,296
Woolwich                                                                      40,000       5.230         03/06/00           39,971
                                                                                                                         ---------
Total Foreign Commercial Paper (cost $193,869)                                                                             193,869
                                                                                                                         ---------
Domestic Commercial Paper - 12.8%
Asset Securitization Cooperative Corp.                                        20,000       5.940         05/31/00           19,700
Campbell Soup Co.                                                             25,000       5.840         04/24/00           24,781
Chase Manhattan Corp.                                                         50,000       5.760         04/28/00           49,536
Corporate Asset Funding Co. Inc.                                              35,000       5.720         03/08/00           34,961
Corporate Asset Funding Co. Inc.                                              15,000       5.750         03/23/00           14,947
Corporate Asset Funding Co. Inc.                                              30,000       5.850         04/18/00           29,766
Corporate Asset Funding Co. Inc.                                              15,000       5.840         04/20/00           14,878
Delaware Funding Corp.                                                        65,000       5.800         03/15/00           64,853
Delaware Funding Corp.                                                        10,000       5.770         03/17/00            9,974
Delaware Funding Corp.                                                        19,000       5.820         03/21/00           18,939
Edison Asset Securitization                                                   53,062       5.940         03/03/00           53,044
Edison Asset Securitization                                                   35,000       5.760         03/20/00           34,894
Edison Asset Securitization                                                   40,000       5.780         03/21/00           39,872
Edison Asset Securitization                                                   50,000       5.850         04/07/00           49,699
Edison Asset Securitization                                                   25,000       5.920         05/22/00           24,663
Falcon Asset Securitization                                                   15,000       5.750         03/03/00           14,995
Falcon Asset Securitization                                                   21,300       5.750         03/06/00           21,283
Falcon Asset Securitization                                                   48,000       5.900         04/17/00           47,630
GE Capital International Funding                                              25,000       5.840         03/15/00           24,943
GE Capital International Funding                                              50,000       5.900         03/16/00           49,877
GE Capital International Funding                                              50,000       5.930         05/18/00           49,358
General Electric Capital Corp.                                                50,000       5.920         03/14/00           49,893
Merrill Lynch & Co. Inc.                                                     100,000       5.850         04/03/00           99,464
Morgan Stanley Dean Witter                                                   100,000       5.900         03/01/00          100,000
Morgan Stanley Dean Witter                                                    60,000       5.780         03/22/00           59,798
Morgan Stanley Dean Witter                                                    50,000       5.880         04/19/00           49,600

                                                             Semiannaul Report 5

SSgA
Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                            Principal
                                                                              Amount                      Date               Value
                                                                              (000)        Rate            of                (000)
                                                                                $            %           Maturity              $
                                                                            ---------      -----         --------           -------
Preferred Receivables Funding Corp.                                           30,000       5.800         03/15/00           29,932
Preferred Receivables Funding Corp.                                           25,000       5.810         03/17/00           24,935
Salomon Smith Barney Holdings, Inc.                                           50,000       5.880         04/24/00           49,559
Salomon Smith Barney Holdings, Inc.                                           35,000       5.930         05/22/00           34,527
                                                                                                                         ---------
Total Domestic Commercial Paper (cost $1,190,301)                                                                        1,190,301
                                                                                                                         ---------
Time Deposits - 12.5%
Bank of America N.A.                                                          50,000       6.010         05/03/00           50,000
Bayerisch Hypo Verbk London                                                  400,000       5.937         03/01/00          400,000
Chase Bank                                                                   350,000       5.875         03/01/00          350,000
Marshall Isley Grand Cayman                                                  150,000       5.875         03/01/00          150,000
SunTrust Banks, Inc.                                                         220,708       5.750         03/01/00          220,708
                                                                                                                         ---------
Total Time Deposits (cost $1,170,708)                                                                                    1,170,708
                                                                                                                         ---------
United States Government Agencies - 3.2%
Federal Farm Credit Bank                                                      50,925       5.000         05/03/00           50,915
Federal Home Loan Bank                                                        50,000       5.160         03/08/00           49,999
Federal Home Loan Bank (a)                                                    25,000       5.870         08/03/00           24,996
Federal Home Loan Mortgage Association                                        20,000       5.720         03/30/00           19,908
Federal Home Loan Mortgage Association                                       100,000       5.805         05/18/00           98,742
Federal National Mortgage Association                                         30,000       5.720         03/30/00           29,862
Federal National Mortgage Association                                         25,000       6.350         02/02/01           24,974
                                                                                                                         ---------
Total United States Government Agencies (cost $299,396)                                                                    299,396
                                                                                                                         ---------
Yankee Certificates of Deposit - 15.0%
ABN AMRO                                                                      30,000       5.700         07/10/00           29,995
ANZ Bank                                                                      55,000       5.940         04/28/00           55,000
ANZ Delaware                                                                  50,000       5.840         04/13/00           49,651
Bank of Nova Scotia                                                           25,000       5.800         08/02/00           24,995
Bank of Nova Scotia                                                           30,000       5.880         08/07/00           29,991
Bank of Nova Scotia                                                           30,000       6.550         01/16/01           29,987
Bank of Nova Scotia                                                           24,000       6.550         01/24/01           23,990
Barclays Bank PLC                                                             40,000       5.230         03/01/00           40,000
Barclays Bank PLC (a)                                                         50,000       5.890         05/12/00           49,994
Canadian Imperial Bank (a)                                                    65,000       5.905         04/07/00           64,995
Canadian Imperial Bank (a)                                                    49,475       5.080         04/12/00           49,471
Commerzbank AG                                                                25,000       6.530         01/25/01           24,989
Commerzbank AG (a)                                                            75,000       6.700         02/12/01           74,966
Deutsche Bank AG                                                              50,000       6.215         12/01/00           49,973
Deutsche Bank AG                                                              20,000       6.500         01/08/01           19,992

6  Semiannaul Report

SSgA
Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                            Principal
                                                                              Amount                      Date               Value
                                                                              (000)        Rate            of                (000)
                                                                                $            %           Maturity              $
                                                                            ---------      -----         --------           -------
Deutsche Bank AG                                                              68,000       6.550         01/16/01           67,972
Deutsche Bank AG                                                              50,000       6.550         01/24/01           49,979
Deutsche Bank AG                                                              43,000       6.750         02/22/01           42,980
Lloyds Bank PLC                                                               50,000       6.050         03/17/00           50,005
National City Bank                                                            36,000       6.550         01/22/01           35,985
National Westminster Bank PLC                                                 25,000       5.620         06/19/00           24,997
National Westminster Bank PLC                                                 50,000       6.080         11/24/00           49,975
National Westminster Bank PLC                                                 40,000       6.100         11/24/00           39,980
Royal Bank of Canada                                                          25,000       5.700         07/03/00           24,996
Royal Bank of Canada                                                          25,000       6.550         01/16/01           24,990
Royal Bank of Canada                                                          21,000       6.550         01/22/01           20,991
Svenska Handelsbanken                                                         19,000       5.210         03/01/00           19,000
Svenska Handelsbanken                                                         25,000       5.285         03/01/00           25,000
Svenska Handelsbanken                                                         35,000       5.155         04/28/00           34,997
Svenska Handelsbanken                                                         20,000       5.470         06/01/00           19,999
UBS AG Stamford Branche                                                       25,000       5.550         06/05/00           24,997
UBS AG Stamford Branche                                                       25,000       5.670         07/07/00           24,996
UBS AG Stamford Branche                                                       35,000       6.080         11/20/00           34,983
UBS AG Stamford Branche                                                       50,000       6.085         11/27/00           49,978
UBS AG Stamford Branche                                                       50,000       6.240         12/06/00           49,974
UBS AG Stamford Branche                                                       50,000       6.500         01/08/01           49,981
Westpac Banking                                                               20,000       6.710         02/09/01           19,991
                                                                                                                         ---------
Total Yankee Certificates of Deposit (cost $1,404,735)                                                                   1,404,735
                                                                                                                         ---------
Total Investments - 85.2% (amortized cost $7,956,304)                                                                    7,956,304
                                                                                                                         ---------

                                                             Semiannaul Report 7

SSgA
Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                                                              Value
                                                                                                              (000)
                                                                                                                $
                                                                                                             -------
Repurchase Agreements - 14.5%
Agreement with Bear Stearns of $350,000
   acquired February 29, 2000 at 5.850% to be repurchased at $350,057 on
      March 1, 2000, collateralized by:
         various United States Treasury Obligations, valued at $358,633                                      350,000
Agreement with Deutsche Bank of $50,000
   acquired February 29, 2000 at 5.780% to be repurchased at $50,008 on March 1,
      2000, collateralized by:
         $54,255 Federal Home Loan Mortgage Corp., valued at $51,090                                          50,000
Agreement with JP Morgan of $460,000
   acquired February 29, 2000 at 5.850% to be repurchased at $460,075 on March
      1, 2000, collateralized by:
         various United States Government Agencies, valued at $469,051                                       460,000
Agreement with Warburg of $498,038
   acquired February 29, 2000 at 5.850% to be repurchased at $498,119 on March
      1, 2000, collateralized by:
         various United States Government Agencies, valued at $508,140                                       498,038
                                                                                                           ---------
Total Repurchase Agreements (identified cost $1,358,038)                                                   1,358,038
                                                                                                           ---------
Total Investments and Repurchase Agreements - 99.7% (cost $9,314,342)(b)                                   9,314,342

Other Assets and Liabilities, Net - 0.3%                                                                      25,890
                                                                                                           ---------
Net Assets - 100.0%                                                                                        9,340,232
                                                                                                           =========

(a)   Adjustable or floating rate security.
(b) The identified cost for federal income tax purpose is the same as shown above.

Abbreviations:
MTN - Medium Term Note

See the accompanying notes which are an integral part of the financial statements.

8 Semiannaul Report

SSgA
Money Market Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at amortized cost which approximates market ..................................         $ 7,956,304
Repurchase agreements (identified cost $1,358,038) .......................................           1,358,038
Interest receivable ......................................................................              71,566
Prepaid expenses .........................................................................                 260
                                                                                                   -----------
      Total assets .......................................................................           9,386,168

Liabilities
Payables:
   Dividends .................................................................  $   40,990
   Accrued fees to affiliates ................................................       4,946
                                                                                ----------
      Total liabilities ..................................................................              45,936
                                                                                                   -----------
Net Assets ...............................................................................         $ 9,340,232

Net Assets Consist of:
Accumulated net realized gain (loss) .....................................................         $         8
Shares of beneficial interest ............................................................               9,340
Additional paid-in capital ...............................................................           9,330,884
                                                                                                   -----------
Net Assets ...............................................................................         $ 9,340,232
                                                                                                   ===========
Net Asset Value, offering and redemption price per share:
   ($9,340,231,518 divided by 9,340,223,948 shares of $.001 par value
      shares of beneficial interest outstanding) .........................................               $1.00
                                                                                                   ===========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannaul Report 9

SSgA
Money Market Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest ..............................................................................         $   249,378

Expenses
   Advisory fees .............................................................  $   11,046
   Administrative fees .......................................................       1,435
   Custodian fees ............................................................         937
   Distribution fees .........................................................       1,609
   Transfer agent fees .......................................................         557
   Professional fees .........................................................          79
   Registration fees .........................................................          39
   Shareholder servicing fees ................................................       1,754
   Trustees' fees ............................................................          65
   Miscellaneous .............................................................         152
                                                                                ----------
      Total expenses .....................................................................              17,673
                                                                                                   -----------
Net investment income ....................................................................             231,705
                                                                                                   -----------
Net Realized Gain (Loss)
Net realized gain (loss) on investments ..................................................                 260
                                                                                                   -----------
Net increase in net assets from operations ...............................................         $   231,965
                                                                                                   ===========

See the accompanying notes which are an integral part of the financial statements.

10 Semiannaul Report

SSgA
Money Market Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                                     For the Six             For the
                                                                                     Months Ended           Fiscal Year
                                                                                   February 29, 2000           Ended
                                                                                      (Unaudited)         August 31, 1999
                                                                                   -----------------      ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ............................................                $    231,705          $    358,632
   Net realized gain (loss) .........................................                         260                 1,666
                                                                                     ------------          ------------
      Net increase (decrease) in net assets from operations .........                     231,965               360,298
                                                                                     ------------          ------------
Distributions
   From net investment income .......................................                    (231,705)             (358,632)
                                                                                     ------------          ------------
Share Transactions
   Net increase (decrease) in net assets from share transactions ....                    (744,311)            4,605,291
                                                                                     ------------          ------------
Total net increase (decrease) in net assets .........................                    (744,051)            4,606,957

Net Assets
   Beginning of period ..............................................                  10,084,283             5,477,326
                                                                                     ------------          ------------
   End of period ....................................................                $  9,340,232          $ 10,084,283
                                                                                     ============          ============

See the accompanying notes which are an integral part of the financial statements.

                                                           Semiannaul Report  11

SSgA
Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  Fiscal Years Ended August 31,
                                                                -------------------------------------------------------------------
                                                     2000*          1999           1998         1997          1996          1995
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ..........   $   1.0000    $    1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Income From Operations
   Net investment income ......................        .0261          .0476         .0528         .0516         .0524         .0538
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Distributions
   From net investment income .................       (.0261)        (.0476)       (.0528)       (.0516)       (.0524)       (.0538)
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period ................   $   1.0000    $    1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ===========    ==========    ==========    ==========    ==========

Total Return (%)(a) ...........................         2.62           4.86          5.41          5.28          5.36          5.52

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...    9,340,232     10,084,283     5,477,326     4,278,165     3,475,409     2,752,895

   Ratios to average net assets (%)(b):
      Operating expenses ......................          .40            .40           .41           .39           .39           .39
      Net investment income ...................         5.24           4.74          5.28          5.17          5.20          5.37

*    For the six months ended February 29, 2000 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.

12 Semiannual Report

SSgA
Money Market Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

      Securities transactions: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

      Investment income: Interest income is recorded daily on the accrual basis.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had a net tax basis capital loss carryover of $251,856, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003, whichever occurs first.

      Dividends and distributions to shareholders: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

                                                            Semiannual Report 13

SSgA
Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Repurchase agreements: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $203,626,659,707, $661,250,376, and $218,548,564,702,
      respectively.

      For the six months ended February 29, 2000, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,052,345,705 and $1,079,225,000, respectively.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $52,038 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

14 Semiannual Report

SSgA
Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $1,104,295, $277,368, $52,348, $182,231, and $38,011, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

                                                            Semiannual Report 15

SSgA
Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

      Advisory fees                                               $ 3,662,591
      Administration fees                                             273,717
      Custodian fees                                                  189,529
      Distribution fees                                               197,856
      Shareholder servicing fees                                      379,544
      Transfer agent fees                                             239,122
      Trustees' fees                                                    3,869
                                                                  -----------
                                                                  $ 4,946,228
                                                                  ===========

5.    Fund Share Transactions (On a Constant Dollar Basis):

                                                               (amounts in thousands)
                                                                For the Periods Ended
                                                       ------------------------------------
                                                       February 29, 2000    August 31, 1999
                                                       -----------------    ---------------
      Proceeds from shares sold .......................    63,833,110         105,783,537
      Proceeds from reinvestment of
         distributions ................................       208,987             298,285
      Payments for shares redeemed ....................   (64,786,408)       (101,476,531)
                                                          -----------        ------------
      Total net increase (decrease) ...................      (744,311)          4,605,291
                                                          ===========        ============

6.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Interest Income on the Statement of Operations includes $28,391 received under the interfund lending program.

16 Semiannual Report

SSgA Money Market Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

                                                          Semiannual Report   17

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                               Matrix Equity Fund

                                February 29, 2000

                                  SSgA(R) Funds
                               Matrix Equity Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                      Page

Financial Statements................................................     3

Financial Highlights................................................     9

Notes to Financial Statements.......................................    10

Fund Management and Service Providers...............................    15

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Matrix Equity Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
Common Stocks - 99.9%
Basic Industries - 2.4%
Alcoa, Inc.                                              41,700            2,856
Boise Cascade Corp.                                      76,200            2,272
FMC Corp. (a)                                            31,300            1,512
Nucor Corp.                                              16,800              835
Sigma Aldrich Corp.                                      32,900              781
Solutia, Inc.                                            78,000            1,077
Temple-Inland, Inc.                                      55,000            2,812
                                                                       ---------
                                                                          12,145
                                                                       ---------

Capital Goods - 5.1%
Cummins Engine Co., Inc.                                 45,400            1,512
General Electric Co.                                    154,800           20,463
Johnson Controls, Inc.                                   68,300            3,646
                                                                       ---------
                                                                          25,621
                                                                       ---------

Consumer Basics - 11.6%
Allergan, Inc.                                           50,500            2,541
Bristol-Myers Squibb Co.                                137,200            7,795
Coca-Cola Co. (The)                                      66,000            3,197
Dean Foods Co.                                           31,700              860
IBP, Inc.                                                62,800              785
Interstate Bakeries Corp.                                47,700              546
Johnson & Johnson                                        80,500            5,776
Kroger Co. (a)                                          117,100            1,742
Lilly (Eli) & Co.                                        19,700            1,171
Merck & Co., Inc.                                       107,300            6,606
PacifiCare Health Systems, Inc. (a)                      27,800            1,263
Pfizer, Inc.                                            133,200            4,279
Philip Morris Cos., Inc.                                 46,200              927
Procter & Gamble Co.                                     40,800            3,590
Quaker Oats Co.                                          54,200            2,923
Schering-Plough Corp.                                    43,700            1,524
United Healthcare Corp.                                 105,400            5,389
Warner-Lambert Co.                                       72,100            6,169
Wellpoint Health Networks, Inc. (a)                      23,200            1,566
                                                                       ---------
                                                                          58,649
                                                                       ---------

Consumer Durables - 1.6%
Best Buy Co. (a)                                         44,900            2,441
Ford Motor Co.                                          110,700            4,608
PACCAR, Inc.                                             20,800              896
                                                                       ---------
                                                                           7,945
                                                                       ---------

Consumer Non-Durables - 9.2%
Anheuser-Busch Cos., Inc.                                60,600            3,886
Brunswick Corp.                                          52,300              925
Federated Department Stores, Inc. (a)                   147,600            5,415
Fortune Brands, Inc.                                     63,100            1,380
Home Depot, Inc. (The)                                  155,700            9,001
Pep Boys - Manny, Moe & Jack                             38,400              238
Sears Roebuck & Co.                                     193,700            5,339
Shaw Industries, Inc.                                   114,000            1,446
SuperValu, Inc.                                         105,900            1,820
Tiffany & Co.                                            66,800            4,288
Wal-Mart Stores, Inc.                                   250,300           12,186
Zale Corp. (a)                                           12,100              455
                                                                       ---------
                                                                          46,379
                                                                       ---------

Consumer Services - 1.1%
Darden Restaurants, Inc.                                 74,900              988
Disney (Walt) Co.                                        18,900              633
Tricon Global Restaurants, Inc. (a)                     146,100            3,890
                                                                       ---------
                                                                           5,511
                                                                       ---------

Energy - 6.2%
Atlantic Richfield Co.                                   56,300            3,997
Chevron Corp.                                            62,900            4,698
Exxon Mobil Corp.                                       175,558           13,222
Lyondell Petrochemical Co.                               59,900              513
Occidental Petroleum Corp.                              122,900            1,974
Phillips Petroleum Co.                                   63,600            2,433
Tosco Corp.                                             119,800            3,205
Ultramar Diamond Shamrock Corp.                          49,000            1,063
                                                                       ---------
                                                                          31,105
                                                                       ---------

                                                             Semiannual Report 3

SSgA
Matrix Equity Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
Finance - 11.2%
American Express Co.                                      2,600              349
American International Group, Inc                        45,150            3,993
AmSouth Bancorp                                          53,300              773
AXA Financial, Inc.                                      82,900            2,482
Bank of America Corp.                                    19,500              898
Chase Manhattan Corp.                                    74,200            5,908
Citigroup, Inc.                                         113,450            5,864
Conseco, Inc.                                           216,400            3,165
Federal National Mortgage
   Association                                          137,900            7,309
FleetBoston Financial Corp.                             172,800            4,709
Lehman Brothers Holdings, Inc.                           48,100            3,487
Loews Corp.                                              69,900            3,111
Meditrust Cos                                           116,700              328
MGIC Investment Corp.                                   101,800            3,805
Morgan (J.P.) & Co., Inc.                                 9,100            1,010
Morgan Stanley Dean Witter & Co.                         49,700            3,501
Paine Webber Group, Inc.                                 82,100            3,140
PMI Group, Inc. (The)                                    41,200            1,496
UnionBanCal Corp.                                        45,300            1,455
                                                                       ---------
                                                                          56,783
                                                                       ---------

General Business - 4.0%
First Data Corp.                                         51,200            2,304
Reader's Digest Association, Inc.
   Class A                                               85,600            2,943
SBC Communications, Inc.                                197,418            7,502
Time Warner, Inc.                                        23,900            2,043
Tribune Co.                                             110,700            4,310
Viad Corp.                                               55,100            1,291
                                                                       ---------
                                                                          20,393
                                                                       ---------

Shelter - 0.8%
Georgia-Pacific Group                                    72,700            2,522
Louisiana Pacific Corp.                                  68,700              812
Sherwin-Williams Co.                                     47,700              912
                                                                       ---------
                                                                           4,246
                                                                       ---------

Technology - 38.1%
Altera Corp. (a)                                         78,700            6,276
America Online, Inc. (a)                                117,900            6,956
Apple Computer, Inc. (a)                                 36,500            4,184
Applied Materials, Inc. (a)                              56,900           10,406
Cisco Systems, Inc. (a)                                 161,200           21,299
Computer Associates
   International, Inc.                                   47,600            3,061
Dell Computer Corp. (a)                                  56,400            2,298
EMC Corp. (a)                                            62,300            7,414
Hewlett-Packard Co.                                      21,600            2,905
Intel Corp.                                             153,600           17,357
International Business Machines
   Corp                                                  59,200            6,038
KLA Tencor Corporation (a)                               25,100            1,956
Linear Technology Corp.                                  12,800            1,343
Lucent Technologies, Inc.                                88,800            5,284
Microsoft Corp. (a)                                     288,700           25,785
Motorola, Inc.                                           36,400            6,206
Nortel Networks Corp.                                    35,500            3,958
Northrop Grumman Corp.                                   51,900            2,358
Oracle Systems Corp. (a)                                209,300           15,527
QUALCOMM, Inc. (a)                                       25,500            3,632
Sun Microsystems, Inc. (a)                              139,400           13,278
Texas Instruments, Inc.                                  15,900            2,647
Thermo Electron Corp. (a)                                94,700            1,480
United Technologies Corp.                               126,600            6,449
Xilinx, Inc. (a)                                        104,300            8,318
Yahoo!, Inc. (a)                                         36,400            5,813
                                                                       ---------
                                                                         192,228
                                                                       ---------

Transportation - 0.7%
Burlington Northern, Inc.                               117,200            2,306
Tidewater, Inc.                                          37,500            1,061
                                                                       ---------
                                                                           3,367
                                                                       ---------

4 Semiannual Report

SSgA
Matrix Equity Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
                                                         ------          ------
Utilities - 7.9%
AT&T Corp.                                              140,500            6,946
Bell Atlantic Corp.                                     121,100            5,926
BellSouth Corp.                                         157,100            6,402
GPU, Inc.                                                87,800            2,184
GTE Corp.                                                14,500              856
MCI WorldCom, Inc. (a)                                  196,450            8,767
PPL Corp.                                                64,700            1,302
Public Service Enterprise Group,
   Inc                                                   83,500            2,422
U.S. West, Inc.                                          59,100            4,292
UtiliCorp United, Inc.                                   39,500              647
                                                                       ---------
                                                                          39,744
                                                                       ---------

Total Common Stocks
(cost $476,351)                                                          504,116
                                                                       ---------

                                                         Principal
                                                          Amount
                                                           (000)
                                                             $
                                                         ---------
Short-Term Investments - 0.0%
Federated Investors Prime Cash
   Obligations Fund (b)                                     114              114
                                                                       ---------

Total Short-Term Investments
(cost $114)                                                                  114
                                                                       ---------

Total Investments - 99.9%
(identified cost $476,465)                                               504,230

Other Assets and Liabilities,
Net - 0.1%                                                                   623
                                                                       ---------

Net Assets - 100.0%                                                      504,853
                                                                       =========

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA
Matrix Equity Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $476,465) ..................................                     $504,230
Receivables:
   Dividends ......................................................................                          565
   Fund shares sold ...............................................................                        1,842
Short-term investments held as collateral for securities loaned, at market ........                       11,459
                                                                                                        --------
      Total assets ................................................................                      518,096

Liabilities
Payables:
   Fund shares redeemed ...........................................................    $    988
   Accrued fees to affiliates .....................................................         785
   Other accrued expenses .........................................................          11
Payable upon receipt of securities loaned, at market ..............................      11,459
                                                                                       --------

      Total liabilities ...........................................................                       13,243
                                                                                                        --------

Net Assets ........................................................................                     $504,853
                                                                                                        ========

Net Assets Consist of:
Undistributed net investment income ...............................................                         $459
Accumulated net realized gain (loss) ..............................................                       44,277
Unrealized appreciation (depreciation) on investments .............................                       27,765
Shares of beneficial interest .....................................................                           33
Additional paid-in capital ........................................................                      432,319
                                                                                                        --------

Net Assets ........................................................................                     $504,853
                                                                                                        ========

Net Asset Value, offering and redemption price per share:
   ($504,853,103 divided by 33,198,881 shares of $.001 par value
      shares of beneficial interest outstanding) ..................................                     $  15.21
                                                                                                        ========

See the accompanying notes which are an integral part of the financial statements.

6 Semiannual Report

SSgA
Matrix Equity Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends ......................................................................                     $  3,390
   Interest .......................................................................                           14
                                                                                                        --------

      Total investment income .....................................................                        3,404

Expenses
   Advisory fees ..................................................................    $  2,109
   Administrative fees ............................................................          86
   Custodian fees .................................................................          62
   Distribution fees ..............................................................          80
   Transfer agent fees ............................................................          81
   Professional fees ..............................................................          13
   Registration fees ..............................................................          44
   Shareholder servicing fees .....................................................         276
   Trustees' fees .................................................................           7
   Miscellaneous ..................................................................          34
                                                                                       --------

   Expenses before reductions .....................................................       2,792
   Expense reductions .............................................................        (240)
                                                                                       --------

      Expenses, net ...............................................................                        2,552
                                                                                                        --------

Net investment income .............................................................                          852
                                                                                                        --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ...........................................                       54,040
Net change in unrealized appreciation (depreciation) on investments ...............                      (42,150)
                                                                                                        --------

Net realized and unrealized gain (loss) ...........................................                       11,890
                                                                                                        --------

Net increase (decrease) in net assets from operations .............................                     $ 12,742
                                                                                                        ========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
Matrix Equity Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                             For the Six           For the
                                                                            Months Ended         Fiscal Year
                                                                          February 29, 2000         Ended
                                                                             (Unaudited)       August 31, 1999
                                                                          -----------------    ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .............................................        $    852            $  2,843
   Net realized gain (loss) ..........................................          54,040              70,599
   Net change in unrealized appreciation (depreciation) ..............         (42,150)             72,637
                                                                              --------            --------

      Net increase (decrease) in net assets from operations ..........          12,742             146,079
                                                                              --------            --------

Distributions
   From net investment income ........................................          (1,083)             (3,191)
   From net realized gain ............................................         (80,236)            (74,416)
                                                                              --------            --------

      Net decrease in net assets from distributions ..................         (81,319)            (77,607)
                                                                              --------            --------

Share Transactions
   Net increase (decrease) in net assets from share transactions .....          16,401              43,480
                                                                              --------            --------

Total net increase (decrease) in net assets ..........................         (52,126)            111,952

Net Assets
   Beginning of period ...............................................         557,029             445,077
                                                                              --------            --------
   End of period (including undistributed net investment income of
      $459 and $690, respectively) ...................................        $504,853            $557,029
                                                                              ========            ========

See the accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
Matrix Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Fiscal Years Ended August 31,
                                                                  -------------------------------------------------------------
                                                       2000*         1999         1998         1997         1996        1995
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, Beginning of Period ............    $   17.51    $   15.68    $   18.41    $   14.13    $   13.93    $   12.06
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Income From Operations
   Net investment income (a) ....................          .02          .09          .17          .21          .24          .28
   Net realized and unrealized gain (loss) ......          .16         4.42          .29         5.43         1.64         1.93
                                                     ---------    ---------    ---------    ---------    ---------    ---------

      Total income from operations ..............          .18         4.51          .46         5.64         1.88         2.21
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Distributions
   From net investment income ...................         (.03)        (.10)        (.19)        (.22)        (.24)        (.28)
   From net realized gain .......................        (2.45)       (2.58)       (3.00)       (1.14)       (1.44)        (.06)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

      Total distributions .......................        (2.48)       (2.68)       (3.19)       (1.36)       (1.68)        (.34)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, End of Period ..................    $   15.21    $   17.51    $   15.68    $   18.41    $   14.13    $   13.93
                                                     =========    =========    =========    =========    =========    =========

Total Return (%)(b) .............................         1.92        32.83         2.09        42.75        14.67        18.81

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....      504,853      557,029      445,077      429,397      261,888      198,341

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ...............          .91          .78          .69          .58          .66          .68
      Operating expenses, gross (d) .............          .99          .94          .97          .96         1.04         1.06
      Net investment income .....................          .30          .52          .97         1.33         1.76         2.25

   Portfolio turnover rate (%) ..................        48.27       130.98       133.63       117.27       150.68       129.98

*     For the six months ended February 29, 2000 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.

                                                             Semiannual Report 9

SSgA
Matrix Equity Fund

                                                   Notes to Financial Statements
                                                   February 29, 2000 (Unaudited)

1.  Organization

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

10 Semiannual Report

SSgA
Matrix Equity Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                   Net
                                                                Unrealized
                        Unrealized         Unrealized         Appreciation
  Federal Tax Cost     Appreciation      (Depreciation)      (Depreciation)
  ----------------    --------------    --------------       --------------
  $    478,973,433    $   32,565,885    $   (7,309,736)      $   25,256,149

    Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    Expenses: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.  Securities Transactions

    Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments, aggregated to $268,638,133 and $331,751,839, respectively.

    Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

    Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are

                                                            Semiannual Report 11

SSgA
Matrix Equity Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

    recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $11,106,703 and $11,459,442, respectively. The Fund recorded securities lending income of $12,278 during the period.

4.  Related Parties

    Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. Beginning January 1, 1998, the Adviser voluntarily agreed to waive .25% of its advisory fee to the Fund. As of January 1, 1999, the Adviser voluntarily agreed to waive .125% of its advisory fee to the Fund. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $3,787 under these arrangements.

    Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion
    - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

    Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by

12 Semiannual Report

SSgA
Matrix Equity Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

    the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $63,465, $1,416, $74,648 and $125,212, by the Adviser, SSBSI, RIS, and
    Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

    Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $77,246 for the six months ended February 29, 2000.

    Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

    Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:



        Advisory fees                         $   668,967
        Administration fees                        11,867
        Custodian fees                             11,744
        Distribution fees                           6,618
        Shareholder servicing fees                 47,674
        Transfer agent fees                        34,076
        Trustees' fees                              3,800
                                              -----------
                                              $   784,746
                                              ===========

    Beneficial Interest: As of February 29, 2000, three shareholders (who were also affiliates of the Investment Company) were record owners of approximately 22%, 13% and 10%, respectively, of the total outstanding shares of the Fund.

                                                            Semiannual Report 13

SSgA
Matrix Equity Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

5.  Fund Share Transactions (amounts in thousands)

                                                                     For the Periods Ended
                                                     ---------------------------------------------------------
                                                         February 29, 2000               August 31, 1999
                                                     -------------------------       -------------------------
                                                      Shares          Dollars         Shares          Dollars
                                                     ---------       ---------       ---------       ---------
Proceeds from shares sold .....................          2,728       $  45,051          11,235       $ 181,145
Proceeds from reinvestment of distributions ...          5,338          77,644           5,170          73,530
Payments for shares redeemed ..................         (6,675)       (106,294)        (12,986)       (211,195)
                                                     ---------       ---------       ---------       ---------
Total net increase (decrease) .................          1,391       $  16,401           3,419       $  43,480
                                                     =========       =========       =========       =========

6.  Line of Credit

    The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its net assets under the agreement. The Fund did not have any drawdowns during the period.

7.  Interfund Lending Program

    The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous Expenses on the Statement of Operations includes $19,979 of interest expense paid under the interfund lending program.

8.  Dividends

    On March 1, 2000, the Board of Trustees declared a dividend of $.0140 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.

14 Semiannual Report

SSgA Matrix Equity Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

                                                            Semiannual Report 15

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                             Prime Money Market Fund

                                February 29, 2000

                                  SSgA(R) Funds
                             Prime Money Market Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                         Page
Financial Statements....................................................    3

Financial Highlights....................................................   10

Notes to Financial Statements...........................................   11

Fund Management and Service Providers...................................   15

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Prime Money Market Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                               Principal
                                                                Amount                      Date            Value
                                                                 (000)         Rate          of             (000)
                                                                   $             %        Maturity*           $
                                                               ---------      ------      --------          ------
Corporate Bonds and Notes - 41.7%
Corporate Bonds and Notes - 41.7%
Abbey National Treasury Services PLC (MTN)                       12,000        5.185      05/12/00          11,998
Associates Corp. N.A. (MTN)(a)                                   20,000        5.760      03/20/00          19,999
AT&T Co. (MTN)(a)                                                25,000        5.990      07/13/00          24,996
AT&T Co. (MTN)(a)                                                25,000        6.128      08/07/00          25,000
Bank of New York                                                 15,000        6.070      11/20/00          14,993
Bank of NY, Inc. (MTN)(a)                                        25,000        5.900      05/15/00          24,997
Bank One (MTN)                                                   25,000        5.980      03/27/00          25,000
Barclays Bank PLC (MTN)(a)                                       15,000        5.890      05/12/00          14,998
Branch Banking & Trust (MTN)(a)                                  25,000        5.980      03/08/00          25,000
Chase Manhattan Corp. (MTN)(a)                                   15,000        6.170      02/26/01          15,017
Cit Group, Inc. (MTN)(a)                                         25,000        5.883      05/15/00          24,997
Comerica Bank, Michigan (MTN)(a)                                 25,000        5.816      03/07/00          25,000
Comerica Bank, Michigan (MTN)(a)                                 20,000        5.900      04/17/00          19,999
Comerica Bank, Michigan (MTN)(a)                                 15,000        5.790      05/11/00          14,998
Daimlerchrysler North America Holding (MTN)                       9,900        6.680      02/07/01           9,894
Daimlerchrysler North America Holding (MTN)(a)                    5,000        5.980      02/22/01           4,997
Du Pont E I De Nemours & Co.                                     20,000        9.150      04/15/00          20,094
Emerson Electric Co. (MTN)                                       20,000        5.125      03/17/00          19,999
Fifth Third Bancorp                                              50,000        5.810      03/06/00          50,000
Fifth Third Bancorp                                              25,000        5.820      03/17/00          25,000
First National Bank, Illinois                                    10,000        6.000      08/11/00           9,998
First Union National Bank (MTN)(a)                               20,000        5.915      05/17/00          20,000
First Union National Bank                                        25,000        5.300      03/01/00          25,000
Fleet National Bank (MTN)(a)                                      5,000        6.270      05/09/00           5,001
Ford Motor Credit Co. (MTN)(a)                                   50,000        5.950      05/05/00          50,000
General Electric Capital Corp. (MTN)(a)                          15,000        6.049      05/12/00          15,000
General Electric Capital Corp. (MTN)(a)                          25,000        5.976      04/12/00          25,000
GTE Corp. (MTN)(a)                                               25,000        6.034      06/02/00          24,993
Household Finance Corp. (MTN)                                    20,000        5.678      07/07/00          19,997
Household Finance Corp. (MTN)(a)                                 25,000        6.025      04/17/00          24,998
Key Bank N.A.                                                    20,000        5.670      07/17/00          19,996
M&I Marshall & Ilsley Bank                                       10,000        6.070      09/28/00          10,000
National City Bank                                               12,000        6.550      01/22/01          11,995
PNC Bank NA (MTN)(a)                                             10,000        5.779      02/26/01           9,994
STEERS-A37 (MTN)(a)                                              41,638        5.879      10/25/11          41,638
Wells Fargo & Co. (MTN)(a)                                       15,000        5.977      06/13/00          14,998
Westpac Banking Corp., New York                                  10,000        5.825      08/02/00           9,998
Westpac Banking Corp., New York                                  25,000        6.255      10/23/00          24,988
Xerox Capital PLC (MTN)(a)                                       25,000        6.035      08/18/00          24,993
Xerox Credit Corp. (MTN)                                         25,000        5.113      03/21/00          24,999
                                                                                                         ---------
Total Corporate Bonds and Notes (cost $830,562)                                                            830,562
                                                                                                         ---------

                                                             Semiannual Report 3

SSgA
Prime Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                               Principal
                                                                Amount                      Date            Value
                                                                 (000)         Rate          of             (000)
                                                                   $             %        Maturity*           $
                                                               ---------      ------      --------          ------
Domestic Certificates of Deposit - 2.4%
Asset Securitization Cooperative Corp.                            4,000        5.940      05/31/00           3,940
Canadian Imperial (a)                                            30,000        5.905      04/07/00          29,998
First Bank N.A., Tennessee                                       20,000        5.920      04/27/00          20,000
Royal Bank of Canada, New York (a)                               20,000        5.890      05/04/00          19,998
SunTrust Banks, Inc.                                             10,000        5.900      04/24/00          10,000
SunTrust Banks, Inc.                                             10,000        5.900      04/25/00          10,000
                                                                                                         ---------

Total Domestic Certificates of Deposit (cost $93,936)                                                       93,936
                                                                                                         ---------

Eurodollar Certificates of Deposit - 6.3%
Abbey National Treasury Services PLC Corp.                       25,000        6.140      03/21/00          25,004
Bank of Scotland                                                 25,000        6.000      05/10/00          25,000
Barclays Bank                                                    50,000        5.900      03/06/00          50,000
Barclays Bank                                                    10,000        5.800      07/28/00          10,000
Commerzbank AG (a)                                               25,000        5.790      02/16/01          24,988
Dresdner Bank AG                                                 50,000        6.020      03/06/00          50,001
Halifax Group PLC                                                25,000        5.940      04/18/00          25,000
Halifax Group PLC                                                30,000        6.000      05/10/00          30,000
                                                                                                         ---------

Total Eurodollar Certificates of Deposit (cost $239,993)                                                   239,993
                                                                                                         ---------

Yankee Certificates of Deposit - 11.4%
Algemene Bank Neder Land (a)                                     25,000        5.895      05/25/00          24,997
ANZ Banking Group                                                25,000        5.940      04/28/00          25,000
Bank Of Nova Scotia                                              20,000        5.800      08/02/00          19,996
Bank Of Nova Scotia                                              20,000        6.550      01/16/01          19,992
Bank Of Nova Scotia                                               8,000        6.550      01/24/01           7,997
Canadian Imperial (a)                                            20,000        5.080      04/12/00          19,998
Deutsche Bank, New York                                          10,000        6.500      01/08/01           9,996
Deutsche Bank, New York                                          25,000        6.550      01/16/01          24,990
Deutsche Bank, New York                                          25,000        6.550      01/24/01          24,989
National Australia Bank, Ltd.                                    20,000        5.935      04/14/00          19,999
Svenska Handelsbanken                                            10,000        5.210      03/01/00          10,000
UBS AG Stamford Branche                                          10,000        6.500      01/08/01           9,995
Westpac Banking Corp., New York                                  25,000        6.710      02/12/01          24,988
Westpac Banking Corp., New York                                   7,000        6.710      02/09/01           6,996
                                                                                                         ---------

Total Yankee Certificates of Deposit (cost $249,933)                                                       249,933
                                                                                                         ---------

4 Semiannual Report

SSgA
Prime Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                               Principal
                                                                Amount                      Date            Value
                                                                 (000)         Rate          of             (000)
                                                                   $             %        Maturity*           $
                                                               ---------      ------      --------          ------
Domestic Commercial Paper - 10.5%
BANKAMERICA Corp. (a)                                            20,000        5.850      03/10/00          19,971
Corporate Asset Funding Co, Inc.                                 15,000        5.720      03/08/00          14,983
Corporate Asset Funding Co, Inc.                                  5,000        5.750      03/23/00           4,982
Corporate Asset Funding Co, Inc.                                  9,000        5.850      04/18/00           8,930
Corporate Asset Funding Co, Inc.                                  5,000        5.840      04/20/00           4,959
Daimlerchrysler North America Holding                            15,000        5.790      04/05/00          14,916
Delaware Funding Corp.                                            6,000        5.880      03/16/00           5,985
Delaware Funding Corp.                                            5,000        5.770      03/17/00           4,987
Edison Asset Securitization                                      15,000        5.760      03/20/00          14,954
Edison Asset Securitization                                      15,000        5.800      03/20/00          14,954
Falcon Asset Securitization                                      14,645        5.790      03/09/00          14,626
Falcon Asset Securitization                                      30,000        5.900      04/17/00          29,769
General Electric Capital Corp.                                   25,000        5.930      05/17/00          24,683
Merrill Lynch & Co., Inc.                                        25,000        5.850      04/03/00          24,866
Park Avenue Receivables Corp.                                    10,000        5.800      03/13/00           9,981
Preferred Receivables Funding Corp.                              10,000        5.880      03/16/00           9,976
Salomon Smith Barney Holdings                                    25,000        5.880      04/24/00          24,780
                                                                                                         ---------

Total Domestic Commercial Paper (cost $248,302)                                                            248,302
                                                                                                         ---------

Foreign Commercial Paper - 3.0%
Anz Delaware                                                     30,000        5.840      04/13/00          29,791
Commonwealth Bank Australia                                      25,000        5.855      04/20/00          24,797
Woolwich PLC                                                     20,000        5.230      03/06/00          19,985
                                                                                                         ---------

Total Foreign Commercial Paper (cost $74,573)                                                               74,573
                                                                                                         ---------

Domestic Time Deposits - 4.1%
Branch Banking & Trust                                           92,007        5.812      03/01/00          92,007
Chase Bank                                                      100,000        5.875      03/01/00         100,000
                                                                                                         ---------

Total Domestic Time Deposits (cost $192,007)                                                               192,007
                                                                                                         ---------

Eurodollar Time Deposit - 4.1%
Bayerische Hypo-VEREINSBANK                                     100,000        5.937      03/01/00         100,000
                                                                                                         ---------

Total Eurodollar Time Deposit (cost $100,000)                                                              100,000
                                                                                                         ---------

                                                             Semiannual Report 5

SSgA
Prime Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                               Principal
                                                                Amount                      Date            Value
                                                                 (000)         Rate          of             (000)
                                                                   $             %        Maturity*           $
                                                               ---------      ------      --------          ------
United States Government Agency - 1.0%
Federal Home Loan Bank                                           25,000        5.795      04/14/00          24,999
                                                                                                         ---------

Total United States Government Agency (cost $24,999)                                                        24,999
                                                                                                         ---------

Total Investments - 83.5% (amortized cost $2,054,305)                                                    2,054,305
                                                                                                         ---------

Repurchase Agreement - 16.3%
Agreement with Swiss Bank Corp. of $401,962
   acquired Feb 29, 2000 at 5.85% to be repurchased at $402,027 on March 1, 2000, collateralized by:
         $413,280 various United States Government Agencies, valued at $409,930                            401,962
                                                                                                         ---------

Total Repurchase Agreement (identified cost $401,962)                                                      401,962
                                                                                                         ---------

Total Investments and Repurchase Agreement - 99.8% (cost $2,456,267)(b)                                  2,456,267

Other Assets and Liabilities, Net - 0.2%                                                                     5,107
                                                                                                         ---------

Net Assets - 100.0%                                                                                      2,461,374
                                                                                                         =========

* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
MTN - Medium Term Note

See the accompanying notes which are an integral part of the financial statements.

6 Semiannual Report

SSgA
Prime Money Market Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)


Assets
Investments at amortized cost which approximates market ......................................        $2,054,305
Repurchase agreement (identified cost $401,962) ..............................................           401,962
Interest receivable ..........................................................................            17,978
                                                                                                      ----------

      Total assets ...........................................................................         2,474,245

Liabilities
Payables:
   Dividends ......................................................................    $12,212
   Accrued fees to affiliates .....................................................        634
   Other accrued expenses .........................................................         25
                                                                                       -------

      Total liabilities ......................................................................            12,871
                                                                                                      ----------

Net Assets ...................................................................................        $2,461,374
                                                                                                      ==========

Net Assets Consist of:
Accumulated net realized gain (loss) .........................................................        $      (27)
Shares of beneficial interest ................................................................             2,461
Additional paid-in capital ...................................................................         2,458,940
                                                                                                      ----------

Net Assets ...................................................................................        $2,461,374
                                                                                                      ==========

Net Asset Value, offering and redemption price per share:
   ($2,461,374,463 divided by 2,461,413,182 shares of $.001 par value
      shares of beneficial interest outstanding) .............................................        $     1.00
                                                                                                      ==========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
Prime Money Market Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest ...................................................................................        $   73,415

Expenses
   Advisory fees ....................................................................   $ 1,953
   Administrative fees ..............................................................       415
   Custodian fees ...................................................................       240
   Distribution fees ................................................................       310
   Transfer agent fees ..............................................................        72
   Professional fees ................................................................        18
   Registration fees ................................................................        28
   Shareholder servicing fees .......................................................       331
   Trustees' fees ...................................................................        20
   Miscellaneous ....................................................................        36
                                                                                        -------

   Expenses before reductions .......................................................     3,423
   Expense reductions ...............................................................      (819)
                                                                                        -------

      Expenses, net ...........................................................................             2,604
                                                                                                       ----------

Net investment income .........................................................................            70,811
                                                                                                       ----------

Net Realized Gain (Loss)
Net realized gain (loss) on investments .......................................................               (78)
                                                                                                       ----------

Net increase in net assets from operations ....................................................           $70,733
                                                                                                       ==========

See the accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
Prime Money Market Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                             For the Six           For the
                                                                            Months Ended         Fiscal Year
                                                                          February 29, 2000         Ended
                                                                             (Unaudited)       August 31, 1999
                                                                          -----------------    ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .............................................      $    70,811          $   133,335
   Net realized gain (loss) ..........................................              (78)                  58
                                                                            -----------          -----------

      Net increase in net assets from operations .....................           70,733              133,393
                                                                            -----------          -----------

Distributions
   From net investment income ........................................          (70,811)            (133,335)
                                                                            -----------          -----------

Share Transactions
   Net increase (decrease) in net assets from share transactions .....           46,221              290,153
                                                                            -----------          -----------

Total net increase (decrease) in net assets ..........................           46,143              290,211

Net Assets
   Beginning of period ...............................................        2,415,231            2,125,020
                                                                            -----------          -----------

   End of period .....................................................      $ 2,461,374          $ 2,415,231
                                                                            ===========          ===========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
Prime Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 Fiscal Years Ended August 31,
                                                              -----------------------------------------------------------------
                                                    2000*        1999         1998          1997          1996         1995
                                                 ----------   ----------   ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .........   $   1.0000   $   1.0000   $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                 ----------   ----------   ----------    ----------    ----------    ----------

Income From Operations
   Net investment income .....................        .2707        .0496        .0544         .0528         .0546         .0567
                                                 ----------   ----------   ----------    ----------    ----------    ----------

Distributions
   From net investment income ................       (.2707)      (.0496)      (.0544)       (.0528)       (.0546)       (.0567)
                                                 ----------   ----------   ----------    ----------    ----------    ----------

Net Asset Value, End of Period ...............   $   1.0000   $   1.0000   $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                 ==========   ==========   ==========    ==========    ==========    ==========

Total Return (%)(a) ..........................         2.74         5.08         5.63          5.52          5.60          5.82

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..    2,461,374    2,415,231    2,125,020     1,406,263     1,095,631     1,076,630

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) ............          .20          .20          .20           .20           .20           .14
      Operating expenses, gross (c) ..........          .26          .26          .28           .28           .25           .27
      Net investment income ..................         5.44         4.96         5.48          5.40          5.44          5.76

*   For the six months ended February 29, 2000 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) See Note 4 for current period amounts.

10 Semiannual Report

SSgA
Prime Money Market Fund

                                                   Notes to Financial Statements
                                                   February 29, 2000 (Unaudited)

1.  Organization

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    Security valuation: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

    Securities transactions: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    Investment income: Interest income is recorded daily on the accrual basis.

    Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    Dividends and distributions to shareholders: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

                                                           Semiannual Report  11

SSgA
Prime Money Market Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

3.  Securities Transactions

    Investment transactions: For the six months ended February 29, 2000, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $58,268,957,194, $756,717,493, and $57,457,187,000,
    respectively.

    For the six months ended February 29, 2000, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $303,434,889, $244,437,144, and $109,818,000, respectively.

4.  Related Parties

    Adviser: The Investment Company has investment advisory agreements with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $33,095 under these arrangements.

    Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion
    - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

    Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

12 Semiannual Report

SSgA
Prime Money Market Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $325,440 by the Adviser.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

    Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

    Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

         Advisory fees                           $   352,236
         Administration fees                          76,041
         Custodian fees                               36,288
         Distribution fees                            89,312
         Shareholder servicing fees                   58,660
         Transfer agent fees                          17,364
         Trustees' fees                                3,667
                                                 -----------
                                                 $   633,568
                                                 ===========

    Beneficial Interest: As of February 29, 2000, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 46% of the total outstanding shares of the Fund.

                                                            Semiannual Report 13

SSgA
Prime Money Market Fund

                                        Notes to Financial Statements, continued
                                                   February 29, 2000 (Unaudited)

5.  Fund Share Transactions (On a Constant Dollar Basis):

                                                       (amounts in thousands)
                                                       For the Periods Ended
                                                ------------------------------------
                                                February 29, 2000    August 31, 1999
                                                -----------------    ---------------
Proceeds from shares sold.....................      21,237,001          44,635,015
Proceeds from reinvestment of distributions...          62,102             117,035
Payments for shares redeemed..................     (21,252,882)        (44,461,897)
                                                   -----------         -----------
Total net increase (decrease).................          46,221             290,153
                                                   ===========         ===========

6.  Interfund Lending Program

    The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

14 Semiannual Report

SSgA Prime Money Market Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

                                                            Semiannual Report 15

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                                 Small Cap Fund

                                February 29, 2000

                                  SSgA(R) Funds
                                 Small Cap Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents
                                                                            Page

Financial Statements......................................................     3

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    11

Fund Management and Service Providers.....................................    16

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Small Cap Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                               Market
                                               Number          Value
                                                 of            (000)
                                               Shares            $
                                               -------        -------
Common Stocks - 98.5%
Basic Industries - 4.0%
Advanced Energy Industries, Inc. (a)            30,500          2,217
Cambrex Corp.                                   42,200          1,693
CONSOL Energy, Inc.                            133,000          1,545
Cytec Industries, Inc. (a)                      24,700            599
Geon Co.                                        50,900          1,063
Georgia Gulf Corp.                             146,400          3,331
Hexcel Corp. (a)                                59,300            289
Mueller Industries, Inc. (a)                    22,100            633
W.R. Grace & Co. (a)                           208,000          2,093
                                                              -------
                                                               13,463
                                                              -------

Capital Goods - 6.0%
Applied Industrial Technology,
   Inc                                          12,200            221
Briggs & Stratton Corp.                          4,100            137
Centex Construction Products, Inc.              23,400            544
Cognex Corp. (a)                                 5,400            237
D.R. Horton, Inc.                               30,300            341
Dura Automotive Systems, Inc. (a)               53,700            698
Kaufman & Broad Home Corp.                     167,000          3,194
Kennametal, Inc.                                78,000          1,814
Kent Electronics Corp. (a)                      96,100          3,255
Manitowoc Co., Inc.                             85,512          2,303
NVR, Inc. (a)                                   32,600          1,438
Plantronics, Inc. (a)                           27,000          2,145
Pulte Corp.                                      3,700             62
Ryland Group, Inc. (The)                        43,300            769
Standard Pacific Corp.                         112,700          1,198
Superior TeleCom, Inc.                          24,552            307
Terex Corp. (a)                                105,500          1,253
                                                              -------
                                                               19,916
                                                              -------

Consumer Basics - 14.8%
Alpharma, Inc. Class A                         124,900          4,325
AmeriSource Health Corp. Class A
   (a)                                         220,100          3,205
Apria Healthcare Group, Inc. (a)               162,300          2,313
Barr Laboratories, Inc.  (a)                   102,100          4,863
Bindley Western Industries, Inc.                27,777            477
Buckeye Technologies, Inc. (a)                     400              6
Celera Genomics (a)                              4,000            976
Cooper Companies, Inc.                          39,700          1,089
Human Genome Sciences, Inc. (a)                  5,900          1,286
Incyte Pharmaceuticals, Inc. (a)                 1,500            413
JAKKS Pacific, Inc. (a)                         63,500          1,048
Liposome Co., Inc. (a)                          42,000            564
Medicis Pharmaceutical Corp.
   Class A (a)                                  74,350          3,750
Medquist, Inc. (a)                             192,700          4,962
Mid Atlantic Medical Services, Inc. (a)         30,600            251
Millennium Pharmaceuticals, Inc. (a)             5,700          1,478
NBTY, Inc. (a)                                 222,500          3,129
Patterson Dental Co. (a)                        43,600          1,570
Priority Healthcare Corp. Class B (a)           59,628          2,855
ResMed, Inc. (a)                                38,600          2,881
Rexall Sundown, Inc. (a)                       191,000          2,853
Suiza Foods Corp. (a)                              500             20
Syncor International Corp. (a)                  22,600            547
Theragenics Corp. (a)                          120,500          1,663
Topps Co., Inc. (a)                             88,000            655
Trigon Healthcare, Inc. (a)                     74,800          2,389
                                                              -------
                                                               49,568
                                                              -------

Consumer Durables - 2.0%
Donaldson Co., Inc.                             19,100            435
Furniture Brands International, Inc. (a)       226,200          3,632
La-Z-Boy Inc.                                   66,800          1,111
Libbey, Inc.                                    30,800            828
Toro Co.                                        20,400            676
                                                              -------
                                                                6,682
                                                              -------

Consumer Non-Durables - 5.9%
Bebe Stores, Inc. (a)                           35,800            376
Canandaigua Brands Co., Inc.
   Class A (a)                                  67,700          3,317
Cost Plus, Inc. (a)                            110,750          2,049
Footstar, Inc. (a)                              62,500          1,543
Fossil, Inc. (a)                                16,200            367
Guess?, Inc. (a)                                39,100            833
Handleman Co. (a)                               37,700            391

                                                             Semiannual Report 3

SSgA
Small Cap Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                               Market
                                               Number          Value
                                                 of            (000)
                                               Shares            $
                                               -------        -------
Haverty Furniture Co., Inc.                      5,700             62
Michaels Stores, Inc. (a)                       77,600          2,104
Mohawk Industries, Inc. (a)                     90,200          2,001
Musicland Stores Corp. (a)                     130,800            891
Nortek, Inc. (a)                                21,200            464
Reebok International, Ltd. (a)                 268,100          2,145
Spiegel, Inc. Class A (a)                       44,100            314
Whitehall Jewellers, Inc. (a)                    2,600             51
Zale Corp. (a)                                  76,700          2,886
                                                              -------
                                                               19,794
                                                              -------

Consumer Services - 3.2%
Applebee's International, Inc.                  82,900          2,326
Argosy Gaming Co. (a)                          123,900          1,402
Brinker International, Inc. (a)                 68,000          1,479
CEC Entertainment, Inc. (a)                      1,600             36
Jack in the Box, Inc. (a)                       63,200          1,268
RARE Hospitality International,
   Inc. NPV (a)                                 27,400            517
Ruby Tuesday, Inc.                              41,100            696
Sonic Corp. (a)                                 28,600            694
Station Casinos, Inc. (a)                      124,000          2,434
                                                              -------
                                                               10,852
                                                              -------

Energy - 1.7%
Energen Corp.                                   32,900            534
Patterson Energy, Inc. (a)                      85,300          1,930
Stone Energy Corp. New (a)                       7,400            301
Valero Energy Corp.                            115,300          2,940
                                                              -------
                                                                5,705
                                                              -------

Finance - 12.2%
Affiliated Managers Group, Inc. (a)             10,200            401
AmeriCredit Corp. (a)                          152,200          2,112
BancWest Corp.                                  42,000            638
Bank United Corp. Class A                      121,500          3,182
CBL & Associates Properties, Inc. (c)           68,400          1,530
Chittenden Corp.                                24,500            623
Commercial Federal Corp.                        86,250          1,116
Community First Bankshares, Inc.                61,600            862
East West Bancorp, Inc.                        147,700          1,837
Enhance Financial Services Group,
   Inc.                                         91,700          1,077
Fidelity National Financial, Inc.              147,863          1,858
First Industrial Realty Trust, Inc. (c)         66,900          1,739
FirstFed Financial Corp. (a)                    49,000            625
Flagstar Bancorp, Inc.                          20,700            267
General Growth Properties, Inc. (c)             51,400          1,487
Glimcher Realty Trust (c)                       47,400            587
Health Care REIT, Inc. (c)                      51,300            798
Hudson United Bancorp NPV                      108,049          2,181
Irwin Financial Corp.                           24,500            413
Liberty Property Trust                          57,300          1,300
MeriStar Hospitality Corp. (c)                 129,200          2,059
Metris Companies, Inc.                         120,732          3,124
Mills Corp. (c)                                 15,500            263
Nationwide Financial Services,
   Inc. Class A                                 47,700          1,100
PFF Bancorp, Inc.                               21,900            329
Radian Group, Inc.                             107,200          3,719
Reckson Associates Realty Corp. (c)             98,600          1,824
Roslyn Bancorp, Inc.                            18,000            277
Security Capital Group, Inc.
   Class B (a)                                  78,600          1,017
Smith (Charles E.) Residential
   Realty, Inc. (c)                             30,800          1,076
Trustmark Corp.                                 14,600            247
Urban Shopping Centers, Inc. (c)                22,400            622
Washington Real Estate Investment
   Trust (c)                                    33,600            517
                                                              -------
                                                               40,807
                                                              -------

General Business - 6.7%
Advo Systems, Inc. (a)                          66,500          1,845
Diamond Technology Partners, Inc. (a)            9,400            643
Education Management Corp. New (a)              28,900            376
F.Y.I., Inc. (a)                                29,900            890
Great Plains Software, Inc. (a)                 12,600            876
Harmonic Lightwaves, Inc. (a)                   10,000          1,369
Interim Services, Inc. (a)                     124,300          3,100
Learning Tree International,
   Inc. (a)                                     53,100          1,407
MemberWorks, Inc. (a)                           28,600          2,313
PairGain Technologies, Inc. (a)                 25,600            454
Pulitzer, Inc.                                  22,900            889
R.H. Donnelley Corp.                            29,000            489
S1 Corp. (a)                                     5,400            544

4 Semiannual Report

SSgA
Small Cap Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                               Market
                                               Number          Value
                                                 of            (000)
                                               Shares            $
                                               -------        -------
Sinclair Broadcast Group, Inc.
   Class A (a)                                 339,300          3,203
TeleTech Holdings, Inc. (a)                     43,700          1,655
United Stationers, Inc. (a)                     91,900          2,464
                                                              -------
                                                               22,517
                                                              -------

Technology - 35.5%
Acclaim Entertainment, Inc. (a)                 21,200            105
ACX Technologies, Inc. (a)                      58,800            187
Adtran, Inc. (a)                                32,900          2,420
Advanced Digital Information (a)                27,300          2,464
American Management Systems, Inc. (a)           47,900          1,524
Amphenol Corp. Class A (a)                         400             32
AVT Corp. (a)                                  105,500          2,789
AXENT Technologies, Inc. (a)                    46,000          1,248
Brightpoint, Inc. (a)                          310,300          3,995
BroadVision, Inc. (a)                           24,300          6,136
Checkpoint Systems, Inc. (a)                    35,600            303
Credence Systems Corp. (a)                       6,800            906
CTS Corp.                                       42,000          2,709
Cybex Computer Products Corp. (a)                6,600            307
Cypress Semiconductor Corp. (a)                157,900          7,204
Dallas Semiconductor Corp.                     109,400          4,417
Electro Scientific Industries, Inc. (a)         30,600          1,735
Emulex Corp. (a)                                42,100          6,736
ESS Technology, Inc. (a)                        89,800          1,386
Go2Net, Inc. (a)                                17,400          1,513
In Focus Systems, Inc. (a)                     136,500          4,556
Inet Technologies, Inc. (a)                     19,600            845
Insight Enterprises, Inc. (a)                   57,700          1,810
IT Group, Inc. (a)                             127,700            974
Kemet Corp. (a)                                 39,700          2,439
Lam Research Corp. (a)                          40,700          6,349
Lattice Semiconductor Corp. (a)                 44,700          3,140
Littlefuse, Inc. (a)                            32,700            971
Mercury Interactive Corp. (a)                   84,000          8,085
Micromuse, Inc. (a)                             42,500          6,027
MicroStrategy, Inc. (a)                         15,600          2,169
National Computer Systems, Inc.                 68,000          2,703
NeoMagic Corp. (a)                             201,400          1,089
PerkinElmer, Inc.                               64,100          4,142
Progress Software Corp. (a)                     75,800          1,890
Proxicom, Inc. (a)                              22,000            920
Proxim, Inc. (a)                                44,000          6,308
RadiSys Corp. (a)                               16,400            804
RSA Security, Inc. (a)                          26,200          1,749
Semtech Corp. (a)                                3,700            231
Sensormatic Electronics Corp. (a)               88,600          1,682
Sybase, Inc. (a)                               237,000          5,940
Technitrol, Inc.                                 6,400            297
Unigraphics Solutions, Inc.                     14,700            407
Verity, Inc. (a)                                28,000          1,491
VerticalNet, Inc. (a)                            8,300          1,826
Xircom, Inc. (a)                                39,100          1,623
                                                              -------
                                                              118,583
                                                              -------

Transportation - 1.5%
America West Holding Corp.
   Class B (a)                                 112,700          1,507
Roadway Express, Inc.                           31,200            644
USFreightways Corp.                             62,700          2,084
Yellow Corp. (a)                                43,600            698
                                                              -------
                                                                4,933
                                                              -------

Utilities - 5.0%
CellStar Corp. (a)                              31,100            298
Dycom Industries, Inc. (a)                      60,125          3,006
MDU Resources Group, Inc.                       48,750            929
Minnesota Power, Inc.                          147,000          2,251
Price Communications Corp. (a)                 159,270          3,804
Public Service Co. of New Mexico               113,200          1,740
Razorfish, Inc. (a)                             23,400            781
RGS Energy Group, Inc.                          34,000            669
TALK.com, Inc. (a)                             139,200          2,349
UGI Corp.                                       42,000            788
                                                              -------
                                                               16,615
                                                              -------

Total Common Stocks
(cost $299,261)                                               329,435
                                                              -------

                                                             Semiannual Report 5

SSgA
Small Cap Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                              Principal        Market
                                                Amount         Value
                                                (000)          (000)
                                                  $              $
                                              ---------       -------
Short-Term Investments - 0.1%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                           188            188
Federated Investors Prime Cash
   Obligations Fund (b)                              1              1
United States Treasury Bill
5.26% due 3/16/00 (b)(d)                           309            309
                                                              -------

Total Short-Term Investments
(cost $498)                                                       498
                                                              -------

Total Investments - 98.6%
(identified cost $299,759)                                    329,933

Other Assets and Liabilities,
Net - 1.4%                                                      4,713
                                                              -------

Net Assets - 100.0%                                           334,646
                                                              =======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c)  Real Estate Investment Trust (REIT).
(d)  Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
NPV - No Par Value

See the accompanying notes which are an integral part of the financial statements.

6 Semiannual Report

SSgA
Small Cap Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $299,759) ............................     $ 329,933
Receivables:
   Dividends ................................................................           170
   Investments sold .........................................................        14,218
   Fund shares sold .........................................................         2,541
   Daily variation margin on futures contracts ..............................           103
Prepaid expenses ............................................................            14
Short-term investments held as collateral for securities loaned, at market ..        36,155
                                                                                  ---------

      Total assets ..........................................................       383,134

Liabilities
Payables:
   Due to Custodian ...........................................     $   2,427
   Investments purchased ......................................         7,459
   Fund shares redeemed .......................................         1,923
   Accrued fees to affiliates .................................           524
Payable upon return of securities loaned, at market ...........        36,155
                                                                    ---------

      Total liabilities .....................................................        48,488
                                                                                  ---------

Net Assets ..................................................................     $ 334,646
                                                                                  =========

Net Assets Consist of:
Undistributed net investment income .........................................     $      21
Accumulated net realized gain (loss) ........................................       (42,606)
Unrealized appreciation (depreciation) on investments .......................        30,174
Shares of beneficial interest ...............................................            16
Additional paid-in capital ..................................................       347,041
                                                                                  ---------

Net Assets ..................................................................     $ 334,646
                                                                                  =========

Net Asset Value, offering and redemption price per share:
   ($334,646,044 divided by 16,211,865 shares of $.001 par value
   shares of beneficial interest outstanding) ...............................     $   20.64
                                                                                  =========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
Small Cap Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends ......................................................                       $ 1,785
   Interest .......................................................                            67
                                                                                          -------

      Total investment income .....................................                         1,852

Expenses
   Advisory fees ..................................................        $ 1,277
   Administrative fees ............................................             53
   Custodian fees .................................................             46
   Distribution fees ..............................................            103
   Transfer agent fees ............................................             83
   Professional fees ..............................................             10
   Registration fees ..............................................             37
   Shareholder servicing fees .....................................            209
   Trustees' fees .................................................              4
   Miscellaneous ..................................................              9
                                                                           -------

      Total expenses ..............................................                         1,831
                                                                                          -------

Net investment income .............................................                            21
                                                                                          -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ....................................................         14,677
   Futures contracts ..............................................            576         15,253
                                                                           -------

Net change in unrealized appreciation (depreciation) on investments                        35,992
                                                                                          -------

Net realized and unrealized gain (loss) ...........................                        51,245
                                                                                          -------

Net increase (decrease) in net assets from operations .............                       $51,266
                                                                                          =======

See the accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
Small Cap Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                              For the Six                 For the
                                                                              Months Ended             Fiscal Year
                                                                           February 29, 2000               Ended
                                                                              (Unaudited)             August 31, 1999
                                                                           -----------------          ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ..........................................            $      21                $     678
   Net realized gain (loss) .......................................               15,253                  (53,028)
   Net change in unrealized appreciation (depreciation) ...........               35,992                   88,963
                                                                               ---------                ---------

      Net increase (decrease) in net assets from operations .......               51,266                   36,613
                                                                               ---------                ---------

Distributions
   From net investment income .....................................                 (238)                    (468)
   From net realized gain .........................................                   --                      (24)
                                                                               ---------                ---------

      Net decrease in net assets from distributions ...............                 (238)                    (492)
                                                                               ---------                ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions ..              (68,395)                 (28,738)
                                                                               ---------                ---------

Total net increase (decrease) in net assets .......................              (17,367)                   7,383

Net Assets
   Beginning of period ............................................              352,013                  344,630
                                                                               ---------                ---------
   End of period (including undistributed net investment income of
      $21 and $238, respectively) .................................            $ 334,646                $ 352,013
                                                                               =========                =========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
Small Cap Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Fiscal Years Ended August 31,
                                                              -------------------------------------------------------------------
                                                   2000*         1999          1998          1997          1996          1995**
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .........  $     17.75   $     15.96   $     22.11   $     17.44   $     14.42   $     11.88
                                                -----------   -----------   -----------   -----------   -----------   -----------

Income From Operations
   Net investment income (a) .................           --           .03           .02           .03           .04           .13
   Net realized and unrealized gain (loss) ...         2.90          1.78         (4.54)         5.87          3.25          3.19
                                                -----------   -----------   -----------   -----------   -----------   -----------

      Total income from operations ...........         2.90          1.81         (4.52)         5.90          3.29          3.32
                                                -----------   -----------   -----------   -----------   -----------   -----------

Distributions
   From net investment income ................         (.01)         (.02)         (.04)         (.01)         (.07)         (.15)
   From net realized gain ....................           --            --         (1.59)        (1.22)         (.20)         (.63)
                                                -----------   -----------   -----------   -----------   -----------   -----------

      Total distributions ....................         (.01)         (.02)        (1.63)        (1.23)         (.27)         (.78)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Period ...............  $     20.64   $     17.75   $     15.96   $     22.11   $     17.44   $     14.42
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Return (%)(b) ..........................        16.42         11.35        (22.32)        35.85         23.14         30.04

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..      334,646       352,013       344,630       149,808        55,208        23,301

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ............         1.08          1.07          1.04          1.00          1.00           .97
      Operating expenses, gross (d) ..........         1.08          1.07          1.04          1.09          1.18          1.58
      Net investment income ..................          .01           .17           .10           .18           .26           .81

   Portfolio turnover rate (%) ...............        58.19        110.82         86.13        143.79         76.85        192.88

*   For the six months ended February 29, 2000 (Unaudited).
** Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund. Effective November 23, 1994, the Fund increased the Advisory fee from .20% to .75% of its average daily net assets.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

10 Semiannual Report

SSgA
Small Cap Fund
                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1. Organization

   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                            Semiannual Report 11

SSgA
Small Cap Fund
                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had a net tax basis capital loss carryover of $37,417,888 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2007. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $20,502,864 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in the fiscal year 2000.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                               Net Unrealized
             Federal Tax       Unrealized        Unrealized     Appreciation
                Cost          Appreciation     (Depreciation)  (Depreciation)
            ------------      ------------     --------------  --------------
            $299,759,592      $ 65,920,607     $(35,747,084)    $30,173,523

   Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   Futures: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. Securities Transactions

   Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $196,794,485 and $266,561,860, respectively.

12 Semiannual Report

SSgA
Small Cap Fund
                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $34,740,973 and $36,155,195, respectively. The Fund recorded securities lending income of $65,067 during the period.

4. Related Parties

   Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $2,345 under these arrangements.

   Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including

                                                            Semiannual Report 13

SSgA
Small Cap Fund
                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $40,974, $3,006, $114,070, $325 and $31,443, by the Adviser, SSBSI, RIS,
   Commercial Banking, and Solutions, respectively.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

   Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $2,802 for the six months ended February 29, 2000.

   Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

14 Semiannual Report

SSgA
Small Cap Fund
                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

      Advisory fees               $405,589
      Administration fees            7,424
      Custodian fees                22,833
      Distribution fees              2,752
      Shareholder servicing fees    46,040
      Transfer agent fees           37,252
      Trustees' fees                 1,909
                                  --------
                                  $523,799
                                  ========

   Beneficial Interest: As of February 29, 2000, one shareholder was a record owner of approximately 20% of the total outstanding shares of the Fund.

5. Fund Share Transactions (amounts in thousands)

                                                              For the Periods Ended
                                                   ------------------------------------------
                                                    February 29, 2000       August 31, 1999
                                                   ------------------      ------------------
                                                   Shares    Dollars       Shares    Dollars
                                                   ------   ---------      ------   ---------
   Proceeds from shares sold                        4,523   $  85,492      20,403   $ 358,555
   Proceeds from reinvestment of distributions         11         180          23         405
   Payments for shares redeemed                    (8,158)   (154,067)    (22,182)   (387,698)
   Total net increase (decrease)                   (3,624)  $ (68,395)     (1,756)  $ (28,738)
                                                   ======   =========      ======   =========

6. Line of Credit

   The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus 0.50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its net assets under the agreement. The Fund did not have any drawdowns during the period.

7. Interfund Lending Program

   The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous Expenses on the Statement of Operations includes $3,578 of interest paid under the interfund lending program.

                                                            Semiannual Report 15

SSgA Small Cap Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------
Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

16 Semiannual Report

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                          US Treasury Money Market Fund

                                February 29, 2000

                                  SSgA(R) Funds

                          US Treasury Money Market Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                           Page

     Financial Statements...................................................  3

     Financial Highlights...................................................  8

     Notes to Financial Statements..........................................  9

     Fund Management and Service Providers.................................. 13

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
US Treasury Money Market Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                            Principal
                                                                              Amount                      Date               Value
                                                                              (000)        Rate            of                (000)
                                                                                $            %           Maturity              $
                                                                            ---------      -----         --------           -------
United States Government Agencies - 69.0%
United States Treasury Bills                                                 200,000        5.697        04/27/00          198,196
United States Treasury Bills                                                 350,000        5.700        04/27/00          346,841
United States Treasury Bills                                                  50,000        5.710        04/27/00           49,548
United States Treasury Notes                                                 120,000        5.500        03/31/00          120,028
                                                                                                                          --------
Total United States Government Agencies (cost $714,613)                                                                    714,613
                                                                                                                          --------
Total Investments - 69.0% (amortized cost $714,613)                                                                        714,613
                                                                                                                          --------
Repurchase Agreements - 31.2%
Agreement with Bear Stearns & Co., Inc. of $135,000
    acquired February 29, 2000 at 5.740% to be repurchased at $135,021 on March 1, 2000, collateralized by:
        $122,984 various United States Treasury obligations valued at $138,433                                             135,000

Agreement with Goldman, Sachs & Co. of $40,000
    acquired February 29, 2000 at 5.450% to be repurchased at $40,005 on March 1, 2000, collateralized by:
         $35,190 various United States Treasury obligations valued at $41,019                                               40,000

Agreement with JP Morgan Securities, Inc. of $12,399
    acquired February 29, 2000 at 5.400% to be repurchased at $12,401 on March 1, 2000, collateralized by:
        $11,563 various United States Treasury obligations valued at $12,678                                                12,399

Agreement with Swiss Bank Corp. of $135,000
    acquired February 29, 2000 at 5.780% to be repurchased at $135,022 on
    March 1, 2000, collateralized by:
         $116,327 various United States Treasury obligations valued at $137,892                                            135,000
                                                                                                                          --------

Total Repurchase Agreements (identified cost $322,399)                                                                     322,399
                                                                                                                          --------

                                                             Semiannual Report 3

SSgA
US Treasury Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)


                                                                                                                             Value
                                                                                                                             (000)
                                                                                                                               $
                                                                                                                            -------
Total Investments and Repurchase Agreements - 100.2% (cost $1,037,012)(a)                                                1,037,012

Other Assets and Liabilities, Net - (0.2%)                                                                                  (1,725)
                                                                                                                         ---------
Net Assets - 100.0%                                                                                                      1,035,287
                                                                                                                         =========

(a) The identified cost for federal income tax purposes is the same as shown above.

See the accompanying notes which are an integral part of the financial statements.

4 Semiannaul Report

SSgA
US Treasury Money Market Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at amortized cost which approximates market .................................        $   714,613
Repurchase agreements (identified cost $322,399) ........................................            322,399
Interest receivable .....................................................................              2,811
                                                                                                 -----------
      Total assets ......................................................................          1,039,823

Liabilities
Payables:
   Dividends ................................................................   $   4,220
   Other accrued expenses ...................................................         316
                                                                                ---------
      Total liabilities .................................................................              4,536
                                                                                                 -----------
Net Assets ..............................................................................        $ 1,035,287
                                                                                                 ===========
Net Assets Consist of:
Accumulated net realized gain (loss) ....................................................        $         2
Shares of beneficial interest ...........................................................              1,035
Additional paid-in capital ..............................................................          1,034,250
                                                                                                 -----------
Net Assets ..............................................................................        $ 1,035,287
                                                                                                 ===========
Net Asset Value, offering and redemption price per share:
   ($1,035,287,391 divided by 1,035,297,017 shares of $.001 par value
      shares of beneficial interest outstanding) ........................................        $      1.00
                                                                                                 ===========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannaul Report 5

SSgA
US Treasury Money Market Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest .............................................................................        $    27,397

Expenses
   Advisory fees .............................................................  $   1,309
   Administrative fees .......................................................        160
   Custodian fees ............................................................        194
   Distribution fees .........................................................        138
   Transfer agent fees .......................................................         39
   Professional fees .........................................................         10
   Registration fees .........................................................         42
   Shareholder servicing fees ................................................        127
   Trustees' fees ............................................................          9
   Miscellaneous .............................................................         17
                                                                                ---------
   Expenses before reductions ................................................      2,045
   Expenses reductions .......................................................       (998)
                                                                                ---------
      Total expenses ....................................................................              1,047
                                                                                                 -----------
Net investment income ...................................................................             26,350
                                                                                                 -----------
Net increase in net assets from operations ..............................................        $    26,350
                                                                                                 ===========

See the accompanying notes which are an integral part of the financial statements.

6 Semiannaul Report

SSgA
US Treasury Money Market Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                                  For the Six             For the
                                                                                 Months Ended           Fiscal Year
                                                                               February 29, 2000           Ended
                                                                                  (Unaudited)         August 31, 1999
                                                                               -----------------      ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .....................................................   $    26,350            $    48,643
                                                                                 -----------            -----------
Distributions
   From net investment income ................................................       (26,350)               (48,643)
                                                                                 -----------            -----------
Share Transactions
   Net increase (decrease) in net assets from share transactions .............       (80,327)               115,247
                                                                                 -----------            -----------
Total net increase (decrease) in net assets ..................................       (80,327)               115,247

Net Assets
   Beginning of period .......................................................     1,115,614              1,000,367
                                                                                 -----------            -----------
   End of period .............................................................   $ 1,035,287            $ 1,115,614
                                                                                 ===========            ===========

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannaul Report  7

SSgA
US Treasury Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    Fiscal Years Ended August 31,
                                                                -------------------------------------------------------------------
                                                     2000*          1999           1998         1997          1996          1995
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period              $   1.0000    $   1.0000     $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Income From Operations
   Net investment income                               .0003         .0473          .0540         .0515         .0529         .0536
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Distributions
   From net investment income                         (.0003)       (.0473)        (.0540)       (.0515)       (.0529)       (.0536)
                                                  ----------    -----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                    $   1.0000    $   1.0000     $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ===========    ==========    ==========    ==========    ==========
Total Return (%)(a)                                     2.54          4.84           5.53          5.36          5.42          5.48

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)        1,035,287     1,115,614      1,000,367       916,845       189,004       160,893

   Ratios to average net assets (%)(b):
      Operating expenses, net (c)                        .20           .20            .20           .20           .20           .13
      Operating expenses, gross (c)                      .39           .39            .39           .46           .38           .39
      Net investment income                             5.03          4.73           5.40          5.28          5.29          5.38

*    For the six months ended February 29, 2000 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 4 for current period amounts.

8 Semiannaul Report

SSgA
US Treasury Money Market Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

      Securities transactions: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

      Investment income: Interest income is recorded daily on the accrual basis.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

      Dividends and distributions to shareholders: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

                                                             Semiannaul Report 9

SSgA
US Treasury Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Repurchase agreements: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Advisor") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,177,209,124 and $885,000,000, respectively.

4.    Related Parties

      Adviser: The Investment Company has investment advisory agreements with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $17,639 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and shareholder servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other

10 Semiannaul Report

SSgA
US Treasury Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $130,902 by the Adviser.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                                 $179,303
            Administration fees                             20,545
            Custodian fees                                  53,447
            Distribution fees                               41,074
            Shareholder servicing fees                      16,075
            Transfer agent fees                             17,537
            Trustees' fees                                   1,549
                                                          --------
                                                          $329,530
                                                          ========

      Beneficial interest: As of February 29, 2000, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 63% and 18%, respectively, of the total outstanding shares of the Fund.

                                                            Semiannaul Report 11

SSgA
US Treasury Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.    Fund Share Transactions (On a Constant Dollar Basis):

                                                          (amounts in thousands)
                                                           For the Periods Ended
                                                  ------------------------------------
                                                  February 29, 2000    August 31, 1999
                                                  -----------------    ---------------

Proceeds from shares sold ........................     5,353,752          8,297,431
Proceeds from reinvestment of distributions ......         6,660              9,755
Payments for shares redeemed .....................    (5,440,739)        (8,191,939)
                                                      ----------         ----------
Total net increase (decrease) ....................       (80,327)           115,247
                                                      ==========         ==========

6.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

12 Semiannaul Report

SSgA US Treasury Money Market Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

                                                            Semiannaul Report 13

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                                 Yield Plus Fund

                                February 29, 2000

                                  SSgA(R) Funds
                                 Yield Plus Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                              Page

Financial Statements..........................................   3

Financial Highlights..........................................  10

Notes to Financial Statements.................................  11

Fund Management and Service Providers.........................  17


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA Funds
Yield Plus Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                          Principal     Market
                                                            Amount       Value
                                                            (000)        (000)
                                                              $            $
                                                           --------     --------
Long-Term Investments - 91.0%
Asset-Backed Securities - 30.8%
American Express Master Trust
   Series 1996-1 Class A
    6.035% due 08/15/04 (a)                                  24,000       24,007
Capital Automobile Receivables
   Asset Trust
   Series 1999-1 Class A2
    5.580% due 06/15/02                                       7,250        7,164
CIT RV Trust
   Series 1996-A Class A
    5.400% due 12/15/11                                       5,963        5,890
Citibank Credit Card Master Trust I
   Series 1998-1 Class A
    5.750% due 01/15/03                                       4,000        3,962
Delta Funding Home Equity Loan
   Trust
   Series 1998-1 Class A2F
    6.310% due 08/25/19                                      10,000        9,933
Distribution Financial Services
   Trust
   Series 1999-1 Class A4
    5.840% due 10/17/11                                       9,000        8,767
EQCC Home Equity Loan Trust
   Series 1999-3 Class A2F
    6.887% due 10/25/13                                      10,000        9,900
First Chicago Master Trust II
   Series 1996-Q Class A
    6.015% due 04/15/03 (a)                                  10,900       10,900
First USA Credit Card Master Trust
   Series 1998-7 Class A
    5.980% due 04/19/04 (a)                                  10,000       10,003
Ford Credit Auto Owner Trust
   Series 1999-D Class A3
    6.200% due 04/15/02                                      16,100       16,045
General Electric Capital Mortgage
   Services, Inc.
   Series 1997-HE3 Class A3
    6.520% due 08/25/13                                       2,307        2,294
Household Consumer Loan Trust
   Series 1996-2 Class A2
    6.205% due 08/15/06 (a)                                  20,720       20,629
IMC Home Equity Loan Trust
   Series 1998-3 Class A3
    6.160% due 05/20/14 (a)                                   6,225        6,183
MBNA Master Credit Card Trust
   Series 1996-E Class A
    6.055% due 10/15/05 (a)                                   4,485        4,491
Saxon Asset Securities Trust
   Series 1998-3 Class AF2
    5.750% due 05/25/18 (a)                                  13,000       12,862
   Step Up Bond
   Series 1996-2 Class A6
    6.054% due 11/25/26 (a)                                   2,954        2,952
Student Loan Marketing Association
   Loan Trust
   Series 1996-4 Class A1
    6.298% due 07/25/04 (a)                                  19,310       19,208
Textron Financial Corp. Receivables
   Series 1997-A Class A
    6.050% due 03/16/09                                       2,306        2,297
   Series 1998-A Class A1
    5.820% due 01/15/02 (a)                                   5,439        5,415
The Money Store Home Equity Trust
   Series 1993-D Class A-1
    5.675% due 12/15/08                                       6,947        6,719
   Series 1994-A Class A3
    5.525% due 09/15/18 (a)                                     733          729
                                                                         -------
                                                                         190,350
                                                                         -------

Corporate Bonds and Notes - 27.8%
Airtouch Communications, Inc.
    7.125% due 07/15/01                                       5,000        4,996
AT&T Capital Corp.
    7.500% due 11/15/00 (MTN)                                 5,750        5,776
BankBoston Corp.
    6.235% due 02/10/01 (a)                                   5,000        4,986
    6.189% due 07/14/03 (MTN)(a)10,000                       10,000        9,833


                                                             Semiannual Report 3

SSgA Funds
Yield Plus Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                          Principal     Market
                                                            Amount       Value
                                                            (000)        (000)
                                                              $            $
                                                           --------     --------
Boeing Capital Corp.
    6.281% due 03/27/02 (MTN)(a)                             12,500       12,475
Case Credit Corp.
   Series B
    6.236% due 08/01/01 (MTN)(a)                              5,500        5,494
Caterpillar Financial Services
   Corp
   Series F
    6.176% due 07/09/01 (MTN)(a)                             12,000       12,046
Finova Capital Corp.
    6.278% due 08/14/01 (MTN)(a)                             16,500       16,538
    6.625% due 09/15/01                                       5,000        4,934
   Series EMTN
    6.390% due 06/18/03 (MTN)(a)                              2,000        1,987
Goldman Sachs Group LP
    5.316% due 06/02/04 (a)                                   5,000        4,986
Heller Financial, Inc. Step Up Bond
   Series I
    6.370% due 10/22/01 (MTN)                                20,000       20,133
Household Finance Corp.
    6.440% due 06/17/05 (MTN)(a)                             23,000       22,894
Lehman Brothers Holdings, Inc.
   Series E
    6.375% due 03/15/01 (MTN)                                 8,500        8,415
Main Place Funding, LLC
   Series 99-1
    6.050% due 05/28/02 (a)                                   8,000        7,979
Morgan Stanley Dean Witter & Co.
    6.355% due 12/17/01 (a)                                  20,000       20,031
Raytheon Co.
    6.300% due 08/15/00                                       5,000        4,978
Sprint Spectrum LP
   Step-Up Bond
   Zero Coupon due 08/15/06(a)                                4,000        3,747
                                                                         -------
                                                                         172,228
                                                                         -------

Eurodollar Bonds - 12.0%
Allied Irish Banks, Ltd.
    6.340% due 10/31/06 (MTN)(a)                             15,000       14,948
Denmark Danske Bank
    6.452% due 06/04/06 (a)                                   2,000        1,991
Gracechurch Card Funding PLC
   Series 1 Class A
    6.065% due 11/15/04 (a)                                  13,500       13,504
Lehman Brothers Holdings PLC
    6.610% due 02/20/01 (MTN)(a)                              5,000        5,000
    6.421% due 09/03/02 (MTN)(a)                              7,300        7,274
    6.472% due 11/06/00 (MTN)(a)                              2,280        2,286
Lloyds Bank PLC
    6.327% due 06/29/49 (a)(e)                                4,000        3,371
National Westminster Finance
    6.187% due 04/18/05 (a)                                  20,000       19,650
Nordbanken AB
   Series 35
    6.621% due 03/29/49 (MTN)(a)(e)                           6,250        6,127
                                                                         -------
                                                                          74,151
                                                                         -------

Mortgage-Backed Securities - 20.4%
Federal Home Loan Mortgage Corp. Participation
   Certificate
    7.000% due 2000                                             161          161
    5.806% due 2018 (a)                                       2,359        2,320
    6.659% due 2020 (a)                                       5,922        6,007
    6.861% due 2020 (a)                                      11,729       11,868
    6.843% due 2023 (a)                                         741          755
    7.211% due 2024 (a)                                       1,875        1,913
Federal Home Loan Mortgage Corp.
   Interest Only Strip
    5.867% due 07/01/29 (a)                                   3,847        3,817
Federal National Mortgage Association
    7.057% due 2008 (a)                                       3,987        4,100
    8.000% due 2013                                           3,739        3,767
    6.645% due 2019 (a)                                         754          756
    6.668% due 2019 (a)                                       4,617        4,643
    7.187% due 2020 (a)                                       3,457        3,540
    7.372% due 2022 (a)                                      10,962       11,289
    6.673% due 2023 (a)                                       3,714        3,800
    6.979% due 2025 (a)                                       1,642        1,695
    6.957% due 2030 (a)                                       9,849       10,132
Government National Mortgage
   Association
    8.000% due 2012                                           1,385        1,409
    5.500% due 2028 (a)                                      29,602       28,881
    4.500% due 2029 (a)                                       5,972        5,849
    4.500% due 2029                                           2,554        2,501


4 Semiannual Report

SSgA Funds
Yield Plus Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                         Principal     Market
                                                           Amount       Value
                                                           (000)        (000)
                                                             $            $
                                                          --------     --------
Nationslink Funding Corp.
   Series 1999-SL Class A1
    5.805% due 02/10/01                                      2,682        2,658
Sasco Floating Rate Commercial
   Mortgage Trust
   Series 1993-C3 Class A
    6.280% due 11/20/01 (a)                                 14,359       14,380
                                                                        -------
                                                                        126,241
                                                                        -------

Total Long-Term Investments
(cost $565,680)                                                         562,970
                                                                        -------

Short-Term Investments - 3.4%
AIM Short Term Investment
   Portfolio Class A (b)                                    20,237       20,237
United States Treasury Bills
    5.550% due 05/18/00 (c)(d)                                 650          642
                                                                        -------

Total Short-Term Investments
(cost $20,879)                                                           20,879
                                                                        -------

Total Investments - 94.4%
(identified cost $586,559)                                              583,849
                                                                        -------

Repurchase Agreement - 5.5%
Agreement with ABN AMRO of $34,145 acquired
   02/29/00 at 5.350% to be repurchased at
   $34,150 on 03/01/00, collateralized by:
    $34,145 Federal Home Loan Mortgage Corp.
    Discount Note,
    6.170% due 06/30/00, valued at $34,752                               34,145
                                                                        -------

Total Repurchase Agreement
(identified cost $34,145)                                                34,145
                                                                        -------

Total Investments and Repurchase Agreements - 99.9%
(cost $620,704)                                                         617,994

Other Assets and Liabilities,
Net - 0.1%                                                                  861
                                                                        -------

Net Assets - 100.0%                                                     618,855
                                                                        =======

(a)  Adjustable or floating-rate security.
(b)  At amortized cost, which approximates market.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with open futures contracts purchased by the Fund.
(e)  Perpetual floating rate note.

Abbreviations:
MTN - Medium Term Note

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA Funds
Yield Plus Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                          Unrealized
                                            Number      Apprecciation
                                              of        (Depreciation)
                                          Contracts         (000)
                                          ---------    ---------------
Futures Contracts

Eurodollar Futures Contracts
   Expiration date 06/00                        200    $    (308)
                                                       ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                 $    (308)
                                                       ==========

*    $2,500 notional amount represents 1 contract.

                                             Notional    Market
                                              Amount     Value
                                              (000)      (000)
                                                $          $
                                             --------  ----------
Options Written

Eurodollar Futures*
   Sept 93.00 Put                               750           108
                                                       ----------

Total Liability for Options Written
   (premiums received $157)                                   108
                                                       ==========

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA Funds
Yield Plus Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $586,559) ........................     $ 583,849
Repurchase agreement (identified cost $34,145) ..........................        34,145
Receivables:
   Dividends and interest ...............................................         4,192
   Fund shares sold .....................................................           172
Prepaid expenses ........................................................            30
                                                                              ---------
     Total assets .......................................................       622,388

Liabilities

Payables:
   Dividends ...............................................      $2,820
   Fund shares redeemed ....................................         272
   Accrued fees to affiliates ..............................         309
   Other accrued expenses ..................................          17
   Daily variation margin on futures contracts .............           7
Options written, at market value (premiums received $157) ..         108
                                                                 -------
     Total liabilities ..................................................         3,533
                                                                              ---------

Net Assets ..............................................................     $ 618,855
                                                                              =========

Net Assets Consist of:

Accumulated distributions in excess of net investment income ............     $   (108)
Accumulated net realized gain (loss) ....................................       (3,010)
Unrealized appreciation (depreciation) on:
   Investments ..........................................................       (2,710)
   Futures contracts ....................................................         (308)
   Options written ......................................................            49
Shares of beneficial interest ...........................................            62
Additional paid-in capital ..............................................       624,880
                                                                              ---------

Net Assets ..............................................................     $ 618,855
                                                                              =========

Net Asset Value, offering and redemption price per share:
   ($618,854,978 divided by 62,418,398 shares of $.001 par value
     shares of beneficial interest outstanding) .........................     $    9.91
                                                                              =========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA Funds
Yield Plus Fund

Statement of Operations
Amounts in thousands       For the Six Months Ended February 29, 2000 (Unadited)

Investment Income

   Interest ...................................................        $  15,971
   Dividends ..................................................              341
                                                                       ---------

     Total investment income ..................................           16,312

Expenses

Advisory fees ........................................     $669
Administrative fees ..................................       88
Custodian fees .......................................       51
Distribution fees ....................................      106
Transfer agent fees ..................................       27
Professional fees ....................................       12
Registration fees ....................................       17
Shareholder servicing fees ...........................      138
Trustees' fees .......................................        6
Miscellaneous ........................................       11
                                                        -------
     Total expenses ...........................................            1,125
                                                                       ---------

Net investment income .........................................           15,187
                                                                       ---------

Net Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investments .......................            (113)
Net change in unrealized appreciation (depreciation) on:
  Investments ........................................      843
  Futures contracts ..................................     (159)
  Options written ....................................       49              733
                                                        -------        ---------

Net realized and unrealized gain (loss) .......................              620
                                                                       ---------

Net increase (decrease) in net assets from operations .........        $  15,807
                                                                       =========

See the accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA Funds
Yield Plus Fund

Statement of Changes in Net Assets
Amounts in thousands


                                                                   For the Six         For the
                                                                   Months Ended       Fiscal Year
                                                                 February 29, 2000       Ended
                                                                    (Unaudited)     August 31, 1999
                                                                 -----------------  ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .........................................   $  15,187        $  33,673
   Net realized gain (loss) ......................................        (113)            (961)
   Net change in unrealized appreciation (depreciation) ..........         733           (2,482)
                                                                     ---------        ---------

     Net increase (decrease) in net assets from operations .......      15,807           30,230
                                                                     ---------        ---------

Distributions
   From net investment income ....................................     (15,187)         (33,700)
                                                                     ---------        ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions .      92,741         (143,501)
                                                                     ---------        ---------

Total net increase (decrease) in net assets ......................      93,361         (146,971)

Net Assets
   Beginning of period ...........................................     525,494          672,465
                                                                     ---------        ---------
   End of period (including accumulated distributions in excess of
     net investment income of $108 and $108, respectively) .......   $ 618,855        $ 525,494
                                                                     =========        =========


See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 9

SSgA Funds
Yield Plus Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                          Fiscal Years Ended August 31,
                                                             -------------------------------------------------------------
                                                   2000*        1999         1998         1997         1996         1995
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ........   $    9.90    $    9.97    $   10.01    $   10.00    $   10.00    $    9.99
                                                ---------    ---------    ---------    ---------    ---------    ---------

Income From Operations
   Net investment income (a) ................         .28          .54          .57          .54          .56          .56
   Net realized and unrealized gain (loss) ..         .01         (.07)        (.04)         .01           --          .02
                                                ---------    ---------    ---------    ---------    ---------    ---------

     Total income from operations ...........         .29          .47          .53          .55          .56          .58
                                                ---------    ---------    ---------    ---------    ---------    ---------

Distributions
   From net investment income ...............        (.28)        (.54)        (.57)        (.54)        (.56)        (.56)
   From net realized gain ...................          --           --           --           --           --         (.01)
                                                ---------    ---------    ---------    ---------    ---------    ---------

     Total distributions ....................        (.28)        (.54)        (.57)        (.54)        (.56)        (.57)
                                                ---------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, End of Period ..............   $    9.91    $    9.90    $    9.97    $   10.01    $   10.00    $   10.00
                                                =========    =========    =========    =========    =========    =========

Total Return (%)(b) .........................        2.95         4.67         5.40         5.67         5.73         6.01

Ratios/Supplemental Data:
   Net Assets, end of period (in ............     618,855      525,494      672,465      840,055      933,485    1,447,097
     thousands)

   Ratios to average net assets (%)(c):
     Operating expenses .....................         .42          .41          .41          .38          .36          .38
     Net investment income ..................        5.68         5.29         5.66         5.42         5.59         5.64

   Portfolio turnover rate (%) ..............       40.13       167.12       249.10        92.38        97.05       199.69

*   For the six months ended February 29, 2000 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


10 Semiannual Report

SSgA Funds
Yield Plus Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1. Organization

   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Security valuation: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   Investment income: Interest income is recorded daily on the accrual basis.

   Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                            Semiannual Report 11

SSgA Funds
Yield Plus Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had net tax basis capital loss carryovers of $1,086,432 and $1,891,302, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2004, and August 31, 2007, respectively, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $68,543 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in fiscal year 2000.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                          Net Unrealized
                          Unrealized       Unrealized      Appreciation
       Federal Tax Cost  Appreciation    (Depreciation)   (Depreciation)
       ----------------  ------------    --------------   --------------
         $620,703,997      $324,960       $(3,034,794)     $(2,709,834)


   Dividends and distributions to shareholders: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount, futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   Forward commitments/Mortgage dollar rolls: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.


12 Semiannual Report

SSgA Funds
Yield Plus Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   Derivatives: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Futures: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. Securities Transactions

   Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to $258,591,679 and $183,498,200, respectively.

   For the six months ended February 29, 2000, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to $31,102,892 and $22,758,510, respectively.

   Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are


                                                            Semiannual Report 13

SSgA Funds
Yield Plus Fund

                                        Notes to Financial Statements, continued

                                                  February 29, 2000 (U naudited)

   recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, there were no outstanding securities on loan.

4. Related Parties

   Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $6,182 under these arrangements.

   Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


14 Semiannual Report

SSgA Funds
Yield Plus Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

   The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $66,890, $498, $16,082 and $53,974, by the Adviser, SSBSI, Commercial Banking, and Solutions, respectively. The Fund did not incur any expenses from RIS during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

   Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

   Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

      Advisory fees                $233,696
      Administration fees            20,078
      Custodian fees                 12,537
      Distribution fees               5,225
      Shareholder servicing fees     20,279
      Transfer agent fees            16,117
      Trustees' fees                    664
                                   --------
                                   $308,596
                                   ========

   Beneficial Interest: As of February 29, 2000, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 45% and 14%, respectively, of the total outstanding shares of the Fund.


                                                            Semiannual Report 15

SSgA Funds
Yield Plus Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5. Fund Share Transactions (amounts in thousands)

                                                  For the Periods Ended
                                   ------------------------------------------------
                                     February 29, 2000           August 31, 1999
                                   ----------------------   -----------------------
                                    Shares      Dollars      Shares       Dollars
                                   ---------   ---------    --------    ----------
   Proceeds from shares sold         39,223    $ 388,827      91,330   $   905,446
                                   ---------   ---------    --------    ----------
   Proceeds from reinvestment of
      distributions                   1,390       13,773       3,008        29,841
   Payments for shares redeemed     (31,256)    (309,859)   (108,708)   (1,078,788)
                                   ---------   ---------    --------    ----------
   Total net increase (decrease)      9,357    $  92,741     (14,370)   $  (143,501)
                                   =========   =========    ========    ==========

6. Interfund Lending Program

   The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


16 Semiannual Report

SSgA Yield Plus Fund

One International Place, 27th Floor
Boston, Massachusettes 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 17

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                                Bond Market Fund

                                February 29, 2000

                                  SSgA(R) Funds
                                Bond Market Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                           Page

     Financial Statements..................................................   3

     Financial Highlights..................................................   8

     Notes to Financial Statements.........................................   9

     Fund Management and Service Providers.................................  13

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Bond Market Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                         Principal       Market
                                                           Amount         Value
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
Long-Term Investments - 98.7%
Asset-Backed Securities - 2.6%
Citibank Credit Card Master Trust I
   Series 1998-6 Class A
     5.850% due 04/10/03                                       830           819
   Series 1999-1 Class A
     5.500% due 02/15/06                                       650           610
Discover Card Master Trust I
   Series 1996-3 Class A
     6.050% due 08/18/08                                       200           186
First USA Credit Card Master Trust
   Series 1997-6 Class A
     6.420% due 03/17/05                                     1,000           985
Honda Automobile Lease Trust
   Series 1999-A Class A5
     6.650% due 07/15/05                                     1,100         1,092
Premier Automobile Trust
   Series 1999-2 Class A3
     5.490% due 02/10/03                                     4,000         3,923
                                                                        --------
                                                                           7,615
                                                                        --------
Corporate Bonds and Notes - 27.7%
Alltel Corp.
     6.650% due 01/15/08                                       850           803
Amerada Hess Corp.
     7.875% due 10/01/29                                       250           242
Apache Corp.
     7.950% due 04/15/26                                       500           489
Associates Corp. of North America
     6.625% due 05/15/01                                       500           497
Associates First Capital
     7.375% due 08/15/01                                     1,000         1,004
Bank of America Corp.
     9.500% due 04/01/01                                     1,000         1,023
Burlington Northern Santa Fe
     6.700% due 08/01/28                                       500           436
     7.290% due 06/01/36                                     1,000           948
Burlington Resources, Inc.
     7.375% due 03/01/29                                       750           697
Canadian National Railway Co.
     6.900% due 07/15/28                                       750           662
CIT Group, Inc.
     5.800% due 03/26/02 (MTN)                                 500           484
     5.910% due 11/10/03 (MTN)                               1,000           949
Citigroup, Inc.
     9.500% due 03/01/02                                       285           296
CMS Panhandle Holding Co.
     6.500% due 07/15/09                                       450           397
Comcast Cable Communications
     6.200% due 11/15/08                                       500           445
Conoco, Inc.
     5.900% due 04/15/04                                       500           472
     6.950% due 04/15/29                                       750           676
Conseco, Inc.
     8.750% due 02/09/04                                       600           603
Continental Airlines Pass Through
   Certificates
   Series 981A
     6.648% due 09/15/17                                       294           266
Continental Cablevision, Inc.
     8.875% due 09/15/05                                       450           472
     8.300% due 05/15/06                                       850           870
DaimlerChrysler North America
   Holding Corp.
         Series B
     6.630% due 09/21/01 (MTN)                               2,000         1,983
Delta Air Lines, Inc.
         Series B
     7.900% due 12/15/09                                     2,000         1,956
         Series C
     6.650% due 03/15/04 (MTN)                                 500           474
Donaldson, Lufkin & Jenrette, Inc.
     6.110% due 05/15/01 (MTN)                                 500           494
     5.875% due 04/01/02                                     1,000           968
     8.000% due 03/01/05                                       600           602
El Paso Energy Corp.
     6.750% due 05/15/09                                       500           465
Enron Corp.
     9.650% due 05/15/01                                       250           256
     9.125% due 04/01/03                                     1,000         1,038
EOP Operating, L.P.
     6.500% due 01/15/04                                       250           237

                                                             Semiannual Report 3

SSgA
Bond Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                         Principal       Market
                                                           Amount         Value
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
Equitable Life Assurance Society
     6.950% due 12/01/05                                       500           481
     7.700% due 12/01/15                                       500           498
Financing Corp.
     9.400% due 02/08/18                                       500           626
Finova Capital Corp.
     7.250% due 11/08/04                                     2,400         2,367
Firstar Corp.
     6.350% due 07/13/01                                     1,000           988
Fleet Financial Group Inc.
     6.875% due 01/15/28                                       500           433
FMR Corp.
     7.570% due 06/15/29                                       500           482
Ford Motor Co.
     7.700% due 05/15/97                                       450           425
Ford Motor Credit Co.
     7.000% due 09/25/01                                       500           498
     6.110% due 12/28/01 (MTN)                                 900           882
     7.500% due 01/15/03                                     1,000         1,002
     5.750% due 02/23/04                                     1,050           987
     7.375% due 10/28/09                                     3,250         3,143
Gatx Capital Corp.
     6.500% due 11/01/00                                     1,000           995
General Motors Acceptance Corp.
     7.125% due 05/01/01                                       500           499
     5.350% due 05/04/01 (MTN)                               2,000         1,958
     6.450% due 08/27/01 (MTN)                               2,750         2,724
     6.375% due 09/28/01 (MTN)                                 900           887
     9.625% due 12/15/01                                     1,810         1,878
     5.500% due 01/14/02                                       500           484
     6.000% due 02/01/02                                     1,000           976
     5.950% due 03/14/03                                     1,000           957
     5.750% due 11/10/03                                     1,000           944
Georgia-Pacific Corp.
     7.750% due 11/15/29                                       500           472
Georgia-Pacific Group
     7.250% due 06/01/28                                       300           269
Goldman Sachs Group, Inc.
    Series E
     7.800% due 01/28/10 (MTN)                                 500           493
GTE Florida, Inc.
    Series E
     6.860% due 02/01/28                                       140           123
GTE North, Inc.
    Series H
     5.650% due 11/15/08                                       500           438
Harrahs Operating Co., Inc.
     7.500% due 01/15/09                                       100            94
Hartford Life, Inc.
     7.100% due 06/15/07                                     1,000           959
International Paper Co.
     6.875% due 04/15/29                                       400           349
J Seagram & Sons, Inc.
     5.790% due 04/15/01                                     2,000         1,965
Kemper Corp.
     6.875% due 09/15/03                                       345           336
Kroger Co.
    Series B
     6.340% due 06/01/01                                     1,000           988
Lehman Brothers Holdings
    Series E
     6.375% due 03/15/01 (MTN)                                 500           495
     6.750% due 09/24/01 (MTN)                               1,000           989
     6.625% due 04/01/04                                       500           479
     7.750% due 01/15/05                                     1,200         1,199
Mack-Cali Realty L.P.
     7.000% due 03/15/04                                     1,000           956
Masco Corp.
     7.125% due 08/15/13                                       250           231
     6.625% due 04/15/18                                       250           224
Massachusetts Mutual Life
     7.625% due 11/15/23                                       875           864
Mellon Financial Co.
     5.750% due 11/15/03                                       500           471
Merrill Lynch & Co., Inc.
     6.000% due 02/17/09                                       500           440
Midamerican Funding LLC
     6.339% due 03/01/09                                       400           355
Mirage Resorts, Inc.
     7.250% due 10/15/06                                       600           537
     6.750% due 08/01/07                                       500           432
     6.750% due 02/01/08                                       500           428
Morgan Stanley Dean Witter & Co.
     7.125% due 01/15/03                                     1,000           990
     5.625% due 01/20/04 (MTN)                                 500           468
National City Bank of Cleveland, Ohio
     6.350% due 03/15/01                                     1,000           991

4 Semiannual Report

SSgA
Bond Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                         Principal       Market
                                                           Amount         Value
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
Nationsbank Corp.
     7.250% due 10/15/25                                       250           228
     6.800% due 03/15/28                                       250           214
New York Life Insurance Co.
     6.400% due 12/15/03                                     1,500         1,443
News America Holdings, Inc.
     9.250% due 02/01/13                                       750           818
News America, Inc.
     7.625% due 11/30/28                                     1,000           913
Niagara Mohawk Power Corp.
    Series G
     7.750% due 10/01/08                                       500           495
Northrop-Grumman Corp.
     9.375% due 10/15/24                                       400           409
Paine Webber Group, Inc.
     6.375% due 05/15/04                                     1,000           948
Pennzoil-Quaker State Co.
     7.375% due 04/01/29                                       500           417
Pepsi Bottling Group, Inc.
    Series B
     7.000% due 03/01/29                                       500           444
Progressive Corp.
     6.625% due 03/01/29                                       200           168
Rohm & Haas Co.
     7.850% due 07/15/29                                       500           502
Seagram (Joseph) & Sons, Inc.
     6.400% due 12/15/03                                       500           480
     6.800% due 12/15/08                                       350           326
Simon Property Group, Inc.
     7.125% due 02/09/09                                       300           272
Sola International, Inc.
     6.875% due 03/15/08                                       150           129
Sprint Capital Corp.
     6.500% due 11/15/01 (MTN)                               2,000         1,973
     6.875% due 11/15/28                                     1,500         1,311
Sun Life Canada (US) Capital Trust
     8.526% due 05/29/49 (d)                                   500           463
SunTrust Banks, Inc.
     6.125% due 02/15/04                                     1,300         1,231
Time Warner, Inc.
     7.250% due 10/15/17                                       500           463
Tosco Corp.
     8.125% due 02/15/30                                       600           588
Union Pacific Corp.
     7.375% due 09/15/09                                     1,000           964
     6.625% due 02/01/29                                       500           418
US Bancorp
     7.625% due 05/01/05                                       500           498
Vastar Resources, Inc.
     6.500% due 04/01/09                                       500           464
Westvaco Corp.
     8.200% due 01/15/30                                       800           816
Williams Cos., Inc.
     7.625% due 07/15/19                                       450           429
Zions Institutional Capital Trust A
     8.536% due 12/15/26                                       400           387
                                                                        --------
                                                                          81,564
                                                                        --------
Eurodollar Bonds - 5.2%
Alberta, Province of
     4.875% due 10/29/03                                       500           463
Bank of Tokyo Mitsubishi, Ltd.
     8.400% due 04/15/10                                       550           553
Cable & Wireless Optus, Ltd.
     8.125% due 06/15/09                                       710           699
Chile, Republic of
     6.875% due 04/28/09                                       100            91
Hyder PLC
     6.750% due 12/15/04                                     1,000           950
Korea Development Bank
     7.625% due 10/01/02                                     2,570         2,548
     7.125% due 04/22/04                                     1,060         1,024
Korea, Republic of
     8.750% due 04/15/03                                     1,000         1,024
     8.875% due 04/15/08                                       695           726
Ontario, Province of
     7.375% due 01/27/03                                     1,070         1,074
     7.625% due 06/22/04                                       585           591
Quebec, Province of Canada
     5.750% due 02/15/09                                     4,500         3,953
Telekomunikacja Polska SA
     7.125% due 12/10/03                                     1,000           951
     7.750% due 12/10/08                                       560           528
                                                                        --------
                                                                          15,175
                                                                        --------

                                                             Semiannual Report 5

SSgA
Bond Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                         Principal       Market
                                                           Amount         Value
                                                           (000)          (000)
                                                             $              $
                                                         ---------       -------
Mortgage-Backed Securities - 47.9%
Bear Stearns Commercial Mortgage
    Securities, Inc.
    Series 1999-WF2 Class A2
     7.080% due 06/15/09                                     1,900         1,834
COMM
    Series 1999-1 Class A2
     6.455% due 09/15/08                                     4,300         3,950
Commercial Mortgage Acceptance Corp.
         Series 1999-C1 Class A2
     7.030% due 05/15/09                                     1,050         1,005
DLJ Commercial Mortgage Corp.
         Series 1998-CF2 Class A1A
     5.880% due 11/12/31                                     2,130         1,990
Federal Home Loan Mortgage Corp.
     7.500% 30 Year TBA (b)                                 18,405        18,066
Federal Home Loan Mortgage
    Corp. Pools
     8.500% due 2025                                            27            28
Federal Home Loan Mortgage
    Corp. Participation Certificate
     7.000% due 2001                                            50            50
     9.000% due 2004                                            30            31
     9.000% due 2005                                           213           216
     9.000% due 2010                                           245           253
     6.000% due 2011                                            85            80
     8.000% due 2011                                            61            62
     7.000% due 2028                                         2,903         2,787
     7.000% due 2029                                         2,250         2,158
Federal National Mortgage Association (b)
     6.000% 15 Year TBA                                      8,975         8,421
     6.500% 15 Year TBA                                      1,545         1,485
     7.500% 15 Year TBA                                      1,545         1,547
     6.500% 30 Year TBA                                     23,060        21,536
     7.000% 30 Year TBA                                      5,775         5,534
     7.500% 30 Year TBA                                     11,400        11,179
     8.000% 30 Year TBA                                      8,700         8,708
     8.500% 30 Year TBA                                      1,933         1,973
Federal National Mortgage
   Association Pools
     6.500% due 2004                                            80            78
     6.000% due 2009                                           116           110
     6.000% due 2011                                           140           133
     5.500% due 2014                                           154           141
     8.000% due 2023                                             3             3
     8.500% due 2024                                             9             9
     7.500% due 2025                                            65            64
     9.000% due 2026                                            49            51
     6.500% due 2027                                           169           159
     8.000% due 2027                                         3,165         3,172
     6.000% due 2029                                         4,957         4,493
     6.500% due 2029                                         4,910         4,589
     8.000% due 2029                                           625           626
Government National Mortgage
   Association (b)
     6.000% 30 Year TBA                                      3,360         3,035
     8.000% 30 Year TBA                                      8,020         8,050
Government National Mortgage
   Association Pools
     8.000% due 2012                                         1,040         1,058
    10.000% due 2013                                            14            15
    10.000% due 2014                                             4             4
     7.500% due 2022                                             9             9
     7.000% due 2023                                         1,798         1,736
     7.500% due 2023                                            30            29
     6.500% due 2024                                            29            27
     7.500% due 2024                                           762           752
     8.500% due 2025                                           134           137
     9.500% due 2025                                            84            88
     6.000% due 2028                                           357           322
     6.500% due 2028                                         1,556         1,451
     7.000% due 2028                                           443           425
     6.000% due 2029                                         6,644         6,000
     6.500% due 2029                                           702           654
     8.000% due 2099                                            89            90

6 Semiannual Report

SSgA
Bond Market Fund

                                             Statement of Net Assets, continued
                                                  February 29, 2000 (Unaudited)

                                                         Principal      Market
                                                           Amount        Value
                                                           (000)         (000)
                                                             $             $
                                                         ---------      -------
Government National Mortgage
   Association I (b)
     7.500% 30 Year TBA                                      1,400        1,374
     8.500% 30 Year TBA                                      6,550        6,694
LB Commercial Conduit Mortgage
   Trust
   Series 1999-C1 Class A2
     6.780% due 04/15/09                                     2,065        1,950
Nomura Asset Securities Corp.
         Series 1998-D6 Class A1B
     6.590% due 03/17/28                                       385          358
                                                                       --------
                                                                        140,779
                                                                       --------

United States Government Agencies - 2.6%
Federal Home Loan Bank
     7.310% due 06/16/04                                      1,000       1,005
     6.995% due 04/02/07                                        300         295
Federal National Mortgage
   Association
     5.400% due 05/07/01 (MTN)                                2,000       1,970
     6.560% due 11/26/07                                        400         375
     6.400% due 05/14/09                                      1,000         924
     6.250% due 05/15/29                                      3,000       2,691
State of Israel, United States
   Government Guaranteed Notes
         Series 7-B
     5.700% due 02/15/03                                        500         479
                                                                       --------
                                                                          7,739
                                                                       --------
United States Government
Treasuries - 10.3%
United States Treasury Bonds
    10.000% due 05/15/10                                        320         363
    12.000% due 08/15/13                                      2,000       2,658
    11.250% due 02/15/15                                      3,000       4,332
     9.875% due 11/15/15                                        380         504
     8.125% due 08/15/19                                      2,745       3,247
     8.125% due 08/15/21                                      3,455       4,129
     7.625% due 11/15/22                                        635         726
     7.125% due 02/15/23                                      3,600       3,909
     5.250% due 02/15/29                                        535         462
     6.125% due 08/15/29                                      4,085       4,017
United States Treasury Notes
     6.500% due 02/28/02                                      1,225       1,224
     3.625% due 07/15/02                                      2,627       2,603
     5.875% due 11/15/05                                        500         481
     6.500% due 02/15/10                                        215         217
United States Treasury Strips
     5.890% due 02/15/10                                      2,500       1,300
                                                                       --------
                                                                         30,172
                                                                       --------
Yankee Bonds - 2.4%
Apache Finance Canada Corp.
     7.750% due 12/15/29                                        500         483
AT&T Canada, Inc.
     12.000% due 08/15/07                                       500         568
   Step Up Bond
   Zero Coupon due 11/01/07 (e)                                 585         497
Banco Santiago SA
     7.000% due 07/18/07                                        200         174
Manitoba, Province of
   Series CN
     8.750% due 05/15/01                                      1,000       1,020
Orange PLC
     9.000% due 06/01/09                                        425         434
Petroleum Geo-Services
     7.125% due 03/30/28                                        200         173
     8.150% due 07/15/29                                        100          97
Quebec, Province of
     11.000% due 06/15/15                                     1,000       1,049
Royal Caribbean Cruises, Ltd.
     6.750% due 03/15/08                                        200         181
     7.500% due 10/15/27                                        600         541
Saskatchewan, Province of
     6.625% due 07/15/03                                      1,000         980
Svenska Handelsbanken
     8.350% due 07/15/04                                        500         514
Westpac Banking, Ltd.
     9.125% due 08/15/01                                        500         514
                                                                       --------
                                                                          7,225
                                                                       --------
Total Long-Term Investments
(cost $295,832)                                                         290,269
                                                                       --------

                                                            Semiannual Report 7

SSgA
Bond Market Fund

                                             Statement of Net Assets, continued
                                                  February 29, 2000 (Unaudited)

                                                         Principal      Market
                                                           Amount        Value
                                                           (000)         (000)
                                                             $             $
                                                         ---------      -------
Short-Term Investments - 29.9%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (a)                                        809         809
Federal Home Loan Bank Discount
   Notes (a)(c)
     5.640% due 03/15/00                                     52,000      51,886
     5.660% due 03/15/00                                     28,000      27,938
Federated Investors Prime Cash
   Obligations Fund (a)                                       7,250       7,250
                                                                       --------
Total Short-Term Investments
(identified cost $87,883)                                                87,883
                                                                       --------
Total Investments - 128.6%
(cost $383,715)                                                         378,152

Other Assets and Liabilities,
Net - (28.6%)                                                           (84,185)
                                                                       --------
Net Assets - 100.0%                                                     293,967
                                                                       ========

(a)  At amortized cost, which approximates market.
(b)  Forward commitment.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d)  Perpetual floating rate note.
(e)  Adjustable or floating rate security.

Abbreviations:
MTN - Medium Term Note
TBA - To Be Announced Security

See the accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
Bond Market Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $383,715) ........................................          $ 378,152
Receivables:
   Dividends and interest ...............................................................              2,982
   Investments sold (regular settlement) ................................................             18,031
   Investments sold (delayed settlement) ................................................             10,871
   Fund shares sold .....................................................................                704
                                                                                                   ---------
      Total assets ......................................................................            410,740

Liabilities
Payables:
   Investments purchased (regular settlement) ...............................   $   7,712
   Investments purchased (delayed settlement) ...............................     108,300
   Fund shares redeemed .....................................................         568
   Accrued fees to affiliates ...............................................         180
   Other accrued expenses ...................................................          13
                                                                                ---------
      Total liabilities .................................................................            116,773
                                                                                                   ---------
Net Assets ..............................................................................          $ 293,967
                                                                                                   =========
Net Assets Consist of:
Undistributed net investment income .....................................................             $2,714
Accumulated net realized gain (loss) ....................................................            (10,710)
Unrealized appreciation (depreciation) on investments ...................................             (5,563)
Shares of beneficial interest ...........................................................                 31
Additional paid-in capital ..............................................................            307,495
                                                                                                   ---------
Net Assets ..............................................................................          $ 293,967
                                                                                                   =========
Net Asset Value, offering and redemption price per share:
   ($293,966,701 divided by 31,023,335 shares of $.001 par value
      shares of beneficial interest outstanding)                                                   $    9.48
                                                                                                   =========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
Bond Market Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest .............................................................................         $   8,932
   Dividends ............................................................................               298
                                                                                                  ---------
      Total investment income ...........................................................             9,230

Expenses
   Advisory fees ............................................................   $     425
   Administrative fees ......................................................          45
   Custodian fees ...........................................................          69
   Distribution fees ........................................................          41
   Transfer agent fees ......................................................          25
   Professional fees ........................................................           8
   Registration fees ........................................................          23
   Shareholder servicing fees ...............................................          50
   Trustees' fees ...........................................................           4
   Miscellaneous ............................................................           5
                                                                                ---------
      Total expenses ....................................................................               695
                                                                                                  ---------
Net investment income ...................................................................             8,535
                                                                                                  ---------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments .................................................            (5,475)
Net change in unrealized appreciation (depreciation) on investments .....................             1,880
                                                                                                  ---------
Net realized and unrealized gain (loss) .................................................            (3,595)
                                                                                                  ---------
Net increase (decrease) in net assets from operations ...................................         $   4,940
                                                                                                  =========

See the accompanying notes which are an integral part of the financial statements.

10 Semiannual Report

SSgA
Bond Market Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                                For the Six               For the
                                                                               Months Ended             Fiscal Year
                                                                             February 29, 2000             Ended
                                                                                (Unaudited)           August 31, 1999
                                                                             -----------------        ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .....................................................   $   8,535              $  12,073
   Net realized gain (loss) ..................................................      (5,475)                (3,422)
   Net change in unrealized appreciation (depreciation) ......................       1,880                 (9,931)
                                                                                 ---------              ---------
      Net increase (decrease) in net assets from operations ..................       4,940                 (1,280)
                                                                                 ---------              ---------
Distributions
   From net investment income ................................................      (9,652)               (10,558)
   From net realized gain ....................................................          (8)                (3,345)
                                                                                 ---------              ---------
      Net decrease in net assets from distributions ..........................      (9,660)               (13,903)
                                                                                 ---------              ---------
Share Transactions
   Net increase (decrease) in net assets from share transactions .............      29,403                 94,316
                                                                                 ---------              ---------
Total net increase (decrease) in net assets ..................................      24,683                 79,133

Net Assets
   Beginning of period .......................................................     269,284                190,151
                                                                                 ---------              ---------
   End of period (including undistributed net investment income of
      $2,714 and $3,831, respectively) .......................................   $ 293,967              $ 269,284
                                                                                 =========              =========

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 11

SSgA
Bond Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               Fiscal Years Ended August 31,
                                                                 ----------------------------------------------------------
                                                     2000*          1999           1998           1997             1996**
                                                  -----------    -----------    -----------    -----------      -----------
Net Asset Value, Beginning of Period ..........   $      9.63    $     10.35    $      9.97    $      9.63      $     10.00
                                                  -----------    -----------    -----------    -----------      -----------
Income From Operations
   Net investment income (a) ..................           .29            .54            .55            .53              .27
   Net realized and unrealized gain (loss) ....          (.11)          (.52)           .40            .35             (.49)
                                                  -----------    -----------    -----------    -----------      -----------
      Total income from operations ............           .18            .02            .95            .88             (.22)
                                                  -----------    -----------    -----------    -----------      -----------
Distributions
   From net investment income .................          (.33)          (.54)          (.54)          (.54)            (.15)
   From net realized gain .....................            --           (.20)          (.03)            --               --
                                                  -----------    -----------    -----------    -----------      -----------
      Total distributions .....................          (.33)          (.74)          (.57)          (.54)            (.15)
                                                  -----------    -----------    -----------    -----------      -----------
Net Asset Value, End of Period ................   $      9.48    $      9.63    $     10.35    $      9.97      $      9.63
                                                  ===========    ===========    ===========    ===========      ===========
Total Return (%)(b) ...........................          1.87            .07           9.86           9.47            (2.19)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...       293,967        269,284        190,151         87,670           29,015

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............           .49            .50            .48            .50              .63
      Operating expenses, gross (d) ...........           .49            .50            .52            .74              .93
      Net investment income ...................          6.02           5.50           5.74           6.05             5.66

   Portfolio turnover rate (%)(e) .............        123.49         327.83         300.77         375.72           253.30

*     For the six months ended February 29, 2000 (Unaudited).
** For the period February 7, 1996 (commencement of operations) to August 31, 1996.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c) The ratios for the periods ended February 29, 2000 and August 31, 1996 are annualized.
(d)   See Note 4 for current period amounts.
(e)   The ratio for the period ended August 31, 1996 is annualized.

12 Semiannual Report

SSgA
Bond Market Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

      Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                            Semiannual Report 13

SSgA
Bond Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $5,238,860 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in the fiscal year 2000.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                       Net
                                                                   Unrealized
                            Unrealized         Unrealized         Appreciation
      Federal Tax Cost     Appreciation      (Depreciation)      (Depreciation)
      ----------------     ------------      -------------       -------------
      $    383,714,553     $    358,854      $  (5,921,399)      $  (5,562,545)

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Deferred organization expenses: The Fund incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

      Forward commitments/Mortgage dollar rolls: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward

14 Semiannual Report

SSgA
Bond Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $86,910,652 and $79,818,927, respectively.

      For the six months ended February 29, 2000, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $258,449,625 and $286,983,951, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, there were no outstanding securities on loan.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,566 under these arrangements.

                                                            Semiannual Report 15

SSgA
Bond Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050%, and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $26,390, $6, and $12,794, by the Adviser, Commercial Banking and Solutions. The Fund did not incur any expenses from RIS during the period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

16 Semiannual Report

SSgA
Bond Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

      Advisory fees                                                    $143,392
      Administration fees                                                 7,851
      Custodian fees                                                      5,099
      Distribution fees                                                   1,676
      Shareholder servicing fees                                         17,014
      Transfer agent fees                                                 4,216
      Trustees' fees                                                        597
                                                                       --------
                                                                       $179,845
                                                                       ========

      Beneficial Interest: As of February 29, 2000, one shareholder (who is also a series of the Investment Company) was a record owner of approximately 16% of the total outstanding shares of the Fund.

5.    Fund Share Transactions (amounts in thousands)

                                                                     For the Periods Ended
                                                          ------------------------------------------
                                                           February 29, 2000       August 31, 1999
                                                          ------------------     -------------------
                                                          Shares     Dollars     Shares      Dollars
                                                          ------    --------     ------    ---------
Proceeds from shares sold .............................    5,856    $ 55,964     18,503    $ 184,824
Proceeds from reinvestment of
   distributions ......................................      506       4,804        934        9,418
Payments for shares redeemed ..........................   (3,291)    (31,365)    (9,860)     (99,926)
Total net increase (decrease) .........................    3,071    $ 29,403      9,577    $  94,316
                                                          ------    --------     ------    ---------

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its net assets under the agreement. The Fund did not have any drawdowns during the period.

                                                            Semiannual Report 17

SSgA
Bond Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

8.    Dividends

      On March 1, 2000, the Board of Trustees declared a dividend of $.0874 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.

18 Semiannual Report

SSgA Bond Market Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

Officers
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Assistant Secretary, Assistant
        Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Secretary
    Carla L. Anderson, Assistant Secretary

Investment Adviser
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327

Distributor
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

Administrator
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

Legal Counsel
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

Independent Accountants
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110

                                                           Semiannaul Report  19

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                               S&P 500 Index Fund

                                February 29, 2000

                                  SSgA(R) Funds
                               S&P 500 Index Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                              Page

Financial Statements..........................................   3

Financial Highlights..........................................  14

Notes to Financial Statements.................................  15

Fund Management and Service Providers.........................  22


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
S&P 500 Index Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                  Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------
Common Stocks - 98.9%
Basic Industries - 3.0%
Air Products & Chemicals, Inc.        55,600      1,432
Alcan Aluminum, Ltd.                  54,700      1,805
Alcoa, Inc.                           93,500      6,405
Allegheny Technologies, Inc.          23,188        393
B.F. Goodrich Co.                     26,700        639
Barrick Gold Corp.                   102,300      1,669
Bemis Co., Inc.                       13,300        396
Bethlehem Steel Corp.  (a)            29,700        169
Boise Cascade Corp.                   14,400        429
Champion International Corp.          23,300      1,206
Crown Cork & Seal Co., Inc.           30,300        424
Dow Chemical Co.                      54,900      5,957
du Pont (E.I.) de Nemours & Co.      264,141     13,339
Eastman Chemical Co.                  18,925        680
Engelhard Corp.                       30,525        416
FMC Corp. (a)                          8,200        396
Freeport-McMoRan Copper & Gold,
   Inc. Class B                       41,000        564
Great Lakes Chemical Corp.            14,700        427
Hercules, Inc.                        25,700        424
Homestake Mining Co.                  64,500        419
Illinois Tool Works, Inc.             75,700      3,913
Inco, Ltd.                            47,400        830
International Paper Co.              104,083      3,832
Kimberly-Clark Corp.                 136,036      7,031
Mead Corp.                            24,800        742
Minnesota Mining &
   Manufacturing Co.                 102,200      9,006
Monsanto Co.                         159,300      6,183
Newmont Mining Corp.                  40,567        898
Nucor Corp.                           21,100      1,048
Owens-Illinois, Inc. (a)              37,800        522
Phelps Dodge Corp.                    21,339      1,006
Placer Dome, Inc.                     80,300        703
Potlatch Corp.                         6,500        247
PPG Industries, Inc.                  45,500      2,247
Praxair, Inc.                         38,600      1,303
Reynolds Metals Co.                   15,200        965
Rohm & Haas Co.                       56,220      2,270
Sealed Air Corp. New (a)              20,643      1,026
Sigma Aldrich Corp.                   24,400        580
Temple-Inland, Inc.                   13,800        706
Union Carbide Corp.                   35,400      1,900
USX-U.S. Steel Group                  21,400        467
W.R. Grace & Co. (a)                  16,800        169
Westvaco Corp.                        24,900        685
Willamette Industries, Inc.           27,100        919
Worthington Industries, Inc.          20,500        272
                                               --------
                                                 87,059
                                               --------

Capital Goods - 5.3%
Allied Waste Industries, Inc.(a)      47,700        268
Ball Corp.                             7,400        199
Boston Scientific Corp. (a)          109,000      1,989
Briggs & Stratton Corp.                5,100        171
Caterpillar, Inc.                     89,700      3,145
Cooper Industries, Inc.               22,900        693
Crane Co.                             16,400        326
Cummins Engine Co., Inc.              10,400        346
Deere & Co.                           61,200      2,188
Dover Corp.                           50,500      1,947
Emerson Electric Co.                 109,000      4,966
Fluor Corp.                           18,600        529
General Electric Co.                 828,100    109,464
Grainger (W.W.), Inc.                 23,100        989
Ingersoll-Rand Co.                    40,000      1,533
ITT Industries, Inc.                  21,700        526
Johnson Controls, Inc.                20,700      1,105
Milacron, Inc.                         9,500        132
Millipore Corp.                       10,500        561
Molex, Inc.                           40,500      2,258
NACCO Industries, Inc. Class A         1,400         61
National Service Industries,
   Inc.                               10,200        209
Pall Corp.                            30,600        604
Parker-Hannifin Corp.                 30,350      1,100
Raytheon Co. Class B                  81,900      1,515
Timken Co.                            13,700        196
TRW, Inc.                             29,400      1,411
Tyco International, Ltd.             426,648     16,187
                                               --------
                                                154,618
                                               --------


                                                             Semiannual Report 3

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                 Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------
Consumer Basics - 15.3%
Abbott Laboratories                  388,900     12,736
Albertson's, Inc.                    107,303      2,629
Allergan, Inc.                        32,000      1,610
ALZA Corp. (a)                        25,100        921
American Home Products Corp.         329,900     14,351
Amgen, Inc. (a)                      258,000     17,576
Archer-Daniels-Midland Co.           149,684      1,506
Bard (C.R.), Inc.                     12,700        502
Bausch & Lomb, Inc.                   13,800        728
Baxter International, Inc.            73,300      3,995
Becton, Dickinson & Co.               65,900      2,047
Bestfoods                             71,100      2,982
Biogen, Inc. (a)                      37,400      4,037
Biomet, Inc.                          27,700        914
Black & Decker Corp.                  21,400        705
Bristol-Myers Squibb Co.             499,700     28,389
Campbell Soup Co.                    110,800      3,144
Cardinal Health, Inc.                 69,712      2,876
Clorox Co. (The)                      60,300      2,438
Coca-Cola Co. (The)                  621,900     30,123
Coca-Cola Enterprises, Inc.          108,600      2,539
Colgate-Palmolive Co.                146,100      7,625
Columbia/HCA Healthcare Corp.        142,632      2,755
ConAgra, Inc.                        126,100      2,065
Corning, Inc.                         68,300     12,840
Costco Wholesale Corp. (a)           110,800      5,512
CVS Corp.                             99,500      3,483
Fort James Corp.                      53,600      1,008
General Mills, Inc.                   79,300      2,612
Gillette Co. (The)                   272,800      9,616
Great Atlantic & Pacific
   Tea Co., Inc.                       8,500        199
HEALTHSOUTH Corp. (a)                102,200        498
Heinz (H.J.) Co.                      91,250      2,914
Hershey Foods Corp.                   33,800      1,485
Humana, Inc. (a)                      41,500        283
Johnson & Johnson                    350,400     25,141
Kellogg Co.                          106,300      2,691
Kroger Co. (The) (a)                 210,600      3,133
Lilly (Eli) & Co.                    275,500     16,375
Mallinckrodt, Inc.                    17,300        426
Manor Care, Inc. (a)                  27,400        238
McKesson HBOC, Inc.                   68,151      1,320
Medtronic, Inc.                      302,300     14,643
Merck & Co., Inc.                    588,400     36,223
Nabisco Group Holdings Corp.          80,100        691
Pactiv Corp. (a)                      41,900        348
PE Corp.                              52,200      5,507
PepsiCo, Inc.                        369,600     11,920
Pfizer, Inc.                         974,800     31,315
Pharmacia & Upjohn, Inc.             130,325      6,207
Philip Morris Cos., Inc.             599,500     12,027
Procter & Gamble Co.                 331,000     29,128
Quaker Oats Co.                       32,500      1,753
Ralston-Purina Group                  78,400      2,220
Safeway, Inc. (a)                    128,500      4,955
Sara Lee Corp.                       227,700      3,416
Schering-Plough Corp.                371,300     12,949
Snap-On Tools Corp.                   12,100        264
St. Jude Medical, Inc.  (a)           20,850        545
Stanley Works                         22,100        508
SYSCO Corp.                           85,600      2,809
Tenet Healthcare Corp. (a)            75,300      1,318
Tupperware Corp.                      13,700        235
Unilever NV                          146,028      6,644
United Healthcare Corp.               42,000      2,147
UST Corp.                             42,200        815
Warner-Lambert Co.                   216,700     18,541
Watson Pharmaceuticals, Inc. (a)      23,200        928
Wellpoint Health Networks, Inc.
   (a)                                15,900      1,073
Winn-Dixie Stores, Inc.               36,600        590
Wrigley (Wm.), Jr. Co.                30,400      2,057
                                               --------
                                                450,743
                                               --------

Consumer Durables - 1.4%
AutoZone, Inc. (a)                    36,000        884
Best Buy Co. (a)                      52,500      2,855
Cooper Tire & Rubber Co.              17,300        187
Dana Corp.                            40,165        856
Danaher Corp.                         34,400      1,404
Delphi Automotive Systems Corp.      147,941      2,469
Eaton Corp.                           17,500      1,311
Ford Motor Co.                       305,500     12,716
General Motors Corp.                 162,100     12,330
Genuine Parts Co.                     43,350        978
Goodyear Tire & Rubber Co.            37,900        860


4 Semiannual Report

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                 Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------

Harley-Davidson, Inc.                 37,700      2,568
Leggett & Platt, Inc.                 47,700        802
Maytag Corp.                          21,100        558
PACCAR, Inc.                          18,990        818
Whirlpool Corp.                       18,300        994
                                               --------
                                                 42,590
                                               --------

Consumer Non-Durables - 6.0%
Alberto Culver Co. Class B            12,600        269
Anheuser-Busch Cos., Inc.            116,400      7,464
Avon Products, Inc.                   61,300      1,659
Bed Bath & Beyond, Inc. (a)           33,900        960
Brown-Forman Distillers, Inc.
   Class B                            16,600        791
Brunswick Corp.                       22,300        394
Circuit City Stores, Inc.             52,500      2,120
Consolidated Stores Corp. (a)         27,242        306
Coors (Adolph) Co. Class B             8,900        390
Dillard's, Inc. Class A               26,500        460
Dollar General Corp.                  64,293      1,346
Eastman Kodak Co.                     79,400      4,551
Federated Department
   Stores, Inc. (a)                   53,900      1,977
Fortune Brands, Inc.                  40,300        882
Gap, Inc.                            214,475     10,362
Hasbro, Inc.                          47,200        743
Home Depot, Inc. (The)               579,697     33,514
Ikon Office Solutions, Inc.           35,100        246
International Flavors &
   Fragrances, Inc.                   25,700        771
JC Penney & Co., Inc.                 63,900      1,006
Jostens, Inc.                          7,214        174
Kmart Corp. (a)                      119,700      1,055
Kohl's Corp. (a)                      41,500      3,146
Limited, Inc. (The)                   51,868      1,764
Liz Claiborne, Inc.                   14,900        558
Longs Drug Stores, Inc.                9,100        169
Lowe's Cos., Inc.                     96,300      4,586
Mattel, Inc.                         101,887        981
May Department Stores Co.             87,600      2,294
Newell Rubbermaid, Inc.               68,357      1,581
NIKE, Inc. Class B                    71,200      2,025
Nordstrom, Inc.                       34,000        725
Office Depot, Inc. (a)                90,700      1,105
Pep Boys - Manny, Moe & Jack          10,148         63
Polaroid Corp.                        10,700        268
Reebok International, Ltd. (a)        12,900        103
Rite Aid Corp.                        64,200        441
Russell Corp.                          6,800         94
Seagram Co., Ltd. NPV                108,600      6,380
Sears Roebuck & Co.                   98,400      2,712
Springs Industries, Inc.               3,600        128
Staples, Inc.  (a)                   118,450      3,198
SuperValu, Inc.                       33,700        579
Target Corp.                         110,300      6,508
TJX Cos., Inc.                        77,000      1,227
Toys "R" Us, Inc. (a)                 60,000        743
V.F. Corp.                            28,800        711
Wal-Mart Stores, Inc.              1,124,100     54,729
Walgreen Co.                         256,300      6,616
                                               --------
                                                174,874
                                               --------

Consumer Services - 1.5%
AMR Corp. (a)                         36,400      1,925
Carnival Corp.                       155,600      4,483
Darden Restaurants, Inc.              31,700        418
Delta Air Lines, Inc.                 33,900      1,547
Disney (Walt) Co.                    520,586     17,440
Harrah's Entertainment, Inc. (a)      31,300        599
Hilton Hotels Corp.                   97,500        683
Marriot International, Inc.
   Class A                            65,500      1,805
McDonald's Corp.                     344,100     10,861
Mirage Resorts, Inc. (a)              48,200        765
Southwest Airlines Co.               132,487      2,442
Tricon Global Restaurants, Inc.
   (a)                                37,210        990
USAirways Group, Inc. (a)             17,400        325
Wendy's International, Inc.           30,300        477
                                               --------
                                                 44,760
                                               --------

Energy - 5.5%
Amerada Hess Corp.                    22,000      1,112
Anadarko Petroleum Corp.              30,800        947
Apache Corp.                          27,600      1,007
Ashland, Inc.                         17,500        545
Atlantic Richfield Co.                82,650      5,868
Baker Hughes, Inc.                    86,480      2,238


                                                             Semiannual Report 5

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                 Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------

Burlington Resources, Inc.            54,922      1,517
Chevron Corp.                        166,100     12,406
Conoco, Inc. Class B NPV             158,900      3,128
Constellation Energy Group            36,300      1,080
El Paso Energy Corp.                  59,900      2,220
Exxon Mobil Corp. NPV                872,105     65,680
Halliburton Co.                      111,300      4,250
Kerr-McGee Corp.                      24,956      1,117
McDermott International, Inc.         14,000        131
Occidental Petroleum Corp.            93,000      1,494
ONEOK, Inc.                            7,700        175
Phillips Petroleum Co.                66,300      2,536
Rowan Cos., Inc. (a)                  20,600        518
Royal Dutch Petroleum Co.            540,100     28,355
Schlumberger, Ltd.                   137,900     10,187
Sempra Energy                         59,011      1,062
Sunoco, Inc.                          22,155        547
Texaco, Inc.                         140,900      6,684
Tosco Corp.                           38,500      1,030
Transocean Sedco Forex, Inc.          50,852      2,005
Union Pacific Resources
   Group, Inc.                        61,118        546
Unocal Corp.                          58,700      1,571
USX-Marathon Group                    82,000      1,774
                                               --------
                                                161,730
                                               --------

Finance - 12.1%
Aetna, Inc.                           36,302      1,493
AFLAC, Inc.                           67,800      2,479
Allstate Corp.                       199,888      3,898
American Express Co.                 113,000     15,163
American General Corp.                61,087      3,188
American International Group,
   Inc.                              389,745     34,468
AmSouth Bancorp                       95,450      1,384
AON Corp.                             62,150      1,301
Associates First Capital Corp.
   Class A                           183,516      3,647
Bank of America Corp.                430,795     19,843
Bank of New York Co., Inc.           188,300      6,273
Bank One Corp.                       286,568      7,397
BB&T Corp.                            88,700      2,084
Bear Stearns Cos., Inc.               29,668      1,164
Capital One Financial Corp.           47,900      1,763
Chase Manhattan Corp.                208,328     16,588
Chubb Corp. (The)                     46,000      2,263
CIGNA Corp.                           47,200      3,484
Cincinnati Financial Corp.            40,000      1,195
Citigroup, Inc.                      852,025     44,039
Comerica, Inc.                        37,950      1,402
Conseco, Inc.                         79,245      1,159
Countrywide Credit Industries,
   Inc.                               27,900        696
Dun & Bradstreet Corp.                39,500      1,034
Equifax, Inc.                         35,600        754
Fannie Mae                           259,200     13,738
Federal Home Loan
   Mortgage Corp.                    176,900      7,386
Fifth Third Bancorp                   79,250      4,121
First Union Corp.                    246,912      7,284
Firstar Corp.                        246,076      4,383
FleetBoston Financial Corp.          230,064      6,269
Franklin Resources, Inc.              66,500      1,808
Golden West Financial Corp.           40,000      1,140
Hartford Financial Services
   Group, Inc. (The)                  54,700      1,709
Household International Corp.        116,399      3,717
Huntington Bancshares, Inc.           57,016      1,190
Jefferson-Pilot Corp.                 25,475      1,326
KeyCorp                              108,798      1,843
Lehman Brothers Holdings, Inc.        31,600      2,291
Lincoln National Corp.                48,200      1,341
Loews Corp.                           26,000      1,157
Marsh & McLennan Cos., Inc.           67,350      5,211
MBIA, Inc.                            24,200        929
MBNA Corp.                           201,382      4,581
Mellon Financial Corp.               126,000      3,796
Merrill Lynch & Co., Inc.             93,200      9,553
MGIC Investment Corp.                 26,400        987
Morgan (J.P.) & Co., Inc.             44,400      4,928
Morgan Stanley Dean Witter &
   Co.                               281,212     19,808
National City Corp.                  156,700      3,016
Northern Trust Corp.                  56,600      3,194
Old Kent Financial Corp.              28,800        754
Paine Webber Group, Inc.              35,300      1,350
Paychex, Inc.                         63,050      3,156
PNC Bank Corp.                        73,400      2,840
Price (T. Rowe) & Associates,
   Inc.                               29,400        968


6 Semiannual Report

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                 Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------

Progressive Corp.                     17,700      1,053
Providian Financial Corp.             36,200      2,346
Regions Financial Corp.               54,200      1,098
SAFECO Corp.                          31,900        670
Schwab (Charles) Corp.               206,300      8,626
SLM Holding Corp.                     39,000      1,221
SouthTrust Corp.                      40,600        931
St. Paul Cos., Inc.                   54,872      1,228
State Street Corp.                    41,500      3,024
Summit Bancorp                        42,900      1,027
SunTrust Banks, Inc.                  82,400      4,188
Synovus Financial Corp.               73,500      1,204
Torchmark Corp.                       32,900        652
U.S. Bancorp                         184,317      3,375
Union Planters Corp.                  34,600        947
UnumProvident Corp.                   57,928        775
Wachovia Corp.                        51,400      2,940
Washington Mutual, Inc.              146,498      3,242
Wells Fargo Co.                      415,059     13,724
                                               --------
                                                356,204
                                               --------

General Business - 5.4%
American Greetings Corp. Class A      15,700        271
Automatic Data Processing, Inc.      157,100      6,844
Block (H&R) Co., Inc.                 23,700      1,040
CBS Corp. (a)                        193,076     11,500
Cendant Corp. (a)                    184,336      3,283
Clear Channel
   Communications, Inc. (a)           85,200      5,676
Comcast Corp. Special Class A        217,300      9,235
Computer Sciences Corp.  (a)          41,200      3,247
Deluxe Corp.                          18,400        431
Donnelley (R.R.) & Sons Co.           30,900        591
Dow Jones & Co., Inc.                 22,400      1,397
Ecolab, Inc.                          32,100        907
First Data Corp.                     107,400      4,833
Gannett Co., Inc.                     70,100      4,570
Harcourt General, Inc.                17,700        610
IMS Health, Inc.                      75,900      1,527
Interpublic Group Cos., Inc.          71,300      2,865
Knight-Ridder, Inc.                   22,300      1,045
McGraw-Hill, Inc.                     51,200      2,605
MediaOne Group, Inc. (a)             155,500     12,207
Meredith Corp.                        12,600        361
New York Times Co. Class A            42,200      1,783
Omnicom Group, Inc.                   44,700      4,210
Quintiles Transnational
   Corp. (a)                          27,800        825
SBC Communications, Inc.             858,945     32,640
Service Corp. International           67,200        248
Time Warner, Inc.                    324,300     27,728
Times Mirror Co. Class A              14,500        740
Tribune Co.                           60,700      2,364
Viacom, Inc. Class B (a)             174,622      9,735
Waste Management, Inc.               158,359      2,375
Young & Rubicam, Inc.                 17,900        905
                                               --------
                                                158,598
                                               --------

Shelter - 0.3%
Armstrong World Industries,
   Inc.                                9,900        188
Centex Corp.                          13,600        268
Georgia-Pacific Group                 41,600      1,443
Kaufman & Broad Home Corp.            10,400        199
Louisiana Pacific Corp.               26,900        318
Masco Corp.                          114,900      2,054
Owens Corning                         14,600        212
Pulte Corp.                           10,800        182
Sherwin-Williams Co.                  41,000        784
Vulcan Materials Co.                  24,200        968
Weyerhaeuser Co.                      59,700      3,063
                                               --------
                                                  9,679
                                               --------

Technology - 34.5%
3Com Corp.  (a)                       88,125      8,653
Adaptec, Inc. (a)                     25,000      1,023
ADC Telecommunications, Inc. (a)      76,600      3,437
Adobe Systems, Inc.                   29,600      3,017
Advanced Micro Devices, Inc. (a)      35,900      1,405
America Online, Inc. (a)             563,098     33,223
Analog Devices, Inc. (a)              44,600      7,002
Andrew Corp. (a)                      19,068        470
Apple Computer, Inc. (a)              40,500      4,642
Applied Materials, Inc. (a)           95,600     17,483
Autodesk, Inc.                        14,000        623
Avery Dennison Corp.                  27,600      1,675
BMC Software, Inc. (a)                60,000      2,760


                                                             Semiannual Report 7

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                 Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------

Boeing Co.                           238,076      8,779
Cabletron Systems, Inc. (a)           46,900      2,298
Ceridian Corp. (a)                    36,000        713
Cisco Systems, Inc. (a)              864,200    114,182
Citrix Systems, Inc. (a)              45,000      4,745
COMPAQ Computer Corp.                432,129     10,749
Computer Associates
   International, Inc.               137,162      8,821
Compuware Corp. (a)                   94,100      2,082
Comverse Technology, Inc. (a)         19,500      3,828
Conexant Systems, Inc.  (a)           50,300      4,942
Dell Computer Corp. (a)              640,600     26,104
Electronic Data Systems Corp.        118,200      7,653
EMC Corp. (a)                        256,312     30,501
Gateway, Inc. (a)                     81,300      5,589
General Dynamics Corp.                51,500      2,227
Guidant Corp.                         78,800      5,309
Hewlett-Packard Co.                  256,600     34,513
Honeywell International, Inc.        201,637      9,704
Intel Corp.                          843,400     95,304
International Business Machines
   Corp.                             455,400     46,451
KLA Tencor Corporation (a)            45,200      3,523
Lexmark International Group,
   Inc. Class A (a)                   32,500      3,876
Lockheed Martin Corp.                 95,846      1,671
LSI Logic Corp. (a)                   75,400      4,830
Lucent Technologies, Inc.            791,792     47,112
Micron Technology, Inc.  (a)          68,000      6,668
Microsoft Corp. (a)                1,302,200    116,303
Motorola, Inc.                       178,707     30,470
National Semiconductor Corp. (a)      44,000      3,306
NCR Corp. (a)                         23,700        899
Network Appliance, Inc. (a)           37,700      7,116
Nextel Communications, Inc.
   Class A (a)                        92,400     12,636
Nortel Networks Corp.                337,560     37,638
Northrop Grumman Corp.                16,800        763
Novell, Inc. (a)                      84,900      2,807
Oracle Systems Corp. (a)             719,510     53,379
Parametric Technology Corp. (a)       65,300      1,979
PeopleSoft, Inc. (a)                  68,600      1,419
PerkinElmer, Inc.                     11,100        717
Pitney Bowes, Inc.                    68,700      3,401
QUALCOMM, Inc. (a)                   178,900     25,482
Rockwell International Corp.          49,700      2,249
Scientific-Atlanta, Inc.              20,300      2,085
Seagate Technology (a)                53,500      2,668
Shared Medical Systems                 6,400        249
Silicon Graphics, Inc. (a)            45,700        448
Solectron Corp. (a)                   73,600      4,821
Sun Microsystems, Inc. (a)           393,300     37,462
Tandy Corp.                           50,900      1,937
Tektronix, Inc.                       11,600        673
Tellabs, Inc. (a)                    101,300      4,862
Teradyne, Inc. (a)                    43,600      3,793
Texas Instruments, Inc.              202,100     33,650
Textron, Inc.                         39,000      2,379
Thermo Electron Corp. (a)             36,500        570
Thomas & Betts Corp.                  13,800        310
Unisys Corp. (a)                      79,000      2,365
United Technologies Corp.            119,900      6,107
Xerox Corp.                          167,900      3,642
Xilinx, Inc. (a)                      80,700      6,437
Yahoo!, Inc.(a)                      133,300     21,287
                                              ---------
                                              1,013,896
                                              ---------

Transportation - 0.4%
Burlington Northern, Inc.            112,607      2,217
CSX Corp.                             52,800      1,172
FedEx Corp. (a)                       76,140      2,660
Kansas City Southern
   Industries, Inc.                   29,100      2,292
Navistar International Corp. (a)      16,350        535
Norfolk Southern Corp.                92,200      1,250
Ryder System, Inc.                    15,500        289
Union Pacific Corp.                   64,000      2,432
                                              ---------
                                                 12,847
                                              ---------

Utilities - 8.2%
AES Corp. (a)                         52,100      4,367
Alltel Corp.                          79,100      4,588
Ameren Corp.                          33,277        998
American Electric Power Co.,
   Inc.                               46,900      1,319
AT&T Corp.                           807,663     39,929
Bell Atlantic Corp.                  391,764     19,172
BellSouth Corp.                      475,000     19,356


8 Semiannual Report

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                 Market
                                      Number      Value
                                        of        (000)
                                      Shares        $
                                     --------   --------

Carolina Power & Light Co.            38,700      1,151
Central & Southwest Corp.             52,700        886
CenturyTel, Inc.                      33,850      1,138
Cinergy Corp.                         39,326        841
CMS Energy Corp.                      29,000        486
Coastal Corp.                         55,900      2,351
Columbia Energy Group                 19,900      1,174
Consolidated Edison, Inc.             53,600      1,477
Dominion Resources, Inc. NPV          62,608      2,297
DTE Energy Co.                        35,700      1,078
Duke Energy Corp.                     91,874      4,456
Eastern Enterprises, Inc.              6,500        376
Edison International                  89,200      2,347
Enron Corp.                          181,700     12,537
Entergy Corp.                         59,800      1,211
FirstEnergy Corp.                     56,700      1,060
Florida Progress Corp.                23,800      1,014
FPL Group, Inc.                       47,300      1,827
Global Crossing, Ltd. (a)            193,010      8,999
GPU, Inc.                             31,100        774
GTE Corp.                            245,600     14,490
MCI WorldCom, Inc. (a)               714,683     31,893
New Century Energies, Inc.            28,400        769
Niagara Mohawk Holdings, Inc.(a)      45,300        532
NICOR, Inc.                           12,100        368
Northern States Power Co.             37,900        666
Peco Energy Co.                       45,200      1,687
Peoples Energy Corp.                   7,900        229
PG&E Corp.                           100,600      2,075
Pinnacle West Capital Corp.           20,500        566
PPL Corp.                             38,300        771
Public Service Enterprise
   Group, Inc.                        53,100      1,540
Reliant Energy, Inc. NPV              71,710      1,475
Southern Co.                         166,900      3,703
Sprint Corp. (Fon Group)             220,400     13,444
Sprint Corp. (PCS Group) (a)         219,300     11,349
Texas Utilities Co.                   72,330      2,360
U.S. West, Inc. NPV                  126,759      9,205
Unicom Corp.                          57,200      2,162
Williams Cos. (The)                  109,480      4,577
                                              ---------
                                                241,070
                                              ---------

Total Common Stocks
(cost $2,242,418)                             2,908,668
                                              ---------

                                    Principal
                                     Amount
                                      (000)
                                        $
                                    ---------
Short-Term Investments - 1.1%
AIM Short Term Investment
   Prime Portfolio (b)                21,413     21,413
Federated Investors Prime Cash
   Obligations Fund (b)                4,478      4,478
United States Treasury Bill
   5.160% due 03/16/00 (b)(c)(d)       5,400      5,388
                                              ---------

Total Short-Term Investments
(cost $31,279)                                   31,279

Total Investments - 100.0%
(identified cost $2,273,697)                  2,939,947

Other Assets and Liabilities
Net - 0.0%                                        (294)
                                              ---------

Net Assets - 100.0%                           2,939,653
                                              =========

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with open futures contracts purchased by the Fund.

Abbreviations:
NPV - No Par Value
NV - Nonvoting

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 9

SSgA
S&P 500 Index Fund

                                              Statement of Net Assets, continued
                                                  February 29, 2000 (Unaudited)

                                                    Unrealized
                                      Number      Apprecciation
                                        of        (Depreciation)
                                    Contracts         (000)
                                    ---------    ---------------

Futures Contracts

S&P 500 Financial Futures
   Contracts
   expiration date 03/00               115         $     (1,966)
                                                   -------------

Total Unrealized Appreciation
   (Depreciation) on Open
   Futures
   Contracts Purchased                             $     (1,966)
                                                   =============

See the accompanying notes which are an integral part of the financial statements.


10 Semiannual Report

SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $2,273,697) .............................    $     2,939,947
Receivables:
     Dividends .................................................................              3,641
     Fund shares sold ..........................................................              3,845
     Daily variation margin on futures contracts ...............................                699
Prepaid expenses ...............................................................                 64
Short-term investments held as collateral for securities loaned, at market .....             87,590
                                                                                    ----------------

          Total assets .........................................................          3,035,786

Liabilities
Payables:
     Fund shares redeemed .......................................... $     7,796
     Accrued fees to affiliates ....................................         747
Payable upon return of securities loaned, at market ................      87,590
                                                                     -----------
          Total liabilities ....................................................              96,133
                                                                                    ----------------

Net Assets .....................................................................    $     2,939,653
                                                                                    ================

Net Assets Consist of:
Undistributed net investment income ............................................    $         7,881
Accumulated net realized gain (loss) ...........................................            107,104
Unrealized appreciation (depreciation) on:
     Investments ...............................................................            666,250
     Futures contracts .........................................................             (1,966)
Shares of beneficial interest ..................................................                124
Additional paid-in capital .....................................................          2,160,260
                                                                                    ----------------

Net Assets .....................................................................    $     2,939,653
                                                                                    ================

Net Asset Value, offering and redemption price per share:
     ($2,939,653,279 divided by 123,638,269 shares of $.001 par value
          shares of beneficial interest outstanding) ...........................    $         23.78
                                                                                    ================

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 11

SSgA
S&P 500 Index Fund

Statement of Operations
Amounts in thousands       For the Six Months Ended February 29,2000 (unaudited)

Investment Income
     Dividends .....................................................................     $    18,112
     Interest ......................................................................             248
                                                                                         -----------

          Total investment income ..................................................          18,360

Expenses
     Advisory fees .................................................   $     1,430
     Administrative fees ...........................................           457
     Custodian fees ................................................           251
     Distribution fees .............................................           451
     Transfer agent fees ...........................................           134
     Professional fees .............................................            25
     Registration fees .............................................            97
     Shareholder servicing fees ....................................           741
     Trustees' fees ................................................            22
     Miscellaneous .................................................            37
                                                                       -----------

     Expenses before reductions ....................................         3,645
     Expense reductions ............................................        (1,072)
                                                                       -----------

          Expenses, net ............................................................           2,573
                                                                                         -----------
Net investment income ..............................................................          15,787
                                                                                         -----------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
     Investments ...................................................       108,355
     Futures contracts .............................................         1,830           110,185
                                                                       -----------

Net change in unrealized appreciation (depreciation) on:
     Investments ...................................................       (12,134)
     Futures contracts .............................................        (1,216)          (13,350)
                                                                       -----------       -----------

Net realized and unrealized gain (loss) ............................................          96,835
                                                                                         -----------

Net increase (decrease) in net assets from operations ..............................     $   112,622
                                                                                         ===========

See the accompanying notes which are an integral part of the financial statements.


12 Semiannual Report

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets
Amounts in thousands


                                                                           For the Six         For the
                                                                           Months Ended       Fiscal Year
                                                                        February 29, 2000       Ended
                                                                           (Unaudited)      August 31, 1999
                                                                        -----------------   ---------------
Increase (Decrease) in Net Assets

Operations
     Net investment income .............................................   $    15,787        $    30,644
     Net realized gain (loss) ..........................................       110,185            165,310
     Net change in unrealized appreciation (depreciation) ..............       (13,350)           480,768
                                                                           -----------        -----------

          Net increase (decrease) in net assets from operations ........       112,622            676,722
                                                                           -----------        -----------

Distributions
     From net investment income ........................................       (16,550)           (28,913)
     From net realized gain ............................................       (83,817)          (211,531)
                                                                           -----------        -----------

          Net decrease in net assets from distributions ................      (100,367)          (240,444)
                                                                           -----------        -----------

Share Transactions
     Net increase (decrease) in net assets from share transactions .....       253,435            621,772
                                                                           -----------        -----------

Total net increase (decrease) in net assets ............................       265,690          1,058,050

Net Assets
     Beginning of period ...............................................     2,673,963          1,615,913
                                                                           -----------        -----------
     End of period (including undistributed net investment income of
          $7,881 and $8,644, respectively) .............................   $ 2,939,653        $ 2,673,963
                                                                           ===========        ===========

See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report 13

SSgA
S&P 500 Index Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information drived from the financial statements

                                                                               Fiscal Years Ended August 31,
                                                              ------------------------------------------------------------------
                                                     2000*        1999          1998          1997         1996         1995
                                                ------------- ------------- ------------- ------------ ------------ ------------
Net Asset Value, Beginning of Period ........   $       23.74 $       19.42 $       18.96 $      14.41 $      12.81 $      10.89
                                                ------------- ------------- ------------- ------------ ------------ ------------

Income From Operations
     Net investment income (a) ..............             .13           .29           .31          .32          .32          .29
     Net realized and unrealized gain (loss)              .77          6.74          1.18         5.22         1.98         1.95
                                                ------------- ------------- ------------- ------------ ------------ ------------

          Total income from operations ......             .90          7.03          1.49         5.54         2.30         2.24
                                                ------------- ------------- ------------- ------------ ------------ ------------

Distributions
     From net investment income .............            (.14)         (.29)         (.32)        (.32)        (.31)        (.29)
     From net realized gain .................            (.72)        (2.42)         (.71)        (.67)        (.39)        (.03)
                                                ------------- ------------- ------------- ------------ ------------ ------------

          Total distributions ...............            (.86)        (2.71)        (1.03)        (.99)        (.70)        (.32)
                                                ------------- ------------- ------------- ------------ ------------ ------------

Net Asset Value, End of Period ..............   $       23.78 $       23.74 $       19.42 $      18.96 $      14.41 $      12.81
                                                ============= ============= ============= ============ ============ ============

Total Return (%)(b) .........................            4.11         39.52          7.91        40.30        18.46        21.11

Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)       2,939,653     2,673,963     1,615,913    1,299,571      704,683      545,200

     Ratios to average net assets (%)(c):
          Operating expenses, net (d) .......             .18           .18           .17          .16          .18          .19
          Operating expenses, gross (d) .....             .25           .28           .27          .26          .28          .29
          Net investment income .............            1.10          1.29          1.50         2.00         2.32         2.76

     Portfolio turnover rate (%) ............            7.28         13.80         26.17         7.54        28.72        38.56

*    For the six months ended February 29, 2000 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.

14 Semiannual Report

SSgA
S&P 500 Index Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.   Organization

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   Significant Accounting Policies

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                            Semiannual Report 15

SSgA
S&P 500 Index Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:


                                                              Net
                                                           Unrealized
         Federal Tax       Unrealized      Unrealized     Appreciation
            Cost          Appreciation   (Depreciation)  (Depreciation)
       ---------------   --------------  --------------  ---------------
       $ 2,276,870,451   $ 729,208,320   $ (66,131,527)   $ 663,076,793


     Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     Expenses: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

     The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the Fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.


16 Semiannual Report

SSgA
S&P 500 Index Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     Futures: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   Securities Transactions

     Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $368,385,497, and $205,701,380, respectively.

     Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $85,336,555 and $87,590,121, respectively. The Fund recorded securities lending income of $95,062 during the period.

4.   Related Parties

     Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the period September 1, 1998 to December 31, 1998, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. Beginning January 1, 1999, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .18% of its average daily net assets on an annual basis. The Investment Company also has contracts with


                                                            Semiannual Report 17

SSgA
S&P 500 Index Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $11,763 under these arrangements.

     Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion
     - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050% and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $355,801, and $72,051, $371, and $93,556, by the Adviser, RIS, Commercial Banking and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in


18 Semiannual Report

SSgA
S&P 500 Index Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

     Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with State Street Brokerage Services, Inc. ("SSBSI"), an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $73,028 for the six months ended February 29, 2000.

     Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

     Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:


        Advisory fees                       $    230,331
        Administration fees                       81,249
        Custodian fees                            42,670
        Distribution fees                          9,258
        Shareholder servicing fees               362,956
        Transfer agent fees                       19,080
        Trustees' fees                             1,278
                                            ------------
                                            $    746,822
                                            ============

     Beneficial Interest: As of February 29, 2000, one shareholder was a record owner of approximately 10% of the total outstanding shares of the Fund.

5.   Fund Share Transactions (amounts in thousands)

                                                                        For the Periods Ended
                                                    --------------------------------------------------------
                                                          February 29, 2000            August 31, 1999
                                                    --------------------------    --------------------------
                                                       Shares        Dollars         Shares       Dollars
                                                    -----------   ------------    -----------    -----------
      Proceeds from shares sold                          31,247    $   754,238         66,940    $ 1,498,677
                                                    -----------   ------------    -----------    -----------
      Proceeds from reinvestment of
         distributions                                    4,383         96,477         11,888        232,051
      Payments for shares redeemed                      (24,621)      (597,280)       (49,413)    (1,108,956)
                                                    -----------   ------------    -----------    -----------
      Total net increase (decrease)                      11,009    $   253,435         29,415    $   621,772
                                                    ===========   ============    ===========    ===========


                                                            Semiannual Report 19

SSgA
S&P 500 Index Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

6.   Line of Credit

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its net assets under the agreement. The Fund did not have any drawdowns during the period.

7.   Interfund Lending Program

     The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

8.   Dividends

     On March 1, 2000, the Board of Trustees declared a dividend of $.0632 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.


20 Semiannual Report

SSgA
S&P 500 Index Fund

Matter Submitted to a Vote of Shareholders
                                                   February 29, 2000 (Unaudited)

FOLLOWING MATTER WAS BROUGHT TO THE SHAREHOLDERS AS A PROXY VOTE.

The approval of items necessary to convert the SSgA S&P 500 Index Fund into a Master/Feeder structure will be put to a proxy vote in a shareholders meeting on April 11, 2000.


                                                            Semiannual Report 21

SSgA S&P 500 Index Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

Officers
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Assistant Secretary, Assistant
          Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Secretary
     Carla L. Anderson, Assistant Secretary

Investment Adviser
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

Distributor
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

Administrator
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

Legal Counsel
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

Independent Accountants
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110


22 Semiannual Report

                                [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                            Active International Fund

                                February 29, 2000

                                  SSgA(R) Funds
                            Active International Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                           Page

Financial Statements......................................................    3

Financial Highlights......................................................   16

Notes to Financial Statements.............................................   17

Fund Management and Service Providers.....................................   24

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Active International Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
Common Stocks - 91.2%
Australia - 0.8%
AMP, Ltd.                                                     3,572           33
Brambles Industries, Ltd.                                     1,126           28
BRL Hardy, Ltd.                                               2,200           10
Broken Hill Proprietary Co.                                   8,007           79
Colonial, Ltd.                                                8,058           31
CSL, Ltd.                                                     1,037           14
CSR, Ltd.                                                     8,146           18
ecorp, Ltd. NPV (a)                                           2,297           10
Foster's Brewing Group, Ltd.                                 13,482           35
Futuris Corp., Ltd.                                          22,026           23
Harvey Norman Holdings, Ltd. NPV                              5,200            9
Lang Corp., Ltd. NPV (a)                                      4,038           20
Lend Lease Corp.                                              2,300           30
National Australia Bank, Ltd.                                 6,664           88
News Corp., Ltd.                                             15,592          228
Publishing Broadcasting, Ltd.                                 1,100           10
QBE Insurance Group                                           4,350           20
Rio Tinto Ltd. NPV                                            1,275           18
Sonic Healthcare, Ltd. NPV                                    2,200            9
Telstra Corp., Ltd. (a)                                       7,600           22
Telstra Corp., Ltd. NPV                                      24,888          117
Westpac Banking Corp.                                         8,698           56
WMC, Ltd.                                                     9,188           35
                                                                         -------
                                                                             943
                                                                         -------

Austria - 0.2%
Austria Tabak AG                                              3,360          134
Brau-Union
   Goess-Reininghaus-Osterreichische
   Brau AG                                                    1,700           71
                                                                         -------
                                                                             205
                                                                         -------

Belgium - 0.5%
Dexia NPV                                                       345           47
Fortis B NPV                                                 11,700          293
Solvay SA NPV                                                   430           30
UCB SA NPV                                                    4,480          154
                                                                         -------
                                                                             524
                                                                         -------

Bermuda - 0.1%
FLAG Telecom Holdings, Ltd. (a)                               4,900          133
                                                                         -------

Denmark - 0.1%
Unidanmark Class A (Regd)                                     2,110          120
                                                                         -------

Finland - 4.0%
Kemira Ojy                                                   14,000           88
Nokia Oyj                                                    20,178        4,028
Pohjola Group Insurance Corp.
   Series B                                                   2,800          158
Sonera Group Oyj                                              1,240           96
UPM-Kymmene Oyj                                               6,400          177
                                                                         -------
                                                                           4,547
                                                                         -------

France - 8.9%
Alcatel Alsthom                                                 880          206
Atos SA (a)                                                     600          101
AXA - UAP                                                     2,620          330
Banque Nationale Paris                                        8,878          702
Banque Nationale Paris 2002
   Warrants (a)                                               1,742           12
Cap Gemini Sogeti                                               671          185
Carrefour SA (a)                                                781          119
Chargeurs International SA                                    2,900          161
Cie de St. Gobain                                             1,080          150
Credit Lyonnais NPV (a)                                       7,200          244
Elf Gabon SA                                                    300           27
France Telecom SA                                            10,002        1,616
Galeries Lafayette (a)                                        2,500          434
Groupe Air France (a)                                        11,350          176
Hachette Filipacchi Medias SA (a)                             2,500          205
L'Oreal (Societe)                                               495          329
Lafarge SA (BR)                                               2,190          164
Michelin (Cie Gen) Class B (Regd)                             3,450          108
Pechiney International Class A                                4,079          238
Peugeot SA                                                    2,450          506
Pinault-Printemps-Redoute SA                                    844          170
Renault (Regie Nationale)                                     7,355          294
Rhone-Poulenc SA Class A - ADR                                4,954          253
Sanofi-Synthelabo SA (a)                                      5,979          231
Societe Generale                                              2,850          592
Sommer Allibert                                               1,400           31

                                                             Semiannual Report 3

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
Suez Lyonnaise des Eaux SA,
   Belgium registered                                         1,100          184
Suez Lyonnaise des Eaux SA                                    1,218          201
Thomson Multimedia (a)                                        3,500          462
Total Fina Elf SA Class B                                     9,839        1,304
Total Fina Elf SA Class B, Belgium
   registered                                                   810          107
Usinor Sacilor                                                8,862          129
Vivendi                                                       2,048          241
                                                                         -------
                                                                          10,212
                                                                         -------

Germany - 7.7%
Allianz AG (Regd)                                             2,019          699
AMB Aachener & Muenchener
   Beteiligungs AG                                            2,200          151
BASF AG                                                       8,600          397
Bayer AG                                                      3,500          148
DaimlerChrysler AG                                            7,593          513
DBV-Winterthur Holding AG NPV (a)                             2,700           94
Deutsche Bank AG (Regd) NPV (a)                               6,450          547
Deutsche Lufthansa AG                                         4,518          101
Deutsche Telekom AG NPV (a)                                  33,846        2,810
Dyckerhoff AG NPV (a)                                         5,000          144
Karstadt AG NPV (a)                                           5,000          157
MAN AG NPV                                                    3,000           97
PopNet Internet AG NPV (a)                                    3,408          212
SAP AG                                                          805          505
Schmalbach Lubeca AG                                            950          119
Siemens AG NPV                                                9,100        1,617
Thyssen Krupp AG NPV (a)                                     10,304          252
Veba AG                                                       5,550          251
                                                                         -------
                                                                           8,814
                                                                         -------

Greece - 0.4%
Aegek SA                                                      1,050           13
Aluminum Co. of Greece SA                                       960           37
Bank of Piraues                                                 540           12
Commercial Bank of Greece                                     1,235           82
Credit Bank (Regd)                                            1,000           72
Hellas Can Packaging SA                                         660           28
Hellenic Telecommunication
   Organization SA - GDR                                      1,040           31
Intracom SA                                                   1,056           47
Michaniki SA                                                  4,280           47
National Bank of Greece SA                                    1,100           75
Titan Cement Co. SA                                             800           38
                                                                         -------
                                                                             482
                                                                         -------

Hong Kong - 1.1%
Bank of East Asia, Ltd.                                      11,400           26
Cathay Pacific Airways                                       30,000           42
Cheung Kong Holdings, Ltd.                                   12,000          161
CLP Holdings, Ltd.                                           20,000           88
Esprit Holdings, Ltd.                                        15,407           15
Hang Seng Bank                                                9,000           81
Hong Kong & Shanghai Hotel (a)                                8,500            4
Hong Kong Electric Holding, Ltd.                             14,310           44
Hong Kong Telecommunications, Ltd.                           56,808          189
Hutchison Whampoa, Ltd.                                      20,000          314
Jardine Matheson Holdings, Ltd. -
   ADR (a)                                                    4,917           17
Johnson Electric Holdings, Ltd.                               4,500           29
Shangri-La Asia, Ltd.                                         8,000            6
Sino Land Co.                                                21,587           10
Sun Hung Kai Properties, Ltd.                                15,000          135
Swire Pacific, Ltd. Class A                                   6,500           31
Television Broadcast                                          2,000           16
Wing Lung Bank                                                4,200           16
Yue Yuen Industrial Holdings                                  7,000           14
                                                                         -------
                                                                           1,238
                                                                         -------

Ireland - 0.6%
Avonmore Waterford Group PLC                                 15,900           15
Bank of Ireland                                              42,001          246
CRH PLC                                                      10,841          188
Fyffes PLC                                                   30,800          101
Independent Newspapers PLC                                   14,268          150
                                                                         -------
                                                                             700
                                                                         -------

4 Semiannual Report

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
Israel - 1.4%
Africa - Israel Investments, Ltd.                               125          160
Agis Industries Ltd.                                          8,745           84
Bank Hapoalim, Ltd.                                          61,495          182
Bank Leumi Le-Israel                                         41,500           91
Bezeq Israeli Telecommunication
   Corp., Ltd.                                               30,950          188
ECI Telecom, Ltd.                                             4,340          143
Elco Holdings, Ltd.                                           9,030          100
IDB Holding Corp., Ltd.                                       2,530           93
Israel Chemicals, Ltd.                                       46,275           54
Koor Industries, Ltd.                                           620           61
RT-SET, Ltd. (a)                                             10,000          220
Scitex Corp., Ltd. (a)                                        3,560           55
Teva Pharmaceutical Industries,
   Ltd                                                        4,500          185
                                                                         -------
                                                                           1,616
                                                                         -------

Italy - 2.7%
Assicurazioni Generali SPA                                    6,688          182
Beni Stabili SPA (a)                                         12,020            6
Danieli & Co. di Risp                                        14,000           32
Enel SPA (a)                                                 75,860          299
Ente Nazionale Idrocarburi SPA
   (Regd)                                                   110,400          514
Telecom Italia Mobile SPA                                    30,000          409
Telecom Italia Mobile SPA di Risp                           150,800          783
Telecom Italia SPA                                          113,825          901
Toro Assicurazioni 2000 Warrants
   (a)                                                        1,600            5
                                                                         -------
                                                                           3,131
                                                                         -------

Japan - 26.1%
Acom Co., Ltd.                                                2,900          308
Asahi Bank, Ltd.                                             33,000          140
Autobacs Seven Co., Ltd.                                      4,900          118
Azel Corp.                                                   19,000           51
Bank of Tokyo - Mitsubishi, Ltd.                             52,000          636
Bank of Yokohama                                             33,000          118
Benesse Corp.                                                 3,400          681
Canon, Inc.                                                  16,000          665
Casio Computer Co., Ltd.                                     17,000          169
Chiba Bank, Ltd.                                             27,000          116
Chugoku Electric Power                                        7,300           90
Dai Ichi Pharmaceutical Co.                                   9,000          117
Dainippon Ink and Chemical, Inc.                             17,000           60
Daito Trust Construction                                     14,900          194
Daiwa Bank                                                   81,000          201
Daiwa Industries, Ltd.                                        6,000           16
Daiwa Securities Group, Inc.                                 32,000          508
Denki Kagaku Kogyo                                           43,000          117
Eiden Sakakiya Co., Ltd.                                     16,000          152
Fanuc Co.                                                     3,800          370
Fuji Bank, Ltd.                                              37,000          288
Fuji Heavy Industries, Ltd.                                  23,000          147
Fujitsu, Ltd.                                                19,000          631
Funai Electric Co., Ltd.                                      1,300          935
Futaba Industrial                                             2,000           17
Hikari Tsushin, Inc.                                            250          475
Hisamitsu Pharmaceutical Co.                                 10,000          129
Hitachi, Ltd.                                                41,000          559
Hokkaido Electric Power Co., Inc.                             4,600           55
Hokkaido Takushoku Bank, Ltd.
   (a)(c)                                                   130,000            0
Honda Motor Co., Ltd.                                        15,000          491
Inabata & Co.                                                12,000           56
Industrial Bank of Japan, Ltd.                               31,000          242
Internet Initiative Japan, Inc. -
   ADR (a)                                                    7,309          765
Ito-Yokado Co., Ltd.                                          3,000          175
Itochu Fuel Corp.                                            21,000           59
JGC Corp. (a)                                                61,000          147
Kamigumi Co., Ltd.                                           38,000          149
Kansai Electric Power Co., Inc.                               8,800          129
Kao Corp.                                                     6,000          159
Kawasho Corp.                                                15,000           15
Konami Co., Ltd.                                              2,700          475
Konica Corp.                                                 16,000           72
Kyocera Corp.                                                 4,100          695
Mabuchi Motor Co., Ltd.                                         900          111
Maeda Corp.                                                  27,000           76
Marubeni Corp.                                               59,000          240
Matsushita Electric Industrial
   Co., Ltd.                                                 22,000          641
Mazda Motor Corp.                                            20,000           58
Mitsubishi Corp.                                             52,000          384

                                                             Semiannual Report 5

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
Mitsubishi Rayon                                             59,000          125
Morita Corp.                                                 17,000           43
Murata Manufacturing Co., Ltd.                                3,000          571
Mycal Corp.                                                  17,000           62
NEC Corp.                                                    22,000          492
Nichia Steel Works                                              800            3
Nichido Fire & Marine                                        30,000          121
Nikko Securities Co., Ltd.                                   17,000          219
Nippon Express Co., Ltd.                                     24,000          160
Nippon Hodo Co., Ltd.                                        39,000          162
Nippon Kayaku Co., Ltd.                                      24,000          105
Nippon Shinpan Co.                                           64,000          146
Nippon Steel Corp.                                           53,000          112
Nippon Suisan                                                47,000           71
Nippon Telegraph & Telephone Corp.                              167        2,310
Nissho Corp.                                                 15,000          119
Nittoc Construction Co.                                      19,000           31
Nomura Securities Co., Ltd.                                  32,000          903
NTT Mobile Communication Network,
   Inc. NPV                                                      11          443
Omron Corp.                                                   3,000           83
Ono Pharmaceutical                                            8,000          226
Orient Corp.                                                 35,000          129
Ricoh Co., Ltd.                                               9,000          161
Rohm Co.                                                      1,600          519
Sakura Bank, Ltd.                                            29,000          165
Sanshin Electronics                                          11,000           70
Santen Pharmaceutical Co., Ltd.                               9,000          155
Sanwa Bank                                                   10,000           92
Sanyo Shinpan Finance Co.                                     2,000           65
Secom Co.                                                     3,000          269
Seino Transportation                                         16,000           80
Sekisui House, Ltd.                                           9,000           67
Sharp Corp.                                                  14,000          293
Showa Denko                                                  97,000          124
Sintokogio                                                   22,000           45
Softbank Corp.                                                1,200        1,747
Sony Corp.                                                    4,600        1,361
Sumitomo Bank                                                27,000          319
Sumitomo Realty & Development                                96,000          291
Taiyo Yuden Co., Ltd.                                         7,000          373
Takara Standard Co., Ltd.                                    19,000           69
Takeda Chemical Industries                                    7,000          395
Takefuji Corp.                                                2,200          287
Takuma Co.                                                   16,000          110
TDK Corp.                                                     2,000          191
Toenec Corp.                                                  9,000           31
Tokio Marine & Fire Insurance Co.                            12,000          110
Tokyo Electric Power                                         15,300          334
Tokyo Electron, Ltd.                                          1,000          152
Toshiba Corp.                                                39,000          318
Toyo Seikan Kaisha, Ltd.                                      5,000           65
Toyo Trust & Banking Co., Ltd.
   (The)                                                     14,000           40
Toyota Motor Corp.                                           39,000        1,558
Uniden Corp.                                                 20,000          174
Yamaha Motor Co.                                             23,000          163
                                                                         -------
                                                                          30,031
                                                                         -------

Luxembourg - 1.1%
Atlantic Richfield Co. 2000
   Warrants (a)                                              16,508        1,165
Carrier 1 International SA (a)                                  800          125
                                                                         -------
                                                                           1,290
                                                                         -------

Netherlands - 5.1%
ABN Amro Holding NV                                          39,374          816
Aegon NV                                                      4,405          304
DSM NV (a)                                                    7,292          240
Fortis (NL) NV                                                   60            2
Getronics NV                                                  2,136          179
Heineken NV                                                   1,286           65
Hollandsche Beton Groep NV                                    9,880          137
ING Groep NV                                                 17,205          871
Koninklijke (Royal) Philips
   Electronics NV (a)                                         3,963          735
Koninklijke Ahold NV                                          4,828          112
Koninklijke Boskalis Westminster
   NV                                                        11,231          251
Koninklijke KPN NV                                            1,858          237
Koninklijke Luchtvaart
   Maatschappij NV (a)                                        7,614          142
Koninklijke Vopak NV (a)                                      6,651          157
Royal Dutch Petroleum Co.                                     5,934          311
STMicroelectronics (a)                                        5,400        1,073

6 Semiannual Report

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
TNT Post Group NV                                                29            1
Unilever NV                                                   4,553          206
                                                                         -------
                                                                           5,839
                                                                         -------

New Zealand - 0.4%
Telecom Corp. of New Zealand, Ltd.
   NPV                                                      118,300          489
                                                                         -------

Norway - 0.3%
Elkem ASA Series A                                           13,500          234
SAS Norske ASA Series B                                       8,356           74
Storebrand ASA Series A (a)                                   7,600           46
                                                                         -------
                                                                             354
                                                                         -------

Portugal - 0.2%
PT MULTIMEDIA - Servicos de
   Telecomunicacoes e Multimedia
   SGPS SA (a)                                                1,700          217
                                                                         -------

Singapore - 1.8%
City Developments                                            10,000           41
Cycle & Carriage, Ltd.                                       21,000           46
DBS Group Holdings, Ltd. (a)                                 28,350          350
DBS Land                                                     41,000           54
Elec & Eltek International Co.,
   Ltd. (a)                                                   5,000           13
Hai Sun Hup Group                                            39,000           16
Haw Par Brothers International,
   Ltd                                                       24,000           41
Keppel Bank                                                  14,000           29
Keppel Bank 2000 Warrants (a)                                 7,250            1
Keppel Corp.                                                 27,000           60
Marco Polo Developments, Ltd.                                25,000           27
Natsteel Electronics, Ltd.                                   13,000           78
Natsteel, Ltd.                                               34,000           67
Oversea-Chinese Banking Corp.,
   Ltd                                                       25,905          164
Overseas Union Bank                                          15,074           67
Singapore Airlines, Ltd. (Alien
   Market)                                                   37,000          343
Singapore Land                                               12,000           22
Singapore Press Holdings, Ltd.                                7,090          136
Singapore Technologies
   Engineering, Ltd.                                         35,000           43
Singapore Telecommunications, Ltd.                          149,000          242
United Industrial Corp., Ltd.                                64,000           28
United Overseas Bank, Ltd.                                   25,344          160
United Overseas Land                                         71,000           51
Want Want Holdings, Ltd. (a)                                 38,000           41
                                                                         -------
                                                                           2,120
                                                                         -------

South Africa - 0.4%
Amalgamated Banks of South Africa                             7,300           28
Anglo American Platinum Corp.,
   Ltd                                                          900           26
AngloGold, Ltd.                                                 300           16
De Beers Centenary Linked Units                               2,100           46
Driefontein Consolidated                                      5,200           24
FirstRand, Ltd.                                              20,300           25
Impala Platinum Holdings, Ltd.                                  700           25
Imperial Holdings, Ltd. (a)                                   2,500           24
Metropolitan Life, Ltd.                                      18,300           25
Murray & Roberts Holdings, Ltd.                              36,000           24
Nedcor, Ltd.                                                  1,400           30
Rembrandt Group, Ltd.                                         2,900           25
Reunert, Ltd.                                                25,600           37
Sanlam, Ltd.                                                 27,200           34
Sappi, Ltd.                                                   2,500           21
Sasol NPV                                                     4,600           29
Standard Bank Investment
   Corporation, Ltd.                                          6,100           24
Tongaat-Hulett Group, Ltd.                                    3,600           21
                                                                         -------
                                                                             484
                                                                         -------

South Korea - 0.7%
Daewoo Corp.                                                  6,420            2
Daewoo Electronics Co. (a)                                    4,410            2
Daewoo Heavy Industries                                       5,620            3
Daewoo Securities                                             1,515           16
Dongwon Securities                                            1,180           24
Hana Bank                                                     1,950           14
Hanjin Shipping Co. (a)                                         990            4
Hanvit Bank - GDR (a)                                         1,800            6

                                                             Semiannual Report 7

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
Housing & Commercial Bank, Korea                                627           11
Kookmin Bank                                                  2,220           25
Koram Bank                                                    2,190           12
Korea Electric Power Corp.                                    1,900           48
Korea Telecom Corp. - ADR                                       300           13
Korean Air                                                    1,113            8
L.G. Information & Communication                                300           33
LG Chemical, Ltd.                                               810           21
LG Electronics                                                1,440           30
LG Insurance Co., Ltd. (a)                                    5,100           19
Oriental Chemical Industries Co.,
   Ltd                                                        1,460           14
Pohang Iron & Steel Co., Ltd.                                   590           58
Samsung Display Devices Co.                                     560           16
Samsung Electro-Mechanics Co.                                   468           28
Samsung Electronics                                           1,440          326
Samsung Fire & Marine Insurance (a)                             722           21
Samsung Heavy Industries (a)                                  5,460           20
Samsung Securities Co., Ltd.                                    990           31
Ssangyong Oil Refining Co.                                    1,180           21
                                                                         -------
                                                                             826
                                                                         -------

Spain - 3.3%
Banco Santander Central Hispano SA                            8,100           85
Endesa SA                                                    25,309          536
Hidroelectrica del Cantabrico SA                              3,150           50
Iberdrola SA                                                  7,405           93
Repsol SA                                                    27,288          517
Sogecable SA (a)                                              6,400          413
Telefonica SA (a)                                            55,363        1,594
Terra Networks SA (a)                                         2,150          280
Union Electrica Fenosa SA                                    10,492          218
                                                                         -------
                                                                           3,786
                                                                         -------

Sweden - 1.8%
Electrolux AB Series B                                       15,688          296
Svenska Handelsbanken AB Series A
   (a)                                                       15,674          184
Telefonaktiebolaget LM Ericsson
   Series B                                                  16,897        1,619
                                                                         -------
                                                                           2,099
                                                                         -------

Switzerland - 4.7%
ABB, Ltd. (a)                                                 3,230          344
Baloise Holding, Ltd.                                           210          164
Bobst AG (BR)                                                    50           65
Credit Suisse Group (Regd)                                    2,639          420
Forbo Holding AG (Regd)                                         130           54
Helvetia Patria Holding Co. (Regd)                              215          148
Jelmoli Holding AG (Regd)                                       710          183
Nestle SA (Regd)                                                336          567
Novartis AG (Regd)                                              656          836
Roche Holdings Genusscheine AG NPV                              109        1,176
Schweiz Ruckversicher (Regd)                                    194          312
SGS Holding (BR)(a)                                             204          378
UBS AG (Regd)                                                 1,026          250
Vontobel Holding AG                                              83          149
Zurich Allied AG                                                703          298
                                                                         -------
                                                                           5,344
                                                                         -------

Thailand - 0.0%
Finance One Public Co., Ltd.
   (Alien Market)(a)(c)                                      31,600            0
                                                                         -------

United Kingdom - 16.8%
Abbey National PLC                                           13,200          141
Allied Zurich AG                                             35,169          296
Anglian Water PLC                                            14,368          101
Bank of Scotland Governor & Co.
   PLC                                                       10,483           90
Barclays Bank PLC                                            34,314          820

8 Semiannual Report

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
                                                             ------       ------
BG Group PLC (a)                                             53,688          236
BP Amoco PLC                                                 12,793           98
Britannic PLC                                                 6,200           72
British Aerospace PLC                                         8,695           43
British Energy PLC                                           24,008           92
British Telecom PLC                                          61,217        1,068
Cable & Wireless PLC                                         17,763          368
Caradon PLC                                                  58,379          122
CMG PLC                                                       1,400          136
Daily Mail and General Trust Class
   A (a)                                                      7,336          133
Diageo PLC                                                   25,423          195
Dicom Group PLC - German
   Certificate (a)                                           20,800          295
Enterprise Oil PLC                                           20,636          104
FKI Babcock PLC                                              64,829          278
Glaxo Wellcome PLC                                           32,631          783
Granada Group PLC                                            28,518          287
Halifax PLC                                                  29,358          263
Hanson PLC                                                   13,587           87
HSBC Holdings PLC, Hong Kong
   Registered                                                12,800          147
HSBC Holdings PLC                                            70,844          830
Hyder PLC                                                    33,397          106
Imperial Chemical Industries PLC                             45,033          347
Imperial Tobacco Group PLC                                   11,068           73
Interactive Investor International
   PLC (a)                                                   17,624           90
Invensys PLC                                                 37,014          170
Invesco PLC                                                  15,800          180
Jazztel PLC - ADR (a)                                         1,500          176
LASMO PLC                                                    88,509          132
Lloyds TSB Group PLC                                         31,661          284
Logica PLC                                                    4,000          172
Marconi PLC                                                   8,779          109
National Westminster Bank PLC                                26,651          505
National Westminster Bank PLC (a)                             7,500          142
Northern Foods PLC                                           65,746           96
Norwich Union PLC                                            21,800          135
Pearson PLC                                                   4,701          158
Premier Farnell PLC                                          23,400          163
Reuters Group PLC                                            17,698          389
Severn Trent PLC                                             25,783          215
Shell Transport & Trading Co. PLC
   (Regd)                                                    62,929          434
Signet Group PLC                                            463,552          370
Slough Estates PLC                                           30,900          136
SmithKline Beecham PLC                                       68,184          766
Tarmac PLC (a)                                                  356            3
Taylor Woodrow PLC                                          133,595          286
Tesco Store Holdings PLC                                     85,698          234
Thames Water PLC                                             25,377          274
Tomkins PLC                                                  43,440          121
Unilever PLC                                                 25,628          155
United Utilities PLC                                         10,909          113
Vodafone AirTouch PLC                                       864,757        4,839
Yorkshire Water PLC                                          36,258          150
Zeneca Group PLC                                             22,479          734
                                                                         -------
                                                                          19,342
                                                                         -------

Total Common Stocks
(cost $82,944)                                                           104,886
                                                                         -------

Preferred Stocks - 0.8%
Germany - 0.8%
Dyckerhoff AG NPV (a)                                         2,330           59
M.A.N. AG                                                     6,650          134
ProSieben Media AG NV                                         2,650          379
RWE AG                                                       11,700          317
Volkswagen AG                                                 3,700           85
                                                                         -------
                                                                             974
                                                                         -------

Italy - 0.0%
Compagnia Assicuratrice Unipol                                5,069            9
                                                                         -------

Total Preferred Stocks
(cost $885)                                                                  983
                                                                         -------

                                                             Semiannual Report 9

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                          Principal       Value
                                                           Amount         (000)
                                                           (000)            $
                                                          ---------     --------
Long-Term Investments - 0.3%
Germany - 0.0%
Deutsche Finance BV (conv.)
    1.000% due 05/02/01 (a)                                  DEM 60         53
                                                                        --------

Italy - 0.1%
Italy, Republic of (conv.)
    5.000% due 06/28/01 (a)                                $     35         59
                                                                        --------

Japan - 0.2%
MTI Capital (Cayman), Ltd. (conv.)
    0.500% due 10/01/07 (a)                              JPY 39,000        184
                                                                        --------

United Kingdom - 0.0%
British Aerospace PLC
    7.450% due 11/29/03 (a)                                 GBP   3            4
                                                                        --------

Total Long-Term Investments
(cost $278)                                                                  300
                                                                        --------

Short-Term Investments - 3.9%
United States - 3.9%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                                   $  3,938        3,938
Federated Investors Prime Cash
   Obligations Fund (b)                                         514          514
                                                                        --------

Total Short-Term Investments
(cost $4,452)                                                              4,452
                                                                        --------

Total Investments - 96.2%
(identified cost $88,559)                                                110,621

Other Assets and Liabilities,
Net - 3.8%                                                                 4,399
                                                                        --------

Net Assets - 100.0%                                                      115,020
                                                                        ========

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) These securities have been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
NPV - No Par Value
NV - Nonvoting

Foreign Currency Abbreviations:
AUD - Australian dollar
DEM - German mark
EUR - Eurodollar
GBP - British pound
JPY - Japanese yen
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar

See the accompanying notes which are an intergral part of the financial statements.

10 Semiannual Report

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                   Unrealized
                                                    Number        Appreciation
                                                      of         (Depreciation)
                                                   Contracts          (000)
                                                   ---------     --------------
Futures Contracts

Euro STOXX 50 Index Futures Contracts
   (Europe)
   expiration date 03/00                                44         $        195

FTSE-100 Index Futures Contracts (UK)
   expiration date 03/00                                13                  (50)

TOPIX Index Futures Contracts (Japan)
   expiration date 03/00                                 9                   57
                                                                   ------------

Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased
   (ss.)                                                           $        202
                                                                   ============

(ss.) At February 29, 2000, $602 cash was held as collateral in connection with open futures contracts held by the Fund.

Forward Foreign Currency Exchange Contracts


                                                   Unrealized
 Contracts to        In Exchange                  Appreciation
   Deliver               For        Settlement   (Depreciation)
    (000)               (000)          Date          (000)
--------------     --------------   ----------   --------------
USD      1,865     AUD      2,926   04/06/00     $         (64)
USD      5,138     EUR      4,999   04/06/00              (305)
USD      7,727     GBP      4,735   04/06/00              (253)
USD      1,914     JPY    203,266   04/06/00               (53)
USD      1,473     SEK     12,180   04/06/00               (78)
AUD        622     USD        396   04/06/00                13
EUR      3,915     USD      4,046   04/06/00               261
GBP      8,116     USD     13,031   04/06/00               220
JPY  1,352,099     USD     12,977   04/06/00               598
SGD      2,139     USD      1,292   04/06/00                47
                                                 -------------
                                                 $         386
                                                 =============

See the accompanying notes which are an intergral part of the financial statements.

                                                            Semiannual Report 11

SSgA
Active International Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                             % of        Value
                                                              Net        (000)
Industry Diversification                                    Assets         $
-------------------------------------------------------   --------     --------

Basic Industries                                               4.4        5,094
Capital Goods                                                  5.9        6,861
Consumer Basics                                                7.9        9,051
Consumer Durables                                              5.7        6,554
Consumer Non-Durables                                          2.8        3,178
Consumer Services                                              0.7          781
Energy                                                         4.7        5,374
Finance                                                       17.2       19,790
General Business                                               5.7        6,579
Miscellaneous                                                  2.4        2,794
Shelter                                                        0.9        1,006
Technology                                                    13.8       15,860
Transportation                                                 0.5          604
Utilities                                                     19.4       22,343
Long-Term Investments                                          0.3          300
Short-Term Investments                                         3.9        4,452
                                                          --------     --------
Total Investments                                             96.2      110,621
Other Assets and Liabilities, Net                              3.8        4,399
                                                          --------     --------

Net Assets                                                   100.0%     115,020
                                                          ========     ========

Geographic Diversification
-------------------------------------------------------

Africa                                                         0.4          484
Europe                                                        42.3       48,646
Japan                                                         26.1       30,031
Middle East                                                    1.4        1,616
Pacific Basin                                                  4.9        5,617
United Kingdom                                                16.8       19,342
Other                                                          0.1          133
Long-Term Investments                                          0.3          300
Short-Term Investments                                         3.9        4,452
                                                          --------     --------

Total Investments                                             96.2      110,621
Other Assets and Liabilities, Net                              3.8        4,399
                                                          --------     --------

Net Assets                                                   100.0%     115,020
                                                          ========     ========

See the accompanying notes which are an intergral part of the financial statements.

12 Semiannual Report

SSgA
Active International Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $88,559) .............................   $  110,621
Cash ........................................................................          536
Foreign currency holdings (identified cost $2,439) ..........................        2,412
Unrealized appreciation on forward foreign currency exchange contracts ......        1,139
Unrealized appreciation on foreign currency exchange spot contracts .........            4
Receivables:
   Dividends and interest ...................................................          114
   Investments sold .........................................................          600
   Fund shares sold .........................................................        2,173
   Foreign taxes recoverable ................................................           73
   Daily variation margin on futures contracts ..............................           65
Deferred organization expenses ..............................................            2
Short-term investments held as collateral for securities loaned, at market...       12,497
                                                                                ----------
      Total assets ..........................................................      130,236

Liabilities
Payables:
   Investments purchased ..............................................  $ 1,714
   Fund shares redeemed ...............................................       63
   Accrued fees to affiliates .........................................      168
   Other accrued expenses .............................................       21
Unrealized depreciation on forward foreign currency exchange contracts.      753
Payable upon return of securities loaned, at market ...................   12,497
                                                                         -------

      Total liabilities .....................................................      15,216
                                                                                ---------

Net Assets ..................................................................   $ 115,020
                                                                                =========

Net Assets Consist of:
Accumulated net realized gain (loss) ........................................   $   4,219
Accumulated distributions in excess of net investment income ................        (630)
Unrealized appreciation (depreciation) on:
   Investments ..............................................................      22,062
   Futures contracts ........................................................         202
   Foreign currency-related transactions ....................................         324
Shares of beneficial interest ...............................................          10
Additional paid-in capital ..................................................      88,833
                                                                                ---------

Net Assets ..................................................................   $ 115,020
                                                                                =========

Net Asset Value, offering and redemption price per share:
   ($115,019,942 divided by 9,895,070 shares of $.001 par value
      shares of beneficial interest outstanding) ............................   $   11.62
                                                                                =========

See the accompanying notes which are an intergral part of the financial statements.

                                                            Semiannual Report 13

SSgA
Active International Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends ................................................................    $    501
   Interest .................................................................          14
   Less foreign taxes withheld...............................................         (53)
                                                                                 --------

      Total investment income................................................         462

Expenses
   Advisory fees ......................................................  $   412
   Administrative fees ................................................       38
   Custodian fees .....................................................      136
   Distribution fees ..................................................       16
   Transfer agent fees ................................................       20
   Professional fees ..................................................       13
   Registration fees ..................................................       16
   Shareholder servicing fees .........................................       20
   Trustees' fees .....................................................        3
   Amortization of deferred organization expenses......................        3
   Miscellaneous ......................................................        6
                                                                         -------
   Expenses before reductions .........................................      683
   Expense reductions .................................................     (129)
                                                                         -------

      Expenses, net ............................................................      554
                                                                                 --------

Net investment income (loss) ...................................................      (92)
                                                                                 --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ........................................................    7,951
   Foreign currency-related transactions ..............................     (658)   7,293
Net change in unrealized appreciation (depreciation) on:                  ------
   Investments ........................................................    6,361
   Futures contracts ..................................................      202
   Foreign currency-related transactions ..............................      752    7,315
                                                                          ------ --------
Net realized and unrealized gain (loss) ...............................            14,608
                                                                                 --------
Net increase (decrease) in net assets from operations .................           $14,516
                                                                                 ========

See the accompanying notes which are an intergral part of the financial statements.

14 Semiannual Report

SSgA
Active International Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                       For the Six          For the
                                                                      Months Ended        Fiscal Year
                                                                    February 29, 2000        Ended
                                                                      (Unaudited)       August 31, 1999
                                                                    -----------------   ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss) ..................................  $             (92)  $         1,221
   Net realized gain (loss) ......................................              7,293             1,365
   Net change in unrealized appreciation (depreciation) ..........              7,315            20,360
                                                                    -----------------   ---------------

      Net increase (decrease) in net assets from operations ......             14,516            22,946

Distributions
   From net investment income ....................................             (1,269)           (3,396)
   From net realized gain ........................................                 --            (5,999)
                                                                    -----------------   ---------------

      Net decrease in net assets from distributions ..............             (1,269)           (9,395)
                                                                    -----------------   ---------------

Share Transactions
   Net increase (decrease) in net assets from share transactions .              1,857             9,800
                                                                    -----------------   ---------------

Total net increase (decrease) in net assets ......................             15,104            23,351

Net Assets
   Beginning of period ...........................................             99,916            76,565
                                                                    -----------------   ---------------
   End of period (including accumulated distributions in excess of net investment income of $630 and undistributed net investment
      income of $731, respectively) ..............................  $         115,020   $        99,916
                                                                    =================   ===============

See the accompanying notes which are an intergral part of the financial statements.

                                                            Semiannual Report 15

SSgA
Active International Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              Fiscal Years Ended August 31,
                                                             -----------------------------------------------------------------------
                                                  2000*         1999           1998           1997           1996          1995**
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net Asset Value, Beginning of Period ......   $     10.37    $      9.24    $     10.85    $     10.96    $     10.89    $     10.00
                                              -----------    -----------    -----------    -----------    -----------    -----------
Income From Operations
   Net investment income (loss)(a) ........          (.01)           .12            .16            .10            .36            .03
   Net realized and unrealized gain (loss)           1.39           2.09          (1.13)           .03            .28            .86
                                              -----------    -----------    -----------    -----------    -----------    -----------

      Total income from operations ........          1.38           2.21           (.97)           .13            .64            .89
                                              -----------    -----------    -----------    -----------    -----------    -----------

Distributions
   From net investment income .............          (.13)          (.39)          (.15)          (.18)          (.57)            --
   From net realized gain .................            --           (.69)          (.49)          (.06)            --             --
                                              -----------    -----------    -----------    -----------    -----------    -----------

      Total distributions .................          (.13)         (1.08)          (.64)          (.24)          (.57)            --
                                              -----------    -----------    -----------    -----------    -----------    -----------

Net Asset Value, End of Period ............   $     11.62    $     10.37    $      9.24    $     10.85    $     10.96    $     10.89
                                              ===========    ===========    ===========    ===========    ===========    ===========

Total Return (%)(b) .......................         13.41          26.88          (9.50)          1.17           6.22           8.90

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)       115,020         99,916         76,565         83,930         54,595         25,186

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .........          1.00           1.00           1.00           1.00           1.00           1.79
      Operating expenses, gross (d) .......          1.24           1.37           1.29           1.40           1.47           2.56
      Net investment income (loss)(e) .....          (.08)          1.30           1.23           1.12           1.16           1.11

   Portfolio turnover rate (%)(f) .........         30.13          62.02          74.79          48.29          22.02           7.17

*     For the six months ended February 29, 2000 (Unaudited).
**    For the period March 7, 1995 (commencement of operations) to August 31,
      1995.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c) The ratios for the periods ended February 29, 2000 and August 31, 1995 are annualized.
(d)   See Note 4 for current period amounts.
(e) The ratio for the period ended February 29, 2000 is not annualized, as dividend income is not earned ratably throughout the fiscal year.
(f)   The ratio for the period ended August 31, 1995 is annualized.

16 Semiannual Report

SSgA
Active International Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had a net tax basis capital loss carryover of $3,074,685, which may be applied against any realized net taxable gains in each

                                                            Semiannual Report 17

SSgA
Active International Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      succeeding year or until its expiration date of August 31, 2007. As permitted by tax regulations, the Fund intends to defer a net realized currency loss of $358,398 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in fiscal year 2000.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                 Net Unrealized
                Federal Tax      Unrealized       Unrealized      Appreciation
                   Cost         Appreciation    (Depreciation)   (Depreciation)
              --------------   --------------   --------------   --------------
              $   89,185,917   $   28,163,140   $   (6,727,884)  $   21,435,256

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, forward contracts, passive foreign investment companies and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Deferred organization expenses: The Fund has incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

      Foreign currency translations: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

      Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in

18 Semiannual Report

SSgA
Active International Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

      It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

      Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

      The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

      Foreign currency exchange contracts: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open foreign contracts at February 29, 2000 are presented in the accompanying Statement of Net Assets.

      Futures: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

                                                            Semiannual Report 19

SSgA
Active International Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Equity swaps: The Fund may enter into equity swap agreements in order to efficiently participate in certain foreign markets. Pursuant to this agreement, the Fund pays the swap counterparty based on the notional amount and an agreed upon rate (i.e. 12-month USD LIBOR BBA rate). During the term of the agreement, changes in the underlying value of the swap is recorded as unrealized gain (loss) and is based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparty or accrued interest income to be paid to the Fund, at the agreed upon date, is recognized as unrealized gain (loss). The amount paid to the swap counterparty representing capital depreciation on the underlying securities and accrued interest expense and interest income is recorded as net realized gain (loss). The Fund may be exposed to credit risk in the event of non-performance by the swap counterparty; however, the Fund does not anticipate non-performance by the counterparty. The Fund may segregate certain short-term investments as collateral for the notional amount and payment of liabilities under the equity swap agreement.

      Investment in international markets: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $32,226,544 and $40,269,090, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed

20 Semiannual Report

SSgA
Active International Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $11,880,879 and $12,497,478, respectively. The Fund recorded securities lending income of $26,512 during the period.

4. Related Parties Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $866 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

                                                            Semiannual Report 21

SSgA
Active International Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $10,189, $880, $68, $17 and $4,456, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

         Advisory fees                $   98,259
         Administration fees               5,874
         Custodian fees                   40,297
         Distribution fees                 3,531
         Shareholder servicing fees       11,915
         Transfer agent fees               7,053
         Trustees' fees                      669
                                      ----------
                                      $  167,598
                                      ==========


      Beneficial Interest: As of February 29, 2000, one shareholder (who is also a series of the Investment Company) was a record owner of approximately 13% of the total outstanding shares of the Fund.

22 Semiannual Report

SSgA
Active International Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.    Fund Share Transactions (amounts in thousands)

                                                           For the Periods Ended
                                               --------------------------------------------
                                                 February 29, 2000        August 31, 1999
                                               --------------------    --------------------
                                                Shares      Dollars     Shares      Dollars
                                               --------    --------    --------    --------
Proceeds from shares sold ..................      7,573    $ 83,626       8,857    $ 81,077
Proceeds from reinvestment of
   distributions ...........................         56         575         879       7,304
Payments for shares redeemed ...............     (7,373)    (82,344)     (8,387)    (78,581)
                                               --------    --------    --------    --------

Total net increase (decrease) ..............        256    $  1,857       1,349    $  9,800
                                               ========    ========    ========    ========

6. Line of Credit The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its net assets under the agreement. The Fund did not have any drawdowns during the period.

7. Interfund Lending Program The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous Expenses on the Statement of Operations include $4,834 of interest expense paid under the interfund lending program.

                                                            Semiannual Report 23

SSgA Active International Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

24 Semiannual Report

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                           Tax Free Money Market Fund

                               February 29, 2000

                                  SSgA(R) Funds
                           Tax Free Money Market Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements........................................................   3

Financial Highlights........................................................  15

Notes to Financial Statements...............................................  16

Fund Management and Service Providers.......................................  20

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Tax Free Money Market Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Municipal Bonds - 99.7%
Alabama - 1.6%
Montgomery, Alabama Baptist Medical Center
  Special Care Facilities Financing Authority
  Revenue, Series A, weekly demand (a)                    1,000        3.950     12/01/30        1,000
Montgomery, Alabama Baptist Medical Center
  Special Care Facilities Financing Authority
  Revenue, Series G, weekly demand (a)                      700        3.950     12/01/30          700
University of Alabama Revenue, Series A, weekly
  demand                                                  3,800        3.900     10/01/07        3,800
                                                                                              --------
                                                                                                 5,500
                                                                                              --------

Alaska - 1.0%
Alaska Industrial Development & Export Authority
  Revenue Lot 5, weekly demand                            2,100        4.400     07/01/03        2,100
Alaska Industrial Development & Export Authority
  Revenue Lot 6, weekly demand                            1,420        4.400     07/01/01        1,420
                                                                                              --------
                                                                                                 3,520
                                                                                              --------

Arizona - 1.5%
Arizona State Transportation Board Highway
  Revenue, Series A                                       3,750        6.000     07/01/00        3,776
Maricopa County, Arizona Pollution Control
  Revenue, Series F, daily demand                           200        3.800     05/01/29          200
Phoenix, Arizona Civic Improvement Corp. Water
  System Revenue                                          1,215        6.000     07/01/00        1,224
                                                                                              --------
                                                                                                 5,200
                                                                                              --------

Arkansas - 0.9%
Arkansas, State of, Development Financial
  Authority Health Care Facilities Revenue,
  Series B, weekly demand                                 3,100        3.850     06/01/12        3,100
                                                                                              --------

California - 0.9%
California Higher Education Loan Authority, Inc.
  Student Loan Revenue, Series D-2, semiannual
  demand                                                  3,000        1.750     04/01/00        3,000
                                                                                              --------

Colorado - 0.6%
Jefferson County, Colorado School District Number
  R-001 General Obligation (a)                            2,075        5.250     12/15/00        2,097
                                                                                              --------

Connecticut - 0.7%
Connecticut, State of, Health & Educational
  Facilities Authority Revenue, Series T-2,
  weekly demand                                           2,500        3.850     07/01/29        2,500
                                                                                              --------

District of Columbia - 0.6%
District of Columbia Revenue, weekly demand (a)           1,900        3.900     10/01/15        1,900
                                                                                              --------

                                                             Semiannual Report 3

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Florida - 6.0%
Broward County, Florida Professional Sports
  Facilities Tax Revenue, Series SGA38, weekly
  demand (a)                                              5,000        3.950     09/01/21        5,000
Dade County, Florida Industrial Development
  Authority Revenue, Series A, weekly demand                450        3.850     01/01/16          450
Dade County, Florida Industrial Development
  Authority Revenue, Series B, weekly demand                900        3.850     01/01/16          900
Dade County, Florida Industrial Development
  Authority Revenue, Series C, weekly demand (a)            500        3.850     01/01/16          500
Dade County, Florida Industrial Development
  Authority Revenue, Series D, weekly demand                100        3.850     01/01/16          100
Jacksonville, Florida Electric Authority Revenue,
  Series A                                                2,065        4.100     10/01/00        2,066
Manatee County, Florida Pollution Control
  Revenue, daily demand                                   1,100        3.850     09/01/24        1,100
North Miami, Florida Health Facilities Authority
  Revenue (pre-refunded 08/01/00)(b)                      2,405        7.500     09/01/12        2,488
Putnam County, Florida Development Authority
  Pollution Control Revenue, Series H-4,
  semiannual demand                                       2,920        3.600     03/15/14        2,920
St. Lucie County, Florida Pollution Control
  Revenue, daily demand                                   4,700        3.850     01/01/26        4,700
                                                                                              --------
                                                                                                20,224
                                                                                              --------

Georgia - 1.5%
Burke County, Georgia Development Authority
  Pollution Control Revenue, Series A, weekly
  demand (a)                                                650        3.850     01/01/19          650
Clayton County, Georgia Housing Authority
  Multi-family Housing Revenue, Series A, weekly
  demand                                                  2,315        3.900     01/01/21        2,315
Clayton County, Georgia Housing Authority
  Multi-family Housing Revenue, Series D, weekly
  demand                                                  2,215        3.900     01/01/21        2,215
                                                                                              --------
                                                                                                 5,180
                                                                                              --------

Illinois - 8.1%
Illinois Development Finance Authority, Economic
  Development Revenue, weekly demand                        700        4.000     12/01/09          700
Illinois Development Finance Authority Revenue,
  weekly demand                                           5,000        3.850     11/15/11        5,000
Illinois Development Finance Authority Revenue,
  weekly demand                                           8,000        3.850     09/01/15        8,000
Illinois Development Finance Authority Revenue,
  weekly demand                                           1,700        3.850     11/15/24        1,700
Illinois Health Facilities Authority Revenue,
  Series B, weekly demand                                10,000        3.900     08/01/20       10,000
Illinois, State of, General Obligation                    2,000        6.375     08/01/00        2,020
                                                                                              --------
                                                                                                27,420
                                                                                              --------

Indiana - 1.5%
North Harrison, Indiana High School Building
  Corp. Revenue (pre-refunded 01/15/01)(b)                5,000        7.300     01/15/13        5,232
                                                                                              --------

4 Semiannual Report

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Iowa - 3.6%
Des Moines, Iowa Commmercial Development Revenue,
  Series E, monthly demand                                2,700        3.750     04/01/15        2,700
Iowa Finance Authority Hospital Facility Revenue,
  Series B, weekly demand (a)                             3,300        3.850     07/01/07        3,300
Iowa Finance Authority Hospital Facility Revenue,
  Series B, weekly demand (a)                             3,800        3.850     01/01/28        3,800
Iowa Higher Education Loan Authority Revenue,
  weekly demand (a)                                       2,400        3.950     12/01/15        2,400
                                                                                              --------
                                                                                                12,200
                                                                                              --------

Kentucky - 6.0%
Kentucky Economic Development Finance Authority
  Pooled Hospital Loan Revenue, weekly demand            13,970        4.000     08/01/18       13,970
Lexington-Fayette, Kentucky Urban County Airport
  Corp. Revenue, Series A, daily demand (a)               1,200        3.950     07/01/28        1,200
Lexington-Fayette, Kentucky Urban County Airport
  Corp. Revenue, Series C, daily demand (a)               3,000        3.950     07/01/13        3,000
Lexington-Fayette, Kentucky Urban County
  Government Public Facilities Corp. Mortgage
  Revenue                                                 2,000        4.375     02/01/01        2,004
                                                                                              --------
                                                                                                20,174
                                                                                              --------

Louisiana - 0.2%
Ascension Parish, Louisiana Pollution Control
  Revenue, weekly demand                                    700        3.875     12/01/09          700
                                                                                              --------

Maine - 0.7%
Maine Regional Waste System, Inc. Solid Waste
  Resource Recovery Revenue, Series M, weekly
  demand                                                  2,500        4.000     07/01/04        2,500
                                                                                              --------

Maryland - 4.4%
Maryland, State of, Health & Higher Educational
  Facilities Authority Revenue, Series A, weekly
  demand                                                  4,000        3.850     04/01/35        4,000
Maryland, State of, Stadium Authority Sports
  Facilities Lease Revenue, weekly demand                11,000        3.950     12/15/19       11,000
                                                                                              --------
                                                                                                15,000
                                                                                              --------

Massachusetts - 3.7%
Massachusetts, State of, General Obligation,
  Series A                                                1,000        5.000     08/01/00        1,004
Massachusetts, State of, General Obligation,
  Series C (a)                                            1,000        6.900     06/01/00        1,007
Massachusetts, State of, Health & Educational
  Facilities Authority Revenue, Series D, weekly
  demand (a)                                              1,000        3.800     10/01/27        1,000
Massachusetts, State of, Health & Educational
  Facilites Authority Revenue, Series G, daily
  demand                                                    900        3.650     07/01/39          900
Massachusetts, State of, Health & Educational
  Facilities Authority Revenue, Series G-1,
  weekly demand (a)                                         600        3.650     01/01/19          600

                                                             Semiannual Report 5

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Massachusetts, State of, Health & Educational
  Facilities Authority Revenue, Series P-1,
  weekly demand                                           8,000        3.800     07/01/27        8,000
                                                                                              --------
                                                                                                12,511
                                                                                              --------

Michigan - 2.3%
Delta County, Michigan Economic Development Corp.
  Environmental Improvement Revenue, Series D,
  daily demand                                            1,500        3.800     12/01/23        1,500
Delta County, Michigan Economic Development Corp.
  Environmental Improvement Revenue, Series F,
  daily demand                                            1,500        3.800     12/01/13        1,500
Michigan Municipal Bond Authority Revenue, Series
  B-2                                                     2,000        4.250     08/25/00        2,006
Michigan, State of, Building Authority Revenue,
  Series II (pre-refunded 09/01/00)(b)                    1,880        7.250     09/01/00        1,880
Royal Oak, Michigan Hospital Finance Authority
  Revenue, Series L, daily demand                         1,000        3.800     01/01/27        1,000
                                                                                              --------
                                                                                                 7,886
                                                                                              --------

Missouri - 4.3%
Kansas City, Missouri Industrial Development
  Authority Multi-family Housing Revenue, monthly
  demand                                                  2,220        3.750     12/01/15        2,220
Missouri, State of, Health & Educational
  Facilities Authority Revenue, Series A, weekly
  demand                                                  1,800        3.850     09/01/10        1,800
Missouri, State of, Health & Educational
  Facilities Authority Revenue, Series A, weekly
  demand                                                  1,000        3.850     12/01/19        1,000
Missouri, State of, Health & Educational
  Facilities Authority Revenue, Series B, weekly
  demand                                                  1,100        3.850     06/01/14        1,100
Missouri, State of, Health & Educational
  Facilities Authority Revenue, Series C, weekly
  demand                                                  3,200        3.850     06/01/19        3,200
Missouri, State of, Health & Educational
  Facilities Authority Revenue, Series C, weekly
  demand                                                  1,100        3.850     12/01/19        1,100
Missouri, State of, Health & Educational
  Facilities Authority Revenue, Series D, weekly
  demand                                                  4,100        3.850     06/01/19        4,100
                                                                                              --------
                                                                                                14,520
                                                                                              --------

Nevada - 3.2%
Nevada Housing Division Revenue, weekly demand            1,700        3.950     10/01/27        1,700
Nevada Housing Division Revenue, Series A, weekly
  demand                                                  1,140        3.950     10/01/30        1,140
Nevada Housing Division Revenue, Series C, weekly
  demand                                                  1,080        3.950     10/01/30        1,080
Nevada Housing Division Revenue, Series E, weekly
  demand                                                    400        3.950     10/01/30          400
Nevada Housing Division Revenue, Series K, weekly
  demand                                                  3,220        3.950     04/01/31        3,220
Nevada Housing Division Revenue, Series M, weekly
  demand                                                  3,310        3.950     04/01/31        3,310
                                                                                              --------
                                                                                                10,850
                                                                                              --------

6 Semiannual Report

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
New Hampshire - 1.5%
New Hampshire Municipal Bond Bank Revenue, Series
  C (a)                                                   4,280        5.625     08/15/00        4,310
New Hampshire, State of, Business Finance
  Authority Resource Recovery Revenue, Series A,
  weekly demand                                             300        3.850     01/01/18          300
New Hampshire, State of, Higher Educational &
  Health Facilites Authority Revenue, Series A,
  weekly demand (a)                                         600        3.950     12/01/25          600
                                                                                              --------
                                                                                                 5,210
                                                                                              --------

New Jersey - 0.3%
New Jersey Economic Development Authority
  Pollution Control Revenue, Series A, weekly
  demand (a)                                              1,000        3.600     03/01/12        1,000
                                                                                              --------

New Mexico - 1.6%
New Mexico, State of, Tax & Revenue Anticipation
  Notes                                                   5,500        4.500     06/30/00        5,510
                                                                                              --------

New York - 9.1%
New York, New York General Obligation, Series
  A-9, weekly demand                                      2,550        3.750     08/01/18        2,550
New York, New York General Obligation, Series B,
  weekly demand                                           1,300        3.750     08/15/24        1,300
New York, New York General Obligation, Series D,
  weekly demand (a)                                       2,600        3.800     02/01/21        2,600
New York, New York General Obligation, Sub-Series
  J2, weekly demand                                       7,000        3.800     02/15/16        7,000
New York, New York General Obligation, Sub-Series
  J3, weekly demand                                       5,000        3.800     02/15/16        5,000
New York, New York Municipal Trust, Series SGB
  36, weekly demand                                       3,600        3.900     06/01/22        3,600
New York, New York Transitional Finance Authority
  Revenue, Series A-2, weekly demand                      3,100        3.750     11/15/22        3,100
New York, State of, Energy Research & Development
  Authority Pollution Control Revenue, Series B,
  weekly demand (a)                                       5,715        3.800     08/01/32        5,715
                                                                                              --------
                                                                                                30,865
                                                                                              --------

North Carolina - 0.9%
Charlotte, North Carolina Airport Revenue, Series
  A, weekly demand (a)                                      800        3.850     07/01/16          800
University of North Carolina School of Medicine
  Ambulatory Care Clinic Revenue, weekly demand           2,100        3.950     07/01/12        2,100
                                                                                              --------
                                                                                                 2,900
                                                                                              --------

Ohio - 6.5%
Clermont County, Ohio Hospital Facilities
  Revenue, Series A, weekly demand                          400        3.850     12/01/21          400
Clermont County, Ohio Hospital Facilities
  Revenue, Series B, weekly demand                          880        4.000     09/01/21          880
Cuyahoga County, Ohio Hospital Revenue, Series A,
  weekly demand                                           5,300        3.900     01/01/24        5,300
Franklin County, Ohio Hospital Revenue, weekly
  demand                                                  9,100        3.950     06/01/16        9,100
Ohio, State of, Building Authority Revenue,
  Series B                                                1,000        4.500     09/01/00        1,002
Ohio, State of, Public Facilities Commission
  Revenue, Series II-A                                    5,500        4.500     12/01/00        5,519
                                                                                              --------
                                                                                                22,201
                                                                                              --------

                                                             Semiannual Report 7

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Oklahoma - 1.5%
Muskogee, Oklahoma Industrial Trust Pollution
  Control Revenue, Series A, weekly demand                5,000        4.000     01/01/25        5,000
                                                                                              --------

Oregon - 0.8%
Washington County, Oregon School District Number
  48J General Obligation                                  2,670        4.500     08/01/00        2,674
                                                                                              --------

Pennsylvania - 4.3%
Dauphin County, Pennsylvania General Obligation,
  Series B, weekly demand                                 9,500        3.950     10/01/27        9,500
Geisinger Authority Pennsylvania Health System
  Revenue, Series B, daily demand                         2,700        3.800     08/15/28        2,700
Pennsylvania, State of, Higher Education
  Assistance Agency Student Loan Revenue, Series
  A, semiannual demand                                    1,000        4.625     12/01/00        1,003
Philadelphia, Pennsylvania Hospitals & Higher
  Education Facilities Authority Hospital
  Revenue, daily demand                                   1,400        3.800     03/01/27        1,400
                                                                                              --------
                                                                                                14,603
                                                                                              --------

Rhode Island - 0.4%
Rhode Island, State of, Public Buildings
  Authority Revenue, Series A, (pre-refunded
  02/01/01)(a)(b)                                         1,200        6.000     02/01/11        1,219
                                                                                              --------

South Carolina - 1.3%
Florence County, South Carolina Public Facilities
  Corp. Participation Certificate (pre-refunded
  03/01/00)(a)(b)                                         1,000        7.600     03/01/10        1,010
Piedmont, South Carolina Municipal Power Agency
  Electric Revenue, Series C, weekly demand (a)             500        3.900     01/01/19          500
York County, South Carolina Pollution Control
  Revenue, semiannual demand                              3,000        3.000     09/15/14        3,000
                                                                                              --------
                                                                                                 4,510
                                                                                              --------

Tennessee - 2.8%
Knox County, Tennessee Health Education & Housing
  Facilities Board Hospital Facilities Revenue,
  Series B, weekly demand                                 2,700        4.000     09/01/14        2,700
Memphis, Tennesee General Obligation, Series B,
  weekly demand                                             500        4.000     08/01/02          500
Shelby County, Tennessee General Obligation,
  Series A, weekly demand                                 6,300        3.850     03/01/08        6,300
                                                                                              --------
                                                                                                 9,500
                                                                                              --------

Texas - 8.4%
Brownsville, Texas Utility System Revenue (a)             1,500        6.500     09/01/17        1,547
Harris County, Texas General Obligation, Series A           500        6.000     08/15/00          505
Harris County, Texas General Obligation, Series
  H, weekly demand                                        1,500        3.850     08/01/20        1,500
Harris County, Texas Health Facilities
  Development Corp. Hospital Revenue, daily demand          700        3.800     12/01/26          700
Lower Neches Valley, Texas Authority Revenue,
  semiannual demand                                       1,000        3.950     02/15/17        1,000

8 Semiannual Report

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Lubbock, Texas Independent School District
  General Obligation (pre-refunded 08/15/00)(b)           1,000        6.000     08/15/06        1,008
North Texas Municipal Water District Regulated
  Wastewater Revenue (pre-refunded 06/01/00)(a)(b)        2,915        7.050     06/01/02        2,940
San Antonio, Texas Electric & Gas Revenue                 2,500        6.375     02/01/01        2,551
San Antonio, Texas Water Revenue, Series SGA 42,
  weekly demand                                           4,115        3.950     05/15/26        4,115
Texas A&M University Revenue, weekly demand (a)           4,130        3.950     05/15/16        4,130
Texas, State of, Tax & Revenue Anticipation
  Notes, Series A                                         8,500        4.500     08/31/00        8,533
                                                                                              --------
                                                                                                28,529
                                                                                              --------

Utah - 2.2%
Intermountain Power Agency Utah Power Supply
  Revenue, Series E, semiannual demand (a)                2,000        3.125     07/01/14        2,000
Salt Lake City, Utah Revenue, Series A, weekly
  demand                                                  5,450        3.850     01/01/20        5,450
                                                                                              --------
                                                                                                 7,450
                                                                                              --------

Vermont - 1.4%
Vermont Educational & Health Buildings Financing
  Agency Revenue, Series D, weekly demand (a)               600        3.950     12/01/25          600
Vermont Educational & Health Buildings Financing
  Agency Revenue, Series E, weekly demand (a)             1,900        3.950     12/01/25        1,900
Vermont Educational & Health Buildings Financing
  Agency Revenue, Series F, weekly demand (a)             2,300        3.950     12/01/25        2,300
                                                                                              --------
                                                                                                 4,800
                                                                                              --------

Virginia - 0.2%
Lynchburg, Virginia Industrial Development
  Authority Hospital Facilities Revenue, Series
  F, weekly demand (a)                                      700        3.950     12/01/25          700
                                                                                              --------

Washington - 1.2%
Kent, Washington General Obligation, Series SGA
  27, weekly demand (a)                                   1,200        3.950     12/01/16        1,200
King County, Washington General Obligation,
  Series A                                                1,000        6.800     12/01/00        1,020
Port of Kalama, Washington Public Corporation
  Port, weekly demand                                       830        3.900     01/01/04          830
Washington, State of, General Obligation, Series
  B (pre-refunded 08/01/00)(b)                            1,000        6.750     08/01/02        1,011
                                                                                              --------
                                                                                                 4,061
                                                                                              --------

West Virginia - 0.3%
West Virginia, State of, Hospital Finance
  Authority Revenue, Series A, weekly demand (a)            600        3.950     12/01/25          600
                                                                                              --------

                                                             Semiannual Report 9

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                        Principal
                                                          Amount                   Date        Value
                                                          (000)        Rate         of         (000)
                                                            $            %       Maturity*       $
                                                        ---------      -----     ---------    --------
Wisconsin - 1.7%
University of Wisconsin Hospitals & Clinics
  Authority Revenue, weekly demand (a)                    5,500        3.850     04/01/26        5,500
                                                                                              --------

Total Investments - 99.7%
(amortized cost $338,046)(c)                                                                   338,046
                                                                                              --------

Other Assets and Liabilities, Net - 0.3%                                                           948
                                                                                              --------

Net Assets - 100.0%                                                                            338,994
                                                                                              ========

(a)   Bond is insured by AMBAC, FGIC, or MBIA/BIG.
(b) Pre-refunded: These bonds are collateralized by U.S. Government Obligations, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c)   The cost for federal income tax purposes is the same as shown above.
* All securities with a maturity greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.

See the accompanying notes which are an integral part of the financial statements.

10 Semiannual Report

SSgA
Tax Free Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

Quality Ratings as a % of Value

VMIG1, SP-1+ or equivalent * ...... 100%

Economic Sector Emphasis as a % of Value

Healthcare Revenue ................  25%
General Obligation ................  16
Industrial Revenue/Pollution
  Control Revenue .................  13
Housing Revenue ...................  10
Education Revenue .................   9
Electricity & Power Revenue .......   6
Pre-refunded ......................   5
Stadium Revenue ...................   5
Water & Sewer .....................   2
Bond Bank .........................   2
Student Loan Revenue ..............   2
Transportation ....................   2
Utility Revenue ...................   1
Airport Revenue ...................   1
Highway Revenue ...................   1
                                   ----

                                    100%
                                   ====

*   VMIG1: The highest short-term municipal note credit rating given by
           Moody's Investors Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 11

SSgA
Tax Free Money Market Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at amortized cost which approximates market ...........................  $ 338,046
Interest receivable ...............................................................      1,914
Deferred organization expenses ....................................................          1
Prepaid expenses ..................................................................         20
                                                                                     ---------

      Total assets ................................................................    339,981

Liabilities
Payables:
   Dividends .......................................................  $     788
   Accrued fees to affiliates ......................................        199
                                                                      ---------

      Total liabilities ...........................................................        987
                                                                                     ---------

Net Assets ........................................................................  $ 338,994
                                                                                     =========

Net Assets Consist of:
Accumulated net realized gain (loss) ..............................................  $      (1)
Shares of beneficial interest .....................................................        339
Additional paid-in capital ........................................................    338,656
                                                                                     ---------

Net Assets ........................................................................  $ 338,994
                                                                                     =========

Net Asset Value, offering and redemption price per share:
   ($338,994,345 divided by 339,000,464 shares of $.001 par value
      shares of beneficial interest outstanding) ..................................  $    1.00
                                                                                     =========

See the accompanying notes which are an integral part of the financial statements.

12 Semiannual Report

SSgA
Tax Free Money Market Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest ..........................................................  $ 5,101

Expenses
   Advisory fees .......................................  $   356
   Administrative fees .................................       47
   Custodian fees ......................................       26
   Distribution fees ...................................      222
   Transfer agent fees .................................        4
   Professional fees ...................................        7
   Registration fees ...................................        5
   Shareholder servicing fees ..........................      121
   Trustees' fees ......................................        4
   Amortization of deferred organization expenses ......        2
   Miscellaneous .......................................        7
                                                          -------

      Total expenses .................................................      801
                                                                        -------

Net investment income ................................................    4,300
                                                                        -------

Net Realized Gain (Loss)
Net realized gain (loss) on investments ..............................       (7)
                                                                        -------

Net increase in net assets from operations ...........................  $ 4,293
                                                                        =======

See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 13

SSgA
Tax Free Money Market Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                       For the Six             For the
                                                                       Months Ended          Fiscal Year
                                                                    February 29, 2000           Ended
                                                                       (Unaudited)         August 31, 1999
                                                                    -----------------      ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ...........................................  $      4,300          $      7,575
   Net realized gain (loss) ........................................            (7)                   34
                                                                      ------------          ------------

      Net increase (decrease) in net assets from operations ........         4,293                 7,609
                                                                      ------------          ------------

Distributions
   From net investment income ......................................        (4,300)               (7,575)
                                                                      ------------          ------------

Share Transactions
   Net increase (decrease) in net assets from share transactions ...        76,608                 2,275
                                                                      ------------          ------------

Total net increase (decrease) in net assets ........................        76,601                 2,309

Net Assets
   Beginning of period .............................................       262,393               260,084
                                                                      ------------          ------------

   End of period ...................................................  $    338,994          $    262,393
                                                                      ============          ============

See the accompanying notes which are an integral part of the financial statements.

14 Semiannual Report

SSgA
Tax Free Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                Fiscal Years Ended August 31,
                                                               ------------------------------------------------------------------
                                                    2000*         1999          1998          1997          1996         1995**
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ..........  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Income From Operations
   Net investment income ......................       .0150         .0267         .0304         .0295         .0302         .0251
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Distributions
   From net investment income .................      (.0150)       (.0267)       (.0304)       (.0295)       (.0302)       (.0251)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ................  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                 ==========    ==========    ==========    ==========    ==========    ==========

Total Return (%)(a) ...........................        1.51          2.71          3.08          2.99          3.07          2.54

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...     338,994       262,393       260,084       163,502        45,061        42,607

   Ratios to average net assets (%)(b):
      Operating expenses, net .................         .56           .56           .56           .58           .57           .59
      Operating expenses, gross ...............         .56           .56           .56           .58           .57           .60
      Net investment income ...................        3.02          2.67          3.04          2.98          3.01          3.40

*     For the six months ended February 29, 2000 (Unaudited).
** For the period December 1, 1994 (commencement of operations) to August 31, 1995.
(a)   Periods less than one year are not annualized.
(b) The ratios for the periods ended February 29, 2000 and August 31, 1995 are annualized.

                                                            Semiannual Report 15

SSgA
Tax Free Money Market Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

      Securities transactions: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

      Investment income: Interest income is recorded daily on the accrual basis.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required.

      Dividends and distributions to shareholders: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

16 Semiannual Report

SSgA
Tax Free Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Deferred organization expenses: The Fund has incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases, sales and maturities of tax-exempt obligations were $750,519,675, $528,706,114, and $144,970,000, respectively.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $10,301 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan" under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

                                                            Semiannual Report 17

SSgA
Tax Free Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .050%, and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $35,558 and $78,955 by the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI, RIS, or Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                                 $  127,206
            Administration fees                               10,986
            Custodian fees                                     3,499
            Distribution fees                                 28,046
            Shareholder servicing fees                        26,950
            Transfer agent fees                                2,075
            Trustees' fees                                       623
                                                          ----------
                                                          $  199,385
                                                          ==========

      Beneficial Interest: As of February 29, 2000, three shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 43%, 34% and 15%, respectively, of the total outstanding shares of the Fund.

18 Semiannual Report

SSgA
Tax Free Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.    Fund Share Transactions (On a Constant Dollar Basis):

                                                            (amounts in thousands)
                                                            For the Periods Ended
                                                     ----------------------------------
                                                     February 29, 2000  August 31, 1999
                                                     -----------------  ---------------
Proceeds from shares sold ..........................      540,843           887,427
Proceeds from reinvestment of distributions ........        2,231             4,738
Payments for shares redeemed .......................     (466,466)         (889,890)
                                                         --------          --------

Total net increase (decrease) ......................       76,608             2,275
                                                         ========          ========

6.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

                                                            Semiannual Report 19

SSgA Tax Free Money Market Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

Officers
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

Investment Adviser
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

Distributor
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

Administrator
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

Legal Counsel
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

Independent Accountants
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

20 Semiannual Report

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                         US Government Money Market Fund

                               February 29, 2000

                                  SSgA(R) Funds
                         US Government Money Market Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements........................................................   3

Financial Highlights........................................................   8

Notes to Financial Statements...............................................   9

Fund Management and Service Providers.......................................  13

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
US Government Money Market Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                                 Principal
                                                                                   Amount                    Date         Value
                                                                                   (000)          Rate        of          (000)
                                                                                     $              %      Maturity         $
                                                                                 ---------        -----    ---------    ---------
United States Government Agencies - 68.7%
Federal Farm Credit Bank                                                           15,000         5.000     05/03/00       14,997
Federal Farm Credit Bank (a)                                                       50,000         5.868     08/02/00       49,989
Federal Farm Credit Bank (a)                                                       30,000         5.720     10/20/00       29,991
Federal Home Loan Bank (a)                                                         25,000         5.795     04/14/00       24,999
Federal Home Loan Bank                                                             10,000         4.970     04/20/00        9,999
Federal Home Loan Bank                                                             20,000         5.100     05/17/00       19,998
Federal Home Loan Bank (a)                                                         25,000         5.718     07/12/00       24,995
Federal Home Loan Bank                                                             15,000         5.520     08/02/00       14,993
Federal Home Loan Bank (a)                                                         25,000         5.890     08/17/00       24,998
Federal Home Loan Bank (a)                                                         50,000         5.727     09/28/00       49,988
Federal Home Loan Bank                                                             28,250         6.350     01/02/02       28,221
Federal Home Loan Bank Discount Notes                                              29,065         5.780     04/24/00       28,813
Federal Home Loan Bank Discount Notes                                              19,566         5.930     08/16/00       19,025
Federal Home Loan Mortgage Corp. (a)                                               34,800         5.685     05/18/00       34,794
Federal Home Loan Mortgage Corp.                                                   20,000         5.505     07/14/00       19,991
Federal Home Loan Mortgage Corp. (MTN)(a)                                          35,000         5.815     01/01/10       34,971
Federal Home Loan Mortgage Corp. (MTN)                                             20,000         6.255     01/01/12       19,983
Federal Home Loan Mortgage Discount Notes                                          30,000         5.660     03/07/00       29,972
Federal Home Loan Mortgage Discount Notes                                          20,000         5.730     03/15/00       19,955
Federal Home Loan Mortgage Discount Notes                                          60,000         5.850     03/28/00       59,737
Federal National Mortgage Association (a)                                          25,000         5.697     03/15/00       24,999
Federal National Mortgage Association (MTN)(a)                                     40,000         5.398     03/23/00       39,998
Federal National Mortgage Association (MTN)                                        25,000         5.020     04/26/00       24,998
Federal National Mortgage Association (MTN)(a)                                     20,000         5.890     05/10/00       19,998
Federal National Mortgage Association (MTN)(a)                                     45,000         5.702     08/02/00       44,989
Federal National Mortgage Association (MTN)(a)                                     20,000         5.920     08/04/00       19,995
Federal National Mortgage Association (MTN)(a)                                     15,000         5.870     08/09/00       14,997
Federal National Mortgage Association (a)                                          25,000         5.878     11/13/00       24,985
Federal National Mortgage Association (MTN)                                        25,000         5.600     01/02/02       24,791
Federal National Mortgage Association                                              25,000         6.570     01/02/22       24,993
Federal National Mortgage Association Discount Notes                               25,000         5.720     03/30/00       24,885
Federal National Mortgage Association Discount Notes                               25,000         5.730     04/13/00       24,829
Federal National Mortgage Association Discount Notes                               46,500         5.810     04/27/00       46,072
Federal National Mortgage Association Discount Notes                               20,000         5.820     05/18/00       19,748
Federal National Mortgage Association Discount Notes                               50,000         5.840     05/18/00       49,368
Student Loan Marketing Association (MTN)                                           15,000         5.900     12/01/00       14,987
                                                                                                                        ---------

Total United States Government Agencies                                                                                 1,005,041
                                                                                                                        ---------

Total Investments (amortized cost $1,005,041)                                                                           1,005,041
                                                                                                                        ---------


                                                             Semiannual Report 3

SSgA
US Government Money Market Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)


                                                                                     Value
                                                                                     (000)
                                                                                       $
                                                                                   ---------
Repurchase Agreements - 31.7%
Agreement with Bear, Stearns & Co., Inc. of $210,000
  acquired February 29, 2000 at 5.850% to be repurchased at $210,034 on March 1, 2000, collateralized by:
      $217,400 various United States Government Agencies, valued at $214,458         210,000
Agreement with J.P. Morgan Securities, Inc. of $190,000
  acquired February 29, 2000 at 5.850% to be repurchased at $190,031 on March 1, 2000, collateralized by:
      $198,450 various United States Government Agencies, valued at $194,063         190,000
Agreement with Lehman Brothers, Inc. of $63,311
  acquired February 29, 2000 at 5.550% to be repurchased at $63,321 on March 1, 2000, collateralized by:
      $68,145 various United States Government Agencies, valued at $64,838            63,311
                                                                                   ---------

Total Repurchase Agreements (identified cost $463,311)                               463,311
                                                                                   ---------

Total Investments and Repurchase Agreements - 100.4% (cost $1,468,352)(b)          1,468,352

Other Assets and Liabilities, Net - (0.4%)                                            (5,362)
                                                                                   ---------

Net Assets - 100.0%                                                                1,462,990
                                                                                   =========

(a)   Adjustable of floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
MTN - Medium Term Note

See the accompanying notes which are an integral part of the financial statements.


4 Semiannual Report

SSgA
US Government Money Market Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at amortized cost which approximates market ................................      $1,005,041
Repurchase agreements (identified cost $463,311) .......................................         463,311
Interest receivable ....................................................................           3,962
                                                                                              ----------

      Total assets .....................................................................       1,472,314

Liabilities
Payables:
   Due to Custodian ....................................................      $    1,986
   Accrued fees to affiliates ..........................................             969
Income distribution ....................................................           6,369
                                                                              ----------

      Total liabilities ................................................................           9,324
                                                                                              ----------

Net Assets .............................................................................      $1,462,990
                                                                                              ==========

Net Assets Consist of:
Accumulated net realized gain (loss) ...................................................      $       47
Shares of beneficial interest ..........................................................           1,463
Additional paid-in capital .............................................................       1,461,480
                                                                                              ----------

Net Assets .............................................................................      $1,462,990
                                                                                              ==========

Net Asset Value, offering and redemption price per share:
   ($1,462,989,760 divided by 1,462,942,983 shares of $.001 par value
      shares of beneficial interest outstanding) .......................................      $     1.00
                                                                                              ==========

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA
US Government Money Market Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest ...........................................................  $36,078

Expenses
   Advisory fees ....................................  $ 1,630
   Administrative fees ..............................      219
   Custodian fees ...................................      185
   Distribution fees ................................      159
   Transfer agent fees ..............................       49
   Professional fees ................................       12
   Registration fees ................................       32
   Shareholder servicing fees .......................      441
   Trustees' fees ...................................       11
   Miscellaneous ....................................       24
                                                       -------

      Total expenses ..................................................    2,762
                                                                         -------

Net investment income .................................................   33,316
                                                                         -------

Net Realized Gain (Loss)
Net realized gain (loss) on investments ...............................       18
                                                                         -------

Net increase in net assets from operations ............................  $33,334
                                                                         =======

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
US Government Money Market Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                       For the Six            For the
                                                                       Months Ended         Fiscal Year
                                                                    February 29, 2000          Ended
                                                                       (Unaudited)        August 31, 1999
                                                                    -----------------     ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ..........................................     $    33,316         $    61,120
   Net realized gain (loss) .......................................              18                   2
                                                                        -----------         -----------

      Net increase (decrease) in net assets from operations .......          33,334              61,122
                                                                        -----------         -----------

Distributions
   From net investment income .....................................         (33,316)            (61,120)
                                                                        -----------         -----------

Share Transactions
   Net increase (decrease) in net assets from share transactions ..         223,668             293,405
                                                                        -----------         -----------

Total net increase (decrease) in net assets .......................         223,686             293,407

Net Assets
   Beginning of period ............................................       1,239,304             945,897
                                                                        -----------         -----------

   End of period ..................................................     $ 1,462,990         $ 1,239,304
                                                                        ===========         ===========

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
US Government Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Fiscal Years Ended August 31,
                                                                ------------------------------------------------------------------
                                                     2000*         1999          1998          1997          1996          1995
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ..........   $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Income From Operations
   Net investment income ......................        .0253         .0462         .0500         .0500         .0515         0.528
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Distributions
   From net investment income .................       (.0253)       (.0462)       (.0500)       (.0500)       (.0515)       (0.528)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ................   $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Total Return (%)(a) ...........................         2.56          4.74          5.33          5.19          5.27          5.38

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...    1,462,990     1,239,304       945,897       904,483       683,210       490,138

   Ratios to average net assets (%)(b):
      Operating expenses ......................          .42           .42           .42           .44           .40           .42
      Net investment income ...................         5.11          4.62          5.20          5.08          5.12          5.37

*    For the six months ended February 29, 2000 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.


8 Semiannual Report

SSgA
US Government Money Market Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

      Securities transactions: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

      Investment income: Interest income is recorded daily on the accrual basis.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

      Dividends and distributions to shareholders: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.


                                                             Semiannual Report 9

SSgA
US Government Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Repurchase agreements: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Advisor") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,390,281,258 and $2,823,650,372 , respectively.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $225 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


10 Semiannual Report

SSgA
US Government Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $163,010, $14,186 and $143,177 by the Adviser, RIS and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meeting attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Beneficial Interest: As of February 29, 2000, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 10% of the total outstanding shares of the Fund.


                                                            Semiannual Report 11

SSgA
US Government Money Market Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                                   $581,168
            Administration fees                               52,345
            Custodian fees                                    20,710
            Distribution fees                                 26,683
            Shareholder servicing fees                       285,589
            Transfer agent fees                                1,832
            Trustees' fees                                       748
                                                            --------
                                                            $969,075
                                                            ========

5.    Fund Share Transactions (On a Constant Dollar Basis):

                                                               (amounts in thousands)
                                                               For the Periods Ended
                                                        -----------------------------------
                                                        February 29, 2000   August 31, 1999
                                                        -----------------   ---------------
      Proceeds from shares sold ......................      6,751,097          11,294,180
      Proceeds from reinvestment of distributions ....         24,050              46,676
      Payments for shares redeemed ...................     (6,551,479)        (11,047,451)
                                                           ----------         -----------

      Total net increase (decrease) ..................        223,668             293,405
                                                           ==========         ===========

6.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


12 Semiannual Report

SSgA US Government Money Market Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

Officers
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

Investment Adviser
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

Distributor
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

Administrator
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

Legal Counsel
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

Independent Accountants
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110


                                                            Semiannual Report 13

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                             Growth and Income Fund

                                February 29, 2000

                                  SSgA(R) Funds
                             Growth and Income Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements........................................................   3

Financial Highlights........................................................   8

Notes to Financial Statements...............................................   9

Fund Management and Service Providers.......................................  15

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Growth and Income Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
                                                         -------         -------
Common Stocks - 99.3%
Basic Industries - 3.2%
du Pont (E.I.) de Nemours & Co.                           80,000           4,040
Illinois Tool Works, Inc.                                105,000           5,427
Smurfit-Stone Container Corp. (a)                        220,000           2,998
                                                                         -------
                                                                          12,465
                                                                         -------

Capital Goods - 5.4%
Emerson Electric Co.                                     120,000           5,468
General Electric Co.                                     101,800          13,457
SPX Corp. (a)                                             25,000           2,176
                                                                         -------
                                                                          21,101
                                                                         -------

Consumer Basics - 17.0%
American Home Products Corp.                              86,900           3,780
Bestfoods                                                187,400           7,859
Corning, Inc.                                             31,000           5,828
Medtronic, Inc.                                          240,000          11,625
PepsiCo, Inc.                                            220,000           7,095
Pfizer, Inc.                                             299,500           9,621
Pharmacia & Upjohn, Inc.                                 255,000          12,144
Philip Morris Cos., Inc.                                 360,000           7,223
Procter & Gamble Co.                                      16,000           1,408
                                                                         -------
                                                                          66,583
                                                                         -------

Consumer Non-Durables - 5.3%
Home Depot, Inc. (The)                                    75,000           4,336
Target Corp.                                              86,200           5,086
Wal-Mart Stores, Inc.                                    234,000          11,393
                                                                         -------
                                                                          20,815
                                                                         -------

Consumer Services - 0.5%
Carnival Corp.                                            75,000           2,161
                                                                         -------

Energy - 5.1%
Anadarko Petroleum Corp.                                 115,000           3,536
Atlantic Richfield Co.                                    48,000           3,408
Baker Hughes, Inc.                                       230,000           5,951
Burlington Resources, Inc.                                75,000           2,072
Texaco, Inc.                                             105,000           4,981
                                                                         -------
                                                                          19,948
                                                                         -------

Finance - 11.8%
Bank of America Corp.                                    158,000           7,278
Capital One Financial Corp.                               74,500           2,743
Citigroup, Inc.                                           60,000           3,108
Mellon Financial Corp.                                   360,000          10,845
Morgan Stanley Dean Witter & Co.                         150,000          10,566
Price (T. Rowe) & Associates, Inc.                       162,400           5,349
Wells Fargo Co.                                          200,000           6,612
                                                                         -------
                                                                          46,501
                                                                         -------

General Business - 5.8%
Automatic Data Processing, Inc.                          255,100          11,113
Comcast Corp. Special Class A                            182,500           7,756
MediaOne Group, Inc. (a)                                  50,000           3,925
                                                                         -------
                                                                          22,794
                                                                         -------

Technology - 33.8%
America Online, Inc. (a)                                  65,000           3,835
Applied Materials, Inc. (a)                               49,000           8,961
Cisco Systems, Inc. (a)                                   90,000          11,891
Dell Computer Corp. (a)                                   60,000           2,445
EMC Corp. (a)                                            143,000          17,017
Gentex Corp. (a)                                          95,000           2,773
Intel Corp.                                               82,000           9,266
International Business Machines Corp                      96,000           9,792
Linear Technology Corp.                                  162,100          17,010
Lucent Technologies, Inc.                                180,000          10,710
Microsoft Corp. (a)                                      157,700          14,085
Motorola, Inc.                                            60,000          10,230
NorthPoint Communications Group, Inc. (a)                 65,000           1,475
Oracle Systems Corp. (a)                                  45,000           3,338
Rhythms NetConnections, Inc. (a)                          40,000           1,428
Solectron Corp. (a)                                       25,000           1,638
Sun Microsystems, Inc. (a)                                72,000           6,856
                                                                         -------
                                                                         132,750
                                                                         -------

Transportation - 0.1%
United Parcel Service, Inc. Class B                        4,129             226
                                                                         -------

                                                             Semiannual Report 3

SSgA
Growth and Income Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
                                                        -------         -------
Utilities - 11.3%
Alltel Corp.                                            137,000           7,946
AT&T Corp.                                              200,000           9,888
Duke Energy Corp.                                       248,000          12,028
MCI WorldCom, Inc. (a)                                   92,550           4,130
VoiceStream Wireless Corp. NPV (a)                       77,200          10,272
                                                                        -------
                                                                         44,264
                                                                        -------

Total Common Stocks
(cost $351,701)                                                         389,608
                                                                        -------

                                                        Principal
                                                         Amount
                                                          (000)
                                                            $
                                                        ---------
Short-Term Investments - 3.2%
AIM Short Term Investment Prime Portfolio (b)             6,389           6,389
Federated Government Obligations Fund (b)                 6,367           6,367
                                                                        -------

Total Short-Term Investments
(cost $12,756)                                                           12,756
                                                                        -------

Total Investments - 102.5%
(identified cost $364,457)                                              402,364

Other Assets and Liabilities,
Net - (2.5%)                                                             (9,953)
                                                                        -------

Net Assets - 100.0%                                                     392,411
                                                                        =======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.

Abbreviations:
NPV - No Par Value

See the accompanying notes which are an integral part of the financial statements.

4 Semiannual Report

SSgA
Growth and Income Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $364,457) ..............................................  $402,364
Receivables:
   Dividends and interest .....................................................................       515
   Investments sold ...........................................................................     1,751
   Fund shares sold ...........................................................................       774
Prepaid expenses ..............................................................................        20
Short-term investments held as collateral for securities loaned, at market ....................    15,983
                                                                                                 --------

      Total assets ............................................................................   421,407

Liabilities
Payables:
   Investments purchased ........................................................  $ 12,014
   Fund shares redeemed .........................................................       321
   Accrued fees to affiliates ...................................................       678
Payable upon return of securities loaned, at market .............................    15,983
                                                                                   --------

      Total liabilities .......................................................................    28,996
                                                                                                 --------

Net Assets ....................................................................................  $392,411
                                                                                                 ========

Net Assets Consist of:
Undistributed net investment income ...........................................................  $    294
Accumulated net realized gain (loss) ..........................................................     5,405
Unrealized appreciation (depreciation) on:
   Investments ................................................................................    37,907
Shares of beneficial interest .................................................................        17
Additional paid-in capital ....................................................................   348,788
                                                                                                 --------

Net Assets ....................................................................................  $392,411
                                                                                                 ========

Net Asset Value, offering and redemption price per share:
   ($392,411,609 divided by 16,934,668 shares of $.001 par value shares of beneficial interest outstanding) ..............................................  $  23.17
                                                                                                 ========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA
Growth and Income Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends ..............................................................................  $  2,519
   Interest ...............................................................................        29
                                                                                             --------

      Total investment income .............................................................     2,548

Expenses
   Advisory fees ............................................................  $  1,513
   Administrative fees ......................................................        59
   Custodian fees ...........................................................        36
   Distribution fees ........................................................       134
   Transfer agent fees ......................................................        34
   Professional fees ........................................................         9
   Registration fees ........................................................        21
   Shareholder servicing fees ...............................................       233
   Trustees' fees ...........................................................         4
   Miscellaneous ............................................................         5
                                                                               --------

   Expenses before reductions ...............................................     2,048
   Expense reductions .......................................................       (80)
                                                                               --------

      Expenses, net .......................................................................     1,968
                                                                                             --------

Net investment income .....................................................................       580
                                                                                             --------

Net Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on investments ................................................     7,861
   Net change in unrealized appreciation (depreciation) on investments ....................    16,266
                                                                                             --------

Net realized and unrealized gain (loss) ...................................................    24,127
                                                                                             --------

Net increase (decrease) in net assets from operations .....................................  $ 24,707
                                                                                             ========

See the accompanying notes which are an integral part of the financial statements.

6 Semiannual Report

SSgA
Growth and Income Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                             For the Six             For the
                                                                             Months Ended          Fiscal Year
                                                                          February 29, 2000           Ended
                                                                             (Unaudited)         August 31, 1999
                                                                          -----------------      ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ...............................................      $     580             $     927
   Net realized gain (loss) ............................................          7,861                41,787
   Net change in unrealized appreciation (depreciation) ................         16,266                 9,643
                                                                              ---------             ---------

      Net increase (decrease) in net assets from operations ............         24,707                52,357
                                                                              ---------             ---------

Distributions
   From net investment income ..........................................           (566)                 (813)
   From net realized gain ..............................................        (15,079)              (16,521)
                                                                              ---------             ---------

      Net decrease in net assets from distributions ....................        (15,645)              (17,334)
                                                                              ---------             ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions .......         91,633               145,067
                                                                              ---------             ---------

Total Net Increase (Decrease) in Net Assets ............................        100,695               180,090

Net Assets
   Beginning of period .................................................        291,716               111,626
                                                                              ---------             ---------
   End of period (including undistributed net investment income of
      $294 and $280, respectively) .....................................      $ 392,411             $ 291,716
                                                                              =========             =========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
Growth and Income Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Fiscal Years Ended August 31,
                                                                ------------------------------------------------------------------
                                                     2000*         1999          1998          1997          1996          1995
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ..........   $    22.53    $    18.10    $    18.08    $    13.36    $    11.95    $    10.51
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Income From Operations
   Net investment income (a) ..................          .04           .09           .11           .12           .15           .18
   Net realized and unrealized gain (loss) ....         1.72          6.79          1.83          5.18          1.46          1.44
                                                  ----------    ----------    ----------    ----------    ----------    ----------

      Total income from operations ............         1.76          6.88          1.94          5.30          1.61          1.62
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Distributions
   From net investment income .................         (.04)         (.09)         (.11)         (.14)         (.16)         (.18)
   From net realized gain .....................        (1.08)        (2.36)        (1.81)         (.44)         (.04)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

      Total distributions .....................        (1.12)        (2.45)        (1.92)         (.58)         (.20)         (.18)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ................   $    23.17    $    22.53    $    18.10    $    18.08    $    13.36    $    11.95
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Total Return (%)(b) ...........................         8.28         41.55         10.93         40.95         13.57         15.66

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...      392,411       291,716       111,626        71,736        55,823        43,884

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............         1.10          1.03           .95           .95           .95           .95
      Operating expenses, gross (d) ...........         1.15          1.11          1.14          1.21          1.40          1.61
      Net investment income ...................          .33           .41           .57           .82          1.15          1.72

   Portfolio turnover rate (%) ................        20.30         72.27         66.44         29.88         38.34         39.32

*     For the six months ended February 29, 2000 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.

8 Semiannual Report

SSgA
Growth and Income Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

      International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                             Semiannual Report 9

SSgA
Growth and Income Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                              Net
                                                          Unrealized
      Federal Tax      Unrealized        Unrealized      Appreciation
          Cost        Appreciation     (Depreciation)   (Depreciation)
      ------------    ------------     --------------   --------------
      $364,957,156     $52,733,274      $(15,326,745)    $37,406,529

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments, aggregated to $154,088,995, and $70,559,426, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

10 Semiannual Report

SSgA
Growth and Income Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $15,548,737 and $15,983,000, respectively. The Fund recorded securities lending income of $35,520 during the year.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. For the period September 1, 1998 to December 31, 1998, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of January 1, 1999, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net asset on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,280 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

                                                            Semiannual Report 11

SSgA
Growth and Income Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $44,493, $14,913, $6,550, $3,329 and $130,351 by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $37,110 for the six months ended February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

12 Semiannual Report

SSgA
Growth and Income Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                                   $595,586
            Administration fees                               12,758
            Custodian fees                                     3,692
            Distribution fees                                  7,006
            Shareholder servicing fees                        57,220
            Transfer agent fees                                  578
            Trustees' fees                                       931
                                                            --------
                                                            $677,771
                                                            ========

      Beneficial Interest: As of February 29, 2000, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 34% and 10%, respectively, of the total outstanding shares of the Fund.

5.    Fund Share Transactions (amounts in thousands)

                                                                    For the Periods Ended
                                                        ---------------------------------------------
                                                         February 29, 2000          August 31, 1999
                                                        -------------------       -------------------
                                                        Shares     Dollars        Shares     Dollars
                                                        ------    ---------       ------    ---------
Proceeds from shares sold ........................       5,401    $ 126,739       11,203    $ 241,058
Proceeds from reinvestment of distributions ......         675       14,478          900       16,164
Payments for shares redeemed .....................      (2,092)     (49,584)      (5,320)    (112,155)
                                                        ------    ---------       ------    ---------

Total net increase (decrease) ....................       3,984    $  91,633        6,783    $ 145,067
                                                        ======    =========       ======    =========

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of its net assets under the agreement. The Fund did not have any drawdowns during the period.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

                                                            Semiannual Report 13

SSgA
Growth and Income Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

8.    Dividends

      On March 1, 2000, the Board of Trustees declared a dividend of $.0242 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.

14 Semiannual Report

SSgA Growth and Income Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

Officers
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

Investment Adviser
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

Distributor
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

Administrator
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

Legal Counsel
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

Independent Accountants
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

                                                            Semiannual Report 15

                                [GRAPHIC OMITTED]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                                Intermediate Fund

                                February 29, 2000

                                  SSgA(R) Funds
                                Intermediate Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements........................................................   3

Financial Highlights........................................................  10

Notes to Financial Statements...............................................  11

Fund Management and Service Providers.......................................  17

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Intermediate Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                            Principal     Market
                                                              Amount      Value
                                                              (000)       (000)
                                                                $           $
                                                            ---------     ------
Long-Term Investments - 98.9%
Asset-Backed Securities - 4.5%
Citibank Credit Card Master Trust I
   Series 1998-6 Class A
      5.850% due 04/10/03                                       830          819
Ford Credit Auto Loan Master Trust
   Series 1996-1 Class A
      5.500% due 02/15/03                                       370          365
Honda Automobile Lease Trust
   Series 1999-A Class A5
      6.650% due 07/15/05                                       350          347
Premier Automobile Trust
   Series 1999-2 Class A3
      5.490% due 02/10/03                                     1,000          981
USAA Auto Loan Grantor Trust
   Series 1998-1 Class A
      5.800% due 01/15/05                                       102          101
                                                                          ------
                                                                           2,613
                                                                          ------

Corporate Bonds and Notes - 43.7%
Alltel Corp.
      6.650% due 01/15/08                                       500          472
AT&T Corp.
      6.000% due 03/15/09                                       500          446
Banc One, Milwaukee, N.A
      6.625% due 04/15/03                                       500          488
BankBoston Corp. (MTN)
      6.125% due 03/15/02                                       150          146
Burlington Northern Santa Fe
      6.125% due 03/15/09                                       300          268
CIT Group, Inc. (MTN)
      5.800% due 03/26/02                                       500          484
      5.910% due 11/10/03                                       500          474
CMS Panhandle Holding Co.
      6.500% due 07/15/09                                       100           88
Comcast Cable Communications
      6.200% due 11/15/08                                       250          222
Conoco, Inc.
      5.900% due 04/15/04                                       250          236
Conseco, Inc.
      8.750% due 02/09/04                                       200          201
Continental Cablevision, Inc.
      8.875% due 09/15/05                                       310          325
      8.300% due 05/15/06                                       250          256
DaimlerChrysler North America
   Holding Corp. (MTN)
   Series B
      6.630% due 09/21/01                                       300          297
Delta Air Lines, Inc.
   Series B
      7.700% due 12/15/05                                       500          486
   Series C (MTN)
      6.650% due 03/15/04                                       100           95
Donaldson, Lufkin & Jenrette, Inc.
      5.875% due 04/01/02                                       500          484
Edison International, Inc.
      6.875% due 09/15/04                                       500          488
El Paso Energy Corp.
      6.750% due 05/15/09                                       200          186
Enron Corp.
      9.650% due 05/15/01                                       150          154
      6.500% due 08/01/02                                       750          734
      9.125% due 04/01/03                                       200          208
EOP Operating L.P.
      6.500% due 01/15/04                                       250          237
Equitable Cos., Inc.
      9.000% due 12/15/04                                       250          262
Equitable Life Assurance Society
      6.950% due 12/01/05                                       300          289
Finova Capital Corp.
      7.250% due 11/08/04                                       100           99
      6.375% due 05/15/05                                       250          235
Firstar Corp.
      6.350% due 07/13/01                                       500          494
Fleet National Bank
   Series BKNT
      5.750% due 01/15/09                                       500          430
Ford Motor Credit Co.
      6.110% due 12/28/01 (MTN)                                 700          686
      6.500% due 02/28/02                                       500          492
      7.500% due 01/15/03                                       500          501

                                                             Semiannual Report 3

SSgA
Intermediate Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                            Principal     Market
                                                              Amount      Value
                                                              (000)       (000)
                                                                $           $
                                                            ---------     ------
Gatx Capital Corp.
      6.500% due 11/01/00                                       500          498
General Motors Acceptance Corp.
      7.125% due 05/01/01                                       500          499
      5.350% due 05/04/01 (MTN)                               1,000          979
      6.375% due 09/28/01 (MTN)                                 600          592
      9.625% due 12/15/01                                       500          519
      5.500% due 01/14/02                                       500          484
      5.950% due 03/14/03                                       500          478
Goldman Sachs Group, Inc.
   Series B (MTN)
      7.800% due 01/28/10                                       250          247
Harrahs Operating Co., Inc.
      7.500% due 01/15/09                                       100           94
International Business Machines
   Corp. (MTN)
      5.250% due 12/01/03                                       500          466
International Paper Co.
      7.625% due 01/15/07                                       250          245
J Seagram & Sons, Inc.
      5.790% due 04/15/01                                       500          491
Jones Intercable, Inc.
      8.875% due 04/01/07                                       250          259
Kemper Corp.
      6.875% due 09/15/03                                       500          487
Lehman Brothers Holdings, Inc.
      6.625% due 04/01/04                                       100           96
   Series E (MTN)
      6.375% due 03/15/01                                       250          247
Mack-Cali Realty L.P.
      7.000% due 03/15/04                                       500          478
MCI WorldCom, Inc.
      6.125% due 08/15/01                                       500          494
Mellon Financial Co.
      5.750% due 11/15/03                                       500          471
Midamerican Funding LLC
      6.339% due 03/01/09                                       150          133
Mirage Resorts, Inc.
      7.250% due 10/15/06                                       250          224
      6.750% due 02/01/08                                       250          214
Morgan Stanley Dean Witter & Co.
      7.125% due 01/15/03                                       400          396
      5.625% due 01/20/04 (MTN)                                 500          468
News America Holdings, Inc.
      7.375% due 10/17/08                                       200          192
Niagara Mohawk Power Corp.
      7.750% due 10/01/08                                       250          247
Paine Webber Group, Inc.
      6.375% due 05/15/04                                       500          474
Raytheon Co.
      5.950% due 03/15/01                                       500          492
      5.700% due 11/01/03                                       300          278
Rohm & Haas Co.
      6.950% due 07/15/04                                       250          245
Salomon, Inc.
      7.250% due 05/01/01                                       250          250
Seagram (Joseph) & Sons, Inc.
      6.400% due 12/15/03                                       500          480
Simon Property Group, Inc.
      7.125% due 02/09/09                                       150          136
Sola International, Inc.
      6.875% due 03/15/08                                       100           86
Sprint Capital Corp. (MTN)
      6.500% due 11/15/01                                       500          493
Time Warner, Inc.
      8.180% due 08/15/07                                       552          563
Union Pacific Corp.
      7.375% due 09/15/09                                       500          483
Vastar Resources, Inc.
      6.500% due 04/01/09                                       250          232
                                                                          ------
                                                                          25,173
                                                                          ------

Eurodollar Bonds - 8.4%
Alberta, Province of
      4.875% due 10/29/03                                       300          278
Bank of Tokyo Mitsubishi, Ltd.
      8.400% due 04/15/10                                       100          101
Cable & Wireless Optus, Ltd.
      8.125% due 06/15/09                                       300          295
Chile, Republic of
      6.875% due 04/28/09                                       200          183
Hyder PLC
      6.750% due 12/15/04                                     1,000          950
Korea Development Bank
      7.625% due 10/01/02                                       600          595
      7.125% due 04/22/04                                       470          454

4 Semiannual Report

SSgA
Intermediate Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                            Principal     Market
                                                              Amount      Value
                                                              (000)       (000)
                                                                $           $
                                                            ---------     ------
Korea, Republic of
      8.750% due 04/15/03                                       350          358
Ontario, Province of
      7.375% due 01/27/03                                       500          502
Quebec, Province of Canada
      5.750% due 02/15/09                                       250          220
Telekomunikacja Polska SA
      7.125% due 12/10/03                                       550          523
      7.750% due 12/10/08                                        30           28
Toyota Motor Credit Corp.
      5.625% due 11/13/03                                       400          376
                                                                          ------
                                                                           4,863
                                                                          ------

Mortgage-Backed Securities - 15.5%
COMM
   Series 1999-1 Class A2
      6.455% due 09/15/08                                     1,000          919
Commercial Mortgage Acceptance Corp.
   Series 1999-C1 Class A2
      7.030% due 05/15/09                                        60           57
Federal Home Loan Mortgage Corp. Participation
   Certificate
      4.500% due 2001                                           326          313
Federal National Mortgage Association
      6.500% due 2004                                            80           78
      6.000% due 2009                                           364          348
      6.000% due 2014                                           273          256
      6.000% due 2029                                         1,489        1,350
Federal National Mortgage Association (a)
      6.500% 30 Year TBA                                        475          444
      7.500% 30 Year TBA                                      4,375        4,290
Government National Mortgage
   Association (a)
      8.000% 30 Year TBA                                        270          271
LB Commercial Conduit Mortgage
   Trust
   Series 1999-C1 Class A2
      6.780% due 04/15/09                                       120          113
Nationslink Funding Corp.
   Series 1999-1 Class A2
      6.316% due 11/20/08                                       500          459
Nomura Asset Securities Corp.
      6.590% due 03/17/28                                        20           19
                                                                          ------
                                                                           8,917
                                                                          ------

United States Government
Agencies - 6.6%
Federal Home Loan Bank
      7.310% due 06/16/04                                       500          502
      6.995% due 04/02/07                                       300          295
Federal Home Loan Mortgage Corp.
      5.950% due 01/19/06                                       500          468
      6.625% due 09/15/09                                       740          709
Federal National Mortgage Association
      6.400% due 05/14/09                                       400          370
      7.250% due 01/15/10                                       980          981
State of Israel, United States
   Government Guaranteed Notes
   Series 7-B
      5.700% due 02/15/03                                       500          481
                                                                          ------
                                                                           3,806
                                                                          ------

United States Government
Treasuries - 15.2%
United States Treasury Bonds
      10.000% due 05/15/10                                      320          363
      12.000% due 08/15/13                                      600          797
United States Treasury Notes
      6.125% due 12/31/01                                       580          576
      6.375% due 01/31/02                                     2,345        2,337
      6.500% due 02/28/02                                       650          650
      5.875% due 11/15/04                                     2,575        2,500
      3.875% due 01/15/09                                     1,026          993
      6.500% due 02/15/10                                       520          523
                                                                          ------
                                                                           8,739
                                                                          ------

Yankee Bonds - 5.0%
AT&T Canada, Inc.
      7.650% due 09/15/06                                       500          498
      12.000% due 08/15/07                                      500          568
Canadian National Railroad
      6.625% due 05/15/03                                       500          485

                                                             Semiannual Report 5

SSgA
Intermediate Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                           Principal     Market
                                                             Amount      Value
                                                             (000)       (000)
                                                               $           $
                                                           ---------     ------
Ireland, Republic of
      7.125% due 07/15/02                                      600          600
Metronet Communications Corp. Step
   Up Bond
   Zero Coupon due 11/01/07 (d)                                330          281
Orange PLC
      9.000% due 06/01/09                                      150          153
Royal Caribbean Cruises, Ltd.
      6.750% due 03/15/08                                      100           91
Svenska Handelsbanken
      8.350% due 07/15/04                                      200          206
                                                                         ------
                                                                          2,882
                                                                         ------

Total Long-Term Investments
(cost $58,609)                                                           56,993
                                                                         ------

Short-Term Investments - 11.2%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (b)                                        81           81
Federal Home Loan Bank
   Discount Notes
      5.660% due 03/15/00 (b)(c)                             4,500        4,482
Federated Investors Prime Cash
   Obligations Fund (b)                                      1,904        1,904
                                                                         ------

Total Short-Term Investments
(cost $6,467)                                                             6,467
                                                                         ------

Total Investments - 110.1%
(identified cost $65,076)                                                63,460

Other Assets and Liabilities,
Net - (10.1%)                                                            (5,805)
                                                                         ------

Net Assets - 100.0%                                                      57,655
                                                                         ======

(a)  Forward commitment.
(b)  At amortized cost, which approximates market.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d)  Adjustable or floating rate security.

Abbreviations:
MTN - Medium Term Notes
TBA - To Be Announced Security

See the accompanying notes which are an integral part of the financial statements.

6 Semiannual Report

SSgA
Intermediate Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $65,076) ...............................       $ 63,460
Receivables:
   Interest ...................................................................            862
   Investments sold (regular settlement) ......................................          1,248
   Investments sold (delayed settlement) ......................................            442
   Fund shares sold ...........................................................             13
                                                                                      --------

      Total assets ............................................................         66,025

Liabilities
Payables:
   Investments purchased (regular settlement) ...................      $  2,874
   Investments purchased (delayed settlement) ...................         5,433
   Fund shares redeemed .........................................             4
   Accrued fees to affiliates ...................................            41
   Other accrued expenses .......................................            18
                                                                       --------

      Total liabilities .......................................................          8,370
                                                                                      --------

Net Assets ....................................................................       $ 57,655
                                                                                      ========

Net Assets Consist of:
Undistributed net investment income ...........................................       $    420
Accumulated distributions in excess of net realized gain ......................         (1,581)
Unrealized appreciation (depreciation) on investments .........................         (1,616)
Shares of beneficial interest .................................................              6
Additional paid-in capital ....................................................         60,426
                                                                                      --------

Net Assets ....................................................................       $ 57,655
                                                                                      ========

Net Asset Value, offering and redemption price per share:
   ($57,655,146 divided by 6,185,567 shares of $.001 par value
      shares of beneficial interest outstanding) ..............................       $   9.32
                                                                                      ========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
Intermediate Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Interest ...................................................................      $ 1,994
   Dividends ..................................................................           85
                                                                                     -------

      Total investment income .................................................        2,079

Expenses
   Advisory fees .................................................      $   266
   Administrative fees ...........................................           10
   Custodian fees ................................................           26
   Distribution fees .............................................           12
   Transfer agent fees ...........................................           13
   Professional fees .............................................            7
   Registration fees .............................................           15
   Shareholder servicing fees ....................................           29
   Trustees' fees ................................................            2
   Miscellaneous .................................................            1
                                                                        -------

   Expenses before reductions ....................................          381
   Expense reductions ............................................         (182)
                                                                        -------

      Expenses, net ...........................................................          199
                                                                                     -------

Net investment income .........................................................        1,880
                                                                                     -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments .......................................       (1,017)
Net change in unrealized appreciation (depreciation) on investments ...........          207
                                                                                     -------

Net realized and unrealized gain (loss) .......................................         (810)
                                                                                     -------

Net increase (decrease) in net assets from operations .........................      $ 1,070
                                                                                     =======

See the accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
Intermediate Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                               For the Six          For the
                                                                               Months Ended       Fiscal Year
                                                                            February 29, 2000        Ended
                                                                               (Unaudited)      August 31, 1999
                                                                            -----------------   ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ...............................................        $    1,880         $    3,876
   Net realized gain (loss) ............................................            (1,017)                (9)
   Net change in unrealized appreciation (depreciation) ................               207             (2,882)
                                                                                ----------         ----------

      Net increase (decrease) in net assets from operations ............             1,070                985
                                                                                ----------         ----------

Distributions
   From net investment income ..........................................            (2,452)            (3,873)
   From net realized gain ..............................................               (51)            (1,163)
                                                                                ----------         ----------

      Net decrease in net assets from distributions ....................            (2,503)            (5,036)
                                                                                ----------         ----------

Share Transactions
   Net increase (decrease) in net assets from share transactions .......           (12,462)            (1,090)
                                                                                ----------         ----------

Total net increase (decrease) in net assets ............................           (13,895)            (5,141)

Net Assets
   Beginning of period .................................................            71,550             76,691
                                                                                ----------         ----------
   End of period (including undistributed net investment income of
      $420 and $992, respectively) .....................................        $   57,655         $   71,550
                                                                                ==========         ==========

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
Intermediate Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Fiscal Years Ended August 31,
                                                                ------------------------------------------------------------------
                                                     2000*         1999          1998          1997          1996          1995
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period ..........   $     9.51    $    10.04    $     9.76    $     9.57    $     9.72    $     9.37
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Income From Operations
   Net investment income (a) ..................          .27           .49           .53           .54           .53           .56
   Net realized and unrealized gain (loss) ....         (.12)         (.35)          .28           .20          (.14)          .34
                                                  ----------    ----------    ----------    ----------    ----------    ----------

      Total income from operations ............          .15           .14           .81           .74           .39           .90
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Distributions
   From net investment income .................         (.33)         (.51)         (.53)         (.55)         (.54)         (.55)
   From net realized gain .....................         (.01)         (.16)           --            --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

      Total distributions .....................         (.34)         (.67)         (.53)         (.55)         (.54)         (.55)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net Asset Value, End of Period ................   $     9.32    $     9.51    $    10.04    $     9.76    $     9.57    $     9.72
                                                  ==========    ==========    ==========    ==========    ==========    ==========

Total Return (%)(b) ...........................         1.59          1.36          8.64          8.00          4.12         10.05

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...       57,655        71,550        76,691        53,834        41,518        33,893

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............          .60           .60           .60           .60           .60           .60
      Operating expenses, gross (d) ...........         1.14          1.11          1.13          1.30          1.38          1.67
      Net investment income ...................         5.64          5.02          5.51          5.78          5.57          6.29

   Portfolio turnover rate (%) ................        92.45        304.47        244.58        242.76        221.73         26.31

*     For the six months ended February 29, 2000 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.

10 Semiannual Report

SSgA
Intermediate Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

      Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

                                                            Semiannual Report 11

SSgA
Intermediate Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $562,512 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in the fiscal year 2000.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                            Net
                                                        Unrealized
      Federal Tax    Unrealized        Unrealized      Appreciation
          Cost      Appreciation     (Depreciation)   (Depreciation)
      -----------   ------------     --------------   --------------
      $65,076,058      $52,609        $(1,669,061)     $(1,616,452)

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Forward commitments/Mortgage dollar rolls: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

12 Semiannual Report

SSgA
Intermediate Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $17,270,487, and $20,925,387, respectively.

      For the six months ended February 29, 2000, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $42,801,235, and $50,929,001, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, there were no outstanding securities on loan.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. The Adviser voluntarily agrees to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year, the Fund's custodian fees were reduced by $537 under these arrangements.

                                                            Semiannual Report 13

SSgA
Intermediate Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $7,978, $1,319, $1,687, $2,172, and $14,481, by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

14 Semiannual Report

SSgA
Intermediate Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                                    $24,022
            Administration fees                                  867
            Custodian fees                                     4,983
            Distribution fees                                    837
            Shareholder servicing fees                         5,082
            Transfer agent fees                                4,312
            Trustees' fees                                       553
                                                             -------
                                                             $40,656
                                                             =======

      Beneficial Interest: As of February 29, 2000, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 20% of the total outstanding shares of the Fund.

5.    Fund Share Transactions (amounts in thousands)

                                                                For the Periods Ended
                                                       ------------------------------------------
                                                        February 29, 2000        August 31, 1999
                                                       ------------------      ------------------
                                                       Shares     Dollars      Shares     Dollars
                                                       ------    --------      ------    --------
Proceeds from shares sold ........................      1,621    $ 15,287       4,663    $ 45,790
Proceeds from reinvestment of distributions ......        218       2,038         444       4,359
Payments for shares redeemed .....................     (3,179)    (29,787)     (5,220)    (51,239)
                                                       ------    --------      ------    --------

Total net increase (decrease) ....................     (1,340)   $(12,462)       (113)   $ (1,090)
                                                       ======    ========      ======    ========

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's net assets under the agreement. The Fund did not have any drawdowns during the period.

                                                            Semiannual Report 15

SSgA
Intermediate Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

8.    Dividends

      On March 1, 2000, the Board of Trustees declared a dividend of $.0679 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.

16 Semiannual Report

SSgA Intermediate Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

Officers
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

Investment Adviser
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

Distributor
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

Administrator
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

Legal Counsel
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

Independent Accountants
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

                                                            Semiannual Report 17

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                              Emerging Markets Fund

                                February 29, 2000

                                  SSgA(R) Funds
                              Emerging Markets Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                              Page

Financial Statements..........................................   3

Financial Highlights..........................................  17

Notes to Financial Statements.................................  18

Fund Management and Service Providers.........................  25

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Emerging Markets Fund
                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                           Number            Value
                                                             of              (000)
                                                           Shares              $
                                                         -----------         ------
Common Stocks - 87.4%
Argentina - 0.1%
El Sitio, Inc. (a)                                            11,858            267
                                                                             ------

Brazil - 5.0%
Centrais Eletricas Brasileiras
   SA NPV                                                130,840,600          2,271
Companhia Cervejaria Brahma
   NPV                                                     1,676,800            759
Companhia de Saneamento
   Basico do Estado de Sao
   Paulo NPV                                               4,850,000            481
Companhia Siderurgica de
   Tubarao NPV (a)                                         7,300,000             75
Companhia Siderurgica Nacional
   NPV                                                    29,212,200            894
Embratel Participacoes SA                                136,572,192          2,008
Petroleo Brasileiro SA NPV (a)                             6,167,400          1,500
Souza Cruz NPV                                               147,977            891
Tele Celular Sul Participacoes
   SA NPV                                                372,500,800            938
Tele Centro Sul Participacoes
   SA NPV                                                136,572,192          1,296
Tele Norte Leste Participacoes
   SA NPV                                                136,572,192          2,257
Tele Sudeste Celular Participacoes
   SA NPV                                                136,572,192            803
Telesp Celular Participacoes
   SA NPV                                                136,581,264          1,584
Telesp Participacoes
   SA NPV                                                183,968,048          3,757
                                                                             ------
                                                                             19,514
                                                                             ------

Chile - 1.3%
Banco de A. Edwards Series A
   NPV - ADR                                                  15,553            286
Banco Santander Chile Series
   A - ADR                                                    13,400            198
Chile Fund, Inc.                                             130,700          1,487
Compania de Telecomunicaciones de
   Chile SA - ADR                                             38,850            777
Cristalerias de Chile - ADR                                    7,500            158
Embotelladora Andina SA -
   ADR Series A                                               20,200            303
Enersis SA - ADR                                              21,300            415
Five Arrows Chile Investment
   Trust (a)                                                 330,000            917
Gener SA - ADR                                                31,300            485
Vina Concha Y Toro SA - ADR                                    4,800            182
                                                                             ------
                                                                              5,208
                                                                             ------

China - 0.6%
Beijing Datang Power
   Generation Company, Ltd.                                  684,000             83
China Merchants Holdings
   International Co. Ltd.                                    768,000            476
China Resources Enterprise, Ltd                              432,000            558
China Shipping Development
   Co., Ltd. Class H (a)                                     690,000             86
Cosco Pacific, Ltd.                                        1,206,000            690
Guangdong Kelon Electrical
   Holdings Co., Ltd.                                        283,000            138
Huaneng Power International
   Inc. Series H                                             518,000             90
New World China Land, Ltd. (a)                               433,000            128
Shandong Huaneng Power Co.,
   Ltd. Series N - ADR                                        16,500             58
Shanghai Petrochemical Co.,
   Ltd. Class H                                              704,000             72
Yanzhou Coal Mining Co.,
   Ltd. Series H                                             364,000             57
Yizheng Chemical Fibre Class
   H (a)                                                     702,000            110
                                                                             ------
                                                                              2,546
                                                                             ------

Colombia - 0.2%
Banco de Bogota NPV                                           85,123            194
Banco Ganadero SA Class B - ADR                               16,400            212
Banco Industrial Colombiano                                  194,974            101
Cia Nacional de Chocolates                                    32,038            123
Valores Bavaria SA                                            56,292             55
                                                                             ------
                                                                                685
                                                                             ------

Egypt - 1.2%
Ameriyah Cement Co.                                           16,400            402
Commercial International Bank                                 31,070            347


                                                             Semiannual Report 3

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                            Number           Value
                                                              of             (000)
                                                            Shares             $
                                                           ---------         ------
Eastern Company Tobacco &
   Cigarettes                                                  9,800            222
Egypt American Bank                                           12,600            191
Egypt International
   Pharmaceutical Industries Co.                               4,700            221
Egyptian Mobile Phone
   Network (a)                                                 6,981            330
Helwan For Cement                                             12,200            174
Misr International Bank SAE
   - GDR                                                     125,500          1,158
National Societe Generale Bank                                23,550            314
Orascom Construction (a)                                      37,500            630
Suez Cement Co. (Regd) - GDR                                  22,700            309
Suez Cement Co. - GDR                                         22,700            313
                                                                             ------
                                                                              4,611
                                                                             ------

Greece - 2.7%
Aegek SA                                                      38,150            467
Aluminum Co. of Greece SA                                     10,260            398
Bank of Piraues                                               42,260            903
Commercial Bank of Greece                                     13,954            923
Credit Bank (Regd)                                            21,840          1,572
Hellenic Bottling Co. SA                                      19,900            387
Hellenic Petroleum SA                                         19,562            231
Hellenic Telecommunication
   Organization SA - GDR                                      41,731          1,242
Intracom SA                                                   15,872            710
Michaniki SA                                                  19,400            211
National Bank of Greece SA                                    21,548          1,466
Panafon Hellenic Telecom SA                                   75,440          1,220
Papastratos Cigarettes Co.                                    10,260            225
Strintzis Shipping                                            49,520            501
Titan Cement Co. SA                                            6,320            302
                                                                             ------
                                                                             10,758
                                                                             ------

Hong Kong - 2.9%
China Eastern Airlines
   Corp., Ltd. (a)                                           904,000             87
China Everbright - IHD Pacific Ltd.                          154,000            109
China Telecom (Hong Kong),
   Ltd. (a)                                                1,032,000          9,514
Guangshen Railway Co., Ltd.                                1,858,000            191
Legend Holdings, Ltd.                                        320,000          1,480
Shanghai Industrial
   Holdings, Ltd.                                             76,000            143
                                                                             ------
                                                                             11,524
                                                                             ------

Hungary - 1.9%
BorsodChem Rt                                                  4,600            183
Danubius Hotel (Regd) (a)                                      9,317            199
Egis Gyogyszergyar                                             5,743            272
Magyar Olaj Es Gas                                            26,082            496
Magyar Tavkozlesi Rt. (Regd)                                 509,550          4,747
Mol Magyar Olaj-Es Gazipari
   Rt. - GDR                                                  10,300            195
OTP Bank Rt                                                   13,685            783
Gedeon Richter, Ltd. - GDR                                     6,300            440
Tiszai Vegyi Kombinat Rt                                      15,790            290
                                                                             ------
                                                                              7,605
                                                                             ------

India - 1.3%
Bharat Heavy Electricals,
   Ltd                                                        34,200            113
Bharat Petroleum Corp., Ltd.                                  18,400            119
CESC, Ltd. (a)                                                87,500             56
Dr. Reddy's Laboratories, Ltd.                                 5,500            194
Hindustan Lever, Ltd.                                         25,600          1,685
ITC, Ltd.                                                     27,400            465
Madras Refineries, Ltd. (a)                                  105,300            104
Mahanagar Telephone Nigam, Ltd.                               25,100            163
Mahindra & Mahindra, Ltd.                                     12,500            138
Reliance Industries, Ltd.                                     96,200            687
Tata Engineering and
   Locomotive Co., Ltd.                                       72,850            278
Tata Iron and Steel Co., Ltd.                                 64,700            179
Videsh Sanchar Nigam, Ltd.                                    16,900            834
                                                                             ------
                                                                              5,015
                                                                             ------

Israel - 5.1%
Agis Industries Ltd.                                          96,600            929
Bank Hapoalim - GDR (a)                                       12,210            184
Bank Hapoalim, Ltd.                                          825,644          2,448
Bank Leumi Le-Israel                                         641,721          1,409
Bezeq Israeli Telecommunication
   Corp., Ltd                                                189,650          1,149
Check Point Software
   Technologies, Ltd. NPV (a)                                  5,000          1,019


4 Semiannual Report

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                            Number           Value
                                                              of             (000)
                                                            Shares             $
                                                           ---------         ------
Clal Industries, Ltd.                                         82,667          1,059
Clal Israel, Ltd.                                             18,184            733
ECI Telecom, Ltd.                                             19,100            630
Elco Holdings, Ltd.                                          134,240          1,484
Electric Wire & Cable (a)                                     14,000             63
F.I.B.I. Holdings, Ltd.                                       20,537            212
IDB Development Corp., Ltd.                                    5,780            254
IDB Holding Corp., Ltd.                                        8,219            302
Koor Industries, Ltd.                                         13,135          1,296
Leumi Insurance Holdings                                     471,227            557
Magic Software Enterprises, Ltd. NPV                           9,170            230
Makhteshim-Agan Industries, Ltd. (a)                         155,723            306
NICE Systems, Ltd. (a)                                         3,788            333
Osem Investment, Ltd.                                         93,925            641
Supersol, Ltd.                                               220,551            797
Teva Pharmaceutical Industries, Ltd. - ADR                    85,650          3,684
United Mizrahi Bank Group, Ltd.                               66,616            151
                                                                             ------
                                                                             19,870
                                                                             ------

Malaysia - 7.2%
AMMB Holdings Berhad                                         121,000            462
Arab Malaysian Finance (Alien Market)(a)                     238,000            379
Berjaya Sports                                                84,000            213
Commerce Asset-Holding Berhad                                423,000          1,325
Edaran Otomobil                                              236,000            994
Faber Group Berhad (a)                                       445,600             94
Gamuda Berhad                                                444,000            637
Genting Berhad                                               368,000          1,627
Golden Hope Plantation                                       390,000            347
Hicom Holdings Berhad                                        414,000            368
Hong Leong Credit                                            140,000            302
Hong Leong Industries Berhad                                 159,000            636
IGB Corp. Berhad                                             450,000            200
IOI Corporated Berhad                                      1,526,000          1,052
Kuala Lumpur Kepong                                          259,000            365
Lion Land Berhad                                             154,000             43
Magnum CP Berhad                                           1,403,000          1,233
Malakoff Berhad                                              152,000            412
Malayan Banking Berhad                                       853,000          3,839
Malaysian International Shipping Corp. Berhad (Alien
   Market)                                                   551,000            834
Malaysian Pacific                                             66,000            838
Oriental Holdings Berhad                                     170,000            400
Perlis Plantations                                           157,000            215
Petronas Gas Berhad                                          565,000          1,145
Public Bank Berhad (Alien Market)                            565,000            766
Renong Berhad (a)                                            408,000            337
Resorts World Berhad                                         265,000            962
RHB Capital Berhad                                           559,000            890
Rothmans of Pall Mall (Malaysia) Berhad                      196,000          1,444
Sime Darby Berhad                                            890,000          1,194
Tanjong PLC                                                  185,000            465
Telekom Malaysia Berhad                                      370,000          1,568
Tenaga Nasional Berhad                                       314,000          1,041
United Engineers (Malaysia) Berhad (a)                       254,000            702
YTL Corp. Berhad                                             487,600            898
YTL Power International Berhad                               294,000            246
                                                                             ------
                                                                             28,473
                                                                             ------

Mexico - 12.3%
Alfa SA de CV Class A NPV                                    211,662            746
Altos Hornos de Mexico SA NPV (a)(d)                         499,000             67
Carso Global Telecom Series A1 NPV (a)                       377,000          4,710
Cemex SA de CV 2002 Warrants (a)                              43,000             29
Cemex SA de CV NPV (a)                                       710,081          3,071
Cifra SA de CV Series V NPV (a)                            1,513,661          3,621
Compania Cervecerias Unidas SA - ADR                           9,750            251
Controladora Comercial Mexicana SA de CV NPV                 842,000            809
Corporacion GEO SA de CV Series B NPV (a)                     94,000            232
Cydsa SA Series A NPV                                        356,000            305
Desc SA de CV NPV                                            110,655             72
Desc SA de CV Series B NPV                                   731,000            484


                                                             Semiannual Report 5

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                            Number           Value
                                                              of             (000)
                                                            Shares             $
                                                           ---------         ------
Empresa Nacional de Electricidad SA - ADR                     19,650            233
Empresas La Moderna SA de CV NPV (a)                          78,000            458
Fomento Economico Mexicano SA de CV                           92,000            410
Fomento Economico Mexicano SA de CV Series B - ADR            19,400            862
Grupo Bimbo SA de CV Series A NPV                            398,761            658
Grupo Carso Series A NPV (a)                                 246,000            959
Grupo Casa Autrey SA de CV NPV (a)                           360,000            288
Grupo Cementos Chihuahua Series B NPV                        633,000            399
Grupo Financiero Banamex Accival SA de CV (Banacci)
   Series O (a)                                              798,000          3,404
Grupo Financiero Bancomer SA de CV NPV Series O (a)        3,012,000          1,486
Grupo Gigante SA Series B NPV (a)                          2,359,000          1,033
Grupo Herdez SA Class B NPV (a)                            1,408,000            436
Grupo Industrial Maseca Series B NPV                         366,000            223
Grupo Mexico SA Series B NPV                                 334,108          1,659
Grupo Posadas SA Series A NPV (a)                            680,000            363
Grupo Televisa SA NPV (a)                                    660,000          2,537
Grupo Television SA de CV - GDR (a)                           15,030          1,154
Industrias Penoles SA NPV                                    120,000            324
Kimberly-Clark, Mexico Class A NPV                           257,000            800
Nuevo Grupo Iusacell SA de CV Series V - ADR (a)              44,000            935
Organizacion Soriana SA de CV Series B NPV                   165,000            677
Sanluis Corporacion SA de CV - CPO (Units)(a)                164,000            268
Telefonos de Mexico SA Series L - ADR                        106,600          7,009
Telefonos de Mexico SA Series L NPV                        1,858,800          6,103
TV Azteca SA de CV NPV                                       805,000            688
Vitro SA NPV                                                 279,000            405
                                                                             ------
                                                                             48,168
                                                                             ------

Pakistan - 0.1%
Crescent Textile Mills                                        29,208             15
Dandot Cement Co. (a)                                         35,000              3
Fauji Fertilizer                                              85,100            103
Hub Power Co. - GDR (a)                                      174,300             93
Pakistan State Oil                                            37,876            179
Sui Northern Gas Pipelines (a)                               160,511             69
Sui Southern Gas Co., Ltd. (a)                               175,877             79
                                                                             ------
                                                                                541
                                                                             ------

Russia - 1.3%
Lukoil Oil Co. - ADR                                          42,396          1,738
Rostelecom - ADR (a)                                          33,000            578
Surgutneftegaz SP - ADR (a)                                  189,438          2,197
Unified Energy Systems - GDR                                  34,246            488
                                                                             ------
                                                                              5,001
                                                                             ------

South Africa - 10.6%
AECI, Ltd.                                                   367,402            858
Amalgamated Banks of South Africa                            262,867          1,016
Anglo American Platinum Corp., Ltd.                           62,500          1,775
AngloGold, Ltd.                                               47,242          2,453
Anglovaal Industries, Ltd.                                   610,939            583
Anglovaal Mining, Ltd.                                        79,000            564
Barlow, Ltd.                                                  60,500            444
Bidvest Group, Ltd.                                          162,112          1,330
Coronation Holdings, Ltd. Class N                             27,000            548
DataTec, Ltd. (a)                                             50,400          1,145
De Beers Centenary Linked Units                              164,444          3,607
Del Monte Royal Food, Ltd.                                 1,008,639            772
Dimension Data Holdings, Ltd. (a)                            147,490          1,373
Driefontein Consolidated                                      39,200            182
Ellerine Holdings, Ltd. (a)                                  314,200          1,339
FirstRand, Ltd.                                              921,500          1,153
Foschini, Ltd.                                               269,200            610


6 Semiannual Report

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                            Number           Value
                                                              of             (000)
                                                            Shares             $
                                                           ---------         ------
Gencor, Ltd.                                                 376,200          1,517
Impala Platinum Holdings, Ltd.                                34,600          1,234
Imperial Holdings, Ltd. (a)                                   42,082            412
Investec Group, Ltd.                                          37,400          1,558
Iscor, Ltd. (a)                                              309,455            867
Liberty Life Association of Africa                           218,700          2,133
Liberty Life Strategic                                        92,707              1
Murray & Roberts Holdings, Ltd.                              624,600            414
Nedcor Investment Bank Holdings (a)                           97,239             45
Nedcor, Ltd.                                                  97,239          2,056
Persetel Holdings, Ltd.                                       97,500            681
Rembrandt Group, Ltd.                                        325,294          2,824
Reunert, Ltd.                                                527,500            770
Safmarine & Rennies Holdings, Ltd.                           905,300            421
Sanlam, Ltd.                                               1,609,470          2,032
Sappi, Ltd.                                                  189,132          1,567
Sasol NPV                                                    239,946          1,538
Standard Bank Investment Corporation, Ltd.                   350,700          1,368
Tongaat-Hulett Group, Ltd.                                    67,719            371
                                                                             ------
                                                                             41,561
                                                                             ------

South Korea - 14.7%
Anam Semiconductor, Inc. (a)                                  21,470            179
Cheil Jedang Corp.                                            13,610            877
Dacom Corp.                                                    4,270          1,234
Daegu Bank (a)                                                78,820            163
Daelim Industrial Co.                                         32,314            171
Daewoo Securities                                             53,000            558
Daum Communications Corp.                                      1,460            238
Dongwon Securities                                            18,590            380
Haansoft, Inc.                                                 7,870            282
Hana Bank                                                     60,720            440
Hanjin Heavy Industries                                       87,171            232
Hanjin Shipping Co. (a)                                       52,580            218
Hansol Paper Co.                                              46,720            339
Hanvit Bank - GDR                                             45,700            155
Housing & Commercial Bank, Korea                              77,957          1,389
Hyosung T&C Co. (a)                                           33,507            355
Hyundai Electronics Industries Co. (a)                       106,780          1,690
Hyundai Engineering & Construction (a)                        40,612            141
Hyundai Merchant Marine                                       99,810            688
Hyundai Motor Co., Ltd. (a)                                   81,260            866
Kolon Industries, Inc.                                        38,560            329
Kookmin Bank                                                 118,050          1,315
Koram Bank                                                    62,000            351
Korea Chemical Co., Ltd.                                       9,500            592
Korea Electric Power Corp.                                    97,000          2,427
Korea Telecom Corp.                                           40,900          3,453
Korea Telecom Corp. - ADR                                     12,600            548
Korea Thrunet Co., Ltd. Class A (a)                            3,800            225
Korean Air                                                    29,558            203
L.G. Information & Communication                              12,770          1,417
LG Cable & Machinery                                          25,700            425
LG Chemical, Ltd.                                             52,690          1,395
LG Electronics                                                76,000          1,562
LG Securities                                                 33,560            599
Namhae Chemical Corp.                                         27,656            427
Nong Shim Co., Ltd.                                            9,950            378
Pacific Corp.                                                 13,300            210
Pohang Iron & Steel Co., Ltd.                                 21,360          2,106
Poongsan Corp.                                                65,180            357
Samsung Corp. (a)                                             72,490            788
Samsung Display Devices Co.                                   23,660            688
Samsung Electronics                                           65,241         14,766
Samsung Fire & Marine Insurance (a)                           24,092            685
Samsung Heavy Industries (a)                                 130,482            475
Samsung Securities Co., Ltd.                                  53,438          1,635
Shin Han Bank                                                 61,570            588
Shin Young Securities                                         19,010            318
Shinsegae Department Store Co.                                 5,950            245
Sindo Ricoh Co.                                               18,431            521
SK Corp.                                                      18,410            415
SK Telecomm Co., Ltd.                                          1,613          5,989
Ssangyong Oil Refining Co.                                    38,430            642
Taehan Electric Wire Co.                                      36,580            450
Trigem Computer, Inc.                                          6,360            639
                                                                             ------
                                                                             57,758
                                                                             ------


                                                             Semiannual Report 7

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                            Number           Value
                                                              of             (000)
                                                            Shares             $
                                                           ---------         ------
Spain - 0.5%
Terra Networks SA - ADR (a)                                   15,200          1,970
                                                                             ------

Sri Lanka - 0.5%
Development Finance Corp. of Ceylon                          393,866            563
John Keells Holdings, Ltd.                                   647,013          1,277
                                                                             ------
                                                                              1,840
                                                                             ------

Taiwan - 11.6%
Acer, Inc. (a)                                               471,256          1,282
Advanced Semiconductor Engineering, Inc. (a)                 199,260            665
Ambassador Hotel (a)                                         256,992            120
Asia Cement Corp.                                            661,920            707
Asustek Computer, Inc.                                       181,102          2,259
Cathay Construction Corp.                                    613,200            260
Cathay Life Insurance                                        659,335          1,826
Chang Hwa Bank                                               188,000            225
China Bills Finance Corp. (a)                                619,020            227
China Development Industrial Bank (a)                      1,033,218          1,750
China Steel Corp.                                          2,131,569          1,652
Chinatrust Commercial Bank (a)                               796,080            856
CMC Magnetics Corp.                                           86,000            440
Compal Electronics, Inc.                                     343,400          1,197
Delta Electronics, Inc.                                      103,200            498
Ensure Co., Ltd. (a)                                         151,008             36
Evergreen Marine Corp. (a)                                   125,280            118
Far Eastern Department Stores, Ltd.                          690,120            416
Far Eastern Textile Co., Ltd.                                249,941            545
First Commercial Bank                                        132,000            192
Formosa Chemicals & Fibre Corp.                              513,120            769
Formosa Plastics Corp.                                       616,540          1,356
Formosa Taffeta Co.                                          699,240            569
Fubon Insurance Co.                                          293,700            309
GigaMedia, Ltd.                                               19,630          1,384
Hon Hai Precision Industry Co. (a)                           219,200          2,042
Hua Nan Bank                                                 363,079            503
International Commercial Bank of China                       489,500            550
Inventec Co., Ltd. (a)                                       162,200            428
Lite-On Electronics, Inc.                                    210,240            370
Macronix International Co., Ltd.                             209,000            494
Mosel Vitelic, Inc. (a)                                      645,000          1,187
Nan Ya Plastic Corp.                                         782,550          1,733
Pacific Electrical Wire & Cable (a)                          609,050            633
Ritek, Inc. (a)                                               73,399            457
Taipei Business Bank (a)                                     555,872            641
Taiwan Cement Corp.                                          160,600            225
Taiwan Semiconductor Manufacturing Co. (a)                 1,221,968          8,001
Tatung Co., Ltd. (a)                                         743,886          1,037
Teco Electric & Machinery                                    322,576            464
United Microelectronics Corp., Ltd. (a)                    1,108,400          4,062
Walsin Lihwa Wire                                          1,138,981          1,035
Winbond Electronics Corp. (a)                                369,000            913
Yageo Corp.                                                  537,100            814
Yang Ming Marine Transport (a)                               352,000            195
Yue Loong Motor                                              270,934            228
                                                                             ------
                                                                             45,670
                                                                             ------

Thailand - 0.0%
Finance One Public Co., Ltd.
   (Alien Market)(a)(d)                                      153,300              0
                                                                             ------

Turkey - 5.7%
Akbank TAS                                                53,710,176          1,098
Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS    2,078,000            579
Anadolu Isuzu Otom                                         7,490,000            541
Arcelik AS                                                11,730,600            694
Brisa Bridgestone Sabanci Lastik San. Ve Tic AS            9,898,000            637
Dogan Sirketler Grubu Holding AS (a)                      43,139,800          1,277
Eregli Demir ve Celik Fabrikalari TAS (a)                 14,493,000            624
Haci Omer Sabanci Holding AS                              50,588,000          2,333
Izmir Demir Celik Sanayii AS (a)                          27,929,090            185
Koc Holding AS                                            12,716,000          2,435
Mardin Cimento Sanayii Ve Ticaret                         18,730,050            513
Medya Holdings Class C (a)                                30,271,000            501
Migros                                                       969,000            582
Turk Ekonomi Bankasi AS - GDR                                 39,240            598


8 Semiannual Report

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                             Market
                                                           Number            Value
                                                             of              (000)
                                                           Shares              $
                                                         -----------         ------
Turkiye Garanti Bankasi AS (a)                           125,882,400          1,884
Turkiye Is Bankasi                                       110,558,896          5,292
Yapi ve Kredi Bankasi AS                                  90,656,248          2,684
                                                                            -------
                                                                             22,457
                                                                            -------

United States - 0.1%
Deltathree.com, Inc. Class A (a)                               8,545            357
                                                                            -------

Venezuela - 0.5%
Banco Provincial SA                                          222,000            156
Companhia Anonima Nacional Telefonos de Venezuela - ADR       32,000          1,066
Corp. Industrial de Energia (a)                            1,536,172             19
Electricidad de Caracas (Regd)                             1,976,630            573
Mavesa SA                                                  2,019,899             93
Venezolana de Cementos S.A.C.A                               729,928            237
                                                                            -------
                                                                              2,144
                                                                            -------

Total Common Stocks
(cost $279,127)                                                             343,543
                                                                            -------

Preferred Stocks - 7.9%
Brazil - 7.2%
Aracruz Celulose SA Class B NPV                              402,100            839
Banco Bradesco SA                                         14,124,532            102
Banco Bradesco SA NPV                                    217,521,056          1,564
Banco do Estado de Sao Paulo NPV                          40,285,800          1,618
Banco Itau SA NPV                                         20,263,000          1,610
Caemi Mineracao e Metalurgia SA NPV                        8,192,000            811
CIA Energetica De Minas Gerais                            38,731,944            638
Companhia Brasileira de Distribuicao Grupo Pao de Acucar  16,267,800            551
Companhia Paranaense de Energia - Copel                   43,681,100            400
Companhia Vale Do Rio Doce Series A NPV                       83,965          2,232
Companmia Cervejaria Brahma NPV                            1,197,900            739
Copene Petroquimica do Nordestse Series A (Regd)           3,187,341          1,096
Embratel Participacoes SA NPV                             49,879,200          1,202
Gerdau SA NPV                                             27,194,100            757
Itausa Investimentos Itau SA                                 977,000            906
Itausa- Investimentos Itau SA NPV                             22,896             21
Petroleo Brasileiro SA NPV                                16,817,000          4,375
Tele Centro Sul Participacoes SA NPV                      41,207,200            597
Tele Nordeste Celular Participacoes SA                   215,866,800            659
Tele Norte Leste Participacoes SA NPV                     57,297,500          1,476
Telecomunicacoes de Minas Gerais Class B NPV              35,388,100          1,371
Telecomunicacoes do Parana SA NPV                          1,640,000            677
Telecomunicacoes do Rio de Janeiro SA NPV (a)              7,900,000            229
Telesp Celular Participacoes SA NPV                       17,028,044            366
Telesp Participacoes SA NPV                               40,300,000          1,367
Uniao de Bancos Brasileiros SA (Units)                    11,857,400            697
Usinas Siderurgicas de Minas Gerais SA NPV                   219,300          1,191
Votorantim Celulose e Papel SA - ADR                       9,043,700            313
                                                                            -------
                                                                             28,404
                                                                            -------

Greece - 0.1%
Delta Dairy SA                                                11,804            303
                                                                            -------

South Korea - 0.6%
Daishin Securities                                            30,930            324
Hyundai Motor Co., Ltd.                                       62,500            260
Samsung Electronic, Ltd.                                      17,050          1,553
Shinsegae Department Store Co.                                 1,800             62
                                                                            -------
                                                                              2,199
                                                                            -------

Total Preferred Stocks
(cost $22,458)                                                               30,906
                                                                            -------


                                                             Semiannual Report 9

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                            Principal       Market
                                                              Amount         Value
                                                              (000)          (000)
                                                                $              $
                                                            ---------       -------
Long-Term Investments - 0.2%
Chile - 0.2%
Five Arrows Chile Investment Trust (conv.)
   3.500% due 11/13/40                                           220            616
                                                                            -------

Total Long-Term Investments
(cost $600)                                                                     616
                                                                            -------

Short-Term Investments - 1.4%
United States - 1.4%
AIM Short-Term Investment Prime Portfolio Class A (b)              1              1
Federated Investors Prime Cash Obligations Fund (b)                1              1
Ford Motor Credit Co.
   5.347% due 06/08/00 (c)(e)                                  3,000          3,002
Key Bank NA
   5.720% due 07/17/00 (e)                                     2,500          2,498
                                                                            -------

Total Short-Term Investments
(cost $5,504)                                                                 5,502
                                                                            -------

Total Investments - 96.9%
(identified cost $307,689)                                                  380,567
                                                                            -------

Other Assets and Liabilities,
Net - 3.1%                                                                   12,322
                                                                            -------

Net Assets - 100.0%                                                         392,889
                                                                            =======

(a) Non-income producing security.
(b) At amortized cost, which approximates market.
(c) Adjustable or floating rate security.
(d) These securities have been valued by the Security Valuation Committee of The Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(e) Held as collateral in connection with equity swap agreements held by the Fund.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NPV - No Par Value

Foreign Currency Abbreviations:
BRL - Brazilian real
GRD - Greek drachma
HKD - Hong Kong dollar
IDR - Indonesian rupiah
KRW - South Korean won
MXN - Mexican peso
USD - United States dollar
ZAR - South African rand

See the accompanying notes which are an integral part of the financial statements.


10 Semiannual Report

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                      Unrealized
                                                     Number          Appreciation
                                                      of            (Depreciation)
                                                   Contracts            (000)
                                                   ---------        --------------
Futures Contracts

MSCI Index Futures Contracts (Taiwan)
     expiration date 03/00                            121               $   22
                                                                        ------

Total Unrealized Appreciation
     (Depreciation) on Open Futures Contracts
     Purchased (ss.)                                                    $   22
                                                                        ======

(ss.) At February 29, 2000, $512 cash was held as collateral in connection with open futures contracts held by the Fund.

Forward Foreign Currency Exchange Contracts

                                                     Unrealized
 Contracts to       In Exchange                     Appreciation
   Deliver              For         Settlement     (Depreciation)
    (000)              (000)           Date            (000)
-------------     --------------    ----------     --------------
USD    14,139     GRD  4,726,784     05/25/00         $(562)
USD     6,730     IDR 50,102,037     05/25/00           (38)
BRL     7,520     USD      4,097     05/25/00           (57)
HKD    32,544     USD      4,181     05/25/00            --
KRW 4,800,714     USD      4,217     05/25/00           (25)
MXN    24,074     USD      2,485     05/25/00           (16)
ZAR    36,670     USD      5,742     05/25/00             9
                                                      -----
                                                      $(689)
                                                      =====

See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report 11

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                      Market
                                                         % of         Value
                                                          Net         (000)
Industry Diversification                                Assets          $
------------------------                                ------       -------
Basic Industries                                         10.4         40,834
Capital Goods                                             6.2         24,492
Consumer Basics                                           6.1         23,841
Consumer Durables                                         2.6         10,027
Consumer Non-Durables                                     2.5          9,817
Consumer Services                                         1.2          4,801
Energy                                                    3.8         15,025
Finance                                                  20.5         80,604
General Business                                          2.9         11,338
Miscellaneous                                             3.2         12,658
Shelter                                                   0.4          1,689
Technology                                               15.4         60,436
Transportation                                            0.7          2,685
Utilities                                                19.4         76,202
Long-Term Investments                                     0.2            616
Short-Term Investments                                    1.4          5,502
                                                        -----        -------

Total Investments                                        96.9        380,567
Other Assets and Liabilities, Net                         3.1         12,322
                                                        -----        -------

Net Assets                                              100.0        392,889
                                                        =====        =======

Geographic Diversification
--------------------------
Africa                                                   10.6         41,561
Europe                                                    6.5         25,638
Latin America                                            26.5        104,389
Middle East                                              13.4         52,494
Pacific Basin                                            38.2        150,010
Other                                                     0.1            357
Long-Term Investments                                     0.2            616
Short-Term Investments                                    1.4          5,502
                                                        -----        -------

Total Investments                                        96.9        380,567
Other Assets and Liabilities, Net                         3.1         12,322
                                                        -----        -------

Net Assets                                              100.0        392,889
                                                        =====        =======

See the accompanying notes which are an integral part of the financial statements.


12 Semiannual Report

SSgA
Emerging Markets Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

Equity Swaps

                                                    Notional                                                      Unrealized
                                                     Amount                                                      Appreciation
                                                     (000)                                       Termination    (Depreciation)
       Underlying Security                             $            Floating Rate                   Date            (000)
-------------------------------                     --------  -------------------------          -----------    --------------
IFC Emerging Markets Investable
     Total Return Chile Index                        3,808    USD LIBOR-BBA minus .25%            06/30/00         $   (286)

IFC Emerging Markets Investable
     India Index                                     2,500    USD LIBOR-BBA minus 3.05%           06/29/00            1,435
                                                                                                                   --------
                                                                                                                   $  1,149
                                                                                                                   ========

See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report 13

SSgA
Emerging Markets Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $307,689) ........................................     $ 380,567
Cash ....................................................................................           231
Foreign currency holdings (identified cost $2,988) ......................................         2,980
Unrealized appreciation on forward foreign currency exchange contracts ..................             9
Receivables:
     Dividends and interest .............................................................           994
     Investments sold ...................................................................         8,449
     Fund shares sold ...................................................................         1,759
     Daily variation margin on futures contracts ........................................            44
Prepaid expenses ........................................................................            23
Short-term investments held as collateral for securities loaned, at market ..............        23,305
Receivable for equity swaps .............................................................         1,149
                                                                                              ---------
          Total assets ..................................................................       419,510

Liabilities
Payables:
     Investments purchased ..................................................   $   1,406
     Fund shares redeemed ...................................................         612
     Accrued fees to affiliates .............................................         600
Unrealized depreciation on forward foreign currency exchange contracts ......         698
Payable upon return of securities loaned, at market .........................      23,305
                                                                                ---------
          Total liabilities .............................................................        26,621
                                                                                              ---------
Net Assets ..............................................................................     $ 392,889
                                                                                              =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ............................     $  (1,062)
Accumulated net realized gain (loss) ....................................................        (7,655)
Unrealized appreciation (depreciation) on:
     Investments ........................................................................        72,878
     Futures contracts ..................................................................            22
     Equity swaps .......................................................................         1,149
     Foreign currency-related transactions ..............................................          (730)
Shares of beneficial interest ...........................................................            31
Additional paid-in capital ..............................................................       328,256
                                                                                              ---------

Net Assets ..............................................................................     $ 392,889
                                                                                              =========

Net Asset Value, offering and redemption price per share:
     ($392,888,640 divided by 31,320,237 shares of $.001 par value
     shares of beneficial interest outstanding) .........................................     $   12.54
                                                                                              =========

See the accompanying notes which are an integral part of the financial statements.


14 Semiannual Report

SSgA
Emerging Markets Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
     Dividends (net of foreign taxes withheld of $228) ...............    $  3,284

Expenses
     Advisory fees ........................................   $  1,398
     Administrative fees ..................................        134
     Custodian fees .......................................        670
     Distribution fees ....................................        143
     Transfer agent fees ..................................         36
     Professional fees ....................................         16
     Registration fees ....................................         24
     Shareholder servicing fees ...........................         94
     Trustees' fees .......................................          5
     Miscellaneous ........................................          6
                                                              --------

     Expenses before reductions ...........................      2,526
     Expense reductions ...................................       (195)
                                                              --------

          Expenses, net ..............................................       2,331
                                                                          --------

Net investment income ................................................         953
                                                                          --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
     Investments ..........................................     17,155
     Futures contracts ....................................      1,746
     Equity swaps .........................................        419
     Foreign currency-related transactions ................        266      19,586
                                                              --------
Net change in unrealized appreciation (depreciation) on:
     Investments ..........................................     54,214
     Futures contracts ....................................       (242)
     Equity swaps .........................................        778
     Foreign currency-related transactions ................       (609)     54,141
                                                              --------    --------

Net realized and unrealized gain (loss) ..............................      73,727
                                                                          --------

Net increase (decrease) in net assets from operations ................    $ 74,680
                                                                          ========

See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report 15

SSgA
Emerging Markets Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                       For the Six          For the
                                                                       Months Ended       Fiscal Year
                                                                    February 29, 2000        Ended
                                                                       (Unaudited)      August 31, 1999
                                                                    -----------------   ---------------
Increase (Decrease) in Net Assets

Operations
     Net investment income ..........................................   $     953          $   4,830
     Net realized gain (loss) .......................................      19,586             (8,139)
     Net change in unrealized appreciation (depreciation) ...........      54,141            135,065
                                                                        ---------          ---------

          Net increase (decrease) in net assets from operations .....      74,680            131,756
                                                                        ---------          ---------

Distributions
     From net investment income .....................................      (7,555)            (8,219)
                                                                        ---------          ---------

Share Transactions
     Net increase (decrease) in net assets from share transactions...      (9,891)             5,748
                                                                        ---------          ---------

Total net increase (decrease) in net assets .........................      57,234            129,285

Net Assets
     Beginning of period ............................................     335,655            206,370
     End of period (including accumulated distributions in excess of net investment income of $1,062 and undistributed
       net investment income of $5,540, respectively) ...............   $ 392,889         $ 335,655
                                                                        =========         =========

See the accompanying notes which are an integral part of the financial statements.


16 Semiannual Report

SSgA
Emerging Markets Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            Fiscal Years Ended August 31,
                                                               --------------------------------------------------------
                                                     2000*       1999        1998        1997        1996        1995
                                                   --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ...........   $  10.47    $   6.52    $  12.33    $  10.87    $  10.30    $  11.45
                                                   --------    --------    --------    --------    --------    --------

Income From Operations
     Net investment income (a) .................        .03         .15         .18         .12         .11         .14
     Net realized and unrealized gain (loss) ...       2.27        4.07       (5.58)       1.51         .68       (1.19)
                                                   --------    --------    --------    --------    --------    --------

          Total income from operations .........       2.30        4.22       (5.40)       1.63         .79       (1.05)
                                                   --------    --------    --------    --------    --------    --------

Distributions
     From net investment income ................       (.23)       (.27)       (.15)       (.11)       (.12)       (.10)
     From net realized gain ....................         --          --        (.26)       (.06)       (.10)         --
                                                   --------    --------    --------    --------    --------    --------

          Total distributions ..................       (.23)       (.27)       (.41)       (.17)       (.22)       (.10)
                                                   --------    --------    --------    --------    --------    --------

Net Asset Value, End of Period .................   $  12.54    $  10.47    $   6.52    $  12.33    $  10.87    $  10.30
                                                   ========    ========    ========    ========    ========    ========

Total Return (%)(b) ............................      22.47       66.41      (45.36)      15.12        7.83       (9.28)

Ratios/Supplemental Data:
     Net Assets, end of period (in thousands) ..    392,889     335,655     206,370     252,708     120,216      68,385

     Ratios to average net assets (%)(c):
          Operating expenses, net (d) ..........       1.25        1.25        1.25        1.25        1.28        1.50
          Operating expenses, gross (d) ........       1.35        1.34        1.38        1.51        1.67        1.90
          Net investment income ................        .51        1.78        1.85        1.07        1.10        1.74

     Portfolio turnover rate (%) ...............      31.06       39.64       38.94       15.00        4.36       19.77

*   For the six months ended February 29, 2000 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


                                                            Semiannual Report 17

SSgA
Emerging Markets Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.   Organization

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   Significant Accounting Policies

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     Security valuation: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Securities transactions: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had net tax basis capital loss carryovers of $62,851 and $22,276,310, which may be applied against any realized net taxable


18 Semiannual Report

SSgA
Emerging Markets Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     gains in each year or until their expiration dates of August 31, 2006, and August 31, 2007, respectively, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $4,775,701 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in fiscal year 2000.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                      Net
                                                                   Unrealized
             Federal Tax       Unrealized        Unrealized       Appreciation
                Cost          Appreciation     (Depreciation)    (Depreciation)
            -------------     ------------     --------------    --------------
            $ 309,033,785     $110,032,577      $(38,499,753)     $71,532,824

     Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     Foreign currency translations: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in


                                                            Semiannual Report 19

SSgA
Emerging Markets Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     Foreign currency exchange contracts: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward contracts at February 29, 2000 are presented in the accompanying Statement of Net Assets.

     Futures: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


20 Semiannual Report

SSgA
Emerging Markets Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     Equity Swaps: The Fund has entered into several equity swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount and an agreed upon rate (i.e. the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain
     (loss). Amounts paid to the swap counterparties representing capital depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Statement of Net Assets) as collateral for the notional amount under the equity swap agreements.

     Investment in emerging markets: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   Securities Transactions

     Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $107,630,451 and $108,795,816, respectively.

     Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed


                                                            Semiannual Report 21

SSgA
Emerging Markets Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $22,286,954 and $23,304,901, respectively. The Fund recorded securities lending income of $76,316 during the period.

4.   Related Parties

     Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $3,490 under these arrangements.

     Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


22 Semiannual Report

SSgA
Emerging Markets Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

     The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS,
     Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $46,195, $1,859, $15,937, $484 and $3,156 by the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

     Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

     Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

          Advisory fees                                   $  387,106
          Administration fees                                 27,353
          Custodian fees                                     139,922
          Distribution fees                                    2,106
          Shareholder servicing fees                          29,080
          Transfer agent fees                                 13,152
          Trustees' fees                                       1,072
                                                          ----------
                                                          $  599,791
                                                          ==========


     Beneficial Interest: As of February 29, 2000, one shareholder was a record owner of approximately 39% of the total outstanding shares of the Fund.


                                                            Semiannual Report 23

SSgA
Emerging Markets Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.   Fund Share Transactions (amounts in thousands)

                                                                                 For the Periods Ended
                                                                      --------------------------------------------
                                                                       February 29, 2000        August 31, 1999
                                                                      -------------------    ---------------------
                                                                      Shares     Dollars       Shares     Dollars
                                                                      -------   ---------    ---------    --------
     Proceeds from shares sold......................................   14,901   $ 173,809       25,947   $ 225,323
     Proceeds from reinvestment of distributions....................      642       6,594          993       7,446
     Payments for shares redeemed...................................  (16,267)   (190,294)     (26,560)   (227,021)
                                                                      -------   ---------      -------   ---------
     Total net increase (decrease)..................................     (724)  $  (9,891)         380   $   5,748
                                                                      =======   =========      =======   =========

6.   Line of Credit

     The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's net assets under the agreement. The Fund did not have any drawdowns during the period.

7.   Interfund Lending Program

     The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


24 Semiannual Report

SSgA Emerging Markets Fund
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees

     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

Officers

     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Assistant Secretary, Assistant
          Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Secretary
     Carla L. Anderson, Assistant Secretary

Investment Adviser

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries

     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

Distributor

     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

Administrator

     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

Legal Counsel

     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

Independent Accountants

     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110


                                                            Semiannual Report 25

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                               SEMIANNUAL REPORT

                           Tuckerman Active REIT Fund

                               February 29, 2000

                                  SSgA(R) Funds

                           Tuckerman Active REIT Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements.......................................................    3

Financial Highlights.......................................................    7

Notes to Financial Statements..............................................    8

Fund Management and Service Providers......................................   13

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA(R) Funds
Tuckerman Active REIT Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                               Number     Value
                                                                 of       (000)
                                                               Shares       $
                                                               ------    -------
Common Stocks (a) - 98.6%
Apartment - 25.5%
Apartment Investment &
   Management Co. Class A                                      46,900     1,735
Archstone Communities Trust                                    39,100       765
Avalonbay Communities, Inc.                                    49,900     1,684
Equity Residential                                             58,500     2,336
   Properties Trust
Essex Property Trust, Inc.                                     22,500       793
Sun Communities, Inc.                                          25,200       742
                                                                         ------
                                                                          8,055
                                                                         ------

Hotels/Leisure - 3.3%
Host Marriott Corp.                                            49,500       439
Starwood Hotels & Resorts
   Woldwide, Inc.                                              27,000       606
                                                                         ------
                                                                          1,045
                                                                         ------

Leasing - 7.8%
Captec Net Lease Realty, Inc.                                  71,700       592
MeriStar Hospitality Corp.                                    118,100     1,883
                                                                         ------
                                                                          2,475
                                                                         ------

Office/Industrial - 44.2%
Alexandria Real Estate
   Equities, Inc.                                              52,600     1,608
Boston Properties, Inc.                                        42,200     1,279
Brandywine Realty Trust                                        44,000       704
Corporate Office Properties Trust                              55,300       446
Duke Realty Investments, Inc.                                  82,498     1,516
Equity Office Properties Trust                                114,700     2,746
First Industrial Realty Trust, Inc.                            34,400       894
Prentiss Properties Trust                                      33,500       689
ProLogis Trust                                                 55,700     1,006
SL Green Realty Corp.                                          73,000     1,697
Spieker Properties, Inc.                                       34,400     1,381
                                                                         ------
                                                                         13,966
                                                                         ------

Outlet Centers - 3.0%
Chelsea GCA Realty, Inc.                                       35,800       949
                                                                         ------

Regional Malls - 8.4%
CBL & Associates Properties, Inc.                              38,100       852
Simon Property Group, Inc.                                     76,600     1,801
                                                                         ------
                                                                          2,653
                                                                         ------

Self Storage - 2.2%
Storage USA, Inc.                                              22,600       709
                                                                         ------

Shopping Center - 4.2%
Equity One, Inc.                                               28,800       283
Kimco Realty Corp.                                             30,300     1,044
                                                                         ------
                                                                          1,327
                                                                         ------

Total Common Stocks
(cost $31,417)                                                           31,179
                                                                         ------

                                                            Principal
                                                             Amount
                                                              (000)
                                                                $
                                                            ---------
Short-Term Investments - 1.5%
AIM Short Term Investment
   Prime Portfolio (b)                                            296       296
Federated Investors Prime
   Cash Obligations Fund (b)                                      153       153
                                                                         ------

Total Short-Term Investments
(cost $449)                                                                 449
                                                                         ------

Total Investments - 100.1%
(identified cost $31,866)                                                31,628

Other Assets and Liabilities,
Net - (0.1%)                                                                (22)
                                                                         ------

Net Assets - 100.0%                                                      31,606
                                                                         ======

(a)   All common stocks held are Real Estate Investment Trusts (REITs).
(b)   At amortized cost, which approximates market.

See the accompanying notes which are an integral part of the financial statments.


                                                             Semiannual Report 3

SSgA(R) Funds
Tuckerman Active REIT Fund

Statement of Assets and LIABILITIES
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $31,866) ..............              $ 31,628
Receivables:
   Dividends .................................................                     3
   Investments sold ..........................................                   598
   Fund shares sold ..........................................                    53
Deferred organization expenses ...............................                     1
Prepaid expenses .............................................                     6
Short-term investments held as collateral for
securities loaned, at market .................................                 4,319
                                                                            --------

     Total assets ............................................                36,608

Liabilities
Payables:
   Investments purchased .....................................   $    620
   Fund shares redeemed ......................................         24
   Accrued fees to affiliates ................................         30
   Other accrued expenses ....................................          9
Payable upon return of securities loaned, at market ..........      4,319
                                                                 --------

     Total liabilities .......................................                  5002
                                                                            --------

Net Assets ...................................................              $ 31,606
                                                                            ========

Net Assets Consist of:
Accumulated distributions in excess of net investment income .              $   (380)
Accumulated net realized gain (loss) .........................                (6,746)
Unrealized appreciation (depreciation) on investments ........                  (238)
Shares of beneficial interest ................................                     4
Additional paid-in capital ...................................                38,966
                                                                            --------

Net Assets ...................................................              $ 31,606
                                                                            ========

Net Asset Value, offering and redemption price per share:
   ($31,605,666 divided by 4,246,725 shares of $.001 par value
     shares of beneficial interest outstanding) ..............              $   7.44
                                                                            ========

See the accompanying notes which are an integral part of the financial statments.


4 Semiannual Report

SSgA(R) Funds
Tuckerman Active REIT Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends ......................................................              $ 1,318
   Interest .......................................................                    7
                                                                                 -------

     Total investment income ......................................                1,325

Expenses
   Advisory fees ..................................................   $   107
   Administrative fees ............................................         5
   Custodian fees .................................................         9
   Distribution fees ..............................................         5
   Transfer agent fees ............................................        13
   Professional fees ..............................................         8
   Registration fees ..............................................        15
   Shareholder servicing fees .....................................         5
   Trustees' fees .................................................         2
   Miscellaneous ..................................................         1

   Expenses before reductions .....................................       170
   Expense reductions .............................................        (5)
                                                                      -------

     Expenses, net ................................................                  165
                                                                                 -------

Net investment income .............................................                1,160
                                                                                 -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ...........................               (3,128)
Net change in unrealized appreciation (depreciation) on investments                  315
                                                                                 -------

Net realized and unrealized gain (loss) ...........................               (2,813)
                                                                                 -------

Net increase (decrease) in net assets from operations .............              $(1,653)
                                                                                 =======

See the accompanying notes which are an integral part of the financial statments.


                                                             Semiannual Report 5

SSgA(R) Funds
Tuckerman Active REIT Fund

Statement of Chnages in Net Assets
Amounts in thousands

                                                                        For the Six          For the
                                                                        Months Ended       Fiscal Year
                                                                     February 29, 2000       Ended
                                                                        (Unaudited)      August 31, 1999
                                                                     -----------------   ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income ..........................................      $  1,160           $  2,248
   Net realized gain (loss) .......................................        (3,128)            (3,566)
   Net change in unrealized appreciation (depreciation) ...........           315              3,593
                                                                         --------           --------

     Net increase (decrease) in net assets from operations ........        (1,653)             2,275
                                                                         --------           --------

Distributions
   From net investment income .....................................        (1,689)            (2,374)
                                                                         --------           --------

Share Transactions
   Net increase (decrease) in net assets from share transactions ..       (10,580)            27,169
                                                                         --------           --------

Total net increase (decrease) in net assets .......................       (13,922)            27,070

Net Assets
   Beginning of period ............................................        45,528             18,458
                                                                         --------           --------
   End of period (including accumulated distributions in excess of net investment income of $380 and undistributed net investment
     income of $149, respectively) ................................      $ 31,606           $ 45,528
                                                                         ========           ========

See the accompanying notes which are an integral part of the financial statments.


6 Semiannual Report

SSgA(R) Funds
Tuckerman Active REIT Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       Fiscal Year Ended
                                                                          August 31,
                                                                  ---------------------------
                                                   2000*             1999            1998*
                                                 ----------       ----------       ----------
Net Asset Value, Beginning of Period ......      $     8.08       $     8.17       $    10.00
                                                 ----------       ----------       ----------

Income From Operations
   Net investment income (a) ..............             .25              .50              .15
   Net realized and unrealized gain (loss)             (.48)            (.01)           (1.94)
                                                 ----------       ----------       ----------

     Total income from operations .........            (.23)             .49            (1.79)
                                                 ----------       ----------       ----------

Distributions
   From net investment income .............            (.41)            (.58)            (.04)
                                                 ----------       ----------       ----------

Net Asset Value, End of Period ............      $     7.44       $     8.08       $     8.17
                                                 ==========       ==========       ==========

Total Return (%)(b) .......................           (2.77)            6.09           (17.99)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)          31,606           45,528           18,458

   Ratios to average net assets (%)(c):
     Operating expenses, net (d) ..........            1.00             1.00             1.00
     Operating expenses, gross (d) ........            1.03             1.09             1.38
     Net investment income ................            7.04             6.25             5.21

   Portfolio turnover rate (%) ............           64.67            60.13            17.36

*     For the six months ended February 29, 2000 (Unaudited).
**    For the period May 1, 1998 (commencement of operations) to August 31,
      1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   See Note 4 for current period amounts.


                                                             Semiannual Report 7

SSgA(R) Funds
Tuckerman Active REIT Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Tuckerman Active REIT Fund (formerly SSgA Real Estate Equity
      Fund)(the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


8 Semiannual Report

SSgA(R) Funds
Tuckerman Active REIT Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had a net tax basis capital loss carryover of $471,979 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2007. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $3,132,796 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in fiscal year 2000.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                               Net
                                                            Unrealized
             Federal Tax    Unrealized      Unrealized     Appreciation
                 Cost      Appreciation   (Depreciation)  (Depreciation)
            ------------  -------------   -------------   -------------
            $ 31,879,810  $     831,722   $  (1,083,554)  $    (251,832)


      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Deferred organization expenses: The Fund has incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments, aggregated to $21,007,456 and $32,283,788, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to


                                                             Semiannual Report 9

SSgA(R)
Tuckerman Active REIT Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $4,150,431 and $4,318,648, respectively. The Fund recorded securities lending income of $4,630 during the period.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .65% of its average daily net assets. The Adviser voluntarily agreed to waive up to the full amount of its Advisery fee to the extent that total expenses exceed 1.00% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $133 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


10 Semiannual Report

SSgA(R)
Tuckerman Active REIT Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months February 29, 2000, the Fund was charged shareholder servicing expenses of $4,120, $660, and $271 by the Adviser, SSBSI, and Commercial Banking, respectively. The Fund did not incur any expenses from RIS and Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $1,425 for the six months ended February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.


                                                            Semiannual Report 11

SSgA(R)
Tuckerman Active REIT Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                $29,276
            Administration fees              123
            Custodian fees                    76
            Distribution fees                 62
            Shareholder servicing fees       169
            Transfer agent fees              164
            Trustees' fees                     7
                                         -------
                                         $29,877
                                         =======

      Beneficial Interest: As of February 29, 2000, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 17% of the total outstanding shares of the Fund.

5.    Fund Share Transactions (amounts in thousands)

                                                For the Periods Ended
                                      -----------------------------------------
                                       February 29, 2000      August 31, 1999
                                      -------------------   -------------------
                                       Shares    Dollars     Shares    Dollars
                                      --------   --------   --------   --------
      Proceeds from shares sold ...        854   $  6,456      3,647   $ 29,401
      Proceeds from reinvestment of
         distributions ............         49        366        139      1,135
      Payments for shares redeemed      (2,291)   (17,402)      (411)    (3,367)
                                      --------   --------   --------   --------

      Total net increase (decrease)     (1,388)  $(10,580)     3,375   $ 27,169
                                      ========   ========   ========   ========

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's net assets under the agreement. The Fund did not have any drawdowns during the period.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


12 Semiannual Report

SSgA Tuckerman Active REIT Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
     Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 13

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                     International Growth Opportunities Fund

                               February 29, 2000

                                  SSgA(R) Funds
                     International Growth Opportunities Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)


                                Table of Contents

                                                                            Page

Financial Statements.......................................................    3

Financial Highlights.......................................................    9

Notes to Financial Statements..............................................   10

Fund Management and Service Providers......................................   16

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
International Growth Opportunities Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                        Market
                                                        Number          Value
                                                          of            (000)
                                                        Shares            $
                                                       --------        --------
Common Stocks - 94.9%
Australia - 0.7%
Telstra Corp., Ltd. NPV                                 154,400             726
                                                                       --------

Canada - 3.4%
Biovail Corp. International (a)                          23,000           1,518
Newbridge Networks Corp. (a)                             55,000           1,912
                                                                       --------
                                                                          3,430
                                                                       --------

Denmark - 2.4%
Royal Dutch Petroleum Co.                                18,010             946
Tele Danmark A/S                                          3,100             255
Tele Danmark A/S - ADR                                   29,720           1,228
                                                                       --------
                                                                          2,429
                                                                       --------

Finland - 2.9%
Nokia Oyj                                                 4,800             958
Nokia Oyj - ADR                                           9,960           1,975
                                                                       --------
                                                                          2,933
                                                                       --------

France - 8.5%
Axa - ADR                                                22,740           1,433
Axa                                                       6,400             805
Banque Nationale de Paris                                24,600           1,945
Cap Gemini SA                                             7,700           2,124
Sanofi-Synthelabo SA                                     36,600           1,411
Total Co. SA Class B                                      2,200             292
Total Fina Elf SA - ADR                                   8,850             594
                                                                       --------
                                                                          8,604
                                                                       --------

Germany - 13.3%
Allianz AG (Regd)                                         4,230           1,464
Bayer AG                                                  4,100             173
Bayer AG - ADR                                           22,180             925
DaimlerChrysler AG NPV                                   11,100             752
Dresdner Bank AG NPV                                     30,300           1,447
Global TeleSystems Group, Inc. (a)                       77,500           1,938
Mannesmann AG - ADR                                       7,640           2,520
Muenchener Rueckversicherungs-Gesellschaft AG
    NPV                                                   4,350           1,192
SAP AG - ADR                                             29,140           2,077
Schlumberger, Ltd.                                       14,200           1,049
                                                                       --------
                                                                         13,537
                                                                       --------

Hong Kong - 1.9%
Hutchison Whampoa, Ltd.                                 123,000           1,928
                                                                       --------

Ireland - 0.8%
Jefferson Smurfit Group PLC                             380,300             856
                                                                       --------

Italy - 0.1%
Beni Stabili SPA                                        109,646              59
                                                                       --------

Japan - 22.2%
Bank of Tokyo - Mitsubishi, Ltd.                        100,000           1,224
Bank of Tokyo - Mitsubishi, Ltd.- ADR                    87,940           1,088
Canon, Inc.                                              15,000             624
Canon, Inc. - ADR                                        38,980           1,649
Fuji Bank, Ltd.                                          50,000             389
Fuji Bank, Ltd. - ADR                                     9,100             709
Honda Motor Co., Ltd.                                    19,000             622
Honda Motor Co., Ltd. - ADR                              15,140           1,022
Internet Initiative Japan, Inc. - ADR (a)                 8,700             911
Matsushita Electric Industrial Co., Ltd.                 64,000           1,864
NTT Data Corp.                                               69           1,250
NTT Mobile Communication Network, Inc. NPV                   56           2,258
Sony Corp.                                                3,300             976
Sony Corp. - ADR                                          9,610           3,012
Takeda Chemical Industries                               47,100           2,658
Uni-Charm Corp.                                          37,000           2,350
                                                                       --------
                                                                         22,606
                                                                       --------

Netherlands - 10.0%
ING Groep NV                                             26,200           1,327
Koninklijke (Royal) Philips Electronics NV                1,300             241
Koninklijke (Royal) Philips Electronics NV -
    NPV                                                   9,574           1,833
Koninklijke Ahold NV                                     41,235             959
Koninklijke KPN NV                                       17,859           2,274
Royal Dutch Petroleum Co.                                10,700             560
United Pan-Europe Communications NV - ADR (a)            15,100           2,994
                                                                       --------
                                                                         10,188
                                                                       --------


                                                             Semiannual Report 3

SSgA
International Growth Opportunities Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                        Market
                                                        Number          Value
                                                          of            (000)
                                                        Shares            $
                                                       --------        --------
Spain - 6.4%
Banco Santander Central Hispano SA                      138,400           1,455
Endesa SA                                                19,900             422
Endesa SA - ADR                                          29,450             631
Telefonica SA (a)                                        23,600             679
Telefonica SA - ADR (a)                                  24,767           2,147
Terra Networks SA                                         9,295           1,210
                                                                       --------
                                                                          6,544
                                                                       --------

Sweden - 3.8%
Telefonaktiebolaget LM Ericsson Class B - ADR            36,820           3,532
Telefonaktiebolaget LM Ericsson Series B                  3,400             326
                                                                       --------
                                                                          3,858
                                                                       --------

United Kingdom - 18.5%
AstraZeneca Group PLC - ADR                              15,170             503
Barclays PLC                                             39,700             943
Barclays PLC - ADR                                        7,090             698
BP Amoco PLC                                            103,900             802
BP Amoco PLC - ADR                                       17,194             808
British Telecommunications PLC                           21,500             375
British Telecommunications PLC - ADR                      3,850             686
Cable & Wireless PLC                                     93,800           1,943
Cable & Wireless PLC - ADR                               10,300             666
Diageo PLC                                              110,400             845
Diageo PLC - ADR                                         39,160           1,207
Elan Corp. PLC - ADR (a)                                 50,720           2,086
HSBC Holdings PLC                                       189,384           2,218
Smithkline Beecham PLC - ADR                              8,550             480
Unilever PLC                                            142,100             870
Unilever PLC - ADR                                       34,163             837
Vodafone AirTouch PLC                                   206,376           1,155
Vodafone AirTouch PLC - ADR                              19,300           1,113
Zeneca Group PLC                                         17,400             569
                                                                       --------
                                                                         18,804
                                                                       --------

Total Common Stocks
(cost $73,530)                                                           96,502
                                                                       --------

Preferred Stocks - 0.3%
Germany - 0.3%
SAP AG                                                      400             333
                                                                       --------

Total Preferred Stocks
(cost $263)                                                                 333
                                                                       --------

                                                      Principal
                                                       Amount
                                                        (000)
                                                          $
                                                      ---------
Short-Term Investments - 4.0%
AIM Short Term Investment Prime
    Portfolio (b)                                         3,104           3,104
Federated Investors Prime Cash
    Obligations Fund (b)                                    919             919
                                                                       --------

Total Short-Term Investments
(cost $4,023)                                                             4,023
                                                                       --------

Total Investments - 99.2%
(identified cost $77,816)                                               100,858

Other Assets and Liabilities,
Net - 0.8%                                                                  815
                                                                       --------

Net Assets - 100.0%                                                     101,673
                                                                       ========

(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting

See the accompanying notes which are an integral part of the financial statements.


4 Semiannual Report

SSgA
International Growth Opportunities Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                        Market
                                                   % of                 Value
                                                    Net                 (000)
Industry Diversification                          Assets                  $
-----------------------------------             ---------             ---------
Basic Industries                                    1.9%                  1,954
Capital Goods                                       2.4                   2,520
Consumer Basics                                    16.0                  16,293
Consumer Durables                                  10.8                  10,995
Energy                                              5.6                   5,682
Finance                                            18.0                  18,338
General Business                                    3.8                   3,836
Miscellaneous                                       2.0                   1,987
Technology                                         16.0                  16,234
Utilities                                          18.7                  18,996
Short-Term Investments                              4.0                   4,023
                                                ---------             ---------

Total Investments                                  99.2                 100,858
Other Assets and Liabilities, Net                   0.8                     815
                                                ---------             ---------

Net Assets                                        100.0%                101,673
                                                =========             =========

Geographic Diversification
-----------------------------------
Europe                                             49.2%                 50,067
Japan                                              22.2                  22,606
United Kingdom                                     18.5                  18,804
Canada                                              3.4                   3,430
Pacific Basin                                       1.9                   1,928
Short-Term Investments                              4.0                   4,023
                                                ---------             ---------

Total Investments                                  99.2                 100,858
Other Assets and Liabilities, Net                   0.8                     815
                                                ---------             ---------

Net Assets                                        100.0%                101,673
                                                =========             =========

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA
International Growth Opportunities Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $77,816) ...........................................  $ 100,858
Receivables:
    Dividends and interest ................................................................         89
    Fund shares sold ......................................................................        936
Prepaid expenses ..........................................................................          6
Short-term investments held as collateral for securities loaned, at market ................     14,142
                                                                                             ---------

        Total assets ......................................................................    116,031

Liabilities
Payables:
    Fund shares redeemed .......................................................  $      66
    Accrued fees to affiliates .................................................        123
    Other accrued expenses .....................................................         27
Payable upon return of securities loaned, at market ............................     14,142
                                                                                  ---------

        Total liabilities .................................................................     14,358
                                                                                             ---------

Net Assets ................................................................................  $ 101,673
                                                                                             =========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ..............................  $    (130)
Accumulated net realized gain (loss) ......................................................      5,952
Unrealized appreciation (depreciation) on:
    Investments ...........................................................................     23,042
    Foreign currency-related transactions .................................................         (1)
Shares of beneficial interest .............................................................          6
Additional paid-in capital ................................................................     72,804
                                                                                             ---------

Net Assets ................................................................................  $ 101,673
                                                                                             =========

Net Asset Value, offering and redemption price per share:
    ($101,672,595 divided by 6,498,012 shares of $.001 par value
        shares of beneficial interest outstanding) ........................................  $   15.65
                                                                                             =========

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
International Growth Opportunities Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
    Dividends .....................................................    $    330
    Interest ......................................................          38
    Less foreign taxes withheld ...................................         (33)
                                                                       --------

        Total investment income ...................................         335

Expenses
    Advisory fees ......................................   $    272
    Administrative fees ................................         30
    Custodian fees .....................................         54
    Distribution fees ..................................         20
    Transfer agent fees ................................         14
    Professional fees ..................................         11
    Registration fees ..................................         17
    Shareholder servicing fees .........................         13
    Trustees' fees .....................................          2
    Miscellaneous ......................................          1
                                                           --------

    Expenses before reductions .........................        434
    Expense reductions .................................        (35)
                                                           --------

        Expenses, net .............................................         399
                                                                       --------

Net investment income (loss) ......................................         (64)
                                                                       --------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments ........................................      6,949
    Foreign currency-related transactions ..............        179       7,128
                                                           --------
Net change in unrealized appreciation (depreciation) on:
    Investments ........................................     17,610
    Foreign currency-related transactions ..............         (1)     17,609
                                                           --------

Net realized and unrealized gain (loss) ...........................      24,737
                                                                       --------

Net increase (decrease) in net assets from operations .............    $ 24,673
                                                                       ========

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
International Growth Opportunities Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                          For the Six             For the
                                                                          Months Ended          Fiscal Year
                                                                       February 29, 2000           Ended
                                                                          (Unaudited)         August 31, 1999
                                                                       -----------------      ---------------
Increase (Decrease) in Net Assets

Operations
    Net investment income (loss) .................................        $     (64)            $     433
    Net realized gain (loss) .....................................            7,128                  (650)
    Net change in unrealized appreciation (depreciation) .........           17,609                10,342
                                                                          ---------             ---------

        Net increase (decrease) in net assets from operations ....           24,673                10,125
                                                                          ---------             ---------

Distributions
    From net investment income ...................................             (400)                 (140)
    From net realized gain .......................................             (530)                   --
                                                                          ---------             ---------

        Net decrease in net assets from distributions ............             (930)                 (140)
                                                                          ---------             ---------

Share Transactions
    Net increase (decrease) in net assets from share transactions            24,514                20,465
                                                                          ---------             ---------

Total net increase (decrease) in net assets ......................           48,257                30,450

Net Assets
    Beginning of period ..........................................           53,416                22,966
                                                                          ---------             ---------
    End of period (including accumulated distributions
        in excess of net investment income of $130 and
        undistributed net investment income of $334, respectively)        $ 101,673             $  53,416
                                                                          =========             =========

See the accompanying notes which are an integral part of the financial statements.


8 Semiannual Report

SSgA
International Growth Opportunities Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            Fiscal Years Ended
                                                                 August 31,
                                                            -------------------
                                                  2000*       1999       1998**
                                                --------    --------   --------
Net Asset Value, Beginning of Period .......    $  11.31    $   8.42   $  10.00
                                                --------    --------   --------

Income From Operations
    Net investment income (loss)(a) ........        (.01)        .11        .03
    Net realized and unrealized gain (loss)         4.53        2.83      (1.61)
                                                --------    --------   --------

        Total income from operations .......        4.52        2.94      (1.58)
                                                --------    --------   --------

Distributions
    From net investment income .............        (.08)       (.05)        --
    From net realized gain .................        (.10)         --         --
                                                --------    --------   --------

        Total distributions ................        (.18)       (.05)        --
                                                --------    --------   --------

Net Asset Value, End of Period .............    $  15.65    $  11.31   $   8.42
                                                ========    ========   ========

Total Return (%)(b) ........................       40.29       35.08     (15.80)

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)     101,673      53,416     22,966

    Ratios to average net assets (%)(c):
        Operating expenses, net (d) ........        1.10        1.10       1.10
        Operating expenses, gross (d) ......        1.20        1.30       1.66
        Net investment income (loss)(e) ....        (.09)       1.16       1.27

    Portfolio turnover rate (%) ............       38.73       39.19      17.24

*     For the six months ended February 29, 2000 (Unaudited).
**    For the period May 1, 1998 (commencement of operations) to August 31,
      1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c) The ratios for the periods ended February 29, 2000 and August 31, 1998 are annualized.
(d)   See Note 4 for current period amounts.
(e) The ratio for the period ended February 29, 2000 is not annualized, as dividend income is not earned ratably throughout the fiscal year.


                                                             Semiannual Report 9

SSgA
International Growth Opportunities Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the Investment Company) is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA International Growth Opportunities Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


10 Semiannual Report

SSgA
International Growth Opportunities Fund

                                       Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had a net tax basis capital loss carryover of $509,900, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2007. As permitted by tax regulations, the Fund intends to defer net realized capital and currency losses of $180,778 incurred from November 1, 1998 to August 31, 1999, and treat them as arising in fiscal year 2000.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                               Net Unrealized
      Federal Tax        Unrealized         Unrealized          Appreciation
         Cost           Appreciation      (Depreciation)       (Depreciation)
      -----------       ------------      --------------       --------------
      $77,816,301       $27,383,184        $(4,341,095)         $23,042,089

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, passive foreign investment companies, foreign currency contracts and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Deferred organization expenses: The Fund has incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

      Foreign currency translations: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.


                                                            Semiannual Report 11

SSgA
International Growth Opportunities Fund

                                       Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

      It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

      Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

      The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

      Foreign currency exchange contracts: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

      Investment in international markets: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.


12 Semiannual Report

SSgA
International Growth Opportunities Fund

                                       Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments, aggregated to $46,808,718 and $27,369,647, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $13,753,321 and $14,142,469, respectively. The Fund recorded securities lending income of $40,660 during the period.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fees payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $989 under these arrangements.


                                                            Semiannual Report 13

SSgA
International Growth Opportunities Fund

                                       Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $9,056, $411, $3,635 and $292 by the Adviser, SSBSI, Commercial Banking, and Solutions, respectively. The Fund did not incur any expenses for RIS during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.


14 Semiannual Report

SSgA
International Growth Opportunities Fund

                                       Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

            Advisory fees                     $ 94,225
            Administration fees                  8,899
            Custodian fees                      10,465
            Distribution fees                    6,984
            Shareholder servicing fees             949
            Transfer agent fees                    520
            Trustees' fees                         651
                                              --------
                                              $122,693
                                              ========

5.    Fund Share Transactions (amounts in thousands)

                                                             For the Periods Ended
                                        ------------------------------------------------------------
                                             February 29, 2000                  August 31, 1999
                                        --------------------------        --------------------------
                                          Shares          Dollars           Shares          Dollars
                                        ---------        ---------        ---------        ---------
    Proceeds from shares sold .....         3,674         $ 50,376            2,497         $ 25,720
    Proceeds from reinvestment of
        distributions .............            30              397                5               43
    Payments for shares redeemed           (1,931)         (26,259)            (504)          (5,298)
                                        ---------        ---------        ---------        ---------
    Total net increase (decrease)           1,773         $ 24,514            1,998         $ 20,465
                                        =========        =========        =========        =========

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the Aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's net assets under the agreement. The Fund did not have any drawdowns during the period.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


                                                            Semiannual Report 15

SSgA International Growth Opportunities Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

Officers
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Assistant Secretary, Assistant
        Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Secretary
    Carla L. Anderson, Assistant Secretary

Investment Adviser
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327

Distributor
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

Administrator
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

Legal Counsel
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

Independent Accountants
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110


16 Semiannual Report

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                              High Yield Bond Fund

                                February 29, 2000

                                  SSgA(R) Funds
                              High Yield Bond Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements.......................................................    3

Financial Highlights.......................................................    9

Notes to Financial Statements..............................................   10

Fund Management and Service Providers......................................   15

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
High Yield Bond Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                       Principal        Market
                                                        Amount          Value
                                                         (000)          (000)
                                                           $              $
                                                       ---------      ---------
Long-Term Investments - 93.0%
Corporate Bonds and Notes - 80.2%
Acme Television Step Up Bond
    Series B
    Zero Coupon due 09/30/04 (a)                            500             450
Adelphia Business Solutions
    12.000% due 11/01/07                                    500             515
Adelphia Communications Corp.
     9.375% due 11/15/09                                    500             480
Agrosy Gaming Co.
    10.750% due 06/01/09                                    500             515
Alamosa PCS Holdings, Inc.
    Step Up Bond
    Zero Coupon due 02/15/10 (a)                          1,000             535
Allied Waste North America
    Series B
    10.000% due 08/01/09                                  1,000             818
American Tissue, Inc.
    12.500% due 07/15/06                                    500             513
ASAT Finance LLC
    Series UNIT
    12.500% due 11/01/06                                    500             573
Canandaigua Brands, Inc.
     8.500% due 03/01/09                                    500             475
Charter Communications Holdings LLC
    Step Up Bond
    Zero Coupon due 01/15/10 (a)                          1,500             855
Chattem, Inc.
    Series B
     8.875% due 04/01/08                                    500             453
Citadel Broadcasting Co.
     9.250% due 11/15/08                                    500             481
Classic Cable, Inc.
    Series B
     9.375% due 08/01/09                                    500             469
Concentra Operating Corp.
    13.000% due 08/15/09                                    500             428
Covad Communications Group
    12.000% due 02/15/10                                    500             491
Crown Castle International Corp.
    Step Up Bond
    Zero Coupon due 05/15/11 (a)                          1,000             605
CSC Holdings, Inc.
     9.250% due 11/01/05                                    600             614
Echostar DBS Corp.
     9.250% due 02/01/06                                    500             490
Eott Energy Partners, L.P.
    11.000% due 10/01/09                                    500             506
Focal Communications Corp.
    11.875% due 01/15/10                                    500             515
Frontier Oil Corp.
    11.750% due 11/15/09                                    500             445
Gentek, Inc.
    11.000% due 08/01/09                                    500             513
Globix Corp.
    12.500% due 02/01/10                                    500             505
Grey Wolf, Inc.
     8.875% due 07/01/07                                    500             450
Gulf Canada Resources, Ltd.
     9.250% due 01/15/04                                    100             100
     9.625% due 07/01/05                                    275             278
Hayes Lemmerz International, Inc.
     9.125% due 07/15/07                                    350             337
HMH Properties, Inc.
    Series C
     8.450% due 12/01/08                                    500             449
Huntsman ICI Chemicals, Inc.
    10.125% due 07/01/09                                    500             497
Intersil Corp.
    13.250% due 08/15/09                                    750             844
Iron Mountain, Inc.
     8.750% due 09/30/09                                    450             403
ITC Deltacom, Inc.
     9.750% due 11/15/08                                    500             492
K. Hovnanian Enterprises
     9.125% due 05/01/09                                    500             447
L-3 Communications Corp.
     8.500% due 05/15/08                                    525             475


                                                             Semiannual Report 3

SSgA
High Yield Bond Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                       Principal        Market
                                                        Amount          Value
                                                         (000)          (000)
                                                           $              $
                                                       ---------      ---------
Lear Corp.
     9.500% due 07/15/06                                    600             597
    Series B
     7.960% due 05/15/05                                    500             490
Level 3 Communications, Inc.
    Step Up Bond
    Zero Coupon due 03/15/10 (a)                          1,000             532
McLeodUSA, Inc.
     8.125% due 02/15/09                                    500             447
Metal Management, Inc.
    10.000% due 05/15/08                                    500             375
Metromedia Fiber Network, Inc.
    10.000% due 12/15/09                                  1,000             985
Nextel Partners, Inc.
    11.000% due 03/15/10                                    500             500
NEXTLINK Communications, Inc.
    Step Up Bond
    Zero Coupon due 06/01/09 (a)                            500             302
    Step Up Bond
    Zero Coupon due 12/01/09 (a)                          1,000             557
Nortek, Inc.
    Series B
     8.875% due 08/01/08                                    500             459
NTL, Inc. Step Up Bond
    Series A
    Zero Coupon due 04/15/05 (a)                          1,500           1,515
Plains Resources, Inc.
    Series B
    10.250% due 03/15/06                                    500             480
PSINet, Inc.
    10.500% due 12/01/06                                    500             510
RCN Corp. Step Up Bond
    Zero Coupon due 10/15/07 (a)                            750             499
Rhythms Netconnections, Inc.
    12.750% due 04/15/09                                    500             470
Santa Fe Snyder Corp.
     8.050% due 06/15/04                                    500             483
Snyder Oil Corp.
     8.750% due 06/15/07                                    500             495
Team Health, Inc.
    12.000% due 03/15/09                                    500             462
Tenneco Automotive, Inc.
    11.625% due 10/15/09                                    500             508
Verio, Inc.
    11.250% due 12/01/08                                    500             512
    10.625% due 11/15/09                                    500             500
Voicestream Wireless Corp.
    10.375% due 11/15/09                                    500             517
Williams Communications Group, Inc.
    10.875% due 10/01/09                                    500             509
Willis Corroon Corp.
     9.000% due 02/01/09                                    500             400
                                                                      ---------
                                                                         30,120
                                                                      ---------

Eurodollar Bonds - 8.8%
GT Group Telecom, Inc.
    Step Up Bond
    Series UNIT
    Zero Coupon due 02/01/10 (a)                          1,500             900
KPNQwest BV
     8.125% due 06/01/09                                  1,000             940
Ono Finance PLC
    13.000% due 05/01/09                                    500             529
Telewest Communication PLC
    Step Up Bond
    Zero Coupon due 02/01/10 (a)                            750             438
Worldwide Fiber, Inc.
    12.000% due 08/01/09                                    500             520
                                                                      ---------
                                                                          3,327
                                                                      ---------

Yankee Bonds - 4.0%
Gulf Canada Resources
     8.375% due 11/15/05                                    500             487
Millar Western Forest Products
     9.875% due 05/15/08                                    500             494
Versatel Telecom International NV
    11.875% due 07/15/09                                    500             510
                                                                      ---------
                                                                          1,491
                                                                      ---------

Total Long-Term Investments
(cost $35,733)                                                           34,938
                                                                      ---------


4 Semiannual Report

SSgA
High Yield Bond Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                        Market
                                                        Number          Value
                                                          of            (000)
                                                        Shares            $
                                                       ---------      ---------
Preferred Stocks - 4.4%
Global Crossing Holdings, Ltd.                                5             494
Packaging Corp. America
    Payment in Kind                                          10           1,167
                                                                      ---------

Total Preferred Stocks
(cost $1,677)                                                             1,661
                                                                      ---------

Warrants - 1.2%
Intersil Corp.                                                1             385
Ono Finance PLC                                               1              76
                                                                      ---------

Total Warrants
(cost $0)                                                                   461
                                                                      ---------

                                                       Principal
                                                        Amount
                                                         (000)
                                                           $
                                                       ---------
Short-Term Investments - 2.6%
Federated Investors Prime Cash
    Obligations Fund (b)                                    488             488
Money Market Obligations Trust (b)                          472             472
                                                                      ---------

Total Short-Term Investments
(cost $960)                                                                 960
                                                                      ---------

Total Investments - 101.2%
(identified cost $38,370)                                                38,020

Other Assets and Liabilities,
Net - (1.2%)                                                               (448)
                                                                      ---------

Net Assets - 100.0%                                                      37,572
                                                                      =========

(a)   Adjustable or floating rate security.
(b)   At amortized cost, which approximates market.

Abbreviations:
NV - Nonvoting

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA
High Yield Bond Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $38,370) ...............................   $ 38,020
Receivables:
    Dividends and interest ....................................................        724
    Investments sold ..........................................................        451
    Fund shares sold ..........................................................        120
Deferred organization expenses ................................................          3
Prepaid expenses ..............................................................          6
                                                                                  --------

        Total assets ..........................................................     39,324

Liabilities
Payables:
    Investments purchased ..........................................   $    965
    Fund shares redeemed ...........................................        745
    Accrued fees to affiliates .....................................         27
    Other accrued expenses .........................................         15
                                                                       --------

        Total liabilities .....................................................      1,752
                                                                                  --------

Net Assets ....................................................................   $ 37,572
                                                                                  ========

Net Assets Consist of:
Undistributed net investment income ...........................................   $    563
Accumulated distributions in excess of net realized gain ......................        (25)
Unrealized appreciation (depreciation) on investments .........................       (350)
Shares of beneficial interest .................................................          4
Additional paid-in capital ....................................................     37,380
                                                                                  --------

Net Assets ....................................................................   $ 37,572
                                                                                  ========

Net Asset Value, offering and redemption price per share:
    ($37,572,182 divided by 3,641,406 shares of $.001 par value
        shares of beneficial interest outstanding) ............................   $  10.32
                                                                                  ========

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
High Yield Bond Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
    Interest .......................................................................   $ 1,795
    Dividends ......................................................................        60
    Less foreign taxes withheld ....................................................       (11)
                                                                                       -------

        Total investment income ....................................................     1,844

Expenses
    Advisory fees ........................................................   $    56
    Administrative fees ..................................................         6
    Custodian fees .......................................................        11
    Distribution fees ....................................................        11
    Transfer agent fees ..................................................        13
    Professional fees ....................................................         7
    Registration fees ....................................................        16
    Shareholder servicing fees ...........................................         5
    Trustees' fees .......................................................         2
    Amortization of deferred organization expenses .......................         1
    Miscellaneous ........................................................         1
                                                                             -------

    Expenses before reductions ...........................................       129
    Expense reductions ...................................................        (2)
                                                                             -------

        Expenses, net ..............................................................       127
                                                                                       -------

Net investment income ..............................................................     1,717
                                                                                       -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ............................................       (25)
Net change in unrealized appreciation (depreciation) on investments ................       143
                                                                                       -------

Net realized and unrealized gain (loss) ............................................       118
                                                                                       -------

Net increase (decrease) in net assets from operations ..............................   $ 1,835
                                                                                       =======

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
High Yield Bond Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                             For the Six               For the
                                                                             Months Ended            Fiscal Year
                                                                          February 29, 2000             Ended
                                                                             (Unaudited)           August 31, 1999
                                                                          -----------------        ---------------
Increase (Decrease) in Net Assets

Operations
    Net investment income ..............................................     $  1,717                 $  1,677
    Net realized gain (loss) ...........................................          (25)                       9
    Net change in unrealized appreciation (depreciation) ...............          143                     (158)
                                                                             --------                 --------

        Net increase (decrease) in net assets from operations ..........        1,835                    1,528
                                                                             --------                 --------

Distributions
    From net investment income .........................................       (1,803)                  (1,196)
    From net realized gain .............................................           (1)                      (1)
                                                                             --------                 --------

        Net decrease in net assets from distributions ..................       (1,804)                  (1,197)
                                                                             --------                 --------

Share Transactions
    Net increase (decrease) in net assets from share transactions ......        2,694                   22,608
                                                                             --------                 --------

Total net increase (decrease) in net assets ............................        2,725                   22,939

Net Assets
    Beginning of period ................................................       34,847                   11,908
                                                                             --------                 --------
    End of period (including undistributed net investment income of
        $563 and $649, respectively) ...................................     $ 37,572                 $ 34,847
                                                                             ========                 ========

See the accompanying notes which are an integral part of the financial statements.


8 Semiannual Report

SSgA
High Yield Bond Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            Fiscal Years Ended
                                                                 August 31,
                                                           --------------------
                                                 2000*       1999        1998**
                                               --------    --------    --------
Net Asset Value, Beginning of Period .......   $  10.32    $   9.90    $  10.00
                                               --------    --------    --------

Income From Operations
    Net investment income (a) ..............        .47         .78         .18
    Net realized and unrealized gain (loss)         .02         .30        (.24)
                                               --------    --------    --------

        Total income from operations .......        .49        1.08        (.06)
                                               --------    --------    --------

Distributions
    From net investment income .............       (.49)       (.66)       (.04)
                                               --------    --------    --------

Net Asset Value, End of Period .............   $  10.32    $  10.32    $   9.90
                                               ========    ========    ========

Total Return (%)(b) ........................       4.94       11.21        (.59)

Ratios/Supplemental Data:
    Net Assets, end of period (in thousands)     37,572      34,847      11,908

    Ratios to average net assets (%)(c):
        Operating expenses, net (d) ........        .67         .65         .65
        Operating expenses, gross (d) ......        .68         .87        1.66
        Net investment income ..............       9.12        7.97        6.38

    Portfolio turnover rate (%) ............      85.58      234.31      173.64

*     For the six months ended February 29, 2000 (Unaudited).
**    For the period May 5, 1998 (commencement of operations) to August 31,
      1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c) The ratios for the periods ended February 29, 2000 and August 31, 1998 are annualized.
(d)   See Note 4 for current period amounts.


                                                             Semiannual Report 9

SSgA
High Yield Bond Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA High Yield Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

      Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


10 Semiannual Report

SSgA
High Yield Bond Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                               Net Unrealized
      Federal Tax        Unrealized         Unrealized          Appreciation
         Cost           Appreciation      (Depreciation)       (Depreciation)
      -----------       ------------      --------------       --------------
      $38,370,745       $    215,789      $     (566,094)      $     (350,305)

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Deferred organization expenses: The Fund incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $34,721,440 and $30,731,226, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to


                                                            Semiannual Report 11

SSgA
High Yield Bond Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, there were no outstanding securities on loan.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,876 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.


12 Semiannual Report

SSgA
High Yield Bond Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $3,626, $118, $28 and $8 by the Adviser, SSBSI, Commercial Banking and Solutions, respectively. The Fund did not incur any expenses from RIS or Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

             Advisory fees                     $18,915
             Administration fees                   987
             Custodian fees                      1,759
             Distribution fees                   3,396
             Shareholder servicing fees          1,678
             Transfer agent fees                   510
             Trustees' fees                        146
                                               -------
                                               $27,391
                                               =======

      Beneficial Interest: As of February 29, 2000, one shareholder (who is also a series of the Investment Company) was a record owner of approximately 14% of the total outstanding shares of the Fund.


                                                            Semiannual Report 13

SSgA
High Yield Bond Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.    Fund Share Transactions (amounts in thousands)

                                                             For the Periods Ended
                                        ------------------------------------------------------------
                                             February 29, 2000                  August 31, 1999
                                        --------------------------        --------------------------
                                          Shares          Dollars           Shares          Dollars
                                        ---------        ---------        ---------        ---------
    Proceeds from shares sold ...             508         $  5,197            2,289         $ 23,775
    Proceeds from reinvestment of
        distributions ...........              44              446               13              131
    Payments for shares redeemed             (288)          (2,949)            (127)          (1,298)
                                        ---------        ---------        ---------        ---------
    Total net increase (decrease)             264         $  2,694            2,175         $ 22,608
                                        =========        =========        =========        =========

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's net assets under the agreement. The Fund did not have any drawdowns during the period.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

8.    Dividends

      On March 1, 2000, the Board of Trustees declared a dividend of $.1597 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.


14 Semiannual Report

SSgA High Yield Bond Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

Officers
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Assistant Secretary, Assistant
        Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Secretary
    Carla L. Anderson, Assistant Secretary

Investment Adviser
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327

Distributor
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

Administrator
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

Legal Counsel
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

Independent Accountants
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110


                                                            Semiannual Report 15

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                               Special Equity Fund

                               February 29, 2000

                                  SSgA(R) Funds
                               Special Equity Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                           Page

Financial Statements.......................................................  3

Financial Highlights.......................................................  8

Notes to Financial Statements..............................................  9

Fund Management and Service Providers...................................... 14

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Special Equity Fund
                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                           Numbers        Value
                                                             of           (000)
                                                           Shares           $
                                                           -------       -------
Common Stocks - 93.4%
Basic Industries - 2.1%
AK Steel Holding Corp.                                     36,000            299
Smurfit-Stone Container Corp. (a)                          27,000            368
Steel Dynamics, Inc. (a)                                   40,000            615
                                                                          ------
                                                                           1,282
                                                                          ------
Capital Goods - 1.7%
American Superconductor Corp. (a)                          15,000          1,033
                                                                          ------
Consumer Basics - 13.0%
Biogen, Inc. (a)                                           10,000          1,079
Human Genome Sciences, Inc. (a)                            14,000          3,052
IDEC Pharmaceuticals Corp. (a)                              9,000          1,267
MedImmune, Inc. (a)                                         7,900          1,567
Outback Steakhouse, Inc. (a)                               32,000            836
                                                                          ------
                                                                           7,801
                                                                          ------
Consumer Durables - 0.9%
Linens 'N Things, Inc. (a)                                 26,000            512
                                                                          ------
Consumer Services - 2.1%
Atlas Air, Inc. (a)                                        23,000            556
Brinker International, Inc. (a)                            34,000            740
                                                                          ------
                                                                           1,296
                                                                          ------
Energy - 8.7%
Apache Corp.                                               30,000          1,095
Barrett Resources Corp. (a)                                31,000            903
Noble Drilling Corp. (a)                                   35,000          1,260
Smith International, Inc. (a)                              22,500          1,410
Union Pacific Resources Group, Inc.                        60,000            536
                                                                          ------
                                                                           5,204
                                                                          ------
Finance - 3.5%
ACE, Ltd.                                                  33,000            590
Legg Mason, Inc.                                           22,000            863
XL Capital, Ltd. Class A                                   16,200            655
                                                                          ------
                                                                           2,108
                                                                          ------
General Business - 1.2%
USA Networks, Inc. (a)                                     32,000            716
                                                                          ------
Shelter - 0.3%
Southdown, Inc.                                             3,300            164
                                                                          ------
Technology - 48.5%
Avanex Corp. (a)                                              527            110
BEA Systems, Inc. (a)                                      17,000          2,152
Brocade Communications Systems,                             7,300          2,111
   Inc. (a)
Conexant Systems, Inc. (a)                                 14,000          1,376
Digex, Inc. (a)                                            15,000          2,431
Entrust Technologies, Inc. (a)                             17,000          1,494
Exodus Communications, Inc. (a)                            12,000          1,708
F5 Networks, Inc. NPV (a)                                  15,000          1,354
Legato Systems, Inc. (a)                                   19,000            676
Micromuse, Inc. (a)                                        12,000          1,702
New Era of Networks, Inc. (a)                              21,000          1,924
NorthPoint Communications Group,                           38,000            862
   Inc. (a)
Phone.com, Inc. (a)                                        13,500          1,883
Rational Software Corp. (a)                                22,000          1,565
Red Hat, Inc. (a)                                          18,000          1,092
RF Micro Devices, Inc. (a)                                 11,800          1,631
VeriSign, Inc. (a)                                          7,500          1,898
Vitesse Semiconductor Corp. (a)                            21,000          2,180
Zoran Corp. (a)                                            20,000          1,018
                                                                          ------
                                                                          29,167
                                                                          ------
Transportation - 1.0%
Teekay Shipping Corp.                                      27,000            581
                                                                          ------
Utilities - 10.4%
Allegiance Telecom, Inc. (a)                               16,500          1,631
interWAVE Communication                                     8,485            546
   International, Ltd. (a)
ITC^DeltaCom, Inc. (a)                                     19,800            751
Teligent, Inc. Class A (a)                                 17,000          1,396
VoiceStream Wireless Corp. NPV (a)                          9,000          1,197


                                                             Semiannual Report 3

SSgA
Special Equity Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                         Market
                                                          Numbers        Value
                                                             of           (000)
                                                           Shares           $
                                                          -------        ------

Western Wireless Corp. NPV Class A (a)                     15,000           728
                                                                         ------
                                                                          6,249
                                                                         ------
Total Common Stocks
(cost $36,931)                                                           56,113
                                                                         ------
                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
Short-Term Investments - 8.1%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                                    2,431         2,431
Federated Investors Prime Cash
   Obligations Fund (b)                                     2,431         2,431
                                                                         ------
Total Short-Term Investments
(cost $4,862)                                                             4,862
                                                                         ------
Total Investments - 101.5%
(identified cost $41,793)                                                60,975

Other Assets and Liabilities,
Net - (1.5%)                                                               (892)
                                                                         ------
Net Assets - 100.0%                                                      60,083
                                                                         ======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.

Abbreviations:
NPV - No Par Value

See the accompanying notes which are an integeral part of the financial statements.


4 Semiannual Report

SSgA
Special Equity Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $41,793) ..........................................................        $ 60,975
Receivables:
   Dividends .............................................................................................              32
   Fund shares sold ......................................................................................           1,148
Deferred organization expenses ...........................................................................               1
Prepaid expenses .........................................................................................               4
Short-term investments held as collateral for securities loaned, at market ...............................          15,024
                                                                                                                  --------
      Total assets .......................................................................................          77,184

Liabilities
Payables:
   Investments purchased .....................................................................    $  1,988
   Fund shares redeemed ......................................................................          13
   Accrued fees to affiliates ................................................................          63
   Other accrued expenses ....................................................................          13
Payable upon return of securities loaned, at market ..........................................      15,024
                                                                                                  --------
      Total liabilities ..................................................................................          17,101
                                                                                                                  --------
Net Assets ...............................................................................................        $ 60,083
                                                                                                                  ========
Net Assets Consist of:
Accumulated distributions in excess of net investment income .............................................        $    (34)
Accumulated net realized gain (loss) .....................................................................          (1,912)
Unrealized appreciation (depreciation) on investments ....................................................          19,182
Shares of beneficial interest ............................................................................               3
Additional paid-in capital ...............................................................................          42,844
                                                                                                                  --------
Net Assets ...............................................................................................        $ 60,083
                                                                                                                  ========
Net Asset Value, offering and redemption price per share:
   ($60,083,352 divided by 3,443,629 shares of $.001 par value
      shares of beneficial interest outstanding) .........................................................        $  17.45
                                                                                                                  ========

See the accompanying notes which are an integeral part of the financial statements.


                                                             Semiannual Report 5

SSgA
Special Equity Fund

Statement of Operations
Amounts in thousands                                    For the Six Months Ended
                                                   February 29, 2000 (Unaudited)

Investment Income
   Dividends .............................................................................................        $     83
   Interest ..............................................................................................              28
                                                                                                                  --------
      Total investment income ............................................................................             111

Expenses
   Advisory fees ............................................................................    $     95
   Administrative fees ......................................................................           6
   Custodian fees ...........................................................................          12
   Distribution fees ........................................................................           6
   Transfer agent fees ......................................................................          15
   Professional fees ........................................................................           7
   Registration fees ........................................................................          19
   Shareholder servicing fees ...............................................................           6
   Trustees' fees ...........................................................................           2
   Miscellaneous ............................................................................           1
                                                                                                 --------
   Expenses before reductions ...............................................................         170
   Expense reductions .......................................................................         (30)
                                                                                                 --------
      Total expenses .....................................................................................             139
                                                                                                                  --------
Net investment income (loss) .............................................................................             (28)
                                                                                                                  --------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments ..................................................................           1,061
Net change in unrealized appreciation (depreciation) on investments ......................................          18,115
                                                                                                                  --------
Net realized and unrealized gain (loss) ..................................................................          19,176
                                                                                                                  --------
Net increase (decrease) in net assets from operations ....................................................        $ 19,148
                                                                                                                  ========

See the accompanying notes which are an integeral part of the financial statements.


6 Semiannual Report

SSgA
Special Equity Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                                               For the Six             For the
                                                                                               Months Ended          Fiscal Year
                                                                                            February 29, 2000           Ended
                                                                                               (Unaudited)         August 31, 1999
                                                                                            -----------------      ---------------
Operations
   Net investment income (loss) ..........................................................        $    (28)            $      1
   Net realized gain (loss) ..............................................................           1,061               (2,399)
   Net change in unrealized appreciation (depreciation) ..................................          18,115                5,675
                                                                                                  --------             --------
      Net increase (decrease) in net assets from operations ..............................          19,148                3,277
                                                                                                  --------             --------
Distributions
   From net investment income ............................................................              (6)                 (18)
                                                                                                  --------             --------
Share Transactions
   Net increase (decrease) in net assets from share transactions .........................          30,320               (5,784)
                                                                                                  --------             --------
Total net increase (decrease) in net assets ..............................................          49,462               (2,525)

Net Assets
   Beginning of period ...................................................................          10,621               13,146
                                                                                                  --------             --------
   End of period (including accumulated distributions in excess of
      net investment income of $34 at February 29, 2000) .................................        $ 60,083             $ 10,621
                                                                                                  ========             ========

See the accompanying notes which are an integeral part of the financial statements.


                                                            Semiannual Report 7

SSgA
Special Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      Fiscal Years Ended
                                                                                           August 31,
                                                                           -------------------------------------------
                                                                              2000*           1999            1998**
                                                                           ----------      ----------       ----------
Net Asset Value, Beginning of Period ...........................            $  9.17          $  7.17         $ 10.00
                                                                            -------          -------         -------
Income From Operations
   Net investment income (loss)(a) .............................               (.01)              --             .01
   Net realized and unrealized gain (loss) .....................               8.29             2.01           (2.84)
                                                                            -------          -------         -------
      Total income from operations .............................               8.28             2.01           (2.83)
                                                                            -------          -------         -------
Distributions
   From net investment income ..................................                 --             (.01)             --
                                                                            -------          -------         -------
Net Asset Value, End of Period .................................            $ 17.45          $  9.17         $  7.17
                                                                            =======          =======         =======
Total Return (%)(b) ............................................              90.34            28.06          (28.30)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ....................             60,083           10,621          13,146

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ..............................               1.10             1.10            1.10
      Operating expenses, gross (d) ............................               1.34             1.57            1.55
      Net investment income (loss) .............................               (.22)             .01             .24

   Portfolio turnover rate (%) .................................              20.47           211.30           88.36

*   For the six months ended February 29, 2000 (Unaudited).
**  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods ended August 31, 1998 and February 29, 2000 are annualized.
(d) See Note 4 for current period amounts.


8 Semiannual Report

SSgA
Special Equity Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Special Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

      International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                             Semiannual Report 9

SSgA
Special Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)


      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1999, the Fund had a net tax basis capital loss carryover of $1,172,352 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2007. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $1,719,108 incurred from November 1, 1998 to August 31, 1999, and treat it as arising in fiscal year 2000.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                       Net
                                                                   Unrealized
       Federal Tax       Unrealized             Unrealized        Appreciation
         Cost           Appreciation          (Depreciation)     (Depreciation)
      -----------        ----------            ------------       -----------
      $41,875,158       $32,651,232           $(13,551,202)       $19,100,030

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Deferred organization expenses: The Fund incurred expenses in connection with its organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $32,563,156 and $5,200,485, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the


10 Semiannual Report

SSgA
Special Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $14,628,418 and $15,024,480, respectively. The Fund recorded securities lending income of $15,603 during the period.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $857 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


                                                            Semiannual Report 11

SSgA
Special Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $3,165, $244 and $1,966 by the Adviser, SSBSI and Commercial Banking, respectively. The Fund did not incur any expenses from RIS and Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $550 for the six months ended February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.


12 Semiannual Report

SSgA
Special Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)


      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:

      Advisory fees                       $52,200
      Administration fees                   3,071
      Custodian fees                        3,429
      Distribution fees                       537
      Shareholder servicing fees            1,860
      Transfer agent fees                   1,890
      Trustees' fees                          168
                                          -------
 .                                         $63,155
                                          =======

      Beneficial Interest: As of February 29, 2000, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 11% of the total outstanding shares of the Fund.

5.    Fund Share Transactions  (amounts in thousands)

                                                                                           For the Periods Ended
                                                                      -------------------------------------------------------------
                                                                          February 29, 2000                    August 31, 1999
                                                                      -----------------------             ------------------------
                                                                      Shares           Dollars            Shares           Dollars
                                                                      -------         --------            -------         --------
      Proceeds from shares sold ..................................     2,581          $ 33,797             1,173          $ 10,190
      Proceeds from reinvestment of distributions ................        --                 1                 2                17
      Payments for shares redeemed ...............................      (296)           (3,478)           (1,849)          (15,991)
                                                                       -----          --------            ------          --------
      Total net increase (decrease) ..............................     2,285          $ 30,320              (674)         $ (5,784)
                                                                       =====          ========            ======          ========

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's net assets under the agreement. The Fund did not have any drawdowns during the period.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


                                                            Semiannual Report 13

SSgA Special Equity Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

Officers
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

Investment Adviser
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

Distributor
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

Administrator
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

Legal Counsel
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

Independent Accountants
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110


14 Semiannual Report

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                             Aggressive Equity Fund

                                February 29, 2000

                                  SSgA(R) Funds
                             Aggressive Equity Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                            Page

Financial Statements........................................................   3

Financial Highlights........................................................   8

Notes to Financial Statements...............................................   9

Fund Management and Service Providers.......................................  14

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
Aggressive Equity Fund

                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                            Number        Value
                                                              of          (000)
                                                            Shares          $
                                                            ------        ------
Common Stocks - 98.3%
Basic Industries - 1.5%
Alcoa, Inc.                                                  3,300           226
                                                                          ------

Capital Goods - 2.8%
Insituform Technologies, Inc.
   Class A (a)                                               4,200           118
Novellus Systems, Inc. (a)                                   5,000           297
                                                                          ------
                                                                             415
                                                                          ------

Consumer Basics - 9.7%
Biogen, Inc. (a)                                             3,100           335
BJ's Wholesale Club, Inc. (a)                                5,500           171
Parexel International Corp. (a)                             13,000           175
Pepsi Bottling Group, Inc. (The)                            10,000           168
Warner-Lambert Co.                                           2,700           231
Wellpoint Health Networks, Inc. (a)                          3,700           249
Wesley Jessen VisionCare, Inc. (a)                           3,500           100
                                                                          ------
                                                                           1,429
                                                                          ------

Consumer Durables - 0.6%
Best Buy Co. (a)                                             1,500            82
                                                                          ------

Consumer Non-Durables - 4.7%
American Eagle Outfitters, Inc.
   NPV (a)                                                   3,500            89
Federated Department Stores, Inc. (a)                        2,600            95
Neiman Marcus Group, Inc. (The)
   Class A (a)                                               5,000           107
Pacific Sunwear of California (a)                            2,800            71
Tiffany & Co.                                                3,500           225
Zale Corp. (a)                                               3,000           113
                                                                          ------
                                                                             700
                                                                          ------

Consumer Services - 0.5%
Aztar Corp. (a)                                              7,500            71
                                                                          ------

Energy - 2.8%
Apache Corp.                                                 3,000           110
BJ Services Co. (a)                                          5,300           302
                                                                          ------
                                                                             412
                                                                          ------

Finance - 1.7%
Advanta Corp. Class A                                        6,800           127
Security Capital Group, Inc.
   Class B (a)                                              10,000           129
                                                                          ------
                                                                             256
                                                                          ------

General Business - 3.2%
Diamond Technology Partners,
   Inc. (a)                                                  2,700           185
Kronos, Inc. (a)                                             2,200           139
Valassis Communications, Inc. (a)                            1,900            53
Viad Corp.                                                   4,000            93
                                                                          ------
                                                                             470
                                                                          ------

Technology - 65.9%
Adobe Systems, Inc.                                          2,800           285
Altera Corp. (a)                                             3,700           295
America Online, Inc. (a)                                     2,900           171
American Management Systems,
   Inc. (a)                                                  3,500           111
Analog Devices, Inc. (a)                                     1,000           157
Apple Computer, Inc. (a)                                     2,600           298
Applied Materials, Inc. (a)                                  1,800           329
BEA Systems, Inc. (a)                                        3,000           380
Brightpoint, Inc. (a)                                       19,000           245
Broadcom Corp. Class A (a)                                   1,200           237
BroadVision, Inc. (a)                                        1,600           404
Checkpoint Systems, Inc. (a)                                11,000            94
Cisco Systems, Inc. (a)                                        700            92
Computer Associates International,
   Inc                                                       3,600           232
CSG Systems International, Inc. (a)                            800            41
EMC Corp. (a)                                                1,100           131
i2 Technologies, Inc. (a)                                    2,600           425
Intel Corp.                                                  2,800           316
JDS Uniphase Corp. (a)                                       1,200           316


                                                             Semiannual Report 3

SSgA
Aggressive Equity Fund

                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                            Number        Value
                                                              of          (000)
                                                            Shares          $
                                                            ------        ------
Linear Technology Corp.                                      2,900           304
LSI Logic Corp. (a)                                          6,000           384
MatrixOne, Inc. New (a)                                      2,653            66
Microsoft Corp. (a)                                            800            71
Network Appliance, Inc. (a)                                  1,600           302
Network Solutions, Inc. (a)                                  1,000           322
Nextel Communications, Inc.
   Class A (a)                                               1,000           137
Onvia.com, Inc. New (a)                                      1,481            31
Portal Software, Inc. (a)                                    3,800           285
QUALCOMM, Inc. (a)                                             400            57
Quantum Corp. Hard Disk
   Drive (a)                                                16,000           126
Rational Software Corp. (a)                                  5,500           391
Razorfish, Inc. (a)                                          2,800            93
SDL, Inc. (a)                                                1,100           451
Sun Microsystems, Inc. (a)                                   3,000           286
Sybase, Inc. (a)                                            11,700           293
Symantec Corp. (a)                                           4,000           286
Teradyne, Inc. (a)                                           1,900           165
USWeb Corp. (a)                                              3,600           139
VeriSign, Inc. (a)                                           1,100           279
Veritas Software Corp. (a)                                   1,700           337
Xilinx, Inc. (a)                                             2,200           176
Yahoo!, Inc. (a)                                             1,200           193
                                                                          ------
                                                                           9,733
                                                                          ------

Transportation - 3.5%
Boeing Co.                                                   5,700           210
Kansas City Southern Industries, Inc.                        4,000           315
                                                                          ------
                                                                             525
                                                                          ------

Utilities - 1.4%
United States Cellular Corp. (a)                             1,700           114
Western Wireless Corp. NPV
   Class A (a)                                               2,000            97
                                                                          ------
                                                                             211
                                                                          ------

Total Common Stocks
(cost $11,447)                                                            14,530
                                                                          ------

                                                           Principal
                                                            Amount
                                                             (000)
                                                               $
                                                           ---------
Short-Term Investments - 0.6%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                                        46            45
Federated Investors Prime Cash
   Obligations Fund (b)                                         40            40
                                                                          ------

Total Short-Term Investments
(cost $85)                                                                    85
                                                                          ------

Total Investments - 98.9%
(identified cost $11,532)                                                 14,615

Other Assets and Liabilities,
Net - 1.1%                                                                   165
                                                                          ------

Net Assets - 100.0%                                                       14,780
                                                                          ======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.

Abbreviations:
NPV - No Par Value

See the accompanying notes which are an integral part of the financial statements.


4 Semiannual Report

SSgA
Aggressive Equity Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $11,532) ...........................................      $ 14,615
Receivables:
   Dividends ..............................................................................            54
   Investments sold .......................................................................           316
   Fund shares sold .......................................................................             6
   From Adviser ...........................................................................             7
Prepaid expenses ..........................................................................            14
Short-term investments held as collateral for securities loaned, at market ................         3,830
                                                                                                 --------

      Total assets ........................................................................        18,842

Liabilities
Payables:
   Investments purchased ....................................................      $    232
Payable upon return of securities loaned, at market .........................         3,830
                                                                                   --------

      Total liabilities ...................................................................         4,062
                                                                                                 --------

Net Assets ................................................................................      $ 14,780
                                                                                                 ========

Net Assets Consist of:
Accumulated distributions in excess of net investment income ..............................      $    (38)
Accumulated net realized gain (loss) ......................................................         3,844
Unrealized appreciation (depreciation) on investments .....................................         3,083
Shares of beneficial interest .............................................................             1
Additional paid-in capital ................................................................         7,890
                                                                                                 --------

Net Assets ................................................................................      $ 14,780
                                                                                                 ========

Net Asset Value, offering and redemption price per share:
   ($14,780,031 divided by 749,257 shares of $.001 par value
      shares of beneficial interest outstanding) ..........................................      $  19.73
                                                                                                 ========

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA
Aggressive Equity Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends ........................................................................      $    14
   Interest .........................................................................            3
                                                                                           -------

      Total investment income .......................................................           17

Expenses
   Advisory fees .......................................................      $    37
   Administrative fees .................................................            2
   Custodian fees ......................................................            9
   Distribution fees ...................................................            2
   Transfer agent fees .................................................           10
   Professional fees ...................................................            8
   Registration fees ...................................................           15
   Shareholder servicing fees ..........................................            1
   Trustees' fees ......................................................            2
   Miscellaneous .......................................................            1
                                                                              -------

   Expenses before reductions ..........................................           87
   Expense reductions ..................................................          (32)
                                                                              -------

      Expenses, net .................................................................           55
                                                                                           -------

Net investment income (loss) ........................................................          (38)
                                                                                           -------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments .............................................        4,763
Net change in unrealized appreciation (depreciation) on investments .................        2,731
                                                                                           -------

Net realized and unrealized gain (loss) .............................................        7,494
                                                                                           -------

Net increase (decrease) in net assets from operations ...............................      $ 7,456
                                                                                           =======

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
Aggressive Equity Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                               For the           For the Period
                                                                          Six Months Ended     December 30, 1998*
                                                                          February 29, 2000            to
                                                                             (Unaudited)         August 31, 1999
                                                                          -----------------    ------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss) ............................................   $    (38)            $    (23)
   Net realized gain (loss) ................................................      4,763                1,384
   Net change in unrealized appreciation (depreciation) ....................      2,731                  352
                                                                               --------             --------

      Net increase (decrease) in net assets from operations ................      7,456                1,713
                                                                               --------             --------

Distributions
   From net investment income ..............................................        (10)                  --
   From net realized gain ..................................................     (2,303)                  --
                                                                               --------             --------

      Net decrease in net assets from distributions ........................     (2,313)                  --
                                                                               --------             --------

Share Transactions
   Net increase (decrease) in net assets from share transactions ...........      2,452                5,472
                                                                               --------             --------

Total net increase (decrease) in net assets ................................      7,595                7,185

Net Assets
   Beginning of period .....................................................      7,185                   --
                                                                               --------             --------
   End of period (including accumulated distributions in excess of net investment income of $38 and undistributed net investment income
      of $10, respectively) ................................................   $ 14,780             $  7,185
                                                                               ========             ========

*    Commencement of operations.

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
Aggressive Equity Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2000*        1999**
                                                           -------      -------
Net Asset Value, Beginning of Period .................     $ 12.73      $ 10.00
                                                           -------      -------

Income From Operations
   Net investment income (loss)(a) ...................        (.06)        (.04)
   Net realized and unrealized gain (loss) ...........       11.09         2.77
                                                           -------      -------

      Total income from operations ...................       11.03         2.73
                                                           -------      -------

Distributions
   From net investment income ........................        (.02)          --
   From net realized gain ............................       (4.01)          --
                                                           -------      -------

      Total distributions ............................       (4.03)          --
                                                           -------      -------

Net Asset Value, End of Period .......................     $ 19.73      $ 12.73
                                                           =======      =======

Total Return (%)(b) ..................................      109.65        27.30

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..........      14,780        7,185

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ....................        1.10         1.10
      Operating expenses, gross (d) ..................        1.75         2.07
      Net investment income (loss) ...................        (.75)        (.50)

   Portfolio turnover rate (%) .......................      181.67       179.56

*     For the six months ended February 29, 2000 (Unaudited).
** For the period December 30, 1998 (commencement of operations) to August 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c) The ratios for the periods ended February 29, 2000 and August 31, 1999 are annualized.
(d)   See Note 4 for current period amounts.


8 Semiannual Report

SSgA
Aggressive Equity Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA Aggressive Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

      International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


                                                             Semiannual Report 9

SSgA
Aggressive Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                             Net
                                                         Unrealized
      Federal Tax     Unrealized        Unrealized      Appreciation
          Cost       Appreciation     (Depreciation)   (Depreciation)
      -----------    ------------     --------------   --------------
      $11,541,269     $6,989,340       $(3,915,329)      $3,074,011

      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments, aggregated to $18,015,202 and $18,000,643, respectively.

      Securities Lending: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to


10 Semiannual Report

SSgA
Aggressive Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

      Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2000, the value of outstanding securities on loan and the value of collateral amounted to $3,728,714 and $3,829,954, respectively. The Fund recorded securities lending income of $4,072 during the period.

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $325 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


                                                            Semiannual Report 11

SSgA
Aggressive Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS,
      Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $37 by the Adviser. The Fund did not incur any expenses from SSBSI, RIS, Commercial Banking and Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $2,323 for the six months ended February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.


12 Semiannual Report

SSgA
Aggressive Equity Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Beneficial Interest: As of February 29, 2000, two shareholders (who are also other series of the Investment Company) were record owners of approximately 50% and 36%, respectively, of the total outstanding shares of the Fund.

5.    Fund Share Transactions (amounts in thousands)

                                                                     For the Periods Ended
                                                             --------------------------------------
                                                             February 29, 2000     August 31, 1999*
                                                             -----------------     ----------------
                                                             Shares   Dollars      Shares   Dollars
                                                             ------   -------      ------   -------
      Proceeds from shares sold ........................       143    $ 2,317        679    $ 6,814
      Proceeds from reinvestment of distributions ......       187      2,310         --         --
      Payments for shares redeemed .....................      (145)    (2,175)      (115)    (1,342)
                                                              ----    -------       ----    -------
      Total net increase (decrease) ....................       185    $ 2,452        564    $ 5,472
                                                              ====    =======       ====    =======

      * For the period ended December 30, 1998 (commencement of operations) to August 31, 1999.

6.    Line of Credit

      The Fund and several affiliated Funds (the "Participants") share in a $50 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .09% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 1/3 percent of the value of it's total assets under the agreement. The Fund did not have any drawdowns during the period.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


                                                            Semiannual Report 13

SSgA Aggressive Equity Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

Officers
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Assistant Secretary, Assistant
      Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Secretary
   Carla L. Anderson, Assistant Secretary

Investment Adviser
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

Distributor
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

Administrator
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

Legal Counsel
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

Independent Accountants
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


14 Semiannual Report

                                 [COVER GRAPHIC]

                                  SSgA(R) funds

                                SEMIANNUAL REPORT

                                 IAM SHARES Fund

                                February 29, 2000

                                  SSgA(R) Funds
                                 IAM SHARES Fund

                                Semiannual Report
                          February 29, 2000 (Unaudited)

                                Table of Contents

                                                                           Page

Financial Statements.......................................................  3

Financial Highlights....................................................... 11

Notes to Financial Statements.............................................. 12

Fund Management and Service Providers...................................... 17

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Fund and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Fund, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. Russell Fund Distributors, Inc., is the distributor of the SSgA Funds.

SSgA
IAM SHARES Fund
                                                         Statement of Net Assets
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Numbers      Value
                                                               of         (000)
                                                             Shares         $
                                                             -------      ------
Common Stocks - 97.6%
Basic Industries - 3.8%
Air Products & Chemicals, Inc.                                 1,000          26
Alcoa, Inc.                                                    5,300         363
Bowater, Inc.                                                    300          15
Champion International Corp.                                     500          26
Dexter Corp.                                                     500          23
Dow Chemical Co.                                               2,600         282
Illinois Tool Works, Inc.                                      3,704         191
International Paper Co.                                        4,900         180
Kimberly-Clark Corp.                                           7,500         388
Minnesota Mining & Manufacturing Co.                           5,000         441
Phelps Dodge Corp.                                               800          38
Pitt-Des Moines, Inc.                                            600          13
Rohm & Haas Co.                                                   36           1
Sigma Aldrich Corp.                                            4,700         112
Temple-Inland, Inc.                                            2,800         143
Union Carbide Corp.                                              800          43
Willamette Industries, Inc.                                    1,600          54
                                                                          ------
                                                                           2,339
                                                                          ------
Capital Goods - 7.5%
Applied Power, Inc., Class A                                   1,700          41
Boston Scientific Corp. (a)                                      400           7
Caterpillar, Inc.                                              3,200         112
Chart Industries, Inc.                                           200           1
Cummins Engine Co., Inc.                                         100           3
Dover Corp.                                                    3,500         135
Emerson Electric Co.                                           3,600         164
Fisher Scientific International, Inc. (a)                      6,000         261
General Electric Co.                                          25,400       3,358
Ingersoll-Rand Co.                                             3,300         126
Johnson Controls, Inc.                                         2,200         117
Manitowoc Co., Inc.                                              400          11
Martin Marietta Materials, Inc.                                1,300          46
Parker-Hannifin Corp.                                            700          25
Raytheon Co. Class B                                           2,700          50
SPX Corp. (a)                                                    500          44
TRW, Inc.                                                        200          10
Tyco International, Ltd.                                       3,000         114
                                                                          ------
                                                                           4,625
                                                                          ------
Consumer Basics - 15.3%
Abbott Laboratories                                            2,500          82
American Home Products Corp.                                   2,100          91
Amgen, Inc. (a)                                                2,600         177
Baxter International, Inc.                                     8,000         436
Black & Decker Corp.                                           1,600          53
Bristol-Myers Squibb Co.                                       5,600         318
Campbell Soup Co.                                              6,900         196
Coca-Cola Co. (The)                                           19,600         949
ConAgra, Inc.                                                  3,000          49
Costco Wholesale Corp. (a)                                     1,400          70
Dial Corp.                                                     5,000          72
Gillette Co. (The)                                             1,100          39
Great Atlantic & Pacific Tea Co., Inc.                           300           7
Johnson & Johnson                                              3,400         244
Kroger Co. (The) (a)                                          15,000         223
Lilly (Eli) & Co.                                              3,100         184
Medtronic, Inc.                                                2,000          97
Merck & Co., Inc.                                             25,200       1,551
New Brunswick Scientific Co., Inc.(a)                          3,600          38
PepsiCo, Inc.                                                 15,000         484
Pfizer, Inc.                                                  13,200         424
Philip Morris Cos., Inc.                                      20,200         405
Procter & Gamble Co.                                          12,900       1,135
Ralston-Purina Group                                           2,500          71
Safeway, Inc. (a)                                              8,400         324
Sara Lee Corp.                                                 8,900         134
Schering-Plough Corp.                                         23,100         806
Suiza Foods Corp. (a)                                          2,200          86
SYSCO Corp.                                                    6,500         213
Unilever NV                                                    7,100         323
Warner-Lambert Co.                                             1,500         128
Wild Oats Markets, Inc. (a)                                    1,500          29
                                                                          ------
                                                                           9,438
                                                                          ------

Consumer Durables - 3.3%
Best Buy Co. (a)                                                 600          33
DaimlerChrysler AG                                             2,700         183
Dana Corp.                                                       300           6
Danaher Corp.                                                  5,000         204
Eaton Corp.                                                    2,100         157


                                                             Semiannual Report 3

SSgA
IAM SHARES Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Numbers      Value
                                                               of         (000)
                                                             Shares         $
                                                             -------      ------
Ethan Allen Interiors, Inc.                                    3,900          91
Federal-Mogul Corp.                                              600           8
Ford Motor Co.                                                 6,700         279
General Motors Corp.                                           6,700         510
Goodyear Tire & Rubber Co.                                       600          14
Harley-Davidson, Inc.                                          3,000         204
Lear Corp. (a)                                                   300           6
Leggett & Platt, Inc.                                          2,900          49
Maytag Corp.                                                   4,200         111
PACCAR, Inc.                                                   1,300          56
Whirlpool Corp.                                                2,400         130
                                                                          ------
                                                                           2,041
                                                                          ------
Consumer Non-Durables - 5.7%
99 Cents Only Stores NPV (a)                                   4,800         120
Anheuser-Busch Cos., Inc.                                     12,400         795
Brunswick Corp.                                                  800          14
Circuit City Stores, Inc.                                        400          16
Gap, Inc.                                                      2,700         130
Home Depot, Inc. (The)                                         7,200         416
Kohl's Corp. (a)                                                 400          30
Lowe's Cos., Inc.                                                200          10
Newell Rubbermaid, Inc.                                        4,700         109
Rite Aid Corp.                                                 9,200          63
Seagram Co., Ltd. NPV                                          6,900         405
Staples, Inc.  (a)                                               200           5
Target Corp.                                                   1,400          83
Tiffany & Co.                                                  6,600         424
TJX Cos., Inc.                                                   100           2
Wal-Mart Stores, Inc.                                         18,500         901
Walgreen Co.                                                   1,000          26
                                                                          ------
                                                                           3,549
                                                                          ------
Consumer Services - 1.9%
Alaska Air Group, Inc. (a)                                       800          21
Continental Airlines, Inc. Class B (a)                         2,000          63
Disney (Walt) Co.                                             19,600         657
Marriot International, Inc. Class A                            4,700         130
Southwest Airlines Co.                                        14,250         263
Starwood Hotels & Resorts Worldwide, Inc.                        100           2
UAL Corp. (a)                                                    100           5
USAirways Group, Inc. (a)                                      2,500          46
                                                                          ------
                                                                           1,187
                                                                          ------
Energy - 5.9%
Anadarko Petroleum Corp.                                         100           3
Apache Corp.                                                     200           7
Atlantic Richfield Co.                                         1,200          85
Baker Hughes, Inc.                                             2,200          57
BP Amoco PLC - ADR                                             3,800         179
Burlington Resources, Inc.                                       400          11
Chevron Corp.                                                  4,700         351
Exxon Mobil Corp. NPV                                         19,984       1,505
Halliburton Co.                                                5,600         214
Royal Dutch Petroleum Co.                                     12,400         651
Schlumberger, Ltd.                                             5,500         406
Texaco, Inc.                                                   3,000         142
Transocean Sedco Forex, Inc. New                               1,064          42
Unocal Corp.                                                     900          25
                                                                          ------
                                                                           3,678
                                                                          ------
Finance - 10.0%
AFLAC, Inc.                                                      800          29
Allstate Corp.                                                 2,100          41
American Express Co.                                           1,700         228
American Financial Group, Inc.                                   500          11
American International Group, Inc.                             6,250         553
Associates First Capital Corp. Class A                         1,000          20
Bank of America Corp.                                          8,500         392
Bank of New York Co., Inc.                                     2,800          93
Bank One Corp.                                                 5,400         139
BB&T Corp.                                                       600          14
Capital One Financial Corp.                                      300          11
Chase Manhattan Corp.                                          4,500         358
Chubb Corp. (The)                                                100           5
CIGNA Corp.                                                      500          37
Cincinnati Financial Corp.                                       500          15
Citigroup, Inc.                                               40,400       2,088
Fannie Mae                                                     2,200         117
Federal Home Loan Mortgage Corp.                               1,200          50


4 Semiannual Report

SSgA
IAM SHARES Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Numbers      Value
                                                               of         (000)
                                                             Shares         $
                                                             -------      ------
Fifth Third Bancorp                                              800          42
First Union Corp.                                              3,200          94
Firstar Corp.                                                  3,909          70
FleetBoston Financial Corp.                                    1,355          37
Franklin Resources, Inc.                                         200           5
Golden West Financial Corp.                                    1,800          51
Hartford Financial Services Group, Inc. (The)                    400          13
Household International Corp.                                 11,400         364
Lehman Brothers Holdings, Inc.                                   100           7
MBIA, Inc.                                                       200           8
MBNA Corp.                                                     1,500          34
Mellon Financial Corp.                                           800          24
Merrill Lynch & Co., Inc.                                      1,600         164
MGIC Investment Corp.                                            300          11
Morgan (J.P.) & Co., Inc.                                      1,000         111
Morgan Stanley Dean Witter & Co.                               5,600         394
National City Corp.                                            1,600          31
Northern Trust Corp.                                           1,000          56
Progressive Corp.                                                600          36
Providian Financial Corp.                                        400          26
Schwab (Charles) Corp.                                         4,000         167
St. Paul Cos., Inc.                                              200           4
State Street Corp.                                               800          58
SunTrust Banks, Inc.                                           1,100          56
Synovus Financial Corp.                                          100           2
U.S. Bancorp                                                   1,900          35
Wachovia Corp.                                                   700          40
Washington Mutual, Inc.                                        2,700          60
                                                                          ------
                                                                           6,201
                                                                          ------

General Business - 4.8%
Butler International, Inc. (a)                                 1,900          21
CBS Corp. (a)                                                 14,100         840
Cendant Corp. (a)                                                273           5
Computer Sciences Corp.  (a)                                   9,500         749
Dispatch Management Services Corp. (a)                         5,400          10
Knight-Ridder, Inc.                                            2,100          98
Manpower, Inc.                                                   500          16
MediaOne Group, Inc. (a)                                         700          55
Meredith Corp.                                                   600          17
New York Times Co. Class A                                     2,600         110
SBC Communications, Inc.                                       9,853         374
Time Warner, Inc.                                              1,300         111
Times Mirror Co. Class A                                         500          26
Tribune Co.                                                    7,600         296
United Stationers, Inc. (a)                                    1,300          35
Washington Post Co. Class B                                      121          59
Waste Management, Inc.                                         9,200         139
                                                                          ------
                                                                           2,961
                                                                          ------
Miscellaneous - 0.1%
Katy Industries, Inc.                                          3,100          29
Williams Industries, Inc. (The) (a)                            1,100           3
                                                                          ------
                                                                              32
                                                                          ------
Shelter - 0.9%
Armstrong World Industries, Inc.                                 500          10
Georgia-Pacific Group                                          5,400         187
Masco Corp.                                                    6,600         118
Owens Corning                                                  3,300          48
Vulcan Materials Co.                                           1,200          48
Weyerhaeuser Co.                                               2,800         143
                                                                          ------
                                                                             554
                                                                          ------
Technology - 29.8%
Adobe Systems, Inc.                                              400          41
Allen Telecom, Inc. (a)                                        4,100          56
America Online, Inc. (a)                                      10,400         614
Amphenol Corp. Class A (a)                                       800          64
Anacomp, Inc. (a)                                              1,500          26
Applied Materials, Inc. (a)                                      700         128
Avery Dennison Corp.                                           1,000          61
BMC Software, Inc. (a)                                           300          14
Boeing Co.                                                     8,100         299
Cisco Systems, Inc. (a)                                       13,300       1,757
COMPAQ Computer Corp.                                          3,800          95
Computer Associates International, Inc.                        1,800         116
Compuware Corp. (a)                                              600          13
Dell Computer Corp. (a)                                        9,800         399
EMC Corp. (a)                                                  3,300         393
Energy Conversion Devices, Inc. (a)                            4,000          89
General Dynamics Corp.                                         1,400          61


                                                             Semiannual Report 5

SSgA
IAM SHARES Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                             Numbers      Value
                                                               of         (000)
                                                             Shares         $
                                                             -------      ------
Hewlett-Packard Co.                                            3,300         444
Honeywell International, Inc.                                 12,162         585
Intel Corp.                                                   13,100       1,480
International Business Machines Corp.                          7,500         765
Litton Industries, Inc. (a)                                    1,000          30
Lockheed Martin Corp.                                          1,400          24
Lucent Technologies, Inc.                                     11,595         690
Microsoft Corp. (a)                                           23,900       2,135
Motorola, Inc.                                                   900         153
Nextel Communications, Inc. Class A (a)                          700          96
Nortel Networks Corp.                                         19,200       2,141
Northrop Grumman Corp.                                         2,400         109
Novell, Inc. (a)                                                 100           3
Oracle Systems Corp. (a)                                      11,600         861
PerkinElmer, Inc.                                              4,600         297
Philips Electronics NPV (a)                                    3,400         651
QUALCOMM, Inc. (a)                                             3,200         456
Quantum Corp. DLT & Storage Systems (a)                       13,600         141
Quantum Corp. Hard Disk Drive (a)                              6,800          54
Rockwell International Corp.                                   2,300         104
Sun Microsystems, Inc. (a)                                     4,600         438
Tellabs, Inc. (a)                                                600          29
Texas Instruments, Inc.                                        2,200         366
Textron, Inc.                                                  1,500          92
Thomas & Betts Corp.                                           1,300          29
Titan Corp. (a)                                               21,600         810
United Technologies Corp.                                      5,900         301
Xerox Corp.                                                   15,900         344
Yahoo!, Inc.New (a)                                            3,400         542
                                                                          ------
                                                                          18,396
                                                                          ------
Transportation - 1.5%
Airborne Freight Corp.                                         1,900          35
CSX Corp.                                                        500          11
Kansas City Southern Industries, Inc.                          6,200         488
Navistar International Corp. (a)                               3,000          98
Norfolk Southern Corp.                                         2,200          30
Trans World Airlines, Inc. New (a)                             4,700          11
Union Pacific Corp.                                            6,100         232
United Parcel Service, Inc. Class B                              414          24
                                                                          ------
                                                                             929
                                                                          ------

Utilities - 7.1%
AES Corp. (a)                                                    800          67
AT&T Corp.                                                    27,300       1,350
Bell Atlantic Corp.                                            4,500         220
BellSouth Corp.                                                5,800         236
Dominion Resources, Inc. NPV                                     300          11
Duke Energy Corp.                                                500          24
Enron Corp.                                                    2,600         179
GTE Corp.                                                     14,300         844
MCI WorldCom, Inc. (a)                                        12,900         576
Montana Power Co.                                             14,000         551
Peco Energy Co.                                                  300          11
Southern Co.                                                   1,200          27
Sprint Corp. (Fon Group)                                       1,800         110
Sprint Corp. (PCS Group) (a)                                   3,200         166
Williams Cos. (The)                                              400          17
                                                                          ------
                                                                           4,389
                                                                          ------
Total Common Stocks
(cost $59,231)                                                            60,319
                                                                          ------

                                                             Principal
                                                              Amount
                                                               (000)
                                                                 $
                                                             ---------
Short-Term Investments - 2.4%
AIM Short Term Investment Prime
   Portfolio (b)                                               1,284       1,284
Federated Investors Prime Cash
   Obligations Fund (b)                                           86          86
United States Treasury Bills
   5.080% due 03/16/00 (b)(c)(d)                                  30          30
   5.160% due 03/16/00 (b)(c)(d)                                  80          80
                                                                          ------
Total Short-Term Investments
(cost $1,480)                                                              1,480
                                                                          ------


6 Semiannual Report

SSgA
IAM SHARES Fund
                                              Statement of Net Assets, continued
                                                   February 29, 2000 (Unaudited)

                                                                          Market
                                                                          Value
                                                                          (000)
                                                                            $
                                                                         -------
Total Investments - 100.0%
(identified cost $60,711)                                                61,799

Other Assets and Liabilities,
Net - 0.0%                                                                  (14)
                                                                         ------
Net Assets - 100.0%                                                      61,785
                                                                         ======

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with open futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting


Futures Contracts

                                                                     Unrealized
                                                       Numbers      Appreciation
                                                         of         Depreciation
                                                      Contracts         (000)
                                                      ---------     ------------

S&P 500 Index
   Futures Contracts
   Expiration date 03/00                                    4           $  (62)
                                                                        ------
Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased                                          $  (62)
                                                                        ======


                                                             Semiannual Report 7

SSgA
IAM SHARES Fund

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)     February 29, 2000 (Unaudited)

Assets
Investments at market (identified cost $60,711) ..........................................................       $ 61,799
Receivables:
   Dividends and interest ................................................................................             90
   Fund shares sold ......................................................................................              5
   Daily variation margin on futures contracts ...........................................................             24
Prepaid expenses .........................................................................................              8
                                                                                                                 --------
      Total assets .......................................................................................         61,926

Liabilities
Payables:
   Fund shares redeemed .....................................................................    $     96
   Accrued fees to affiliates ...............................................................          37
   Other accrued expenses ...................................................................           8
                                                                                                  --------
      Total liabilities ..................................................................................            141
                                                                                                                 --------
Net Assets ...............................................................................................       $ 61,785
                                                                                                                 ========
Net Assets Consist of:
Undistributed net investment income ......................................................................       $     81
Accumulated net realized gain (loss) .....................................................................            100
Unrealized appreciation (depreciation) on:
   Investments ...........................................................................................          1,088
   Futures contracts .....................................................................................            (62)
Shares of beneficial interest ............................................................................              6
Additional paid-in capital ...............................................................................         60,572
                                                                                                                 --------
Net Assets ...............................................................................................       $ 61,785
                                                                                                                 ========
Net Asset Value, offering and redemption price per share:
   ($61,785,023 divided by 5,989,742 shares of $.001 par value
      shares of beneficial interest outstanding) .........................................................       $  10.32
                                                                                                                 ========

See the accompanying notes which are an integeral part of the financial statements.


8 Semiannual Report

SSgA
IAM SHARES Fund

Statement of Operations
Amounts in thousands      For the Six Months Ended February 29, 2000 (Unaudited)

Investment Income
   Dividends .............................................................................................        $  403
   Interest ..............................................................................................             2
   Less foreign taxes withheld ...........................................................................            (1)
                                                                                                                  ------
      Total investment income ............................................................................           404

Expenses
   Advisory fees ..............................................................................    $    78
   Administrative fees ........................................................................         10
   Custodian fees .............................................................................         21
   Distribution fees ..........................................................................         16
   Transfer agent fees ........................................................................         19
   Professional fees ..........................................................................          7
   Registration fees ..........................................................................         32
   Shareholder servicing fees .................................................................          8
   Trustees' fees .............................................................................          2
   Miscellaneous ..............................................................................          2
                                                                                                    ------

      Total expenses .....................................................................................           195
                                                                                                                  ------
Net investment income ....................................................................................           209
                                                                                                                  ------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments ................................................................................         73
   Futures contracts ..........................................................................         48           121
                                                                                                    ------
Net change in unrealized appreciation (depreciation) on:
   Investments ................................................................................      1,101
   Futures contracts ..........................................................................        (27)        1,074
                                                                                                    ------        ------
Net realized and unrealized gain (loss) ..................................................................         1,195
                                                                                                                  ------
Net increase (decrease) in net assets from operations ....................................................        $1,404
                                                                                                                  ======

See the accompanying notes which are an integeral part of the financial statements.

                                                             Semiannual Report 9

SSgA
IAM SHARES Fund

Statement of Changes in Net Assets
Amounts in thousands

                                                                                               For the Six            For the
                                                                                               Months Ended            Period
                                                                                            February 29, 2000      June 2, 1999 to
                                                                                               (Unaudited)         August 31, 1999
                                                                                            -----------------      ---------------
Increase (Decrease) in Net Assets

Operations
   Net investment income .................................................................        $    209          $    102
   Net realized gain (loss) ..............................................................             121                75
   Net change in unrealized appreciation (depreciation) ..................................           1,074               (48)
                                                                                                  --------          --------
      Net increase (decrease) in net assets from operations ..............................           1,404               129
                                                                                                  --------          --------
Distributions
   From net investment income ............................................................            (263)               --
   From net realized gain ................................................................             (96)               --
                                                                                                  --------          --------
      Net decrease in net assets from distributions ......................................            (359)               --
                                                                                                  --------          --------
Share Transactions
   Net increase (decrease) in net assets from share transactions .........................             424            60,187
                                                                                                  --------          --------
Total net increase (decrease) in net assets ..............................................           1,469            60,316

Net Assets
   Beginning of period ...................................................................          60,316                --
                                                                                                  --------          --------
   End of period (including undistributed net investment income of
      $81 and $135, respectively) ........................................................        $ 61,785          $ 60,316
                                                                                                  ========          ========

*    Commencement of operations.

See the accompanying notes which are an integeral part of the financial statements.


10 Semiannual Report

SSgA
IAM SHARES Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           2000*           19999**
                                                                                         --------         --------
Net Asset Value, Beginning of Period ..........................................          $  10.14         $  10.00
                                                                                         --------         --------
Income From Operations
   Net investment income (a) ..................................................               .03              .02
   Net realized and unrealized gain (loss) ....................................               .21              .12
                                                                                         --------         --------
      Total income from operations ............................................               .24              .14
                                                                                         --------         --------
Distributions
   From net investment income .................................................              (.04)              --
   From net realized gain .....................................................              (.02)              --
                                                                                         --------         --------
      Total distributions .....................................................              (.06)              --
                                                                                         --------         --------
Net Asset Value, End of Period ................................................          $  10.32         $  10.14
                                                                                         ========         ========
Total Return (%)(b) ...........................................................              2.37             1.40

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................................            61,785           60,316

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............................................               .62              .65
      Operating expenses, gross (d) ...........................................               .62              .67
      Net investment income ...................................................               .67              .72

   Portfolio turnover rate (%)(e) .............................................               .63               --

*   For the six months ended February 29, 2000 (Unaudited).
**  For the period June 2, 1999 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.
(e) For the period June 2, 1999 (commencement of operations) to August 31,
    1999, the rate is not meaningful due to the Fund's short period of operation.


                                                            Semiannual Report 11

SSgA
IAM SHARES Fund

                                                   Notes to Financial Statements

                                                   February 29, 2000 (Unaudited)

1.    Organization

      The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 23 investment portfolios which are in operation as of February 29, 2000. These financial statements report on one portfolio, the SSgA IAM SHARES Fund (the "Fund"). The Fund invests primarily in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions ("IAM companies"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.    Significant Accounting Policies

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security valuation: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

      International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

      Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

      The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

      Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


12 Semiannual Report

SSgA
IAM SHARES Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Federal income taxes: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

      It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

      The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2000 are as follows:

                                                                    Net
                                                                Unrealized
       Federal Tax       Unrealized          Unrealized        Appreciation
         Cost           Appreciation       (Depreciation)     (Depreciation)
      -----------        ----------         ------------       -----------
       $60,711,599      $10,181,649         $(9,093,858)        $1,087,791


      Dividends and distributions to shareholders: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

      The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

      Expenses: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

      Futures: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.    Securities Transactions

      Investment transactions: For the six months ended February 29, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $583,109 and $388,333, respectively.


                                                            Semiannual Report 13

SSgA
IAM SHARES Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

4.    Related Parties

      Adviser: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. As of February 29, 2000, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

      In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,510 under these arrangements.

      Administrator: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

      Distributor and Shareholder Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

      The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

      The Fund has service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the


14 Semiannual Report

SSgA
IAM SHARES Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

      Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2000, the Fund was charged shareholder servicing expenses of $7,821 by the Adviser. The Fund did not incur any expenses from SSBSI, RIS, Commercial Banking, and Solutions during this period.

      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2000.

      Affiliated Brokerage: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $44 for the six months ended February 29, 2000.

      Board of Trustees: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds based upon their relative net assets.

      Accrued fees payable to affiliates and trustees as of February 29, 2000 were as follows:


      Advisory fees                      $ 26,928
      Administration fees                     295
      Custodian fees                        3,321
      Distribution fees                     1,080
      Shareholder servicing fees              577
      Transfer agent fees                   3,965
      Trustees' fees                          518
                                          -------
                                          $36,684
                                          =======

      Beneficial Interest: As of February 29, 2000, two shareholders were record owners of approximately 83% and 15%, respectively, of the total outstanding shares of the Fund.

                                                            Semiannual Report 15

SSgA
IAM SHARES Fund

                                        Notes to Financial Statements, continued

                                                   February 29, 2000 (Unaudited)

5.    Fund Share Transactions (amounts in thousands)

                                                                                           For the Periods Ended
                                                                      ------------------------------------------------------------
                                                                          February 29, 2000                    August 31, 1999
                                                                      -----------------------             ------------------------
                                                                      Shares           Dollars            Shares           Dollars
                                                                      -------         --------            -------         --------

     Proceeds from shares sold........................................  47             $  484               5,952         $ 60,232
     Proceeds from reinvestment of distributions......................  35                358                  --               --
     Payments for shares redeemed..................................... (40)              (418)                 (4)             (45)
                                                                       ---             ------               -----         --------
     Total net increase (decrease)....................................  42             $  424               5,948         $ 60,187
                                                                       ===             ======               =====         ========

  * For the period June 2, 1999 (commencement of operations) to August 31, 1999.

6.    Dividend

      On March 1, 2000, the Board of Trustees declared a dividend of $.0136 from net investment income, payable on March 7, 2000 to shareholders of record on March 2, 2000.

7.    Interfund Lending Program

      The Fund and all the affiliated Funds received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.


16 Semiannual Report

SSgA IAM SHARES Fund

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

Trustees
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

Officers
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Assistant Secretary, Assistant
    Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Secretary
  Carla L. Anderson, Assistant Secretary

Investment Adviser
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

Custodian, Transfer Agent and
Office of Shareholder Inquiries
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

Distributor
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

Administrator
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

Legal Counsel
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

Independent Accountants
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110


                                                            Semiannual Report 17